Schedules of Investments

November 30, 2023 (unaudited)

Destinations Large Cap Equity Fund

Shares/Units	Security	Value
COMMON STOCKS - 97.7%
BASIC MATERIALS - 1.8%
Chemicals - 1.0%
2,727	Air Products & Chemicals Inc.	$737,790
129,538	CF Industries Holdings Inc.	9,734,781
8,800	Dow Inc.	455,400
76,119	Eastman Chemical Co.	6,381,056
3,116	Ecolab Inc.	597,431
45,738	Linde PLC	18,925,012
2,928	Sherwin-Williams Co.	816,326
	Total Chemicals	37,647,796
Forest Products & Paper - 0.2%
181,248	International Paper Co.	6,695,301
Mining - 0.6%
449,965	Freeport-McMoRan Inc.	16,792,694
204,639	Newmont Corp.	8,224,441
1,100	Southern Copper Corp.	79,123
	Total Mining	25,096,258
	TOTAL BASIC MATERIALS	69,439,355
COMMUNICATIONS - 11.8%
Advertising - 0.6%
410,278	Interpublic Group of Cos., Inc.	12,611,946
159,152	Omnicom Group Inc.	12,832,426
	Total Advertising	25,444,372
Internet - 9.1%
5,000	Airbnb Inc., Class A Shares*	631,700
746,579	Alphabet Inc., Class A Shares*	98,944,115
172,711	Alphabet Inc., Class C Shares*	23,129,457
725,371	Amazon.com Inc.*	105,969,449
7,823	Booking Holdings Inc.*	24,452,351
87,173	Etsy Inc.*	6,608,585
676,160	Match Group Inc.*	21,894,061
43,713	Meta Platforms Inc., Class A Shares*	14,300,708
5,463	Netflix Inc.*	2,589,298
150,482	Palo Alto Networks Inc.*	44,405,733
128,372	Uber Technologies Inc.*	7,237,613
29,475	VeriSign Inc.*	6,254,595
	Total Internet	356,417,665
Media - 0.3%
1,272	Charter Communications Inc., Class A Shares*	508,965
50,993	Comcast Corp., Class A Shares	2,136,097
202,442	Fox Corp., Class A Shares	5,980,137
23,752	Maplebear Inc.*(b)@	574,561
22,785	Walt Disney Co.*	2,111,941
	Total Media	11,311,701
Telecommunications - 1.8%
3,114	Arista Networks Inc.*	684,177
808,710	AT&T Inc.	13,400,325
328,089	Cisco Systems Inc.	15,872,946
21,562	Motorola Solutions Inc.	6,961,723
229,993	T-Mobile US Inc.	34,602,447

Schedules of Investments

November 30, 2023 (unaudited)

Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMUNICATIONS - 11.8% - (continued)
Telecommunications - 1.8% - (continued)
52,472	Verizon Communications Inc.	$2,011,252
	Total Telecommunications	73,532,870
	TOTAL COMMUNICATIONS	466,706,608
CONSUMER CYCLICAL - 11.0%
Airlines - 0.8%
631,401	Delta Air Lines Inc.	23,317,639
154,290	United Airlines Holdings Inc.*	6,079,026
	Total Airlines	29,396,665
Apparel - 0.9%
321,504	NIKE Inc., Class B Shares	35,452,246
Auto Manufacturers - 0.6%
27,426	Cummins Inc.	6,147,812
48,887	Ford Motor Co.	501,581
219,056	General Motors Co.	6,922,170
34,366	Tesla Inc.*	8,250,589
	Total Auto Manufacturers	21,822,152
Auto Parts & Equipment - 0.5%
123,731	Aptiv PLC*	10,249,876
234,870	Mobileye Global Inc., Class A Shares*	9,641,414
	Total Auto Parts & Equipment	19,891,290
Distribution/Wholesale - 1.7%
325,991	Copart Inc.*	16,371,268
107,465	Ferguson PLC	18,413,053
741,016	LKQ Corp.	32,997,443
	Total Distribution/Wholesale	67,781,764
Entertainment - 0.6%
362,093	International Game Technology PLC	9,678,746
192,572	Live Nation Entertainment Inc.*	16,218,414
	Total Entertainment	25,897,160
Home Furnishings - 0.2%
107,149	Dolby Laboratories Inc., Class A Shares	9,228,743

Lodging - 0.4%
315,879	Las Vegas Sands Corp.	14,568,339
3,092	Marriott International Inc., Class A Shares	626,748
	Total Lodging	15,195,087
Retail - 5.3%
237	AutoZone Inc.*	618,553
346,179	BJ's Wholesale Club Holdings Inc.*	22,356,240
18,888	Chipotle Mexican Grill Inc., Class A Shares*	41,596,098
82,722	Costco Wholesale Corp.	49,032,638
2,738	Dollar General Corp.	359,007
114,813	Dollar Tree Inc.*	14,189,739
16,020	Domino's Pizza Inc.	6,294,098
12,623	Home Depot Inc.	3,957,184
7,269	Lowe's Cos., Inc.	1,445,295
38,004	Lululemon Athletica Inc.*	16,980,187
9,066	McDonald's Corp.	2,555,161
29,805	O'Reilly Automotive Inc.*	29,279,836
119,065	Starbucks Corp.	11,823,155
5,773	Target Corp.	772,485
14,366	TJX Cos., Inc.	1,265,788
17,775	Walmart Inc.	2,767,390

Schedules of Investments

November 30, 2023 (unaudited)

Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
CONSUMER CYCLICAL - 11.0% - (continued)
Retail - 5.3% - (continued)
48,096	Yum! Brands Inc.	$6,038,453
	Total Retail	211,331,307
	TOTAL CONSUMER CYCLICAL	435,996,414
CONSUMER NON-CYCLICAL - 21.4%
Agriculture - 0.7%
174,082	Altria Group Inc.	7,318,407
6,608	Archer-Daniels-Midland Co.	487,208
97,417	Bunge Global SA	10,703,206
102,970	Philip Morris International Inc.	9,613,279
	Total Agriculture	28,122,100
Beverages - 1.6%
103,638	Brown-Forman Corp., Class B Shares	6,087,696
199,631	Coca-Cola Co.	11,666,436
1,990	Constellation Brands Inc., Class A Shares	478,575
940,333	Keurig Dr Pepper Inc.	29,686,313
268,861	Monster Beverage Corp.*	14,827,684
17,191	PepsiCo Inc.	2,893,073
	Total Beverages	65,639,777
Biotechnology - 2.5%
29,368	Alnylam Pharmaceuticals Inc.*	4,941,166
29,526	Amgen Inc.	7,961,391
47,472	Biogen Inc.*	11,112,246
334,825	BioMarin Pharmaceutical Inc.*	30,495,861
97,400	Gilead Sciences Inc.	7,460,840
61,595	Illumina Inc.*	6,279,610
111,511	Incyte Corp.*	6,059,508
4,100	Moderna Inc.*	318,570
18,812	Regeneron Pharmaceuticals Inc.*	15,497,514
19,764	Vertex Pharmaceuticals Inc.*	7,012,465
	Total Biotechnology	97,139,171
Commercial Services - 1.7%
5,136	Automatic Data Processing Inc.	1,180,869
405,280	CoStar Group Inc.*	33,654,451
30,990	Equifax Inc.	6,746,833
26,882	MarketAxess Holdings Inc.	6,454,906
1,954	Moody's Corp.	713,132
13,989	PayPal Holdings Inc.*	805,906
107,433	Quanta Services Inc.	20,230,708
4,012	S&P Global Inc.	1,668,310
	Total Commercial Services	71,455,115
Cosmetics/Personal Care - 0.5%
10,220	Colgate-Palmolive Co.	805,029
2,897	Estee Lauder Cos., Inc., Class A Shares	369,918
744,818	Kenvue Inc.	15,224,080
29,385	Procter & Gamble Co.	4,511,185
	Total Cosmetics/Personal Care	20,910,212
Food - 2.0%
7,320	General Mills Inc.	465,991
1,877	Hershey Co.	352,726
10,034	Kraft Heinz Co.	352,294
690,835	Kroger Co.(a)	30,583,265
126,645	Mondelez International Inc., Class A Shares	8,999,394

Schedules of Investments

November 30, 2023 (unaudited)

Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
CONSUMER NON-CYCLICAL - 21.4% - (continued)
Food - 2.0% - (continued)
352,719	Nestle SA, ADR(b)	$40,181,748
6,319	Sysco Corp.	456,042
	Total Food	81,391,460
Healthcare-Products - 5.4%
21,575	Abbott Laboratories	2,250,057
31,918	Agilent Technologies Inc.	4,079,120
100,556	Alcon Inc.	7,605,050
337,121	Boston Scientific Corp.*	18,841,693
161,479	Danaher Corp.	36,059,875
99,783	Edwards Lifesciences Corp.*	6,756,307
249,061	Exact Sciences Corp.*	15,939,904
4,860	GE HealthCare Technologies Inc.	332,716
162,168	Globus Medical Inc., Class A Shares*	7,284,587
85,055	Hologic Inc.*	6,064,421
126,811	Insulet Corp.*	23,978,692
157,140	Intuitive Surgical Inc.*	48,845,398
385,725	Medtronic PLC	30,576,421
4,470	Stryker Corp.	1,324,595
4,830	Thermo Fisher Scientific Inc.	2,394,521
	Total Healthcare-Products	212,333,357
Healthcare-Services - 3.5%
197,199	Centene Corp.*	14,529,622
65,514	DaVita Inc.*	6,647,050
2,950	Elevance Health Inc.	1,414,495
2,506	HCA Healthcare Inc.	627,703
1,616	Humana Inc.	783,534
29,380	Laboratory Corp. of America Holdings	6,372,816
16,859	Molina Healthcare Inc.*	6,162,976
45,631	Quest Diagnostics Inc.	6,261,942
162,143	UnitedHealth Group Inc.	89,660,215
	Total Healthcare-Services	132,460,353
Household Products/Wares - 0.0%
4,173	Kimberly-Clark Corp.	516,325
Pharmaceuticals - 3.5%
116,217	AbbVie Inc.	16,548,139
96,337	Becton Dickinson & Co.	22,752,873
26,178	Bristol-Myers Squibb Co.	1,292,670
3,588	Cigna Group	943,213
15,909	CVS Health Corp.	1,081,017
156,851	DexCom Inc.*	18,119,427
64,849	Eli Lilly & Co.	38,328,353
30,071	Johnson & Johnson	4,650,781
1,703	McKesson Corp.	801,364
31,677	Merck & Co., Inc.	3,246,259
70,428	Pfizer Inc.	2,145,941
310,440	Sanofi SA, ADR	14,513,070
92,221	Zoetis Inc., Class A Shares	16,292,684
	Total Pharmaceuticals	140,715,791
	TOTAL CONSUMER NON-CYCLICAL	850,683,661
ENERGY - 4.8%
Oil & Gas - 4.8%
22,058	Chevron Corp.	3,167,529

Schedules of Investments

November 30, 2023 (unaudited)

Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
ENERGY - 4.8% - (continued)
Oil & Gas - 4.8% - (continued)
259,756	ConocoPhillips	$30,020,001
46,297	Diamondback Energy Inc.	7,148,720
171,972	EOG Resources Inc.	21,164,594
477,992	EQT Corp.	19,100,560
50,463	Exxon Mobil Corp.	5,184,569
251,878	Marathon Oil Corp.	6,405,257
97,678	Marathon Petroleum Corp.	14,572,581
468,095	Occidental Petroleum Corp.	27,687,819
107,456	Phillips 66	13,850,004
2,941	Pioneer Natural Resources Co.	681,253
681,738	Suncor Energy Inc.(a)	22,490,537
229,677	Valaris Ltd.*	15,755,842
4,353	Valero Energy Corp.	545,692
	Total Oil & Gas	187,774,958
Oil & Gas Services - 0.0%
17,706	Schlumberger NV	921,420
Pipelines - 0.0%
24,394	Kinder Morgan Inc.	428,603
	TOTAL ENERGY	189,124,981
FINANCIAL - 16.5%
Banks - 2.4%
86,838	Bank of America Corp.	2,647,691
24,191	Citigroup Inc.	1,115,205
59,848	Goldman Sachs Group Inc.	20,440,486
318,901	JPMorgan Chase & Co.	49,774,068
180,218	Morgan Stanley	14,298,496
4,938	PNC Financial Services Group Inc.	661,494
16,500	Truist Financial Corp.	530,310
19,108	US Bancorp	728,397
45,730	Wells Fargo & Co.	2,039,101
	Total Banks	92,235,248
Diversified Financial Services - 4.5%
7,362	American Express Co.	1,257,209
22,213	Ameriprise Financial Inc.	7,852,518
573,140	Ant Group Co., Ltd.(b)(c)	561,219
138,671	Apollo Global Management Inc.	12,757,732
1,897	BlackRock Inc., Class A Shares	1,425,083
4,694	Capital One Financial Corp.	524,132
303,238	Charles Schwab Corp.	18,594,554
118,533	CME Group Inc., Class A Shares	25,882,866
7,095	Intercontinental Exchange Inc.	807,695
37,324	LPL Financial Holdings Inc.	8,297,125
98,202	Mastercard Inc., Class A Shares	40,638,934
162,467	Visa Inc., Class A Shares	41,702,029
255,048	Voya Financial Inc.	18,238,482
	Total Diversified Financial Services	178,539,578
Equity Real Estate Investment Trusts (REITs) - 0.2%
5,811	American Tower Corp.	1,213,220
5,373	Crown Castle Inc.	630,145
1,178	Equinix Inc.	960,082
11,463	Prologis Inc.	1,317,443

Schedules of Investments

November 30, 2023 (unaudited)

Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
FINANCIAL - 16.5% - (continued)
Equity Real Estate Investment Trusts (REITs) - 0.2% (continued)
1,958	Public Storage	$506,652
193,920	Weyerhaeuser Co.	6,079,392
	Total Equity Real Estate Investment Trusts (REITs)	10,706,934
Insurance - 8.2%
145,000	Allstate Corp.	19,991,150
287,698	American International Group Inc.	18,933,405
43,032	Aon PLC, Class A Shares	14,135,582
119,610	Assurant Inc.	20,096,872
306,894	Berkshire Hathaway Inc., Class B Shares*	110,481,840
5,141	Chubb Ltd.	1,179,500
38,768	Fairfax Financial Holdings Ltd.(b)	35,740,607
6,127	Marsh & McLennan Cos., Inc.	1,221,846
8,029	MetLife Inc.	510,885
208,664	Progressive Corp.	34,227,156
99,603	RenaissanceRe Holdings Ltd.	21,350,899
2,893	Travelers Cos., Inc.	522,534
189,533	Willis Towers Watson PLC	46,681,978
	Total Insurance	325,074,254
Private Equity - 1.2%
71,859	Ares Management Corp., Class A Shares	8,066,173
8,900	Blackstone Inc.	1,000,093
312,117	Carlyle Group Inc.	10,699,371
389,486	KKR & Co., Inc.	29,538,618
	Total Private Equity	49,304,255
	TOTAL FINANCIAL	655,860,269
INDUSTRIAL - 8.3%
Aerospace/Defense - 1.7%
68,663	Boeing Co.*	15,904,411
27,795	General Dynamics Corp.	6,864,531
172,156	Howmet Aerospace Inc.	9,055,406
2,395	L3Harris Technologies Inc.	456,990
16,636	Lockheed Martin Corp.	7,449,102
58,295	Northrop Grumman Corp.	27,699,452
18,234	RTX Corp.	1,485,706
	Total Aerospace/Defense	68,915,598
Building Materials - 3.1%
307,487	Armstrong World Industries Inc.	26,077,973
945,374	CRH PLC	59,322,219
8,535	Johnson Controls International PLC	450,648
21,582	Martin Marietta Materials Inc.	10,026,781
73,752	Trane Technologies PLC	16,624,438
29,826	Vulcan Materials Co.	6,369,641
	Total Building Materials	118,871,700
Electrical Components & Equipment - 0.3%
49,168	Eaton Corp. PLC	11,195,062
7,087	Emerson Electric Co.	630,034
	Total Electrical Components & Equipment	11,825,096
Electronics - 0.4%
40,536	Honeywell International Inc.	7,941,813
26,968	Hubbell Inc., Class B Shares	8,090,400
	Total Electronics	16,032,213

Schedules of Investments

November 30, 2023 (unaudited)

Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
INDUSTRIAL - 8.3% - (continued)
Environmental Control - 0.2%
112,802	Veralto Corp.*	$8,713,955
5,021	Waste Management Inc.	858,541
	Total Environmental Control	9,572,496
Machinery-Construction & Mining - 0.0%
6,413	Caterpillar Inc.	1,607,867
Machinery-Diversified - 0.0%
3,381	Deere & Co.	1,232,070
Miscellaneous Manufacturers - 1.5%
6,900	3M Co.	683,583
80,685	AO Smith Corp.	6,080,422
27,682	Axon Enterprise Inc.*	6,363,261
132,723	Carlisle Cos., Inc.	37,216,856
13,481	General Electric Co.	1,641,986
3,734	Illinois Tool Works Inc.	904,412
79,264	Textron Inc.	6,076,378
	Total Miscellaneous Manufacturers	58,966,898
Shipbuilding - 0.2%
25,999	Huntington Ingalls Industries Inc.	6,162,283
Transportation - 0.9%
24,916	CSX Corp.	804,787
89,098	FedEx Corp.	23,061,235
2,869	Norfolk Southern Corp.	625,901
7,583	Union Pacific Corp.	1,708,222
51,211	United Parcel Service Inc., Class B Shares	7,764,100
	Total Transportation	33,964,245
	TOTAL INDUSTRIAL	327,150,466
TECHNOLOGY - 20.4%
Computers - 3.2%
84,458	Accenture PLC, Class A Shares	28,136,338
186,277	Apple Inc.	35,383,316
31,101	CACI International Inc., Class A Shares*	9,981,866
88,640	Crowdstrike Holdings Inc., Class A Shares*	21,006,794
127,669	Fortinet Inc.*	6,710,283
92,122	International Business Machines Corp.	14,606,864
58,427	Leidos Holdings Inc.	6,270,386
	Total Computers	122,095,847
Semiconductors - 5.6%
298,103	Advanced Micro Devices Inc.*	36,118,160
6,314	Analog Devices Inc.	1,157,861
112,885	Applied Materials Inc.	16,907,915
5,362	Broadcom Inc.	4,963,764
487,596	Intel Corp.	21,795,541
1,715	KLA Corp.	934,023
35,990	Lam Research Corp.	25,765,961
205,360	Micron Technology Inc.	15,632,003
177,497	NVIDIA Corp.	83,015,347
59,440	Qorvo Inc.*	5,735,960
61,692	QUALCOMM Inc.	7,961,353
55,493	Texas Instruments Inc.	8,474,336
	Total Semiconductors	228,462,224
Software - 11.6%
48,068	Adobe Inc.*	29,370,029

Schedules of Investments

November 30, 2023 (unaudited)

Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
TECHNOLOGY - 20.4% - (continued)
Software - 11.6% - (continued)
98,938	Akamai Technologies Inc.*	$11,430,307
1,800	Atlassian Corp., Class A Shares*	343,710
2,681	Autodesk Inc.*	585,611
3,410	Cadence Design Systems Inc.*	931,851
575	Canva Inc.*(b)(c)@	538,936
1,271	Celonis SE*(b)(c)@	533,149
356,915	Dynatrace Inc.*	19,112,798
3,796	Epic Games Inc., Private Placement*(b)(c)@	2,002,891
5,971	Fair Isaac Corp.*	6,494,060
299,172	Fiserv Inc.*	39,074,855
94,561	Intuit Inc.	54,037,829
835	Magic Leap Inc., Series D, Private Placement*(b)(c)@	1,495
466,901	Microsoft Corp.	176,913,458
43,345	MSCI Inc., Class A Shares	22,576,243
18,960	Oracle Corp.	2,203,342
1,377	Roper Technologies Inc.	741,170
101,537	Salesforce Inc.*	25,577,170
80,972	ServiceNow Inc.*	55,525,739
3,900	Snowflake Inc., Class A Shares*	731,952
20,012	Stripe Inc., Class B Shares, Private Placement*(b)(c)@	345,587
1,917	Synopsys Inc.*	1,041,372
35,739	Veeva Systems Inc., Class A Shares*	6,229,665
2,500	Workday Inc., Class A Shares*	676,800
	Total Software	457,020,019
	TOTAL TECHNOLOGY	807,578,090
UTILITIES - 1.7%
Electric - 1.7%
6,465	American Electric Power Co., Inc.	514,291
183,025	Constellation Energy Corp.	22,153,346
220,806	Dominion Energy Inc.	10,011,344
9,642	Duke Energy Corp.	889,764
12,381	Exelon Corp.	476,792
304,978	IDACORP Inc.	29,430,377
25,246	NextEra Energy Inc.	1,477,144
7,806	Sempra	568,823
13,577	Southern Co.	963,695
	Total Electric	66,485,576
	TOTAL UTILITIES	66,485,576
	TOTAL COMMON STOCKS
	(Cost - $2,895,139,369)	3,869,025,420
EXCHANGE TRADED FUND (ETF) - 1.4%
223,395	Vanguard Mega Capital Growth
	(Cost - $46,693,269)	55,958,214
PREFERRED STOCKS - 0.0%
CONSUMER CYCLICAL - 0.0%
Auto Manufacturers - 0.0%
21,292	Sila Nanotechnologies Inc., Series F, Private Placement*(b)(c)@	579,760

Schedules of Investments

November 30, 2023 (unaudited)

Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
CONSUMER CYCLICAL - 0.0%- (continued)
Auto Manufacturers - 0.0% (continued)
9,549	Waymo LLC, Series A2, Private Placement*(b)(c)@	$528,699
	Total Auto Manufacturers	1,108,459
	TOTAL CONSUMER CYCLICAL	1,108,459
INDUSTRIAL - 0.0%
Electrical Components & Equipment - 0.0%
48,400	GM Cruise Holdings LLC, Class F Shares, Private Placement*(b)(c)@	644,468
39,865	GM Cruise Holdings LLC, Class G Shares, Private Placement*(b)(c)@	624,425
	Total Electrical Components & Equipment	1,268,893
Environmental Control - 0.0%
23,420	Redwood Materials Inc., Series C, Private Placement*(b)(c)@	993,804
Machinery - 0.0%
108,389	Nuro Inc., Series C, Private Placement*(b)(c)@	627,247
26,242	Nuro Inc., Series D*(b)(c)@	215,447
	Total Machinery	842,694
	TOTAL INDUSTRIAL	3,105,391
TECHNOLOGY - 0.0%
Software - 0.0%
27	Canva Inc., Series A, Private Placement*(b)(c)@	25,307
10	Canva Inc., Series A-3, Private Placement*(b)(c)@	9,390
1	Canva Inc., Series A-4, Private Placement*(b)(c)@	940
3,788	Celonis SE, Series D*(b)(c)@	1,588,960
6,765	Formagrid Inc.*(b)(c)@	633,711
20,620	Rappi Inc., Series E, Private Placement*(b)(c)@	1,099,623
	Total Software	3,357,931
	TOTAL TECHNOLOGY	3,357,931
	TOTAL PREFERRED STOCKS
	(Cost - $10,669,133)	7,571,781
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
	(Cost - $2,952,501,771)	3,932,555,415

Face Amount†
SHORT-TERM INVESTMENTS - 1.5%
TIME DEPOSITS - 1.5%
4	GBP	BNP Paribas SA - Paris, 4.160% due 12/1/23	6
53,382,857		Citibank - New York, 4.680% due 12/1/23	53,382,857
2,991,837		JPMorgan Chase & Co. - New York, 4.680% due 12/1/23	2,991,837
3,753,498		Royal Bank of Canada - Toronto, 4.680% due 12/1/23	3,753,498
91,380	EUR	Skandinaviska Enskilda Banken AB - Stockholm, 2.810% due 12/1/23	99,476
		TOTAL TIME DEPOSITS
		(Cost - $60,227,674)	60,227,674

Shares/Units
INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 0.6%
MONEY MARKET FUND - 0.6%
22,695,635	Federated Government Obligations Fund, Premier Class, 5.213%(d)
	(Cost - $22,695,635)	22,695,635
	TOTAL INVESTMENTS - 101.2%
	(Cost - $3,035,425,080)	4,015,478,724
	Liabilities in Excess of Other Assets - (1.2)%	(46,024,848)
	TOTAL NET ASSETS - 100.0%	$3,969,453,876

Schedules of Investments

November 30, 2023 (unaudited)

Destinations Large Cap Equity Fund (continued)

†	Face amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	Illiquid security. The aggregate value of illiquid holdings at November 30, 2023, amounts to $88,051,974 and represents 2.22% of net assets.
(c)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees using significant unobservable inputs.
(d)	Represents investment of collateral received from securities lending transactions.
@	Restricted security – Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

Security	First Acquisition Date	First Acquisition Cost	Market Value	Percent of Net Assets
Canva Inc.	12/17/2021	$589,640	$538,936	0.01%
Canva Inc., Series A, Private Placement	12/17/2021	46,012	25,307	0.00%*
Canva Inc., Series A-3, Private Placement	12/17/2021	17,042	9,390	0.00%*
Canva Inc., Series A-4, Private Placement	12/17/2021	1,704	940	0.00%*
Celonis SE	6/17/2021	470,003	533,149	0.01%
Celonis SE, Series D	6/17/2021	1,225,484	1,588,960	0.04%
Epic Games Inc., Private Placement	6/18/2020	1,665,200	2,002,891	0.05%
Formagrid Inc.	12/8/2021	1,266,980	633,711	0.02%
GM Cruise Holdings LLC, Class F Shares, Private Placement	5/7/2019	883,300	644,468	0.02%
GM Cruise Holdings LLC, Class G Shares, Private Placement	1/21/2021	1,050,443	624,425	0.02%
Magic Leap Inc., Series D, Private Placement	10/12/2017	406,539	1,495	0.00%*
Maplebear Inc.	7/2/2020	655,877	574,561	0.01%
Nuro Inc., Series C, Private Placement	10/30/2020	940,662	627,247	0.02%
Nuro Inc., Series D	10/29/2021	547,033	215,447	0.01%
Rappi Inc., Series E, Private Placement	9/8/2020	492,486	1,099,623	0.03%
Redwood Materials Inc., Series C, Private Placement	5/28/2021	1,110,190	993,804	0.02%
Sila Nanotechnologies Inc., Series F, Private Placement	1/7/2021	878,780	579,760	0.01%
Stripe Inc., Class B Shares, Private Placement	12/17/2019	156,994	345,587	0.01%
Waymo LLC, Series A2, Private Placement	5/8/2020	819,946	528,699	0.01%
Total			$11,568,400	0.29%

* Position represents less than 0.005%

Abbreviations used in this schedule:
ADR	—	American Depositary Receipts
LLC	—	Limited Liability Company
PLC	—	Public Limited Company
REIT	—	Real Estate Investment Trust

Schedules of Investments

November 30, 2023 (unaudited)

Destinations Large Cap Equity Fund (concluded)

Summary of Investments by Security Sector^
Consumer Non-cyclical	21.2%
Technology	20.2
Financial	16.3
Communications	11.6
Consumer Cyclical	10.9
Industrial	8.2
Energy	4.7
Basic Materials	1.7
Utilities	1.7
Exchange Traded Funds (ETFs)	1.4
Short-Term Investments	1.5
Money Market Fund	0.6
100.0%

^ As a percentage of total investments.

At November 30, 2023, Destinations Large Cap Equity Fund had open exchange traded futures contracts as described below.

The unrealized appreciation on the open contracts was as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amounts	Market Value	Unrealized Appreciation
Contracts to Buy:
S&P 500 E-mini Index December Futures	8	12/23	$1,701,400	$1,830,700	$129,300

At November 30, 2023, Destinations Large Cap Equity Fund had deposited cash of $ (23,740) with a broker or brokers as margin collateral on open exchange traded futures contracts.

Currency Abbreviations used in this schedule:
EUR	—	Euro
GBP	—	British Pound

Schedules of Investments
November 30, 2023 (unaudited)

Destinations Small-Mid Cap Equity Fund

Shares/Units	Security	Value
COMMON STOCKS - 95.7%
BASIC MATERIALS - 5.0%
Chemicals - 3.5%
476	AdvanSix Inc.	$12,438
12,800	Air Products & Chemicals Inc.	3,463,040
490	Albemarle Corp.	59,422
489	American Vanguard Corp.	4,587
45,602	Ashland Inc.	3,644,512
1,592	Avient Corp.	54,685
113,041	Axalta Coating Systems Ltd.*	3,557,400
562	Balchem Corp.	70,093
24,389	Cabot Corp.	1,851,125
415	Celanese Corp., Class A Shares	57,544
819	CF Industries Holdings Inc.	61,548
633	Chemours Co.	17,363
1,174	Codexis Inc.*	2,771
1,621	Danimer Scientific Inc.*	1,767
1,919	DuPont de Nemours Inc.	137,285
499	Eastman Chemical Co.	41,831
1,704	Ecovyst Inc.*	16,222
950	Element Solutions Inc.	19,912
526	FMC Corp.	28,225
345	Hawkins Inc.	21,197
951	HB Fuller Co.	71,972
721	Huntsman Corp.	17,737
60,060	Ingevity Corp.*	2,329,727
14,453	Innospec Inc.	1,518,577
1,070	International Flavors & Fragrances Inc.	80,657
193	Intrepid Potash Inc.*	3,964
362	Koppers Holdings Inc.	16,352
408	Kronos Worldwide Inc.	3,562
2,095	Lightwave Logic Inc.*	8,338
180,656	Livent Corp.*(a)	2,485,827
1,082	LyondellBasell Industries NV, Class A Shares	102,898
981	Mativ Holdings Inc.	11,478
576	Minerals Technologies Inc.	36,081
1,390	Mosaic Co.	49,887
27	NewMarket Corp.	14,324
89	Oil-Dri Corp. of America	5,052
546	Olin Corp.	25,738
999	Orion SA	23,806
2,800	Perimeter Solutions SA*	11,648
34,881	PPG Industries Inc.	4,952,753
245	Quaker Chemical Corp.	43,804
1,165	Rayonier Advanced Materials Inc.*	3,844
306	Rogers Corp.*	39,596
534	RPM International Inc.	54,965
743	Sensient Technologies Corp.	43,049
378	Stepan Co.	31,211
632	Trinseo PLC	3,653
2,076	Tronox Holdings PLC, Class A Shares	26,469
73,092	Valvoline Inc.	2,502,670
138	Westlake Corp.	17,718
	Total Chemicals	27,660,324

Schedules of Investments
November 30, 2023 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
BASIC MATERIALS - 5.0% - (continued)
Forest Products & Paper - 0.0%
1,454	International Paper Co.	$53,711
645	Sylvamo Corp.	32,431
	Total Forest Products & Paper	86,142
Iron/Steel - 0.5%
68,779	ATI Inc.*	3,022,837
5,317	Carpenter Technology Corp.	376,497
2,142	Cleveland-Cliffs Inc.*	36,757
2,056	Commercial Metals Co.	93,198
227	Haynes International Inc.	11,141
1,052	Nucor Corp.	178,808
245	Reliance Steel & Aluminum Co.	67,439
466	Schnitzer Steel Industries Inc., Class A Shares	11,944
673	Steel Dynamics Inc.	80,174
934	United States Steel Corp.	33,531
	Total Iron/Steel	3,912,326
Mining - 1.0%
754	Alcoa Corp.	20,252
303	Caledonia Mining Corp. PLC	3,591
11,883	Cameco Corp.	545,667
222	Centrus Energy Corp., Class A Shares*	11,104
975	Century Aluminum Co.*	7,663
5,975	Coeur Mining Inc.*	18,224
613	Compass Minerals International Inc.	14,884
2,235	Constellium SE, Class A Shares*	38,889
945	Dakota Gold Corp.*	2,665
2,597	Encore Energy Corp.*	10,128
2,796	Energy Fuels Inc.*	22,228
105,300	Freeport-McMoRan Inc.	3,929,796
10,786	Hecla Mining Co.	53,714
3,493	i-80 Gold Corp.*	5,659
1,008	Ivanhoe Electric Inc.*	11,451
284	Kaiser Aluminum Corp.	16,608
454	MP Materials Corp.*	7,205
4,335	Novagold Resources Inc.*	18,207
664	Perpetua Resources Corp.*	2,098
324	Piedmont Lithium Inc.*	8,395
277	Royal Gold Inc.	33,739
890	SSR Mining Inc.	10,502
38	United States Lime & Minerals Inc.	8,056
505,476	Uranium Energy Corp.*	3,295,703
	Total Mining	8,096,428
	TOTAL BASIC MATERIALS	39,755,220
COMMUNICATIONS - 2.4%
Advertising - 0.0%
1,577	Advantage Solutions Inc.*	4,337
434	Boston Omaha Corp., Class A Shares*	6,293
6,824	Clear Channel Outdoor Holdings Inc., Class A Shares*	9,895
1,620	Interpublic Group of Cos., Inc.	49,799
828	Omnicom Group Inc.	66,762
1,463	Stagwell Inc., Class A Shares*	7,344
1,842	Trade Desk Inc., Class A Shares*	129,787
	Total Advertising	274,217

Schedules of Investments
November 30, 2023 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMUNICATIONS - 2.4% - (continued)
Internet - 0.9%
479	1-800-Flowers.com Inc., Class A Shares*	$4,230
2,340	BARK Inc.*	1,923
814	Beyond Inc.*	15,645
1,045	Blade Air Mobility Inc.*	3,313
1,796	Bumble Inc., Class A Shares*	24,893
1,732	Cargurus Inc., Class A Shares*	37,446
971	CarParts.com Inc.*	2,971
1,186	Cars.com Inc.*	22,083
565	CDW Corp.	119,147
763	Cogent Communications Holdings Inc.	48,725
52,610	Couchbase Inc.*	1,033,260
4,589	Coupang Inc., Class A Shares*	70,120
1,262	DoorDash Inc., Class A Shares*	118,603
2,236	eBay Inc.	91,698
1,100	Entravision Communications Corp., Class A Shares	4,367
470	ePlus Inc.*	29,836
517	Etsy Inc.*	39,194
1,391	Eventbrite Inc., Class A Shares*	9,807
100,787	EverQuote Inc., Class A Shares*	1,056,248
602	Expedia Group Inc.*	81,980
253	F5 Inc.*	43,311
2,299	Figs Inc., Class A Shares*	16,691
5,096	fuboTV Inc.*	16,256
114,123	Gambling.com Group Ltd.*	1,091,016
2,330	Gen Digital Inc.	51,446
648	GoDaddy Inc., Class A Shares*	64,839
746	Grindr Inc.*	5,013
444	HealthStream Inc.	11,100
2,195	Hims & Hers Health Inc.*	19,514
316	IAC Inc.*	15,114
424	Liquidity Services Inc.*	8,124
1,436	Lyft Inc., Class A Shares*	16,844
2,392	Magnite Inc.*	19,327
1,172	Match Group Inc.*	37,949
399	MediaAlpha Inc., Class A Shares*	4,038
833	Mondee Holdings Inc., Class A Shares*	2,199
1,111	Nerdy Inc.*	2,889
2,640	Nextdoor Holdings Inc.*	4,224
631	Okta Inc., Class A Shares*	42,309
1,793	Open Lending Corp., Class A Shares*	11,457
9,682	Opendoor Technologies Inc.*	29,143
292	OptimizeRx Corp.*	2,777
607	Perficient Inc.*	37,561
2,487	Pinterest Inc., Class A Shares*	84,732
1,007	Q2 Holdings Inc.*	35,769
58,565	QuinStreet Inc.*	731,477
745	Revolve Group Inc., Class A Shares*	9,923
2,806	Robinhood Markets Inc., Class A Shares*	24,693
519	Roku Inc., Class A Shares*	54,080
162,761	Rover Group Inc., Class A Shares*	1,780,605
441	Shutterstock Inc.	19,364
587	Spotify Technology SA*	108,660
1,829	Sprinklr Inc., Class A Shares*	28,679

Schedules of Investments
November 30, 2023 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMUNICATIONS - 2.4% - (continued)
Internet - 0.9% - (continued)
794	Squarespace Inc., Class A Shares*	$22,256
1,547	Stitch Fix Inc., Class A Shares*	5,786
468	TechTarget Inc.*	13,853
486	TripAdvisor Inc.*	8,665
1,622	TrueCar Inc.*	4,525
182	Tucows Inc., Class A Shares*	3,860
2,196	Upwork Inc.*	30,942
379	VeriSign Inc.*	80,424
428	Vivid Seats Inc., Class A Shares*	3,540
349	Wayfair Inc., Class A Shares*	19,474
1,186	Yelp Inc., Class A Shares*	51,840
829	Ziff Davis Inc.*	52,907
239	Zillow Group Inc., Class A Shares*	9,414
652	Zillow Group Inc., Class C Shares*	26,693
	Total Internet	7,580,791
Media - 0.2%
574	AMC Networks Inc., Class A Shares*	8,748
24	Cable One Inc.	12,770
1,101	DISH Network Corp., Class A Shares*	4,030
1,114	EW Scripps Co., Class A Shares*	7,698
161	FactSet Research Systems Inc.	73,007
1,117	Fox Corp., Class A Shares	32,996
573	Fox Corp., Class B Shares	15,849
2,675	Gannett Co., Inc.*	4,949
1,504	Gray Television Inc.	11,626
1,923	iHeartMedia Inc., Class A Shares*	5,038
73	Liberty Broadband Corp., Class A Shares*	6,055
490	Liberty Broadband Corp., Class C Shares*	40,729
648	Liberty Latin America Ltd., Class A Shares*	4,387
2,561	Liberty Latin America Ltd., Class C Shares*	17,492
105	Liberty Media Corp.-Liberty Formula One, Class A Shares*	6,020
814	Liberty Media Corp.-Liberty Formula One, Class C Shares*	51,819
655	Liberty Media Corp.-Liberty SiriusXM*	17,678
325	Liberty Media Corp.-Liberty SiriusXM, Class A Shares*	8,756
682	New York Times Co., Class A Shares	32,047
1,606	News Corp., Class A Shares	35,396
504	News Corp., Class B Shares	11,612
145	Nexstar Media Group Inc., Class A Shares	20,580
2,434	Paramount Global, Class B Shares	34,977
487	Scholastic Corp.	18,501
610	Sinclair Inc.	7,692
2,774	Sirius XM Holdings Inc.	12,982
79,225	TEGNA Inc.	1,214,519
563	Thryv Holdings Inc.*	10,016
9,220	Warner Bros Discovery Inc.*	96,349
938	WideOpenWest Inc.*	3,752
	Total Media	1,828,070
Telecommunications - 1.3%
1,259	A10 Networks Inc.	15,725
1,409	ADTRAN Holdings Inc.	7,369
237	Anterix Inc.*	7,750
1,269	Applied Digital Corp.*	5,926
1,452	AST SpaceMobile Inc., Class A Shares*	7,042

Schedules of Investments
November 30, 2023 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMUNICATIONS - 2.4% - (continued)
Telecommunications - 1.3% - (continued)
205	ATN International Inc.	$6,240
11,449	Aviat Networks Inc.*	347,019
2,102	BlackSky Technology Inc.*	2,775
1,039	Calix Inc.*	40,095
626	Ciena Corp.*	28,702
242	Clearfield Inc.*	6,156
3,734	CommScope Holding Co., Inc.*	6,236
1,370	Consolidated Communications Holdings Inc.*	5,891
3,183	Corning Inc.	90,684
61,707	Credo Technology Group Holding Ltd.*	1,105,172
2,851	DigitalBridge Group Inc.	49,208
620	EchoStar Corp., Class A Shares*	6,491
2,221	Extreme Networks Inc.*	35,847
1,046	Frontier Communications Parent Inc.*	22,897
12,379	Globalstar Inc.*	19,683
1,192	Gogo Inc.*	11,956
396,166	Harmonic Inc.*	4,381,596
290	IDT Corp., Class B Shares*	8,511
3,580	Infinera Corp.*	13,926
473	InterDigital Inc.	47,262
528	Iridium Communications Inc.	20,117
1,340	Juniper Networks Inc.	38,123
17,891	Lumen Technologies Inc.*	23,437
590	Luna Innovations Inc.*	3,758
530	NETGEAR Inc.*	7,229
430	Ooma Inc.*	4,988
46	Preformed Line Products Co.	5,732
1,617	Ribbon Communications Inc.*	3,444
868	Shenandoah Telecommunications Co.	19,330
323	Spok Holdings Inc.	5,413
1,752	Telephone & Data Systems Inc.	34,514
508	Viasat Inc.*	10,389
345,285	Viavi Solutions Inc.*	2,789,903
	Total Telecommunications	9,246,536
	TOTAL COMMUNICATIONS	18,929,614
CONSUMER CYCLICAL - 8.9%
Airlines - 0.0%
533	Alaska Air Group Inc.*	20,153
281	Allegiant Travel Co.	19,246
2,737	American Airlines Group Inc.*	34,021
2,685	Delta Air Lines Inc.	99,157
702	Frontier Group Holdings Inc.*	2,745
922	Hawaiian Holdings Inc.*	4,140
5,863	JetBlue Airways Corp.*	25,914
778	SkyWest Inc.*	36,784
2,492	Southwest Airlines Co.	63,720
1,941	Spirit Airlines Inc.	28,766
686	Sun Country Airlines Holdings Inc.*	10,413
1,371	United Airlines Holdings Inc.*	54,017
	Total Airlines	399,076
Apparel - 1.2%
483	Capri Holdings Ltd.*	23,397

Schedules of Investments
November 30, 2023 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
CONSUMER CYCLICAL - 8.9% - (continued)
Apparel - 1.2% - (continued)
12,546	Carter's Inc.	$855,512
154	Columbia Sportswear Co.	12,063
258	Crocs Inc.*	27,247
110	Deckers Outdoor Corp.*	73,037
6,252	Hanesbrands Inc.*	22,757
991	Kontoor Brands Inc.	54,475
142,000	Levi Strauss & Co., Class A Shares	2,199,580
12,572	Oxford Industries Inc.	1,136,886
265	PVH Corp.	25,912
170	Ralph Lauren Corp., Class A Shares	21,995
153	Rocky Brands Inc.	4,417
563	Skechers USA Inc., Class A Shares*	33,166
63,708	Steven Madden Ltd.	2,415,807
997	Tapestry Inc.	31,575
812	Under Armour Inc., Class A Shares*	6,610
871	Under Armour Inc., Class C Shares*	6,672
65,750	Urban Outfitters Inc.*	2,347,275
1,480	VF Corp.	24,760
104	Weyco Group Inc.	3,063
1,407	Wolverine World Wide Inc.	12,058
	Total Apparel	9,338,264
Auto Manufacturers - 0.6%
63,398	Blue Bird Corp.*	1,209,634
593	Cummins Inc.	132,927
3,486	Fisker Inc.*	5,508
2,729	Hyliion Holdings Corp.*	1,552
3,174	Lucid Group Inc.*	13,394
11,137	Nikola Corp.*	10,830
2,142	PACCAR Inc.	196,678
577	REV Group Inc.	9,111
2,779	Rivian Automotive Inc., Class A Shares*	46,576
3,051	TuSimple Holdings Inc., Class A Shares*	2,596
101,189	Wabash National Corp.	2,218,063
	Total Auto Manufacturers	3,846,869
Auto Parts & Equipment - 0.5%
1,681	Adient PLC*	54,128
385	Allison Transmission Holdings Inc.	20,590
2,050	American Axle & Manufacturing Holdings Inc.*	14,268
1,132	Aptiv PLC*	93,775
5,991	Aurora Innovation Inc., Class A Shares*	13,120
982	BorgWarner Inc.	33,084
584	Commercial Vehicle Group Inc.*	3,808
308	Cooper-Standard Holdings Inc.*	5,464
2,306	Dana Inc.	30,462
28,393	Dorman Products Inc.*	2,045,432
407	Douglas Dynamics Inc.	11,119
750	Fox Factory Holding Corp.*	46,882
988	Gentex Corp.	30,045
586	Gentherm Inc.*	26,909
99,379	Goodyear Tire & Rubber Co.*	1,380,374
958	Holley Inc.*	3,957
2,471	indie Semiconductor Inc., Class A Shares*	18,434
248	Lear Corp.	33,170

Schedules of Investments
November 30, 2023 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
CONSUMER CYCLICAL - 8.9% - (continued)
Auto Parts & Equipment - 0.5% - (continued)
4,845	Luminar Technologies Inc., Class A Shares*	$12,112
634	Methode Electronics Inc.	15,045
1,933	Microvast Holdings Inc.*	2,262
204	Miller Industries Inc.	8,107
201	Phinia Inc.	5,125
1,286	QuantumScape Corp., Class A Shares*	8,153
2,261	SES AI Corp.*	4,816
627	Shyft Group Inc.	6,941
2,802	Solid Power Inc.*	3,951
381	Standard Motor Products Inc.	13,705
946	Titan International Inc.*	12,364
494	Visteon Corp.*	58,623
400	XPEL Inc.*	18,280
	Total Auto Parts & Equipment	4,034,505
Distribution/Wholesale - 0.5%
342	A-Mark Precious Metals Inc.	9,802
3,585	Copart Inc.*	180,039
10,939	Core & Main Inc., Class A Shares*	383,193
2,387	Fastenal Co.	143,148
862	Ferguson PLC	147,695
738	G-III Apparel Group Ltd.*	21,232
241	Global Industrial Co.	8,582
571	H&E Equipment Services Inc.	25,301
148,447	Hudson Technologies Inc.*	1,833,320
1,118	LKQ Corp.	49,785
1,505	MRC Global Inc.*	15,562
1,912	OPENLANE Inc.*	27,953
159	Pool Corp.	55,224
2,584	Resideo Technologies Inc.*	42,455
1,098	Rush Enterprises Inc., Class A Shares	43,558
170	Rush Enterprises Inc., Class B Shares	7,414
445	ScanSource Inc.*	14,876
1,190	SiteOne Landscape Supply Inc.*	167,576
1,300	ThredUp Inc., Class A Shares*	2,535
375	Titan Machinery Inc.*	8,572
231	VSE Corp.	13,959
139	Watsco Inc.	53,130
187	WESCO International Inc.	29,144
187	WW Grainger Inc.	147,018
	Total Distribution/Wholesale	3,431,073
Entertainment - 0.1%
978	Accel Entertainment Inc., Class A Shares*	9,917
247	AMC Entertainment Holdings Inc., Class A Shares*	1,643
185	Atlanta Braves Holdings Inc., Class A Shares*	7,465
807	Atlanta Braves Holdings Inc., Class C Shares*	29,012
547	Bally's Corp.*	6,301
865	Caesars Entertainment Inc.*	38,683
300	Churchill Downs Inc.	34,731
1,942	Cinemark Holdings Inc.*	27,673
1,755	DraftKings Inc., Class A Shares*	67,111
1,504	Everi Holdings Inc.*	15,717
167,229	Genius Sports Ltd.*	928,121
365	Golden Entertainment Inc.	13,009

Schedules of Investments
November 30, 2023 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
CONSUMER CYCLICAL - 8.9% - (continued)
Entertainment - 0.1% - (continued)
805	IMAX Corp.*	$12,840
1,911	International Game Technology PLC	51,081
107	Liberty Media Corp.-Liberty Live, Class A Shares*	3,526
206	Liberty Media Corp.-Liberty Live, Class C Shares*	7,055
1,602	Light & Wonder Inc.*	141,649
1,066	Lions Gate Entertainment Corp., Class A Shares*	9,413
2,111	Lions Gate Entertainment Corp., Class B Shares*	17,648
657	Live Nation Entertainment Inc.*	55,333
767	Madison Square Garden Entertainment Corp., Class A Shares*	23,225
80	Madison Square Garden Sports Corp.*	13,535
156	Marriott Vacations Worldwide Corp.	11,372
242	Monarch Casino & Resort Inc.	15,217
656	Penn Entertainment Inc.*	16,111
159	RCI Hospitality Holdings Inc.	9,319
841	Red Rock Resorts Inc., Class A Shares	37,450
1,141	Rush Street Interactive Inc.*	4,804
644	SeaWorld Entertainment Inc.*	31,492
1,279	Six Flags Entertainment Corp.*	31,847
465	Sphere Entertainment Co.*	15,912
2,491	Super Group SGHC Ltd.*	7,573
211	TKO Group Holdings Inc., Class A Shares	16,317
161	Vail Resorts Inc.	34,987
	Total Entertainment	1,747,089
Food Service - 0.0%
991	Aramark	27,758
908	Sovos Brands Inc.*	19,894
	Total Food Service	47,652
Home Builders - 0.8%
61,179	Beazer Homes USA Inc.*	1,609,619
154	Cavco Industries Inc.*	43,548
13,769	Century Communities Inc.	993,296
1,301	DR Horton Inc.	166,099
441	Dream Finders Homes Inc., Class A Shares*	10,734
335	Forestar Group Inc.*	10,228
465	Green Brick Partners Inc.*	22,064
88	Hovnanian Enterprises Inc., Class A Shares*	7,955
16,587	Installed Building Products Inc.	2,496,509
1,274	KB Home	66,375
237	Landsea Homes Corp.*	2,443
435	LCI Industries	47,202
1,040	Lennar Corp., Class A Shares	133,037
60	Lennar Corp., Class B Shares	6,884
368	LGI Homes Inc.*	43,450
475	M/I Homes Inc.*	50,117
1,036	MDC Holdings Inc.	45,853
1,886	Meritage Homes Corp.	266,492
13	NVR Inc.*	80,020
914	PulteGroup Inc.	80,816
2,556	Skyline Champion Corp.*	153,846
1,848	Taylor Morrison Home Corp., Class A Shares*	83,345
217	Thor Industries Inc.	21,498
460	Toll Brothers Inc.	39,509
1,748	Tri Pointe Homes Inc.*	51,007

Schedules of Investments
November 30, 2023 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
CONSUMER CYCLICAL - 8.9% - (continued)
Home Builders - 0.8% - (continued)
519	Winnebago Industries Inc.	$33,543
	Total Home Builders	6,565,489
Home Furnishings - 0.2%
109,755	Arhaus Inc., Class A Shares*	1,022,917
702	Daktronics Inc.*	7,322
251	Dolby Laboratories Inc., Class A Shares	21,619
412	Ethan Allen Interiors Inc.	11,058
198	Hooker Furnishings Corp.	3,540
489	iRobot Corp.*	17,658
567	Leggett & Platt Inc.	12,967
254	Lovesac Co.*	5,273
1,344	MillerKnoll Inc.	34,675
390	Sleep Number Corp.*	3,955
338	Snap One Holdings Corp.*	2,417
2,250	Sonos Inc.*	33,975
704	Tempur Sealy International Inc.	28,385
1,399	Vizio Holding Corp., Class A Shares*	9,373
209	VOXX International Corp., Class A Shares*	2,245
226	Whirlpool Corp.	24,611
785	Xperi Inc.*	8,101
	Total Home Furnishings	1,250,091
Housewares - 0.0%
1,629	Newell Brands Inc.	12,429
180	Scotts Miracle-Gro Co.	10,019
	Total Housewares	22,448
Leisure Time - 0.9%
553	Acushnet Holdings Corp.	31,244
545	Bowlero Corp., Class A Shares*	5,603
300	Brunswick Corp.	23,661
750	Camping World Holdings Inc., Class A Shares	15,855
4,170	Carnival Corp.*	62,800
535	Clarus Corp.	3,044
175	Escalade Inc.	3,255
594	Global Business Travel Group I*	3,695
558	Harley-Davidson Inc.	16,734
98	Johnson Outdoors Inc., Class A Shares	5,149
806	Life Time Group Holdings Inc.*	12,219
636	Lindblad Expeditions Holdings Inc.*	4,993
363	Malibu Boats Inc., Class A Shares*	16,059
319	MasterCraft Boat Holdings Inc.*	6,380
1,785	Norwegian Cruise Line Holdings Ltd.*	27,257
227,294	OneSpaWorld Holdings Ltd.*	2,738,893
1,392	Peloton Interactive Inc., Class A Shares*	7,879
363	Planet Fitness Inc., Class A Shares*	24,662
228	Polaris Inc.	18,803
980	Royal Caribbean Cruises Ltd.*	105,311
136,608	Topgolf Callaway Brands Corp.*	1,674,814
4,632	Virgin Galactic Holdings Inc.*	10,329
1,022	Vista Outdoor Inc.*	28,831
62,905	Xponential Fitness Inc., Class A Shares*	859,282
25,250	YETI Holdings Inc.*	1,076,660
	Total Leisure Time	6,783,412

Schedules of Investments
November 30, 2023 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
CONSUMER CYCLICAL - 8.9% - (continued)
Lodging - 0.0%
199	Bluegreen Vacations Holding Corp., Class A Shares	$14,829
313	Boyd Gaming Corp.	18,483
484	Century Casinos Inc.*	2,081
130	Choice Hotels International Inc.	14,336
578	Full House Resorts Inc.*	2,902
1,432	Hilton Grand Vacations Inc.*	49,060
1,074	Hilton Worldwide Holdings Inc.	179,916
195	Hyatt Hotels Corp., Class A Shares	22,378
448	Marcus Corp.	6,232
1,230	MGM Resorts International	48,511
310	Travel + Leisure Co.	11,048
356	Wyndham Hotels & Resorts Inc.	27,533
437	Wynn Resorts Ltd.	36,892
	Total Lodging	434,201
Office Furnishings - 0.0%
818	HNI Corp.	31,959
1,042	Interface Inc., Class A Shares	10,535
1,655	Steelcase Inc., Class A Shares	20,373
	Total Office Furnishings	62,867
Retail - 4.1%
37,495	Abercrombie & Fitch Co., Class A Shares*	2,845,496
1,313	Academy Sports & Outdoors Inc.	66,792
255	Advance Auto Parts Inc.	12,951
107,558	American Eagle Outfitters Inc.	2,046,829
110	America's Car-Mart Inc.*	8,786
1,494	Arko Corp.	11,175
364	Asbury Automotive Group Inc.*	76,374
125	AutoNation Inc.*	16,909
966	Bath & Body Works Inc.	31,511
948	Beacon Roofing Supply Inc.*	76,181
40,517	Best Buy Co., Inc.	2,874,276
488	Big 5 Sporting Goods Corp.	2,894
414	BJ's Restaurants Inc.*	12,391
560	BJ's Wholesale Club Holdings Inc.*	36,165
1,548	Bloomin' Brands Inc.	36,130
158	BlueLinx Holdings Inc.*	13,880
525	Boot Barn Holdings Inc.*	38,472
779	Brinker International Inc.*	28,052
545	Buckle Inc.	21,015
243	Build-A-Bear Workshop Inc.	5,936
272	Burlington Stores Inc.*	46,128
620	Caleres Inc.	18,823
664	CarMax Inc.*	42,456
669	Carrols Restaurant Group Inc.	5,051
5,088	Carvana Co., Class A Shares*	159,356
157	Casey's General Stores Inc.	43,238
2,652	Cava Group Inc.*(a)	90,195
46,860	Cheesecake Factory Inc.	1,469,061
2,155	Chico's FAS Inc.*	16,249
223	Children's Place Inc.*	5,073
326	Chuy's Holdings Inc.*	11,475
3,072	Clean Energy Fuels Corp.*	11,090
391	Cracker Barrel Old Country Store Inc.	26,248

Schedules of Investments
November 30, 2023 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
CONSUMER CYCLICAL - 8.9% - (continued)
Retail - 4.1% - (continued)
506	Darden Restaurants Inc.	$79,174
642	Dave & Buster's Entertainment Inc.*	26,348
999	Denny's Corp.*	9,480
893	Designer Brands Inc., Class A Shares	10,395
1,057	Destination XL Group Inc.*	3,995
254	Dick's Sporting Goods Inc.	33,045
62	Dillard's Inc., Class A Shares	21,520
281	Dine Brands Global Inc.	12,215
873	Dollar Tree Inc.*	107,894
148	Domino's Pizza Inc.	58,148
514	El Pollo Loco Holdings Inc.*	4,271
1,906	EVgo Inc., Class A Shares*	5,947
73,233	First Watch Restaurant Group Inc.*	1,324,053
662	FirstCash Holdings Inc.	74,144
231	Five Below Inc.*	43,534
438	Floor & Decor Holdings Inc., Class A Shares*	40,169
1,456	Foot Locker Inc.	39,210
2,440	Freshpet Inc.*	173,118
1,141	GameStop Corp., Class A Shares*	16,602
5,662	Gap Inc.	113,636
223	Genesco Inc.*	8,334
28,187	Genuine Parts Co.	3,742,670
723	GMS Inc.*	48,904
245	Group 1 Automotive Inc.	69,114
1,089	GrowGeneration Corp.*	2,897
521	Guess? Inc.	11,472
269	Haverty Furniture Cos Inc.	8,430
228	Hibbett Inc.	14,261
80	J Jill Inc.*	2,361
365	Jack in the Box Inc.	26,389
479	Kohl's Corp.	11,233
15,691	Kura Sushi USA Inc., Class A Shares*	980,374
771	La-Z-Boy Inc.	27,131
3,176	Leslie's Inc.*	15,658
114	Lithia Motors Inc., Class A Shares	30,437
1,161	Macy's Inc.	18,413
385	MarineMax Inc.*	11,485
282	Movado Group Inc.	7,374
1,642	MSC Industrial Direct Co., Inc., Class A Shares	159,964
14,466	Murphy USA Inc.	5,345,910
1,382	National Vision Holdings Inc.*	25,498
501	Nordstrom Inc.	7,826
890	Nu Skin Enterprises Inc., Class A Shares	15,148
584	ODP Corp.*	26,601
3,438	Ollie's Bargain Outlet Holdings Inc.*	251,902
209	OneWater Marine Inc., Class A Shares*	5,612
580	Papa John's International Inc.	37,839
378	Patrick Industries Inc.	31,011
207	PC Connection Inc.	12,343
86	Penske Automotive Group Inc.	12,840
376	PetMed Express Inc.	2,606
818	Portillo's Inc., Class A Shares*	12,712
478	Potbelly Corp.*	4,302

Schedules of Investments
November 30, 2023 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
CONSUMER CYCLICAL - 8.9% - (continued)
Retail - 4.1% - (continued)
457	PriceSmart Inc.	$30,797
365	Red Robin Gourmet Burgers Inc.*	3,234
73	RH*	19,708
1,403	Ross Stores Inc.	182,923
1,921	Sally Beauty Holdings Inc.*	18,576
475	Savers Value Village Inc.*	7,149
667	Shake Shack Inc., Class A Shares*	40,394
334	Shoe Carnival Inc.	8,113
784	Signet Jewelers Ltd.	64,429
283	Sonic Automotive Inc., Class A Shares	14,509
700	Sportsman's Warehouse Holdings Inc.*	3,381
1,721	Sweetgreen Inc., Class A Shares*	16,195
41,300	Target Corp.	5,526,353
283	Texas Roadhouse Inc., Class A Shares	31,854
505	Tile Shop Holdings Inc.*	3,409
412	Tilly's Inc., Class A Shares*	3,407
458	Tractor Supply Co.	92,979
209	Ulta Beauty Inc.*	89,032
483	Vera Bradley Inc.*	3,627
332	Victoria's Secret & Co.*	8,947
3,003	Walgreens Boots Alliance Inc.	59,880
148,983	Warby Parker Inc., Class A Shares*	1,550,913
740	Wendy's Co.	13,875
268	Williams-Sonoma Inc.	50,261
1,280	Wingstop Inc.	307,661
51	Winmark Corp.	21,930
1,172	Yum! Brands Inc.	147,145
288	Zumiez Inc.*	5,437
	Total Retail	31,718,725
Textiles - 0.0%
265	UniFirst Corp.	45,739
Toys/Games/Hobbies - 0.0%
631	Funko Inc., Class A Shares*	4,089
550	Hasbro Inc.	25,525
154	JAKKS Pacific Inc.*	4,534
1,484	Mattel Inc.*	28,196
	Total Toys/Games/Hobbies	62,344
	TOTAL CONSUMER CYCLICAL	69,789,844
CONSUMER NON-CYCLICAL - 22.6%
Agriculture - 0.0%
131	Alico Inc.	3,663
570	Andersons Inc.	28,420
626	Bunge Global SA	68,779
668	Darling Ingredients Inc.*	29,305
1,283	Dole PLC	14,767
610	Fresh Del Monte Produce Inc.	13,908
317	Limoneira Co.	4,818
390	Tejon Ranch Co.*	6,158
316	Turning Point Brands Inc.	7,214
430	Universal Corp.	24,192
2,577	Vector Group Ltd.	27,600

Schedules of Investments
November 30, 2023 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
CONSUMER NON-CYCLICAL - 22.6% - (continued)
Agriculture - 0.0% - (continued)
568	Vital Farms Inc.*	$7,566
	Total Agriculture	236,390
Beverages - 1.0%
40	Boston Beer Co., Inc., Class A Shares*	14,190
860	BRC Inc., Class A Shares*	3,664
211	Brown-Forman Corp., Class A Shares	12,709
773	Brown-Forman Corp., Class B Shares	45,406
23,754	Celsius Holdings Inc.*	1,176,061
84	Coca-Cola Consolidated Inc.	61,700
806	Duckhorn Portfolio Inc.*	8,278
31,865	MGP Ingredients Inc.	2,722,864
734	Molson Coors Beverage Co., Class B Shares	45,170
422	National Beverage Corp.*	20,062
2,764	Primo Water Corp.	39,719
108,283	Vita Coco Co., Inc.*	3,038,421
516	Westrock Coffee Co.*	4,747
	Total Beverages	7,192,991
Biotechnology - 5.9%
919	2seventy bio Inc.*	1,682
717	4D Molecular Therapeutics Inc.*	9,120
1,107	89bio Inc.*	8,900
2,134	ACADIA Pharmaceuticals Inc.*	47,546
468	Actinium Pharmaceuticals Inc.*	2,143
289,295	ADMA Biologics Inc.*	1,070,391
19,939	Aerovate Therapeutics Inc.*(a)	313,242
6,488	Agenus Inc.*	5,042
905	Akero Therapeutics Inc.*	15,150
843	Aldeyra Therapeutics Inc.*	2,335
1,492	Allakos Inc.*	3,312
1,490	Allogene Therapeutics Inc.*	3,501
518	Alnylam Pharmaceuticals Inc.*	87,153
589	Alpine Immune Sciences Inc.*	9,129
870	Altimmune Inc.*	2,749
400	ALX Oncology Holdings Inc.*	3,136
4,933	Amicus Therapeutics Inc.*	54,362
349	AnaptysBio Inc.*	4,935
1,306	Anavex Life Sciences Corp.*	9,416
8,967	ANI Pharmaceuticals Inc.*	446,646
3,296	Apellis Pharmaceuticals Inc.*	177,556
48,218	Apogee Therapeutics Inc.*(a)	940,733
2,271	Arbutus Biopharma Corp.*	4,656
674	Arcellx Inc.*	35,405
422	Arcturus Therapeutics Holdings Inc.*	10,103
944	Arcus Biosciences Inc.*	14,217
935	Arcutis Biotherapeutics Inc.*	1,720
3,815	Ardelyx Inc.*	17,206
1,782	Arrowhead Pharmaceuticals Inc.*	37,778
51,065	Astria Therapeutics Inc.*	237,452
1,703	Atara Biotherapeutics Inc.*	1,124
1,395	Atea Pharmaceuticals Inc.*	4,171
500	Aura Biosciences Inc.*	4,010
2,417	Aurinia Pharmaceuticals Inc.*	20,883
1,126	Avid Bioservices Inc.*	5,731

Schedules of Investments
November 30, 2023 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
CONSUMER NON-CYCLICAL - 22.6% - (continued)
Biotechnology - 5.9% - (continued)
1,300	Avidity Biosciences Inc.*	$10,153
1,678	Axsome Therapeutics Inc.*	113,181
1,236	Beam Therapeutics Inc.*	34,707
3,368	BioCryst Pharmaceuticals Inc.*	19,804
602	Biogen Inc.*	140,916
36,385	Biohaven Ltd.*	1,212,348
784	BioMarin Pharmaceutical Inc.*	71,407
45,622	Biomea Fusion Inc.*(a)	687,524
89	Bio-Rad Laboratories Inc., Class A Shares*	27,138
2,001	Bluebird Bio Inc.*	7,644
1,070	Blueprint Medicines Corp.*	74,515
2,015	Bridgebio Pharma Inc.*	57,851
627	Cabaletta Bio Inc.*	10,063
1,390	Caribou Biosciences Inc.*	8,159
2,655	Cartesian Therapeutics Inc.*	3,584
718	Cassava Sciences Inc.*	14,956
306	Celcuity Inc.*	4,489
826	Celldex Therapeutics Inc.*	24,953
1,099	Cerevel Therapeutics Holdings Inc.*	28,497
524	Certara Inc.*	7,551
1,457	Cogent Biosciences Inc.*	11,175
1,681	Compass Therapeutics Inc.*	2,774
2,981	Corteva Inc.	134,741
166,584	Crinetics Pharmaceuticals Inc.*	5,295,705
436	Cullinan Oncology Inc.*	3,571
98,442	Cymabay Therapeutics Inc.*	1,883,195
2,189	Cytek Biosciences Inc.*	15,192
1,641	Cytokinetics Inc.*	54,941
56,608	Day One Biopharmaceuticals Inc.*	655,521
946	Deciphera Pharmaceuticals Inc.*	11,929
2,083	Denali Therapeutics Inc.*	38,577
163	Disc Medicine Inc., Class A Shares*	8,994
186,670	Dynavax Technologies Corp.*	2,557,379
791	Dyne Therapeutics Inc.*	8,764
777	Edgewise Therapeutics Inc.*	4,724
1,491	Editas Medicine Inc.*	15,700
1,151	Emergent BioSolutions Inc.*	2,463
400	Entrada Therapeutics Inc.*	5,188
1,415	Erasca Inc.*	2,405
768	Evolus Inc.*	7,273
1,353	Exelixis Inc.*	29,509
478	EyePoint Pharmaceuticals Inc.*	2,987
1,931	Fate Therapeutics Inc.*	4,808
340	Genelux Corp.*	4,046
1,029	Generation Bio Co.*	1,163
8,893	Geron Corp.*	17,163
1,986	Guardant Health Inc.*	49,988
5,381	Halozyme Therapeutics Inc.*	207,760
739	Harvard Bioscience Inc.*	3,148
384	HilleVax Inc.*	5,265
1,130	Humacyte Inc.*	2,995
504	Icosavax Inc.*	5,100
95,152	Ideaya Biosciences Inc.*	2,992,530

Schedules of Investments
November 30, 2023 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
CONSUMER NON-CYCLICAL - 22.6% - (continued)
Biotechnology - 5.9% - (continued)
662	Illumina Inc.*	$67,491
2,105	ImmunityBio Inc.*	7,746
196,764	ImmunoGen Inc.*	5,775,023
954	Immunovant Inc.*	37,330
775	Incyte Corp.*	42,114
622	Inhibrx Inc.*	12,919
1,072	Innoviva Inc.*	14,847
2,317	Insmed Inc.*	57,971
1,554	Intellia Therapeutics Inc.*	46,045
1,644	Intra-Cellular Therapies Inc.*	100,892
602	Ionis Pharmaceuticals Inc.*	29,781
4,093	Iovance Biotherapeutics Inc.*	24,845
449	iTeos Therapeutics Inc.*	4,203
320	Janux Therapeutics Inc.*	2,794
1,015	Karuna Therapeutics Inc.*	194,078
2,584	Karyopharm Therapeutics Inc.*	1,990
406	Keros Therapeutics Inc.*	12,318
57,829	Kiniksa Pharmaceuticals Ltd., Class A Shares*	935,095
2,217	Krystal Biotech Inc.*	231,078
692	Kymera Therapeutics Inc.*	14,366
298	Ligand Pharmaceuticals Inc.*	17,376
2,263	Lineage Cell Therapeutics Inc.*	2,222
857	Liquidia Corp.*	6,136
1,101	MacroGenics Inc.*	9,039
475	Maravai LifeSciences Holdings Inc., Class A Shares*	2,423
743	MeiraGTx Holdings PLC*	3,878
184	Merrimack Pharmaceuticals Inc.*	2,322
2,408	Mersana Therapeutics Inc.*	3,973
199	Mirati Therapeutics Inc.*	11,293
536	Monte Rosa Therapeutics Inc.*	1,662
291	Mural Oncology PLC*	1,051
1,436	Myriad Genetics Inc.*	27,413
72,462	NeoGenomics Inc.*	1,316,635
1,575	Novavax Inc.*	8,663
885	Nurix Therapeutics Inc.*	5,505
59,477	Nuvalent Inc., Class A Shares*	3,888,011
2,677	Nuvation Bio Inc.*	3,319
502	Olema Pharmaceuticals Inc.*	7,003
1,125	Omeros Corp.*	2,464
1,284	Organogenesis Holdings Inc., Class A Shares*	3,274
1,088	Ovid Therapeutics Inc.*	3,237
621	PDS Biotechnology Corp.*	3,266
578	Phathom Pharmaceuticals Inc.*	4,040
1,011	Pliant Therapeutics Inc.*	14,043
1,638	Point Biopharma Global Inc., Class A Shares*	22,277
1,531	Poseida Therapeutics Inc., Class A Shares*	4,088
2,488	Precigen Inc.*	2,787
735	Prime Medicine Inc.*	5,336
823	ProKidney Corp., Class A Shares*	1,383
732	Prothena Corp. PLC*	23,849
1,255	PTC Therapeutics Inc.*	28,890
540	RAPT Therapeutics Inc.*	7,841
2,438	Recursion Pharmaceuticals Inc., Class A Shares*	16,700

Schedules of Investments
November 30, 2023 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
CONSUMER NON-CYCLICAL - 22.6% - (continued)
Biotechnology - 5.9% - (continued)
734	REGENXBIO Inc.*	$14,328
1,624	Relay Therapeutics Inc.*	12,846
750	Replimune Group Inc.*	8,385
2,425	REVOLUTION Medicines Inc.*	56,575
3,152	Rigel Pharmaceuticals Inc.*	3,593
1,000	Rocket Pharmaceuticals Inc.*	23,330
1,485	Roivant Sciences Ltd.*	14,197
1,562	Royalty Pharma PLC, Class A Shares	42,283
943	Sage Therapeutics Inc.*	18,464
1,737	Sana Biotechnology Inc.*	7,052
376	Sarepta Therapeutics Inc.*	30,561
1,687	Savara Inc.*	6,495
784	Scholar Rock Holding Corp.*	9,871
586	Seagen Inc.*	124,941
1,035	SpringWorks Therapeutics Inc.*	31,454
90,054	Structure Therapeutics Inc., ADR*	5,015,107
1,105	Sutro Biopharma Inc.*	2,884
1,179	Syndax Pharmaceuticals Inc.*	19,624
814	Tango Therapeutics Inc.*	6,186
434	Tarsus Pharmaceuticals Inc.*	7,174
782	Terns Pharmaceuticals Inc.*	3,480
2,444	TG Therapeutics Inc.*	31,308
1,030	Theravance Biopharma Inc.*	10,794
343	Third Harmonic Bio Inc.*	2,916
1,318	Travere Therapeutics Inc.*	8,277
1,014	Twist Bioscience Corp.*	24,387
256	Tyra Biosciences Inc.*	2,998
2,334	Ultragenyx Pharmaceutical Inc.*	90,676
190	United Therapeutics Corp.*	45,600
354	UroGen Pharma Ltd.*	4,669
830	Ventyx Biosciences Inc.*	1,793
621	Vera Therapeutics Inc., Class A Shares*	8,415
48,241	Veracyte Inc.*	1,234,970
843	Vericel Corp.*	29,960
919	Verve Therapeutics Inc.*	10,366
1,715	Viking Therapeutics Inc.*	20,957
1,506	Vir Biotechnology Inc.*	14,292
764	Viridian Therapeutics Inc.*	12,789
1,097	WaVe Life Sciences Ltd.*	5,825
1,033	Xencor Inc.*	18,945
119,918	Xenon Pharmaceuticals Inc.*	4,386,600
1,037	Zentalis Pharmaceuticals Inc.*	11,666
597	Zevra Therapeutics Inc.*	2,842
995	Zymeworks Inc.*	8,826
	Total Biotechnology	44,741,774
Commercial Services - 5.4%
1,459	2U Inc.*	1,433
553	Aaron's Co., Inc.	4,872
1,167	ABM Industries Inc.	47,835
668	Acacia Research Corp.*	2,432
905	ADT Inc.	5,312
17,698	Adtalem Global Education Inc.*	1,008,255
925	Affirm Holdings Inc., Class A Shares*	31,829

Schedules of Investments
November 30, 2023 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
CONSUMER NON-CYCLICAL - 22.6% - (continued)
Commercial Services - 5.4% - (continued)
844	Alarm.com Holdings Inc.*	$45,981
7,014	Alight Inc., Class A Shares*	53,657
418	Alta Equipment Group Inc.	3,988
700	AMN Healthcare Services Inc.*	47,460
11,432	API Group Corp.*	346,961
240,233	Arlo Technologies Inc.*	2,183,718
87	Avis Budget Group Inc.*	15,908
121	Barrett Business Services Inc.	13,304
2,269	Block Inc., Class A Shares*	143,923
545	Booz Allen Hamilton Holding Corp., Class A Shares	68,196
244	Bright Horizons Family Solutions Inc.*	21,335
773	BrightView Holdings Inc.*	5,906
812	Brink's Co.	64,067
248	Carriage Services Inc., Class A Shares	5,602
250	Cass Information Systems Inc.	10,337
845	CBIZ Inc.*	48,917
2,108	Chegg Inc.*	20,932
317	Cimpress PLC*	22,345
362	Cintas Corp.	200,276
2,018	Clarivate PLC*	15,660
2,032	Cleanspark Inc.*	12,680
2,021	CoreCivic Inc.*	29,244
154	CorVel Corp.*	32,164
1,690	CoStar Group Inc.*	140,338
2,296	Coursera Inc.*	45,346
123	CRA International Inc.	11,657
617	Cross Country Healthcare Inc.*	12,507
1,054	Custom Truck One Source Inc.*	6,124
782	Deluxe Corp.	14,303
165	Distribution Solutions Group Inc.*	4,201
273	Driven Brands Holdings Inc.*	3,590
1,174	Dun & Bradstreet Holdings Inc.	12,433
464	Ennis Inc.	9,851
32,110	Equifax Inc.	6,990,668
202	Euronet Worldwide Inc.*	17,618
621	European Wax Center Inc., Class A Shares*	8,868
1,152	EVERTEC Inc.	42,589
984	First Advantage Corp.	15,262
301	FleetCor Technologies Inc.*	72,391
82,427	Flywire Corp.*	1,920,549
219	Forrester Research Inc.*	5,295
212	Franklin Covey Co.*	8,243
1,559	FTI Consulting Inc.*	343,697
321	Gartner Inc.*	139,584
2,150	GEO Group Inc.*	21,823
51,094	Global Payments Inc.	5,949,385
63	Graham Holdings Co., Class B Shares	39,510
1,223	Grand Canyon Education Inc.*	167,209
840	Green Dot Corp., Class A Shares*	6,737
494	GXO Logistics Inc.*	27,792
642	H&R Block Inc.	29,160
453	Hackett Group Inc.	10,106
1,338	Healthcare Services Group Inc.*	12,992

Schedules of Investments
November 30, 2023 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
CONSUMER NON-CYCLICAL - 22.6% - (continued)
Commercial Services - 5.4% - (continued)
362	Heidrick & Struggles International Inc.	$9,839
497	Herc Holdings Inc.	61,459
593	Hertz Global Holdings Inc.*	4,946
69,114	Huron Consulting Group Inc.*	7,199,605
413	I3 Verticals Inc., Class A Shares*	8,314
330	ICF International Inc.	46,184
616	Information Services Group Inc.	2,563
641	Insperity Inc.	72,914
756	John Wiley & Sons Inc., Class A Shares	22,839
579	Kelly Services Inc., Class A Shares	12,037
345	Kforce Inc.	24,047
50,762	Korn Ferry	2,626,426
2,317	Laureate Education Inc., Class A Shares	30,422
1,856	Legalzoom.com Inc.*	21,400
433	Lincoln Educational Services Corp.*	4,010
1,163	LiveRamp Holdings Inc.*	38,565
215	ManpowerGroup Inc.	15,955
3,035	Marathon Digital Holdings Inc.*	36,329
156	MarketAxess Holdings Inc.	37,459
8,630	Marqeta Inc., Class A Shares*	54,801
529	Matthews International Corp., Class A Shares	18,065
193	Medifast Inc.	12,811
314	Mister Car Wash Inc.*	2,286
559	Monro Inc.	16,166
109	Morningstar Inc.	30,886
7,078	Multiplan Corp.*	9,201
260	National Research Corp.	10,772
177	Paylocity Holding Corp.*	27,731
4,693	Payoneer Global Inc.*	24,310
601	Paysafe Ltd.*	6,076
1,196	Perdoceo Education Corp.	20,834
160,997	Performant Financial Corp.*	481,381
821	PROG Holdings Inc.*	22,380
1,384	Progyny Inc.*	47,554
554	Quad/Graphics Inc.*	2,554
15,401	Quanta Services Inc.	2,900,162
663	R1 RCM Inc.*	7,015
763	RB Global Inc.	48,588
124,856	Remitly Global Inc.*	2,689,398
1,471	Repay Holdings Corp., Class A Shares*	11,033
593	Resources Connection Inc.	8,065
3,020	Riot Platforms Inc.*	37,901
444	Robert Half Inc.	36,399
1,074	Rollins Inc.	43,755
5,882	Sabre Corp.*	20,763
619	Service Corp. International	37,926
234	Shift4 Payments Inc., Class A Shares*	15,402
176	SoundThinking Inc.*	3,918
353	SP Plus Corp.*	18,056
579	Sterling Check Corp.*	7,330
5,123	StoneCo Ltd., Class A Shares*	79,919
401	Strategic Education Inc.	35,677
50,917	Stride Inc.*	3,084,552

Schedules of Investments
November 30, 2023 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
CONSUMER NON-CYCLICAL - 22.6% - (continued)
Commercial Services - 5.4% - (continued)
571	Target Hospitality Corp.*	$6,230
2,383	Terawulf Inc.*	2,764
744	Textainer Group Holdings Ltd.	36,627
1,497	Toast Inc., Class A Shares*	22,260
133	Transcat Inc.*	13,031
810	TransUnion	47,563
662	TriNet Group Inc.*	76,746
557	TrueBlue Inc.*	7,765
1,540	Udemy Inc.*	22,915
425	U-Haul Holding Co.	23,014
287	United Rentals Inc.	136,618
593	Universal Technical Institute Inc.*	6,920
977	Upbound Group Inc.	28,431
209	V2X Inc.*	8,862
596	Verisk Analytics Inc., Class A Shares	143,892
511	Vestis Corp.	9,356
370	Viad Corp.*	12,321
180	WEX Inc.*	31,784
222	Willdan Group Inc.*	4,440
829	WillScot Mobile Mini Holdings Corp.*	34,586
212,766	WW International Inc.*	1,534,043
1,231	ZipRecruiter Inc., Class A Shares*	16,508
	Total Commercial Services	42,980,013
Cosmetics/Personal Care - 0.3%
1,496	Beauty Health Co.*	3,830
1,537	Coty Inc., Class A Shares*	17,522
906	Edgewell Personal Care Co.	31,538
16,159	elf Beauty Inc.*	1,908,216
1,173	Inter Parfums Inc.	146,813
671	Waldencast PLC, Class A Shares*	6,401
	Total Cosmetics/Personal Care	2,114,320
Food - 2.1%
1,753	Albertsons Cos. Inc., Class A Shares	38,163
1,282	B&G Foods Inc.	11,846
1,078	Beyond Meat Inc.*	7,859
318	Calavo Growers Inc.	6,897
675	Cal-Maine Foods Inc.	32,346
807	Campbell Soup Co.	32,425
634	Chefs' Warehouse Inc.*	17,055
1,997	Conagra Brands Inc.	56,495
801	Flowers Foods Inc.	16,669
409	Grocery Outlet Holding Corp.*	11,538
84,438	Hain Celestial Group Inc.*	892,510
745	HF Foods Group Inc.*	3,531
1,216	Hormel Foods Corp.	37,197
251	Ingles Markets Inc., Class A Shares	20,487
28,028	Ingredion Inc.	2,872,590
266	J & J Snack Foods Corp.	43,770
485	JM Smucker Co.	53,219
161	John B Sanfilippo & Son Inc.	14,818
1,090	Kellanova	57,269
1,561	Krispy Kreme Inc.	20,293
69,629	Kroger Co.	3,082,476

Schedules of Investments November 30, 2023 (unaudited) Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
CONSUMER NON-CYCLICAL - 22.6% - (continued)
Food - 2.1% - (continued)
610	Lamb Weston Holdings Inc.	$61,018
10,711	Lancaster Colony Corp.	1,776,955
1,052	McCormick & Co., Inc.	68,201
888	Mission Produce Inc.*	7,512
52	Nathan's Famous Inc.	3,507
212	Natural Grocers by Vitamin Cottage Inc.	3,326
56,161	Performance Food Group Co.*	3,653,273
178	Pilgrim's Pride Corp.*	4,550
227	Post Holdings Inc.*	19,393
82,982	Real Good Food Co., Inc., Class A Shares*	157,666
1	Seaboard Corp.	3,515
95	Seneca Foods Corp., Class A Shares*	4,643
1,598	Simply Good Foods Co.*	61,907
620	SpartanNash Co.	13,745
5,768	Sprouts Farmers Market Inc.*	248,485
1,700	SunOpta Inc.*	8,398
79,930	TreeHouse Foods Inc.*	3,253,950
1,166	Tyson Foods Inc., Class A Shares	54,615
1,051	United Natural Foods Inc.*	15,292
954	US Foods Holding Corp.*	41,814
1,287	Utz Brands Inc.	17,001
161	Village Super Market Inc., Class A Shares	4,051
294	Weis Markets Inc.	17,743
285	WK Kellogg Co.	3,192
	Total Food	16,833,205
Healthcare-Products - 3.0%
392	10X Genomics Inc., Class A Shares*	17,060
1,695	Accuray Inc.*	4,424
2,059	Adaptive Biotechnologies Corp.*	9,018
1,234	Agilent Technologies Inc.	157,705
319	Align Technology Inc.*	68,202
163,999	Alphatec Holdings Inc.*	1,946,668
682	AngioDynamics Inc.*	4,453
713	Artivion Inc.*	12,649
823	AtriCure Inc.*	29,200
25	Atrion Corp.	7,709
827	Avanos Medical Inc.*	17,822
2,830	Avantor Inc.*	59,939
455	Avita Medical Inc.*	4,850
744	Axogen Inc.*	4,873
2,896	Axonics Inc.*	162,147
275	Azenta Inc.*	15,502
2,117	Baxter International Inc.	76,381
637	BioLife Solutions Inc.*	7,880
654	Bio-Techne Corp.	41,137
449	Bruker Corp.	29,225
3,117	Butterfly Network Inc.*	2,968
966	CareDx Inc.*	9,380
458	Castle Biosciences Inc.*	9,155
3,215	Cerus Corp.*	5,176
540	CONMED Corp.	57,926
204	Cooper Cos., Inc.	68,732
205	CVRx Inc.*	4,196

Schedules of Investments November 30, 2023 (unaudited) Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
CONSUMER NON-CYCLICAL - 22.6% - (continued)
Healthcare-Products - 3.0% - (continued)
892	DENTSPLY SIRONA Inc.	$28,321
1,036	Embecta Corp.	19,000
226	Enovis Corp.*	11,178
73,961	Envista Holdings Corp.*	1,678,175
750	Exact Sciences Corp.*	48,000
3,110	Glaukos Corp.*	198,698
36,863	Globus Medical Inc., Class A Shares*	1,655,886
881	Haemonetics Corp.*	71,246
1,018	Hologic Inc.*	72,583
88	ICU Medical Inc.*	7,723
344	IDEXX Laboratories Inc.*	160,242
940	Inari Medical Inc.*	56,109
334	InfuSystem Holdings Inc.*	3,350
1,366	Inmode Ltd.*	32,443
410	Inogen Inc.*	2,386
4,757	Inspire Medical Systems Inc.*	691,240
291	Insulet Corp.*	55,025
585	Integer Holdings Corp.*	51,024
77,926	Integra LifeSciences Holdings Corp.*	3,053,920
137	iRadimed Corp.	6,020
540	iRhythm Technologies Inc.*	46,051
1,194	Lantheus Holdings Inc.*	85,514
11,492	LeMaitre Vascular Inc.	605,628
955	LivaNova PLC*	42,832
184	Masimo Corp.*	17,252
1,584	MaxCyte Inc.*	7,524
999	Merit Medical Systems Inc.*	71,488
2,067	MiMedx Group Inc.*	16,061
2,791	Natera Inc.*	156,156
885	Nautilus Biotechnology Inc., Class A Shares*	2,434
3,829	Neogen Corp.*	64,978
640	Nevro Corp.*	11,085
462	Novocure Ltd.*	5,669
1,705	OmniAb Inc.*	7,485
794	Omnicell Inc.*	26,488
1,323	OraSure Technologies Inc.*	9,684
645	Orthofix Medical Inc.*	7,127
289	OrthoPediatrics Corp.*	8,910
4,451	Pacific Biosciences of California Inc.*	37,744
799	Paragon 28 Inc.*	8,829
1,514	Patterson Cos Inc.	38,471
153	Penumbra Inc.*	33,980
35,916	PROCEPT BioRobotics Corp.*	1,331,406
679	Pulmonx Corp.*	7,401
284	Pulse Biosciences Inc.*	2,565
957	QIAGEN NV*	39,390
630	Quanterix Corp.*	15,101
1,784	Quantum-Si Inc.*	2,872
46,291	QuidelOrtho Corp.*	3,181,580
234	Repligen Corp.*	36,797
608	ResMed Inc.	95,900
40,130	Revvity Inc.	3,567,557
49,986	RxSight Inc.*	1,507,578

Schedules of Investments November 30, 2023 (unaudited) Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
CONSUMER NON-CYCLICAL - 22.6% - (continued)
Healthcare-Products - 3.0% - (continued)
88	Semler Scientific Inc.*	$3,392
153	Shockwave Medical Inc.*	26,706
626	SI-BONE Inc.*	11,869
697	Silk Road Medical Inc.*	6,503
2,804	SomaLogic Inc.*	7,907
859	STAAR Surgical Co.*	26,938
415	STERIS PLC	83,390
253	Surmodics Inc.*	8,303
434	Tactile Systems Technology Inc.*	5,785
286	Tandem Diabetes Care Inc.*	5,789
198	Teleflex Inc.	44,687
40,817	TransMedics Group Inc.*	3,089,031
821	Treace Medical Concepts Inc.*	7,192
126	UFP Technologies Inc.*	20,974
62	Utah Medical Products Inc.	5,227
699	Varex Imaging Corp.*	13,176
245	Waters Corp.*	68,749
309	West Pharmaceutical Services Inc.	108,385
879	Zimmer Biomet Holdings Inc.	102,236
470	Zimvie Inc.*	4,442
346	Zynex Inc.*	3,169
	Total Healthcare-Products	25,490,333
Healthcare-Services - 1.9%
4,795	23andMe Holding Co., Class A Shares*	4,126
379	Acadia Healthcare Co., Inc.*	27,663
1,222	Accolade Inc.*	10,668
278	Addus HomeCare Corp.*	24,242
548	Agiliti Inc.*	4,417
1,232	agilon health Inc.*	13,084
32,257	Amedisys Inc.*	3,018,610
4,438	American Well Corp., Class A Shares*	5,636
761	Apollo Medical Holdings Inc.*	25,288
870	Aveanna Healthcare Holdings Inc.*	2,375
3,359	Brookdale Senior Living Inc.*	17,803
1,390	CareMax Inc.*	945
758	Catalent Inc.*	29,448
213	Charles River Laboratories International Inc.*	41,978
62	Chemed Corp.	35,154
2,329	Community Health Systems Inc.*	5,986
229	DaVita Inc.*	23,234
1,431	DocGo Inc.*	8,085
64,853	Encompass Health Corp.	4,226,470
913	Enhabit Inc.*	9,733
957	Ensign Group Inc.	102,466
383	Fortrea Holdings Inc.*	11,276
372	Fulgent Genetics Inc.*	10,260
6,623	Ginkgo Bioworks Holdings Inc.*	8,544
1,474	HealthEquity Inc.*	98,787
13,500	Humana Inc.	6,545,610
341	ICON PLC*	91,027
4,838	Invitae Corp.*	2,459
770	IQVIA Holdings Inc.*	164,857
371	Laboratory Corp. of America Holdings	80,474

Schedules of Investments November 30, 2023 (unaudited) Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
CONSUMER NON-CYCLICAL - 22.6% - (continued)
Healthcare-Services - 1.9% - (continued)
1,913	LifeStance Health Group Inc.*	$13,142
99	Medpace Holdings Inc.*	26,801
235	ModivCare Inc.*	8,874
242	Molina Healthcare Inc.*	88,466
891	Nano-X Imaging Ltd.*	5,970
224	National HealthCare Corp.	17,152
7,298	OPKO Health Inc.*	10,655
2,771	Oscar Health Inc., Class A Shares*	23,554
1,501	Pediatrix Medical Group Inc.*	12,578
533	Pennant Group Inc.*	7,313
470	Quest Diagnostics Inc.	64,498
739	Quipt Home Medical Corp.*	3,473
1,054	RadNet Inc.*	35,024
1,832	Select Medical Holdings Corp.	41,403
438	Sotera Health Co.*	5,979
1,193	Surgery Partners Inc.*	39,071
700	Teladoc Health Inc.*	12,698
426	Tenet Healthcare Corp.*	29,398
256	Universal Health Services Inc., Class B Shares	35,195
260	US Physical Therapy Inc.	22,108
622	Viemed Healthcare Inc.*	4,833
	Total Healthcare-Services	15,158,890
Household Products/Wares - 0.8%
1,686	ACCO Brands Corp.	9,071
22,839	Avery Dennison Corp.	4,442,185
180	Central Garden & Pet Co.*	7,304
698	Central Garden & Pet Co., Class A Shares*	25,323
1,022	Church & Dwight Co., Inc.	98,756
11,918	Clorox Co.	1,708,445
424	Helen of Troy Ltd.*	44,533
591	Quanex Building Products Corp.	18,197
242	Reynolds Consumer Products Inc.	6,350
172	Spectrum Brands Holdings Inc.	11,925
239	WD-40 Co.	57,809
	Total Household Products/Wares	6,429,898
Pharmaceuticals - 2.2%
619	ACELYRIN Inc.*	4,160
1,273	Aclaris Therapeutics Inc.*	1,113
1,715	AdaptHealth Corp., Class A Shares*	14,543
986	Agios Pharmaceuticals Inc.*	21,919
1,171	Alector Inc.*	6,347
2,912	Alkermes PLC*	70,296
2,220	Amneal Pharmaceuticals Inc.*	9,568
672	Amphastar Pharmaceuticals Inc.*	37,847
908	Amylyx Pharmaceuticals Inc.*	12,857
265	Anika Therapeutics Inc.*	5,806
878	Arvinas Inc.*	19,290
1,620	Assertio Holdings Inc.*	1,652
13,033	BellRing Brands Inc.*	689,446
1,067	Cardinal Health Inc.	114,254
1,787	Catalyst Pharmaceuticals Inc.*	25,786
676	Cencora Inc.	137,478
1,851	Coherus Biosciences Inc.*	3,943

Schedules of Investments November 30, 2023 (unaudited) Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
CONSUMER NON-CYCLICAL - 22.6% - (continued)
Pharmaceuticals - 2.2% - (continued)
623	Collegium Pharmaceutical Inc.*	$15,967
1,416	Corcept Therapeutics Inc.*	36,066
959	CorMedix Inc.*	3,117
1,616	DexCom Inc.*	186,680
236	Eagle Pharmaceuticals Inc.*	1,381
2,077	Elanco Animal Health Inc.*	24,467
365	Enanta Pharmaceuticals Inc.*	3,409
436	Enliven Therapeutics Inc.*	4,909
411	Fennec Pharmaceuticals Inc.*	3,535
1,615	Gritstone bio Inc.*	2,100
588	Harmony Biosciences Holdings Inc.*	17,087
540	Harrow Inc.*	4,984
548	Henry Schein Inc.*	36,568
1,755	Herbalife Ltd.*	22,604
414	Immuneering Corp., Class A Shares*	2,716
53,078	Ironwood Pharmaceuticals Inc., Class A Shares*	525,472
257	Jazz Pharmaceuticals PLC*	30,385
66,532	KalVista Pharmaceuticals Inc.*	561,530
1,278	Kura Oncology Inc.*	12,358
3,150	Lyell Immunopharma Inc.*	5,450
241	Madrigal Pharmaceuticals Inc.*	48,995
4,582	MannKind Corp.*	16,587
937	Marinus Pharmaceuticals Inc.*	6,306
84,181	Merus NV*	2,082,638
445	Mirum Pharmaceuticals Inc.*	14,271
16,541	Morphic Holding Inc.*	392,022
241	Nature's Sunshine Products Inc.*	4,128
406	Neurocrine Biosciences Inc.*	47,336
1,419	Ocular Therapeutix Inc.*	3,519
2,984	Option Care Health Inc.*	88,774
1,087	Organon & Co.	12,305
712	ORIC Pharmaceuticals Inc.*	5,625
1,321	Owens & Minor Inc.*	26,261
809	Pacira BioSciences Inc.*	22,070
574	Perrigo Co. PLC	17,484
83,635	PetIQ Inc., Class A Shares*	1,456,922
371	Phibro Animal Health Corp., Class A Shares	3,558
702	PMV Pharmaceuticals Inc.*	1,608
512	Premier Inc., Class A Shares	10,542
81,882	Prestige Consumer Healthcare Inc.*	4,695,933
1,021	Protagonist Therapeutics Inc.*	18,592
1,492	Revance Therapeutics Inc.*	10,101
54,817	Rhythm Pharmaceuticals Inc.*	1,832,532
530	scPharmaceuticals Inc.*	2,883
1,780	Seres Therapeutics Inc.*	1,851
837	SIGA Technologies Inc.	4,545
2,119	Summit Therapeutics Inc.*	4,302
873	Supernus Pharmaceuticals Inc.*	23,789
148	Taro Pharmaceutical Industries Ltd.*	5,328
205	USANA Health Sciences Inc.*	9,688
1,028	Vanda Pharmaceuticals Inc.*	3,824
56,786	Vaxcyte Inc.*	2,939,811
5,023	Viatris Inc.	46,111

Schedules of Investments November 30, 2023 (unaudited) Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
CONSUMER NON-CYCLICAL - 22.6% - (continued)
Pharmaceuticals - 2.2% - (continued)
579	Voyager Therapeutics Inc.*	$4,204
2,427	Xeris Biopharma Holdings Inc.*	4,514
675	Y-mAbs Therapeutics Inc.*	4,192
	Total Pharmaceuticals	16,550,241
	TOTAL CONSUMER NON-CYCLICAL	177,728,055
ENERGY - 4.0%
Coal - 0.0%
220	Alpha Metallurgical Resources Inc.	61,723
322	Arch Resources Inc.	53,439
588	CONSOL Energy Inc.	62,722
427	Hallador Energy Co.*	5,393
74	NACCO Industries Inc., Class A Shares	2,562
2,193	Peabody Energy Corp.	52,281
411	Ramaco Resources Inc., Class A Shares	6,864
1,500	SunCoke Energy Inc.	13,965
912	Warrior Met Coal Inc.	51,045
	Total Coal	309,994
Energy-Alternate Sources - 0.0%
2,665	Array Technologies Inc.*	41,228
1,790	Energy Vault Holdings Inc.*	4,117
448	Eneti Inc.	4,861
558	Enphase Energy Inc.*	56,369
570	Enviva Inc.	695
1,957	Eos Energy Enterprises Inc.*	2,153
446	First Solar Inc.*	70,370
705	Fluence Energy Inc., Class A Shares*	17,681
7,479	FuelCell Energy Inc.*	9,124
480	FutureFuel Corp.	2,851
4,241	Gevo Inc.*	4,792
1,030	Green Plains Inc.*	25,626
550	Maxeon Solar Technologies Ltd.*	2,271
1,207	Montauk Renewables Inc.*	11,153
2,247	Plug Power Inc.*	9,078
281	REX American Resources Corp.*	13,775
3,019	Shoals Technologies Group Inc., Class A Shares*	41,813
2,589	Stem Inc.*	7,430
1,805	Sunnova Energy International Inc.*	20,938
1,595	SunPower Corp., Class A Shares*	6,619
914	Sunrun Inc.*	11,791
	Total Energy-Alternate Sources	364,735
Oil & Gas - 2.8%
658	Amplify Energy Corp.*	4,040
1,194	Antero Resources Corp.*	28,214
1,303	APA Corp.	46,908
1,383	Berry Corp.	9,930
3,898	Borr Drilling Ltd.*	24,557
1,262	California Resources Corp.	64,627
1,081	Callon Petroleum Co.*	33,803
75,433	Chesapeake Energy Corp.	6,058,024
734	Chord Energy Corp.	119,011
48,599	Civitas Resources Inc.	3,338,265
2,800	CNX Resources Corp.*	58,408

Schedules of Investments November 30, 2023 (unaudited) Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
ENERGY - 4.0% - (continued)
Oil & Gas - 2.8% - (continued)
1,643	Comstock Resources Inc.	$16,216
3,126	Coterra Energy Inc.	82,057
701	Crescent Energy Co., Class A Shares	7,991
530	CVR Energy Inc.	16,838
1,154	Delek US Holdings Inc.	31,320
2,680	Devon Energy Corp.	120,520
1,806	Diamond Offshore Drilling Inc.*	23,243
758	Diamondback Energy Inc.	117,043
1,512	EQT Corp.	60,420
568	Evolution Petroleum Corp.	3,368
591	Granite Ridge Resources Inc.	3,493
195	Gulfport Energy Corp.*	26,723
1,711	Helmerich & Payne Inc.	61,990
1,161	Hess Corp.	163,190
595	HF Sinclair Corp.	31,226
221	HighPeak Energy Inc.	3,399
8,029	Kosmos Energy Ltd.*	54,517
3,222	Magnolia Oil & Gas Corp., Class A Shares	69,273
2,605	Marathon Oil Corp.	66,245
1,987	Matador Resources Co.	115,008
2,606	Murphy Oil Corp.	111,459
163	Nabors Industries Ltd.*	14,152
4,432	Noble Corp. PLC	204,492
1,441	Northern Oil & Gas Inc.	53,922
110,178	Ovintiv Inc.	4,885,293
977	Par Pacific Holdings Inc.*	33,482
6,209	Patterson-UTI Energy Inc.	72,707
1,997	PBF Energy Inc., Class A Shares	88,667
318,732	Permian Resources Corp., Class A Shares	4,188,138
1,924	Phillips 66	247,984
988	Range Resources Corp.	32,110
160	Riley Exploration Permian Inc.	3,952
2,186	Ring Energy Inc.*	3,607
583	SandRidge Energy Inc.	8,051
892	Seadrill Ltd.*	39,587
320	SilverBow Resources Inc.*	10,179
1,427	Sitio Royalties Corp., Class A Shares	31,437
2,108	SM Energy Co.	78,945
4,633	Southwestern Energy Co.*	30,531
1,950	Talos Energy Inc.*	27,144
9,681	Tellurian Inc.*	5,896
24	Texas Pacific Land Corp.	40,127
1,976	VAALCO Energy Inc.	9,188
1,078	Valaris Ltd.*	73,951
1,183	Vertex Energy Inc.*	3,999
303	Vital Energy Inc.*	13,587
455	Vitesse Energy Inc.	10,752
1,811	W&T Offshore Inc.	6,049
3,531	Weatherford International PLC*	320,226
	Total Oil & Gas	21,509,481
Oil & Gas Services - 1.1%
2,461	Archrock Inc.	35,660
540	Aris Water Solutions Inc., Class A Shares	4,363

Schedules of Investments November 30, 2023 (unaudited) Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
ENERGY - 4.0% - (continued)
Oil & Gas Services - 1.1% - (continued)
292	Atlas Energy Solutions Inc.	$4,982
4,234	Baker Hughes Co., Class A Shares	142,897
427	Bristow Group Inc.*	10,995
103,083	ChampionX Corp.	3,022,394
836	Core Laboratories Inc.	14,806
357	DMC Global Inc.*	5,694
609	Dril-Quip Inc.*	13,532
1,559	Expro Group Holdings NV*	24,242
176	Forum Energy Technologies Inc.*	3,832
3,754	Halliburton Co.	139,011
2,551	Helix Energy Solutions Group Inc.*	23,775
278	Kodiak Gas Services Inc.	4,901
71,323	Liberty Energy Inc., Class A Shares	1,415,762
1,365	Newpark Resources Inc.*	9,487
1,653	NOV Inc.	31,109
1,895	NOW Inc.*	18,893
42,646	Oceaneering International Inc.*	881,066
1,150	Oil States International Inc.*	7,923
471	ProFrac Holding Corp., Class A Shares*	3,796
1,762	ProPetro Holding Corp.*	16,052
272	Ranger Energy Services Inc., Class A Shares	2,652
1,532	RPC Inc.	11,107
450	SEACOR Marine Holdings Inc.*	5,197
1,470	Select Water Solutions Inc., Class A Shares	10,966
576	Solaris Oilfield Infrastructure Inc., Class A Shares	4,931
23,445	TechnipFMC PLC	485,780
2,254	TETRA Technologies Inc.*	10,639
38,633	Tidewater Inc.*	2,321,071
1,346	US Silica Holdings Inc.*	15,183
	Total Oil & Gas Services	8,702,698
Pipelines - 0.1%
1,446	Antero Midstream Corp.	19,261
1,013	Cheniere Energy Inc.	184,518
412	DT Midstream Inc.	23,603
7,676	Equitrans Midstream Corp.	72,001
327	Excelerate Energy Inc., Class A Shares	5,467
1,787	Golar LNG Ltd.	38,474
312	Kinetik Holdings Inc., Class A Shares	11,344
282	New Fortress Energy Inc., Class A Shares	10,851
539	NextDecade Corp.*	2,690
1,869	ONEOK Inc.	128,681
936	Targa Resources Corp.	84,661
5,088	Williams Cos., Inc.	187,188
	Total Pipelines	768,739
	TOTAL ENERGY	31,655,647
FINANCIAL - 21.9%
Banks - 6.9%
301	1st Source Corp.	14,547
151	ACNB Corp.	5,901
340	Alerus Financial Corp.	6,212
319	Amalgamated Financial Corp.	6,699
473	Amerant Bancorp Inc., Class A Shares	9,796

Schedules of Investments November 30, 2023 (unaudited) Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
FINANCIAL - 21.9% - (continued)
Banks - 6.9% - (continued)
190	American National Bankshares Inc.	$7,723
1,167	Ameris Bancorp	49,691
151	Ames National Corp.	2,790
268	Arrow Financial Corp.	6,606
2,669	Associated Banc-Corp.	47,348
1,326	Atlantic Union Bankshares Corp.	40,536
390	BancFirst Corp.	33,786
64,695	Bancorp Inc.*	2,523,752
168	Bank First Corp.	13,568
693	Bank of Hawaii Corp.	40,243
285	Bank of Marin Bancorp	5,481
3,260	Bank of New York Mellon Corp.	157,523
890	Bank of NT Butterfield & Son Ltd.	24,680
461	Bank OZK	19,297
1,318	BankUnited Inc.	36,364
135	Bankwell Financial Group Inc.	3,640
608	Banner Corp.	27,445
277	Bar Harbor Bankshares	7,194
214	BayCom Corp.	4,473
279	BCB Bancorp Inc.	3,231
433	Blue Foundry Bancorp*	3,767
123	BOK Financial Corp.	8,828
375	Bridgewater Bancshares Inc.*	3,889
116	Burke & Herbert Financial Services Corp.	5,517
440	Business First Bancshares Inc.	8,901
453	Byline Bancorp Inc.	9,055
60	C&F Financial Corp.	3,500
3,204	Cadence Bank	80,260
139	Cambridge Bancorp	8,122
263	Camden National Corp.	8,876
178	Capital Bancorp Inc.	3,768
244	Capital City Bank Group Inc.	6,525
350	Capstar Financial Holdings Inc.	5,750
427	Carter Bankshares Inc.*	5,350
1,226	Cathay General Bancorp	44,970
488	Central Pacific Financial Corp.	8,574
176	Central Valley Community Bancorp	3,029
62	Chemung Financial Corp.	2,864
155	ChoiceOne Financial Services Inc.	3,877
271	Citizens & Northern Corp.	5,450
1,988	Citizens Financial Group Inc.	54,213
70	Citizens Financial Services Inc.	3,986
18,004	City Holding Co.	1,733,245
281	Civista Bancshares Inc.	4,398
384	CNB Financial Corp.	7,811
198	Coastal Financial Corp.*	7,736
172	Codorus Valley Bancorp Inc.	3,476
305	Colony Bankcorp Inc.	3,273
186,766	Columbia Banking System Inc.	4,189,161
558	Comerica Inc.	25,233
484	Commerce Bancshares Inc.	24,476
940	Community Bank System Inc.	41,698
283	Community Trust Bancorp Inc.	11,261

Schedules of Investments November 30, 2023 (unaudited) Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
FINANCIAL - 21.9% - (continued)
Banks - 6.9% - (continued)
670	ConnectOne Bancorp Inc.	$13,172
818	CrossFirst Bankshares Inc.*	9,178
251	Cullen/Frost Bankers Inc.	24,671
48,654	Customers Bancorp Inc.*	2,192,836
2,350	CVB Financial Corp.	42,018
631	Dime Community Bancshares Inc.	12,683
533	Eagle Bancorp Inc.	12,653
593	East West Bancorp Inc.	37,312
2,740	Eastern Bankshares Inc.	32,770
174	Enterprise Bancorp Inc.	4,703
645	Enterprise Financial Services Corp.	25,290
272	Equity Bancshares Inc., Class A Shares	6,863
129	Esquire Financial Holdings Inc.	6,008
92	Evans Bancorp Inc.	2,519
232	Farmers & Merchants Bancorp Inc.	4,524
670	Farmers National Banc Corp.	8,248
634	FB Financial Corp.	21,277
85	Fidelity D&D Bancorp Inc.	4,406
2,845	Fifth Third Bancorp	82,363
276	Financial Institutions Inc.	4,791
710	First Bancorp (Southern Pines NC)	22,251
3,127	First BanCorp (Puerto Rico)	46,905
178	First Bancorp Inc.	4,448
551	First Bancshares Inc.	14,133
380	First Bank	4,632
928	First Busey Corp.	20,138
143	First Business Financial Services Inc.	5,002
4,746	First Citizens BancShares Inc., Class A Shares	6,966,606
1,821	First Commonwealth Financial Corp.	24,347
321	First Community Bankshares Inc.	10,484
1,666	First Financial Bancorp	33,670
2,294	First Financial Bankshares Inc.	60,217
217	First Financial Corp.	8,300
925	First Foundation Inc.	5,439
552	First Hawaiian Inc.	10,847
256,616	First Horizon Corp.	3,282,119
132,717	First Interstate BancSystem Inc., Class A Shares	3,436,043
1,047	First Merchants Corp.	32,111
349	First Mid Bancshares Inc.	10,816
388	First of Long Island Corp.	4,415
232	Five Star Bancorp	5,301
1,526	FNB Corp.	18,297
2,876	Fulton Financial Corp.	40,925
295	FVCBankcorp Inc.*	3,292
505	German American Bancorp Inc.	14,554
1,963	Glacier Bancorp Inc.	66,016
166	Great Southern Bancorp Inc.	8,434
152	Guaranty Bancshares Inc.	4,543
1,528	Hancock Whitney Corp.	63,030
556	Hanmi Financial Corp.	9,252
775	HarborOne Bancorp Inc.	8,548
244	HBT Financial Inc.	4,575
752	Heartland Financial USA Inc.	23,259

Schedules of Investments November 30, 2023 (unaudited) Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
FINANCIAL - 21.9% - (continued)
Banks - 6.9% - (continued)
1,082	Heritage Commerce Corp.	$9,186
630	Heritage Financial Corp.	11,227
830	Hilltop Holdings Inc.	24,443
3,353	Home BancShares Inc.	74,370
2,062	Hope Bancorp Inc.	20,208
791	Horizon Bancorp Inc.	8,614
6,033	Huntington Bancshares Inc.	67,932
53,471	Independent Bank Corp.	3,035,677
642	Independent Bank Group Inc.	24,833
948	International Bancshares Corp.	42,537
227	John Marshall Bancorp Inc.	4,483
1,047	Kearny Financial Corp.	8,271
3,919	KeyCorp	48,556
1,121	Lakeland Bancorp Inc.	13,889
442	Lakeland Financial Corp.	24,553
242	LCNB Corp.	3,524
602	Live Oak Bancshares Inc.	20,227
693	M&T Bank Corp.	88,822
479	Macatawa Bank Corp.	4,651
122	MainStreet Bancshares Inc.	2,540
287	Mercantile Bank Corp.	9,870
291	Merchants Bancorp	9,792
477	Meta Financial Group Inc.	23,654
339	Metrocity Bankshares Inc.	6,773
194	Metropolitan Bank Holding Corp.*	7,560
257	Mid Penn Bancorp Inc.	5,171
144	Middlefield Banc Corp.	4,082
391	Midland States Bancorp Inc.	8,829
257	MidWestOne Financial Group Inc.	5,412
206	MVB Financial Corp.	4,118
45,394	National Bank Holdings Corp., Class A Shares	1,498,456
102	National Bankshares Inc.	2,758
813	NBT Bancorp Inc.	28,886
440	NewtekOne Inc.	5,953
231	Nicolet Bankshares Inc.	17,015
120	Northeast Bank	6,152
245	Northeast Community Bancorp Inc.	4,109
859	Northern Trust Corp.	68,076
101	Northrim BanCorp Inc.	4,986
135	Norwood Financial Corp.	3,741
9,668	NU Holdings Ltd., Class A Shares*	78,698
124	Oak Valley Bancorp	3,238
828	OFG Bancorp	27,788
228,000	Old National Bancorp	3,394,920
787	Old Second Bancorp Inc.	11,089
93	Orange County Bancorp Inc.	4,446
524	Origin Bancorp Inc.	16,647
187	Orrstown Financial Services Inc.	4,475
2,108	PacWest Bancorp	15,894
255	Park National Corp.	28,305
193	Parke Bancorp Inc.	3,486
202	PCB Bancorp	3,131
313	Peapack-Gladstone Financial Corp.	7,775

Schedules of Investments November 30, 2023 (unaudited) Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
FINANCIAL - 21.9% - (continued)
Banks - 6.9% - (continued)
157	Penns Woods Bancorp Inc.	$3,204
607	Peoples Bancorp Inc.	17,864
126	Peoples Financial Services Corp.	5,352
48,203	Pinnacle Financial Partners Inc.	3,498,092
100	Plumas Bancorp	3,359
359	Ponce Financial Group Inc.*	3,202
299	Popular Inc.	22,063
240	Preferred Bank	14,791
641	Premier Financial Corp.	12,801
355	Primis Financial Corp.	3,554
116	Princeton Bancorp Inc.	3,825
370	Prosperity Bancshares Inc.	22,315
296	QCR Holdings Inc.	14,705
307	RBB Bancorp	4,691
88	Red River Bancshares Inc.	4,469
3,919	Regions Financial Corp.	65,369
980	Renasant Corp.	26,695
159	Republic Bancorp Inc., Class A Shares	7,465
694	S&T Bancorp Inc.	19,425
785	Sandy Spring Bancorp Inc.	17,286
1,490	Seacoast Banking Corp. of Florida	34,628
898	ServisFirst Bancshares Inc.	45,942
538	Shore Bancshares Inc.	6,424
251	Sierra Bancorp	4,704
2,230	Simmons First National Corp., Class A Shares	35,658
295	SmartFinancial Inc.	6,304
225	South Plains Financial Inc.	5,850
141	Southern First Bancshares Inc.*	4,143
138	Southern States Bancshares Inc.	3,467
528	Southside Bancshares Inc.	14,483
1,337	SouthState Corp.	99,005
1,332	State Street Corp.	96,996
869	Stellar Bancorp Inc.	20,734
484	Stock Yards Bancorp Inc.	21,354
203	Summit Financial Group Inc.	4,744
617	Synovus Financial Corp.	18,997
844	Texas Capital Bancshares Inc.*	46,319
235	Third Coast Bancshares Inc.*	3,983
250	Tompkins Financial Corp.	13,242
1,244	Towne Bank	32,667
555	TriCo Bancshares	19,103
24,786	Triumph Financial Inc.*	1,682,226
339	TrustCo Bank Corp. NY	9,099
1,082	Trustmark Corp.	24,789
780	UMB Financial Corp.	55,895
2,302	United Bankshares Inc.	76,219
2,036	United Community Banks Inc.	50,187
133	Unity Bancorp Inc.	3,648
81,427	Univest Financial Corp.	1,538,156
110,400	US Bancorp	4,208,448
387,112	Valley National Bancorp	3,522,719
939	Veritex Holdings Inc.	17,972
106	Virginia National Bankshares Corp.	3,735

Schedules of Investments November 30, 2023 (unaudited) Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
FINANCIAL - 21.9% - (continued)
Banks - 6.9% - (continued)
561	Walker & Dunlop Inc.	$47,135
311	Washington Trust Bancorp Inc.	8,316
733	Webster Financial Corp.	32,875
1,024	WesBanco Inc.	27,259
294	West BanCorp Inc.	5,207
461	Westamerica BanCorp	23,377
2,782	Western Alliance Bancorp	142,494
55,472	Wintrust Financial Corp.	4,752,286
618	Zions Bancorp N.A.	22,019
	Total Banks	55,687,762
Diversified Financial Services - 2.7%
151	Affiliated Managers Group Inc.	20,468
441	Air Lease Corp., Class A Shares	17,106
1,142	Ally Financial Inc.	33,369
370	AlTi Global Inc.*	2,801
439	Ameriprise Financial Inc.	155,191
2,179	Apollo Global Management Inc.	200,468
1,084	Artisan Partners Asset Management Inc., Class A Shares	40,813
399	AssetMark Financial Holdings Inc.*	10,230
81	Atlanticus Holdings Corp.*	2,500
337	B Riley Financial Inc.	6,201
5,565	BGC Group Inc., Class A Shares	36,172
1,268	Bit Digital Inc.*	3,271
1,892	Blue Owl Capital Inc., Class A Shares	25,504
894	Bread Financial Holdings Inc.	25,121
589	Brightsphere Investment Group Inc.	10,278
476	Brookfield Business Corp., Class A Shares	8,663
45,000	Capital One Financial Corp.	5,024,700
441	Cboe Global Markets Inc.	80,346
461	Cohen & Steers Inc.	26,964
700	Coinbase Global Inc., Class A Shares*	87,304
544	Columbia Financial Inc.*	8,949
28	Credit Acceptance Corp.*	12,796
52	Diamond Hill Investment Group Inc.	8,351
1,044	Discover Financial Services	97,092
538	Enact Holdings Inc.	14,908
414	Encore Capital Group Inc.*	18,547
539	Enova International Inc.*	22,207
2,054	Evercore Inc., Class A Shares	303,068
162	Federal Agricultural Mortgage Corp., Class C Shares	26,866
141	First Western Financial Inc.*	2,341
2,012	Forge Global Holdings Inc.*	6,640
1,202	Franklin Resources Inc.	29,810
101,994	FTAI Aviation Ltd.	4,203,173
776	GCM Grosvenor Inc., Class A Shares	6,262
643	Hamilton Lane Inc., Class A Shares	62,918
1,828	Hannon Armstrong Sustainable Infrastructure Capital Inc., REIT	44,256
214	Houlihan Lokey Inc., Class A Shares	23,052
426	Interactive Brokers Group Inc., Class A Shares	33,160
598	International Money Express Inc.*	12,468
1,540	Invesco Ltd.	21,976
573	Janus Henderson Group PLC	15,007
111,603	Jefferies Financial Group Inc.	3,955,210

Schedules of Investments November 30, 2023 (unaudited) Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
FINANCIAL - 21.9% - (continued)
Diversified Financial Services - 2.7% - (continued)
469	Lazard Ltd., Class A Shares	$14,061
1,924	LendingClub Corp.*	12,121
235	LendingTree Inc.*	4,159
327	LPL Financial Holdings Inc.	72,692
1,176	Moelis & Co., Class A Shares	55,801
1,151	Mr Cooper Group Inc.*	69,659
1,431	Nasdaq Inc.	79,907
1,578	Navient Corp.	27,031
259	Nelnet Inc., Class A Shares	21,730
641	NerdWallet Inc., Class A Shares*	7,532
113	Ocwen Financial Corp.*	2,919
477	OneMain Holdings Inc., Class A Shares	20,177
3,515	Pagseguro Digital Ltd., Class A Shares*	35,431
452	PennyMac Financial Services Inc.	35,161
773	Perella Weinberg Partners, Class A Shares	9,060
306	Piper Sandler Cos	47,347
24,567	PJT Partners Inc., Class A Shares	2,212,504
695	PRA Group Inc.*	12,878
2,766	Radian Group Inc.	71,114
27,192	Raymond James Financial Inc.	2,859,239
143	Regional Management Corp.	3,163
544	Rocket Cos. Inc., Class A Shares*	5,081
430	SEI Investments Co.	25,228
167	Silvercrest Asset Management Group Inc., Class A Shares	2,602
966	SLM Corp.	14,519
3,871	SoFi Technologies Inc.*	28,220
955	StepStone Group Inc., Class A Shares	24,467
434	Stifel Financial Corp.	26,483
474	StoneX Group Inc.*	28,976
1,748	Synchrony Financial	56,565
923	T Rowe Price Group Inc.	92,420
280	TPG Inc., Class A Shares	9,800
483	Tradeweb Markets Inc., Class A Shares	46,803
1,273	Upstart Holdings Inc.*	34,065
488	Victory Capital Holdings Inc., Class A Shares	15,689
394	Virtu Financial Inc., Class A Shares	7,084
123	Virtus Investment Partners Inc.	24,061
414	Voya Financial Inc.	29,605
1,588	Western Union Co.	18,468
2,467	WisdomTree Inc.	16,060
74	World Acceptance Corp.*	8,247
1,401	XP Inc., Class A Shares	32,629
	Total Diversified Financial Services	20,967,285
Equity Real Estate Investment Trusts (REITs) - 5.2%
1,661	Acadia Realty Trust	25,114
301	AFC Gamma Inc.	3,416
2,517	AGNC Investment Corp.	22,200
390	Agree Realty Corp.	23,092
1,291	Alexander & Baldwin Inc.	21,624
40	Alexander's Inc.	7,358
34,619	Alexandria Real Estate Equities Inc.	3,787,319
238	Alpine Income Property Trust Inc.	3,887
873	American Assets Trust Inc.	17,582

Schedules of Investments November 30, 2023 (unaudited) Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
FINANCIAL - 21.9% - (continued)
Equity Real Estate Investment Trusts (REITs) - 5.2% - (continued)
101,799	American Homes 4 Rent, Class A Shares	$3,692,250
149,838	Americold Realty Trust Inc.	4,229,927
2,078	Annaly Capital Management Inc.	37,549
633	Apartment Income REIT Corp.	19,699
2,650	Apartment Investment & Management Co., Class A Shares*	18,258
2,521	Apollo Commercial Real Estate Finance Inc.	27,176
3,794	Apple Hospitality REIT Inc.	63,246
3,210	Arbor Realty Trust Inc.	40,061
950	Ares Commercial Real Estate Corp.	9,547
1,215	Armada Hoffler Properties Inc.	13,341
820	ARMOUR Residential REIT Inc.	14,432
593	AvalonBay Communities Inc.	102,553
3,030	Blackstone Mortgage Trust Inc., Class A Shares	67,205
660	Boston Properties Inc.	37,574
1,207	Braemar Hotels & Resorts Inc.	2,535
3,062	Brandywine Realty Trust	13,657
2,316	BrightSpire Capital Inc., Class A Shares	15,726
1,266	Brixmor Property Group Inc.	27,244
3,313	Broadstone Net Lease Inc., Class A Shares	53,008
219	BRT Apartments Corp.	3,986
436	Camden Property Trust	39,353
1,770	CareTrust REIT Inc.	40,852
489	CBL & Associates Properties Inc.	11,491
271	Centerspace	14,455
883	Chatham Lodging Trust	8,751
355,608	Chimera Investment Corp.	1,852,718
884	City Office REIT Inc.	4,270
1,621	Claros Mortgage Trust Inc.	19,792
459	Community Healthcare Trust Inc.	12,439
118,324	COPT Defense Properties	2,863,441
650	Cousins Properties Inc.	13,338
408	CTO Realty Growth Inc.	6,895
942	CubeSmart	37,454
3,723	DiamondRock Hospitality Co.	30,975
1,248	Digital Realty Trust Inc.	173,197
4,381	Diversified Healthcare Trust	10,252
2,902	Douglas Emmett Inc.	35,462
977	Dynex Capital Inc.	11,177
1,678	Easterly Government Properties Inc., Class A Shares	19,565
185	EastGroup Properties Inc.	32,144
1,173	Ellington Financial Inc.	15,249
1,565	Elme Communities	20,564
2,358	Empire State Realty Trust Inc., Class A Shares	21,128
319	EPR Properties	14,234
1,855	Equity Commonwealth	34,855
746	Equity LifeStyle Properties Inc.	53,041
1,561	Equity Residential	88,727
2,744	Essential Properties Realty Trust Inc.	65,170
268	Essex Property Trust Inc.	57,207
32,675	Extra Space Storage Inc.	4,253,305
878	Farmland Partners Inc.	10,870
341	Federal Realty Investment Trust	32,596
558	First Industrial Realty Trust Inc.	26,254

Schedules of Investments November 30, 2023 (unaudited) Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
FINANCIAL - 21.9% - (continued)
Equity Real Estate Investment Trusts (REITs) - 5.2% - (continued)
1,532	Four Corners Property Trust Inc.	$35,221
1,482	Franklin BSP Realty Trust Inc.	19,385
1,057	Gaming & Leisure Properties Inc.	49,394
798	Getty Realty Corp.	23,485
735	Gladstone Commercial Corp.	9,187
614	Gladstone Land Corp.	8,811
1,110	Global Medical REIT Inc.	11,133
3,444	Global Net Lease Inc.	30,238
931	Granite Point Mortgage Trust Inc.	5,120
1,608	Healthcare Realty Trust Inc., Class A Shares	24,554
2,302	Healthpeak Properties Inc.	39,871
453	Highwoods Properties Inc.	8,584
2,970	Host Hotels & Resorts Inc.	51,886
2,476	Hudson Pacific Properties Inc.	14,534
3,972	Independence Realty Trust Inc.	54,099
493	Innovative Industrial Properties Inc., Class A Shares	40,258
1,205	InvenTrust Properties Corp.	29,065
773	Invesco Mortgage Capital Inc.	6,192
2,560	Invitation Homes Inc.	85,402
1,213	Iron Mountain Inc.	77,814
1,938	JBG SMITH Properties	26,589
498	Kilroy Realty Corp.	16,424
2,544	Kimco Realty Corp.	49,150
3,824	Kite Realty Group Trust	80,763
1,064	KKR Real Estate Finance Trust Inc.	13,364
2,018	Ladder Capital Corp., Class A Shares	22,622
367	Lamar Advertising Co., Class A Shares	37,173
729	LTC Properties Inc.	23,780
5,108	LXP Industrial Trust	44,848
3,813	Macerich Co.	43,735
2,547	Medical Properties Trust Inc.	12,353
1,829	MFA Financial Inc.	19,753
29,887	Mid-America Apartment Communities Inc.	3,720,334
737	National Health Investors Inc.	39,990
67,113	National Storage Affiliates Trust(a)	2,227,480
59	NET Lease Office Properties*	965
1,204	NETSTREIT Corp.	18,518
1,637	New York Mortgage Trust Inc.	14,389
407	NexPoint Residential Trust Inc.	12,393
767	NNN REIT Inc.	31,156
884	Office Properties Income Trust	4,933
988	Omega Healthcare Investors Inc.	31,369
294	One Liberty Properties Inc.	6,006
820	Orchid Island Capital Inc.	6,043
1,037	Orion Office REIT Inc.	5,351
3,320	Paramount Group Inc.	15,604
921	Park Hotels & Resorts Inc.	13,658
656	Peakstone Realty Trust	10,470
2,152	Pebblebrook Hotel Trust	27,438
1,576	PennyMac Mortgage Investment Trust	22,127
2,074	Phillips Edison & Co., Inc.	73,088
202,133	Physicians Realty Trust	2,360,913
2,229	Piedmont Office Realty Trust Inc., Class A Shares	13,864

Schedules of Investments November 30, 2023 (unaudited) Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
FINANCIAL - 21.9% - (continued)
Equity Real Estate Investment Trusts (REITs) - 5.2% - (continued)
769	Plymouth Industrial REIT Inc.	$16,726
341	Postal Realty Trust Inc., Class A Shares	4,774
1,391	PotlatchDeltic Corp.	63,763
626	Rayonier Inc.	19,206
2,838	Ready Capital Corp.	29,004
81,016	Realty Income Corp.	4,371,623
2,046	Redwood Trust Inc.	14,547
759	Regency Centers Corp.	47,650
2,184	Retail Opportunity Investments Corp.	28,108
866	Rexford Industrial Realty Inc.	42,625
2,049	Rithm Capital Corp.	21,269
2,776	RLJ Lodging Trust	29,675
1,540	RPT Realty	17,895
1,014	Ryman Hospitality Properties Inc.	101,755
4,074	Sabra Health Care REIT Inc.	59,480
788	Safehold Inc.	15,516
215	Saul Centers Inc.	7,944
450	SBA Communications Corp., Class A Shares	111,132
2,934	Service Properties Trust	20,978
1,356	Simon Property Group Inc.	169,351
3,363	SITE Centers Corp.	44,358
1,143	SL Green Realty Corp.	41,800
599	Spirit Realty Capital Inc.	24,739
108,762	STAG Industrial Inc.	3,899,118
1,248	Starwood Property Trust Inc.	24,798
1,898	Summit Hotel Properties Inc.	11,881
515	Sun Communities Inc.	66,610
3,682	Sunstone Hotel Investors Inc.	36,378
1,803	Tanger Inc.	45,003
1,436	Terreno Realty Corp.	82,010
1,268	TPG RE Finance Trust Inc.	7,494
1,731	Two Harbors Investment Corp.	23,992
1,378	UDR Inc.	46,025
1,002	UMH Properties Inc.	14,148
4,248	Uniti Group Inc.	23,491
234	Universal Health Realty Income Trust	9,330
2,034	Urban Edge Properties	34,070
1,674	Ventas Inc.	76,736
1,407	Veris Residential Inc.	20,387
4,198	VICI Properties Inc., Class A Shares	125,478
754	Vornado Realty Trust	17,749
2,163	Welltower Inc.	192,723
3,065	Weyerhaeuser Co.	96,088
892	Whitestone REIT, Class B Shares	9,776
891	WP Carey Inc.	55,456
1,953	Xenia Hotels & Resorts Inc.	23,846
	Total Equity Real Estate Investment Trusts (REITs)	42,249,168
Insurance - 5.6%
2,514	Aflac Inc.	207,933
43,197	Allstate Corp.	5,955,570
805	Ambac Financial Group Inc.*	11,874
450	American Coastal Insurance Corp.*	3,721
1,366	American Equity Investment Life Holding Co.*	75,349

Schedules of Investments November 30, 2023 (unaudited) Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
FINANCIAL - 21.9% - (continued)
Insurance - 5.6% - (continued)
307	American Financial Group Inc.	$35,118
341	AMERISAFE Inc.	16,423
1,496	Arch Capital Group Ltd.*	125,200
884	Arthur J Gallagher & Co.	220,116
223	Assurant Inc.	37,468
243	Assured Guaranty Ltd.	16,502
331	Axis Capital Holdings Ltd.	18,649
286	Brighthouse Financial Inc.*	14,881
994	Brown & Brown Inc.	74,292
1,069	BRP Group Inc., Class A Shares*	18,697
644	Cincinnati Financial Corp.	66,197
113	CNA Financial Corp.	4,761
2,005	CNO Financial Group Inc.	53,132
832	Corebridge Financial Inc.	17,497
327	Crawford & Co., Class A Shares	3,656
281	Donegal Group Inc., Class A Shares	3,999
503	eHealth Inc.*	3,737
478	Employers Holdings Inc.	18,312
210	Enstar Group Ltd.*	57,674
1,503	Equitable Holdings Inc.	46,127
1,859	Essent Group Ltd.	89,864
180	Everest Group Ltd.	73,899
342	F&G Annuities & Life Inc.	13,957
277	Fidelis Insurance Holdings Ltd.*	3,379
1,091	Fidelity National Financial Inc.	48,920
46,656	First American Financial Corp.	2,780,698
8,402	Genworth Financial Inc., Class A Shares*	49,488
370	Globe Life Inc.	45,558
27,610	Goosehead Insurance Inc., Class A Shares*	2,023,261
467	Greenlight Capital Re Ltd., Class A Shares*	5,174
25,770	Hanover Insurance Group Inc.	3,203,211
63,075	Hartford Financial Services Group Inc.	4,929,942
18,540	HCI Group Inc.	1,571,636
64,146	Heritage Insurance Holdings Inc.*	563,843
732	Horace Mann Educators Corp.	24,493
22	Investors Title Co.	3,327
1,458	Jackson Financial Inc., Class A Shares	69,590
672	James River Group Holdings Ltd.	6,035
260	Kemper Corp.	11,500
1,002	Kinsale Capital Group Inc.	350,800
920	Lemonade Inc.*	16,256
720	Lincoln National Corp.	17,122
777	Loews Corp.	54,615
1,596	Maiden Holdings Ltd.*	2,857
55	Markel Group Inc.*	79,150
900	MBIA Inc.*	6,516
44,704	Mercury General Corp.	1,665,224
140,510	MGIC Investment Corp.	2,471,571
41	National Western Life Group Inc., Class A Shares	19,665
62,694	NMI Holdings Inc., Class A Shares*	1,724,085
1,134	Old Republic International Corp.	33,238
10,341	Palomar Holdings Inc.*	605,052
21,066	Primerica Inc.	4,413,538

Schedules of Investments November 30, 2023 (unaudited) Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
FINANCIAL - 21.9% - (continued)
Insurance - 5.6% - (continued)
1,013	Principal Financial Group Inc.	$74,790
965	ProAssurance Corp.	11,937
1,534	Prudential Financial Inc.	149,995
280	Reinsurance Group of America Inc.	45,657
211	RenaissanceRe Holdings Ltd.	45,230
170	RLI Corp.	23,052
395	Ryan Specialty Holdings Inc., Class A Shares*	18,119
257	Safety Insurance Group Inc.	19,771
1,056	Selective Insurance Group Inc.	107,385
2,393	Selectquote Inc.*	3,015
1,636	SiriusPoint Ltd.*	17,472
78,321	Skyward Specialty Insurance Group Inc.*	2,561,097
477	Stewart Information Services Corp.	22,538
443	Tiptree Inc.	8,258
705	Trupanion Inc.*	18,133
388	United Fire Group Inc.	8,105
471	Universal Insurance Holdings Inc.	7,988
827	Unum Group	35,561
11	White Mountains Insurance Group Ltd.	16,851
17,339	Willis Towers Watson PLC	4,270,596
850	WR Berkley Corp.	61,667
	Total Insurance	41,611,566
Investment Companies - 0.0%
1,271	Cannae Holdings Inc.*	22,827
1,789	FTAI Infrastructure Inc.	6,619
	Total Investment Companies	29,446
Private Equity - 0.9%
672	Ares Management Corp., Class A Shares	75,432
892	Carlyle Group Inc.	30,578
298	Chicago Atlantic Real Estate Finance Inc., REIT	4,613
86,598	KKR & Co., Inc.	6,567,592
786	P10 Inc., Class A Shares	8,017
977	Patria Investments Ltd., Class A Shares	13,834
	Total Private Equity	6,700,066
Real Estate - 0.6%
1,949	Anywhere Real Estate Inc.*	10,486
1,296	CBRE Group Inc., Class A Shares*	102,332
5,357	Compass Inc., Class A Shares*	11,893
2,957	Cushman & Wakefield PLC*	24,277
1,495	Douglas Elliman Inc.	2,915
1,270	eXp World Holdings Inc.	15,380
122	FRP Holdings Inc.*	6,728
146	Howard Hughes Holdings Inc.*	10,732
200	Jones Lang LaSalle Inc.*	31,104
2,118	Kennedy-Wilson Holdings Inc.	24,039
182	Legacy Housing Corp.*	4,077
428	Marcus & Millichap Inc.	14,727
15,159	McGrath RentCorp	1,541,519
382,855	Newmark Group Inc., Class A Shares	3,150,897
319	RE/MAX Holdings Inc., Class A Shares	2,935
1,913	Redfin Corp.*	13,334
285	RMR Group Inc., Class A Shares	6,792
609	St Joe Co.	31,321

Schedules of Investments

November 30, 2023 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
FINANCIAL - 21.9% - (continued)
Real Estate - 0.6% - (continued)
227	Star Holdings*	$2,774
128	Stratus Properties Inc.*	3,593
	Total Real Estate	5,011,855
Savings & Loans - 0.0%
1,004	Axos Financial Inc.*	38,423
975	Banc of California Inc.	11,271
790	Berkshire Hills Bancorp Inc.	16,535
1,569	Brookline Bancorp Inc.	14,953
2,315	Capitol Federal Financial Inc.	12,478
153	ESSA Bancorp Inc.	2,554
523	Flushing Financial Corp.	7,390
122	FS Bancorp Inc.	3,703
129	Greene County Bancorp Inc.	3,238
27	Hingham Institution For Savings The	4,401
131	Home Bancorp Inc.	4,775
290	HomeTrust Bancshares Inc.	6,693
3,002	New York Community Bancorp Inc.	28,249
766	Northfield Bancorp Inc.	7,308
2,265	Northwest Bancshares Inc.	25,232
1,045	OceanFirst Financial Corp.	14,484
1,677	Pacific Premier Bancorp Inc.	37,766
1,309	Provident Financial Services Inc.	19,923
160	Southern Missouri Bancorp Inc.	6,894
210	TFS Financial Corp.	2,774
138	Timberland Bancorp Inc.	4,021
1,160	WaFd Inc.	31,007
338	Waterstone Financial Inc.	4,127
1,081	WSFS Financial Corp.	41,694
	Total Savings & Loans	349,893
	TOTAL FINANCIAL	172,607,041
GOVERNMENT - 0.0%
Multi-National - 0.0%
499	Banco Latinoamericano de Comercio Exterior SA, Class E Shares	12,161
INDUSTRIAL - 18.9%
Aerospace/Defense - 2.7%
50,823	AAR Corp.*	3,522,034
20,176	AeroVironment Inc.*	2,776,419
474	AerSale Corp.*	6,612
2,745	Archer Aviation Inc., Class A Shares*	16,415
478	Astronics Corp.*	7,098
868	Barnes Group Inc.	22,898
819	Curtiss-Wright Corp.	175,184
237	Ducommun Inc.*	11,940
414	Eve Holding Inc.*	2,923
190	HEICO Corp.	32,496
336	HEICO Corp., Class A Shares	46,170
32,155	Hexcel Corp.	2,228,663
70,989	Howmet Aerospace Inc.	3,734,021
4,933	Joby Aviation Inc.*	29,401
512	Kaman Corp.	10,378
107,238	Kratos Defense & Security Solutions Inc.*	2,042,884
25,400	L3Harris Technologies Inc.	4,846,574

Schedules of Investments

November 30, 2023 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
INDUSTRIAL - 18.9% - (continued)
Aerospace/Defense - 2.7% - (continued)
10,686	Leonardo DRS Inc.*	$196,943
217	Mercury Systems Inc.*	7,441
2,415	Moog Inc., Class A Shares	338,124
95	National Presto Industries Inc.	7,098
4,959	Rocket Lab USA Inc.*	21,720
459	Spirit AeroSystems Holdings Inc., Class A Shares*	12,618
219	TransDigm Group Inc.	210,869
1,177	Triumph Group Inc.*	13,171
	Total Aerospace/Defense	20,320,094
Building Materials - 2.6%
2,876	AAON Inc.	180,038
292	American Woodmark Corp.*	21,141
395	Apogee Enterprises Inc.	17,814
192	Armstrong World Industries Inc.	16,284
84,522	Aspen Aerogels Inc.*	885,791
67,809	AZEK Co., Inc., Class A Shares*	2,338,732
2,554	Boise Cascade Co.	279,152
534	Builders FirstSource Inc.*	71,615
3,480	Carrier Global Corp.	180,821
149	Eagle Materials Inc.	26,976
533	Fortune Brands Innovations Inc.	36,473
540	Gibraltar Industries Inc.*	36,283
777	Griffon Corp.	36,154
581	Hayward Holdings Inc.*	6,850
1,517	JELD-WEN Holding Inc.*	24,242
44,958	Knife River Corp.*	2,683,093
134	Lennox International Inc.	54,492
53,275	Louisiana-Pacific Corp.	3,249,242
482	LSI Industries Inc.	6,319
5,458	Martin Marietta Materials Inc.	2,535,732
944	Masco Corp.	57,159
29,634	Masonite International Corp.*	2,632,981
2,299	Masterbrand Inc.*	30,853
862	MDU Resources Group Inc.	16,499
88,854	Modine Manufacturing Co.*	4,371,617
225	Mohawk Industries Inc.*	19,870
377	Owens Corning	51,114
1,006	PGT Innovations Inc.*	32,383
753	Simpson Manufacturing Co., Inc.	125,728
3,367	SmartRent Inc., Class A Shares*	10,539
4,750	SPX Technologies Inc.*	405,223
5,555	Summit Materials Inc., Class A Shares*	192,703
951	Trane Technologies PLC	214,365
459	Trex Co., Inc.*	32,254
1,054	UFP Industries Inc.	115,550
554	Vulcan Materials Co.	118,312
	Total Building Materials	21,114,394
Electrical Components & Equipment - 0.1%
132	Acuity Brands Inc.	23,662
961	AMETEK Inc.	149,176
15,335	Belden Inc.	1,018,857
1,005	Blink Charging Co.*	3,236
1,326	ChargePoint Holdings Inc.*	2,466

Schedules of Investments

November 30, 2023 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
INDUSTRIAL - 18.9% - (continued)
Electrical Components & Equipment - 0.1% - (continued)
282	Encore Wire Corp.	$51,973
1,265	Energizer Holdings Inc.	39,013
725	EnerSys	64,148
1,684	ESS Tech Inc.*	1,970
257	Generac Holdings Inc.*	30,087
339	Insteel Industries Inc.	11,533
102	Littelfuse Inc.	23,746
808	nLight Inc.*	10,682
628	Novanta Inc.*	90,708
165	Powell Industries Inc.	13,721
197	Universal Display Corp.	33,332
	Total Electrical Components & Equipment	1,568,310
Electronics - 2.1%
661	Advanced Energy Industries Inc.	62,828
369	Allegion PLC	39,147
239	Allient Inc.	6,233
2,435	Amphenol Corp., Class A Shares	221,561
196,189	Applied Optoelectronics Inc.*(a)	2,599,504
242	Arrow Electronics Inc.*	28,692
678	Atkore Inc.*	88,072
306	Atmus Filtration Technologies Inc.*	6,695
387	Avnet Inc.	18,096
2,054	Badger Meter Inc.	302,698
191	Bel Fuse Inc., Class B Shares	10,333
634	Benchmark Electronics Inc.	15,818
77,073	Camtek Ltd.*	4,892,594
11,165	Celestica Inc.*	301,008
508	Coherent Corp.*	18,689
498	Comtech Telecommunications Corp.	5,881
557	CTS Corp.	21,584
114,797	Enovix Corp.*(a)	1,270,803
451	ESCO Technologies Inc.	47,346
2,051	Evolv Technologies Holdings Inc.*	8,204
343	FARO Technologies Inc.*	6,301
58,179	Fortive Corp.	4,013,187
644	Garmin Ltd.	78,723
2,389	GoPro Inc., Class A Shares*	8,624
6,224	Hubbell Inc., Class B Shares	1,867,200
803	Itron Inc.*	54,106
535	Jabil Inc.	61,696
742	Keysight Technologies Inc.*	100,830
433	Kimball Electronics Inc.*	10,669
1,597	Knowles Corp.*	25,344
94	Mesa Laboratories Inc.	8,025
91	Mettler-Toledo International Inc.*	99,366
3,275	MicroVision Inc.*	8,253
3,553	Mirion Technologies Inc., Class A Shares*	31,728
569	Napco Security Technologies Inc.	17,411
877	NEXTracker Inc., Class A Shares*	35,641
88	NVE Corp.	6,307
693	nVent Electric PLC	36,902
280	OSI Systems Inc.*	34,521
484	Plexus Corp.*	49,315

Schedules of Investments

November 30, 2023 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
INDUSTRIAL - 18.9% - (continued)
Electronics - 2.1% - (continued)
1,015	Sanmina Corp.*	$50,862
639	Sensata Technologies Holding PLC	20,774
482	Stoneridge Inc.*	7,712
197	TD SYNNEX Corp.	19,432
1,034	Trimble Inc.*	47,978
1,818	TTM Technologies Inc.*	27,288
275	Turtle Beach Corp.*	3,110
394	Vicor Corp.*	14,409
2,270	Vishay Intertechnology Inc.	50,462
661	Vontier Corp.	22,296
250	Woodward Inc.	33,795
	Total Electronics	16,818,053
Engineering & Construction - 2.0%
502	908 Devices Inc.*	3,996
550	AECOM	48,873
3,496	Arcosa Inc.	259,403
190	Bowman Consulting Group Ltd., Class A Shares*	5,858
2,424	Comfort Systems USA Inc.	469,238
473	Concrete Pumping Holdings Inc.*	3,519
30,950	Construction Partners Inc., Class A Shares*	1,298,662
505	Dycom Industries Inc.*	52,454
18,310	EMCOR Group Inc.	3,891,241
890	Exponent Inc.	68,494
12,298	Fluor Corp.*	467,693
1,451	Frontdoor Inc.*	49,813
781	Granite Construction Inc.	35,887
1,197	Great Lakes Dredge & Dock Corp.*	8,044
149	IES Holdings Inc.*	10,426
786	Iteris Inc.*	3,333
20,227	Jacobs Solutions Inc.	2,572,470
167	Limbach Holdings Inc.*	6,366
265	MasTec Inc.*	16,070
367	Mistras Group Inc.*	2,430
14,300	MYR Group Inc.*	1,779,206
244	NV5 Global Inc.*	23,736
51,259	Primoris Services Corp.	1,556,223
53,284	Sterling Infrastructure Inc.*	3,384,067
134	TopBuild Corp.*	39,635
792	Tutor Perini Corp.*	6,629
	Total Engineering & Construction	16,063,766
Environmental Control - 1.1%
992	Casella Waste Systems Inc., Class A Shares*	80,233
43,724	CECO Environmental Corp.*	841,687
24,566	Clean Harbors Inc.*	3,971,340
35,777	Energy Recovery Inc.*	681,910
95,245	Enviri Corp.*	561,945
2,524	Li-Cycle Holdings Corp.*	2,225
41,594	Montrose Environmental Group Inc.*	1,300,644
690	Pentair PLC	44,533
359	Pure Cycle Corp.*	3,590
2,103	PureCycle Technologies Inc.*	8,496
864	Republic Services Inc., Class A Shares	139,830
392	Stericycle Inc.*	18,412

Schedules of Investments

November 30, 2023 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
INDUSTRIAL - 18.9% - (continued)
Environmental Control - 1.1% - (continued)
2,055	Tetra Tech Inc.	$324,998
	Total Environmental Control	7,979,843
Hand/Machine Tools - 1.1%
354	Cadre Holdings Inc.	11,399
60,985	Enerpac Tool Group Corp., Class A Shares	1,664,890
812	Franklin Electric Co., Inc.	72,268
1,425	Kennametal Inc.	33,217
235	Lincoln Electric Holdings Inc.	46,544
509	Luxfer Holdings PLC	4,199
1,609	MSA Safety Inc.	280,191
49,472	Regal Rexnord Corp.	5,926,746
218	Snap-on Inc.	59,882
643	Stanley Black & Decker Inc.	58,449
	Total Hand/Machine Tools	8,157,785
Machinery-Construction & Mining - 0.3%
230	Argan Inc.	10,727
406	Astec Industries Inc.	12,623
1,077	Babcock & Wilcox Enterprises Inc.*	1,529
3,398	Bloom Energy Corp., Class A Shares*	49,067
27,805	BWX Technologies Inc.	2,169,624
199	Hyster-Yale Materials Handling Inc.	9,486
635	Manitowoc Co., Inc.*	9,100
971	NuScale Power Corp.*	2,690
276	Oshkosh Corp.	26,852
1,181	Terex Corp.	58,460
1,440	Vertiv Holdings Co., Class A Shares	62,870
	Total Machinery-Construction & Mining	2,413,028
Machinery-Diversified - 2.4%
264	AGCO Corp.	29,972
179	Alamo Group Inc.	32,882
551	Albany International Corp., Class A Shares	47,287
2,957	Applied Industrial Technologies Inc.	473,327
58,137	Cactus Inc., Class A Shares	2,470,241
2,518	Chart Industries Inc.*	327,416
4,105	CNH Industrial NV	44,088
729	Cognex Corp.	27,483
504	Columbus McKinnon Corp.	17,600
1,495	Crane Co.	157,992
272	CSW Industrials Inc.	48,234
28,384	Dover Corp.	4,006,685
258	DXP Enterprises Inc.*	7,554
1,039	Eastman Kodak Co.*	3,761
241	ESAB Corp.	18,593
555	Flowserve Corp.	21,234
246,521	Gates Industrial Corp. PLC*	3,022,347
241	Gencor Industries Inc.*	3,601
412	Gorman-Rupp Co.	13,011
702	Graco Inc.	56,708
3,490	GrafTech International Ltd.	8,620
511	Ichor Holdings Ltd.*	13,352
18,617	IDEX Corp.	3,754,677
1,693	Ingersoll Rand Inc.	120,931
206	Kadant Inc.	53,688

Schedules of Investments

November 30, 2023 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
INDUSTRIAL - 18.9% - (continued)
Machinery-Diversified - 2.4% - (continued)
197	Lindsay Corp.	$23,504
225	Middleby Corp.*	28,402
2,743	Mueller Water Products Inc., Class A Shares	36,454
240	Nordson Corp.	56,482
1,728	Otis Worldwide Corp.	148,245
480	Rockwell Automation Inc.	132,211
329	Tennant Co.	28,169
598	Thermon Group Holdings Inc.*	18,030
438	Toro Co.	36,354
480	Watts Water Technologies Inc., Class A Shares	92,405
747	Westinghouse Air Brake Technologies Corp.	87,070
39,093	Xylem Inc.	4,109,847
6,554	Zurn Elkay Water Solutions Corp.	192,950
	Total Machinery-Diversified	19,771,407
Metal Fabricate/Hardware - 0.8%
287	Advanced Drainage Systems Inc.	34,759
442	AZZ Inc.	21,733
580	Helios Technologies Inc.	22,260
3,460	Hillman Solutions Corp.*	25,327
1,521	Janus International Group Inc.*	16,047
260	Mayville Engineering Co., Inc.*	3,302
1,970	Mueller Industries Inc.	81,814
178	Northwest Pipe Co.*	4,827
179	Olympic Steel Inc.	10,119
59	Omega Flex Inc.	4,161
155	Park-Ohio Holdings Corp.	3,529
475	Proto Labs Inc.*	17,195
119	RBC Bearings Inc.*	30,671
434	Ryerson Holding Corp.	13,441
26,582	Standex International Corp.	3,557,203
266	Timken Co.	19,258
778	TimkenSteel Corp.*	15,809
464	Tredegar Corp.	2,181
10,884	Valmont Industries Inc.	2,389,800
544	Worthington Industries Inc.	39,005
616	Xometry Inc., Class A Shares*	15,080
	Total Metal Fabricate/Hardware	6,327,521
Miscellaneous Manufacturers - 2.2%
1,659	AMMO Inc.*	3,384
517	AO Smith Corp.	38,961
2,127	Axon Enterprise Inc.*	488,933
208	Carlisle Cos., Inc.	58,325
141	Core Molding Technologies Inc.*	2,537
511	Donaldson Co., Inc.	31,089
26,948	EnPro Industries Inc.	3,460,932
2,785	Fabrinet*	450,892
53,781	Federal Signal Corp.	3,707,662
1,216	Hillenbrand Inc.	47,108
42,674	ITT Inc.	4,620,314
560	John Bean Technologies Corp.	57,848
999	LSB Industries Inc.*	8,561
363	Materion Corp.	41,059
660	Myers Industries Inc.	11,629

Schedules of Investments

November 30, 2023 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
INDUSTRIAL - 18.9% - (continued)
Miscellaneous Manufacturers - 2.2% - (continued)
336	Park Aerospace Corp.	$5,067
6,134	Parker-Hannifin Corp.	2,657,126
829	Smith & Wesson Brands Inc.	11,399
313	Sturm Ruger & Co., Inc.	13,759
195	Teledyne Technologies Inc.*	78,577
829	Textron Inc.	63,551
1,436	Trinity Industries Inc.	35,843
	Total Miscellaneous Manufacturers	15,894,556
Packaging & Containers - 0.5%
6,209	Amcor PLC	58,861
276	AptarGroup Inc.	35,022
602	Ardagh Metal Packaging SA	2,420
1,292	Ball Corp.	71,435
503	Berry Global Group Inc.	33,258
304	Clearwater Paper Corp.*	10,661
446	Crown Holdings Inc.	38,360
1,286	Graphic Packaging Holding Co.	29,154
431	Greif Inc., Class A Shares	30,127
96	Greif Inc., Class B Shares	6,686
95,272	O-I Glass Inc.*	1,406,215
371	Packaging Corp. of America	62,332
748	Pactiv Evergreen Inc.	8,557
793	Ranpak Holdings Corp., Class A Shares*	3,251
611	Sealed Air Corp.	20,395
55,722	Silgan Holdings Inc.	2,324,722
414	Sonoco Products Co.	22,836
741	TriMas Corp.	18,992
1,069	WestRock Co.	44,011
	Total Packaging & Containers	4,227,295
Shipbuilding - 0.0%
165	Huntington Ingalls Industries Inc.	39,108

Transportation - 0.9%
1,003	Air Transport Services Group Inc.*	15,958
16,176	ArcBest Corp.	1,928,017
748	Ardmore Shipping Corp.	10,173
483	CH Robinson Worldwide Inc.	39,630
887	Costamare Inc.	8,968
154	Covenant Logistics Group Inc., Class A Shares	6,556
734	CryoPort Inc.*	10,291
744	Daseke Inc.*	3,259
2,437	DHT Holdings Inc.	24,273
573	Dorian LPG Ltd.	24,272
171	Eagle Bulk Shipping Inc.	7,772
637	Expeditors International of Washington Inc.	76,657
534	FLEX LNG Ltd.	15,497
463	Forward Air Corp.	29,414
763	Genco Shipping & Trading Ltd.	11,842
2,200	Golden Ocean Group Ltd.	20,790
845	Heartland Express Inc.	11,340
554	Hub Group Inc., Class A Shares*	41,855
719	International Seaways Inc.	32,815
345	JB Hunt Transport Services Inc.	63,918
253	Kirby Corp.*	19,418

Schedules of Investments

November 30, 2023 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
INDUSTRIAL - 18.9% - (continued)
Transportation - 0.9% - (continued)
73,259	Knight-Swift Transportation Holdings Inc., Class A Shares	$3,939,869
151	Landstar System Inc.	26,070
1,035	Marten Transport Ltd.	19,510
627	Matson Inc.	60,048
3,685	Nordic American Tankers Ltd.	14,298
412	Old Dominion Freight Line Inc.	160,293
1,147	Overseas Shipholding Group Inc., Class A Shares*	5,563
665	Pangaea Logistics Solutions Ltd.	4,655
667	Radiant Logistics Inc.*	4,009
2,051	RXO Inc.*	42,989
191	Ryder System Inc.	20,464
1,230	Safe Bulkers Inc.	4,772
1,308	Saia Inc.*	510,630
242	Schneider National Inc., Class B Shares	5,573
871	Scorpio Tankers Inc.	47,809
2,048	SFL Corp., Ltd	23,265
1,230	Teekay Corp.*	8,487
428	Teekay Tankers Ltd., Class A Shares	21,267
125	Universal Logistics Holdings Inc.	3,093
1,117	Werner Enterprises Inc.	44,691
1,096	World Kinect Corp.	23,060
480	XPO Inc.*	41,414
	Total Transportation	7,434,544
Trucking & Leasing - 0.1%
624	GATX Corp.	68,016
13,934	Greenbrier Cos., Inc.	525,451
73	Willis Lease Finance Corp.*	3,338
	Total Trucking & Leasing	596,805
	TOTAL INDUSTRIAL	148,726,509
TECHNOLOGY - 6.7%
Computers - 2.1%
2,312	3D Systems Corp.*	12,346
500	Amdocs Ltd.	41,885
847	ASGN Inc.*	75,586
10,301	CACI International Inc., Class A Shares*	3,306,106
1,060	Cantaloupe Inc.*	7,494
2,123	Cognizant Technology Solutions Corp., Class A Shares	149,417
3,116	Conduent Inc.*	9,473
673	Corsair Gaming Inc.*	8,688
208	Crane NXT Co.	10,704
878	Cricut Inc., Class A Shares	6,058
880	Crowdstrike Holdings Inc., Class A Shares*	208,551
2,320	CyberArk Software Ltd.*	462,306
48,000	Dell Technologies Inc., Class C Shares	3,641,760
5,175	Desktop Metal Inc., Class A Shares*	3,621
894	DXC Technology Co.*	20,678
2,492	Endava PLC, ADR*	162,578
233	EPAM Systems Inc.*	60,158
75,632	ExlService Holdings Inc.*	2,145,680
758	Genpact Ltd.	25,742
174	Globant SA*	38,419
101,741	Grid Dynamics Holdings Inc.*	1,290,076

Schedules of Investments

November 30, 2023 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
TECHNOLOGY - 6.7% - (continued)
Computers - 2.1% - (continued)
5,413	Hewlett Packard Enterprise Co.	$91,534
3,616	HP Inc.	106,093
504	Insight Enterprises Inc.*	76,316
869	Integral Ad Science Holding Corp.*	12,679
570	KBR Inc.	29,452
972	Kyndryl Holdings Inc.*	17,525
573	Leidos Holdings Inc.	61,494
75,532	Lumentum Holdings Inc.*	3,232,770
1,068	MAXIMUS Inc.	89,167
782	Mitek Systems Inc.*	8,829
273	NCR Atleos Corp.*	6,063
546	NCR Voyix Corp.*	8,561
883	NetApp Inc.	80,697
1,206	NetScout Systems Inc.*	24,216
993	NextNav Inc.*	3,932
736	OneSpan Inc.*	7,382
475	PAR Technology Corp.*	17,494
2,358	Parsons Corp.*	146,880
671	PlayAGS Inc.*	5,133
1,183	Pure Storage Inc., Class A Shares*	39,406
653	Qualys Inc.*	120,701
1,057	Rapid7 Inc.*	57,237
1,184	Rimini Street Inc.*	3,718
227	Science Applications International Corp.	26,652
3,458	Super Micro Computer Inc.*	945,659
2,004	Tenable Holdings Inc.*	82,946
1,712	Thoughtworks Holding Inc.*	6,677
354	TTEC Holdings Inc.	6,627
1,211	Unisys Corp.*	5,801
1,912	Varonis Systems Inc., Class B Shares*	80,094
1,078	Vuzix Corp.*	2,264
1,340	Western Digital Corp.*	64,735
366	Zscaler Inc.*	72,296
	Total Computers	17,228,356
Office/Business Equipment - 0.0%
3,178	Pitney Bowes Inc.	12,839
2,031	Xerox Holdings Corp.	28,414
215	Zebra Technologies Corp., Class A Shares*	50,951
	Total Office/Business Equipment	92,204
Semiconductors - 2.7%
861	ACM Research Inc., Class A Shares*	14,327
21,731	Aehr Test Systems*	498,944
324	Allegro MicroSystems Inc.*	8,819
418	Alpha & Omega Semiconductor Ltd.*	8,941
670	Ambarella Inc.*	39,336
1,808	Amkor Technology Inc.	50,931
373	Atomera Inc.*	2,570
572	Axcelis Technologies Inc.*	71,088
426	CEVA Inc.*	9,270
235	Cirrus Logic Inc.*	17,839
827	Cohu Inc.*	26,241
794	Diodes Inc.*	52,737
626	Entegris Inc.	65,354

Schedules of Investments

November 30, 2023 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
TECHNOLOGY - 6.7% - (continued)
Semiconductors - 2.7% - (continued)
1,360	FormFactor Inc.*	$51,109
333	GLOBALFOUNDRIES Inc.*	17,879
409	Impinj Inc.*	34,188
188	inTEST Corp.*	2,457
129	IPG Photonics Corp.*	12,353
978	Kulicke & Soffa Industries Inc.	50,387
572	Lattice Semiconductor Corp.*	33,491
955	MACOM Technology Solutions Holdings Inc.*	80,201
87,969	Marvell Technology Inc.	4,902,512
1,321	MaxLinear Inc., Class A Shares*	24,742
38,347	Microchip Technology Inc.	3,199,674
281	MKS Instruments Inc.	23,197
190	Monolithic Power Systems Inc.	104,257
1,967	Navitas Semiconductor Corp., Class A Shares*	13,651
1,801	ON Semiconductor Corp.*	128,465
4,017	Onto Innovation Inc.*	566,437
1,086	Photronics Inc.*	22,947
49,398	Power Integrations Inc.	3,774,501
412	Qorvo Inc.*	39,758
6,085	Rambus Inc.*	411,772
211	Richardson Electronics Ltd.	2,747
1,133	Semtech Corp.*	18,547
18,402	Silicon Laboratories Inc.*	1,939,019
304	SiTime Corp.*	33,622
100,358	SkyWater Technology Inc.*(a)	707,524
667	Skyworks Solutions Inc.	64,652
16,214	SMART Global Holdings Inc.*	270,125
694	Synaptics Inc.*	70,261
653	Teradyne Inc.	60,226
790	Ultra Clean Holdings Inc.*	21,441
69,287	Veeco Instruments Inc.*	1,976,758
228	Vishay Precision Group Inc.*	6,952
527	Wolfspeed Inc.*	19,425
	Total Semiconductors	19,551,674
Software - 1.9%
2,106	8x8 Inc.*	6,508
1,913	ACI Worldwide Inc.*	51,154
110,035	ACV Auctions Inc., Class A Shares*	1,719,847
1,906	Adeia Inc.	17,516
38,065	Agilysys Inc.*	3,277,016
645	Akamai Technologies Inc.*	74,517
1,542	Alignment Healthcare Inc.*	11,565
58,601	Alkami Technology Inc.*	1,334,345
945	Altair Engineering Inc., Class A Shares*	68,475
266	Alteryx Inc., Class A Shares*	10,653
598	American Software Inc., Class A Shares	5,938
1,217	Amplitude Inc., Class A Shares*	12,961
363	ANSYS Inc.*	106,490
2,109	Appfolio Inc., Class A Shares*	399,128
726	Appian Corp., Class A Shares*	26,310
885	AppLovin Corp., Class A Shares*	33,170
1,410	Asana Inc., Class A Shares*	29,624
118	Aspen Technology Inc.*	22,215

Schedules of Investments

November 30, 2023 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
TECHNOLOGY - 6.7% - (continued)
Software - 1.9% - (continued)
349	Asure Software Inc.*	$2,782
2,738	AvePoint Inc.*	22,424
2,652	AvidXchange Holdings Inc.*	28,297
425	Bandwidth Inc., Class A Shares*	4,667
808	Bentley Systems Inc., Class B Shares	42,064
1,213	BigCommerce Holdings Inc.*	10,577
431	BILL Holdings Inc.*	28,218
767	Blackbaud Inc.*	57,709
992	BlackLine Inc.*	57,387
2,479	Box Inc., Class A Shares*	64,875
6,823	Braze Inc., Class A Shares*	374,856
491	Broadridge Financial Solutions Inc.	95,166
1,073	C3.ai Inc., Class A Shares*	31,246
619	Cardlytics Inc.*	4,927
868	CCC Intelligent Solutions Holdings Inc.*	10,138
724	Cerence Inc.*	12,518
620	Ceridian HCM Holding Inc.*	42,718
1,478	Clear Secure Inc., Class A Shares	31,526
77	Climb Global Solutions Inc.	3,672
1,205	Cloudflare Inc., Class A Shares*	92,966
776	CommVault Systems Inc.*	57,098
260	Computer Programs & Systems Inc.*	2,733
188	Concentrix Corp.	17,670
784	Confluent Inc., Class A Shares*	16,636
358	Consensus Cloud Solutions Inc.*	6,594
166	CoreCard Corp.*	2,163
398	CS Disco Inc.*	2,368
560	CSG Systems International Inc.	27,546
25	Daily Journal Corp.*	8,140
1,142	Datadog Inc., Class A Shares*	133,123
838	Definitive Healthcare Corp., Class A Shares*	6,914
629	Digi International Inc.*	14,807
261	Digimarc Corp.*	8,715
1,737	Digital Turbine Inc.*	8,077
1,124	DigitalOcean Holdings Inc.*	33,293
852	DocuSign Inc., Class A Shares*	36,721
589	Domo Inc., Class B Shares*	5,590
439	Donnelley Financial Solutions Inc.*	25,910
535	DoubleVerify Holdings Inc.*	17,762
517	Doximity Inc., Class A Shares*	12,020
1,090	Dropbox Inc., Class A Shares*	30,716
1,892	Duolingo Inc., Class A Shares*	401,653
1,010	Dynatrace Inc.*	54,086
3,054	E2open Parent Holdings Inc.*	11,117
482	Ebix Inc.	1,899
483	eGain Corp.*	3,680
329	Elastic NV*	26,438
1,145	Electronic Arts Inc.	158,021
702	Enfusion Inc., Class A Shares*	7,181
870	EngageSmart Inc.*	19,845
885	Envestnet Inc.*	33,657
728	Everbridge Inc.*	14,822
425	EverCommerce Inc.*	3,961

Schedules of Investments

November 30, 2023 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
TECHNOLOGY - 6.7% - (continued)
Software - 1.9% - (continued)
1,938	Evolent Health Inc., Class A Shares*	$53,876
1,018	Expensify Inc., Class A Shares*	2,372
101	Fair Isaac Corp.*	109,848
42,528	Fastly Inc., Class A Shares*	706,390
2,475	Fidelity National Information Services Inc.	145,134
302	Five9 Inc.*	23,018
2,851	Freshworks Inc., Class A Shares*	57,077
5,262	Gitlab Inc., Class A Shares*	254,365
344	Guidewire Software Inc.*	34,379
422	HashiCorp Inc., Class A Shares*	9,039
1,013	Health Catalyst Inc.*	7,273
331	HireRight Holdings Corp.*	4,353
191	HubSpot Inc.*	94,341
202	IBEX Holdings Ltd.*	3,581
572	Immersion Corp.	3,707
185	Informatica Inc., Class A Shares*	4,642
462	Innodata Inc.*	3,123
394	Inspired Entertainment Inc.*	3,097
356	Instructure Holdings Inc.*	9,309
396	Intapp Inc.*	14,850
2,835	IonQ Inc.*	34,672
306	Jack Henry & Associates Inc.	48,559
1,243	Jamf Holding Corp.*	20,472
1,888	Kaltura Inc.*	3,228
1,307	LivePerson Inc.*	3,712
259	Manhattan Associates Inc.*	57,770
4,558	Matterport Inc.*	11,486
482	MeridianLink Inc.*	9,168
194	MicroStrategy Inc., Class A Shares*	96,670
668	Model N Inc.*	15,331
1,381	Monday.com Ltd.*	248,359
275	MongoDB Inc., Class A Shares*	114,329
321	MSCI Inc., Class A Shares	167,193
1,252	N-able Inc.*	14,911
303	nCino Inc.*	8,372
968	Nutanix Inc., Class A Shares*	41,711
1,871	Olo Inc., Class A Shares*	10,029
597	ON24 Inc.	4,543
752	Outbrain Inc.*	2,865
901	Outset Medical Inc.*	4,721
1,568	PagerDuty Inc.*	34,182
7,832	Palantir Technologies Inc., Class A Shares*	157,032
1,347	Paychex Inc.	164,294
217	Paycom Software Inc.	39,420
238	Paycor HCM Inc.*	5,048
547	PDF Solutions Inc.*	16,405
184	Pegasystems Inc.	9,564
922	Phreesia Inc.*	14,208
3,089	Planet Labs PBC*	7,506
1,550	Playstudios Inc.*	3,705
997	PowerSchool Holdings Inc., Class A Shares*	23,250
1,951	Privia Health Group Inc.*	40,308
333	Procore Technologies Inc.*	19,677

Schedules of Investments

November 30, 2023 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
TECHNOLOGY - 6.7% - (continued)
Software - 1.9% - (continued)
768	Progress Software Corp.	$41,364
21,091	PROS Holdings Inc.*	770,876
480	PTC Inc.*	75,533
780	PubMatic Inc., Class A Shares*	13,034
204	Red Violet Inc.*	4,268
368	RingCentral Inc., Class A Shares*	10,473
1,927	ROBLOX Corp., Class A Shares*	75,750
551	Sapiens International Corp. NV	14,177
966	Schrodinger Inc.*	30,033
569	SEMrush Holdings Inc., Class A Shares*	6,213
982	SentinelOne Inc., Class A Shares*	18,746
5,578	Sharecare Inc.*	5,230
286	Simulations Plus Inc.	11,211
532	Smartsheet Inc., Class A Shares*	22,546
931	SolarWinds Corp.*	10,790
2,502	SoundHound AI Inc., Class A Shares*	5,354
639	Splunk Inc.*	96,834
843	Sprout Social Inc., Class A Shares*	47,967
2,051	SPS Commerce Inc.*	353,346
913	SS&C Technologies Holdings Inc.	51,365
690	Take-Two Interactive Software Inc.*	109,158
427	Teradata Corp.*	20,176
712	Twilio Inc., Class A Shares*	46,052
174	Tyler Technologies Inc.*	71,138
1,587	UiPath Inc., Class A Shares*	31,359
1,210	Unity Software Inc.*	35,707
606	Veeva Systems Inc., Class A Shares*	105,632
1,914	Veradigm Inc.*	21,973
1,108	Verint Systems Inc.*	27,224
2,460	Verra Mobility Corp., Class A Shares*	49,397
2,772	Vimeo Inc., Class A, Private Placement*	9,757
595	Weave Communications Inc.*	5,617
859	Workiva Inc., Class A Shares*	82,610
163,641	Yext Inc.*	1,084,940
2,451	Zeta Global Holdings Corp., Class A Shares*	20,025
1,051	Zoom Video Communications Inc., Class A Shares*	71,289
1,324	ZoomInfo Technologies Inc., Class A Shares*	19,026
2,314	Zuora Inc., Class A Shares*	21,104
	Total Software	15,930,889
	TOTAL TECHNOLOGY	52,803,123
UTILITIES - 5.3%
Electric - 5.1%
2,811	AES Corp.	48,377
1,018	ALLETE Inc.	56,479
1,055	Alliant Energy Corp.	53,351
1,197	Altus Power Inc., Class A Shares*	5,985
60,897	Ameren Corp.	4,724,998
573	Ameresco Inc., Class A Shares*	17,167
310	Avangrid Inc.	9,570
1,331	Avista Corp.	45,187
35,125	Black Hills Corp.	1,812,099
572	Brookfield Renewable Corp., Class A Shares	15,181

Schedules of Investments

November 30, 2023 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
UTILITIES - 5.3% - (continued)
Electric - 5.1% - (continued)
172,345	CenterPoint Energy Inc.	$4,872,193
190	Clearway Energy Inc., Class A Shares	4,497
361	Clearway Energy Inc., Class C Shares	9,014
85,120	CMS Energy Corp.	4,831,411
1,451	Consolidated Edison Inc.	130,750
1,369	Constellation Energy Corp.	165,704
863	DTE Energy Co.	89,847
1,582	Edison International	105,978
887	Entergy Corp.	89,951
936	Evergy Inc.	47,773
1,460	Eversource Energy	86,739
112,600	Exelon Corp.	4,336,226
2,282	FirstEnergy Corp.	84,297
357	Genie Energy Ltd., Class B Shares	8,657
489	Hawaiian Electric Industries Inc.	5,961
27,544	IDACORP Inc.	2,657,996
644	MGE Energy Inc.	47,495
1,060	Northwestern Energy Group Inc.	53,329
972	NRG Energy Inc.	46,501
845	OGE Energy Corp.	29,617
940	Ormat Technologies Inc.	63,281
727	Otter Tail Corp.	55,477
8,349	PG&E Corp.	143,352
477	Pinnacle West Capital Corp.	35,746
1,507	PNM Resources Inc.	62,646
112,126	Portland General Electric Co.	4,603,894
185,193	PPL Corp.	4,837,241
2,080	Public Service Enterprise Group Inc.	129,854
288	Unitil Corp.	13,962
1,548	Vistra Corp.	54,815
1,320	WEC Energy Group Inc.	110,378
83,404	Xcel Energy Inc.	5,074,299
	Total Electric	39,677,275
Gas - 0.2%
604	Atmos Energy Corp.	68,741
2,107	Brookfield Infrastructure Corp., Class A Shares	65,443
375	Chesapeake Utilities Corp.	35,850
378	National Fuel Gas Co.	19,199
1,709	New Jersey Resources Corp.	72,120
1,739	NiSource Inc.	44,588
638	Northwest Natural Holding Co.	23,364
971	ONE Gas Inc.	55,959
141	RGC Resources Inc.	2,475
1,086	Southwest Gas Holdings Inc.	64,193
25,592	Spire Inc.	1,561,368
888	UGI Corp.	19,527
	Total Gas	2,032,827
Water - 0.0%
653	American States Water Co.	52,175
815	American Water Works Co., Inc.	107,450
169	Artesian Resources Corp., Class A Shares	7,106
1,019	California Water Service Group	51,531
276	Consolidated Water Co., Ltd.	9,961

Schedules of Investments

November 30, 2023 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
UTILITIES - 5.3% - (continued)
Water - 0.0% - (continued)
1,023	Essential Utilities Inc.	$36,429
200	Global Water Resources Inc.	2,440
312	Middlesex Water Co.	19,937
565	SJW Group	37,087
259	York Water Co.	9,863
	Total Water	333,979
	TOTAL UTILITIES	42,044,081
	TOTAL COMMON STOCKS
	(Cost - $650,333,613)	754,051,295
EXCHANGE TRADED FUND (ETF) - 1.0%
42,930	iShares Russell 2000
	(Cost - $7,092,387)	7,712,804
REIT - 0.0%
FINANCIAL - 0.0%
Equity Real Estate Investment Trusts (REITs) - 0.0%
2,619	Outfront Media Inc.
	(Cost - $24,476)	32,030
LIMITED PARTNERSHIP - 0.0%
FINANCIAL - 0.0%
Investment Companies - 0.0%
1,125	Compass Diversified Holdings
	(Cost - $20,415)	22,691
CLOSED-END FUND - 0.0%
557	NexPoint Strategic Opportunities Fund, Class Common Shares
	(Cost - $4,500)	4,489
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
	(Cost - $657,475,391)	761,823,309

Schedules of Investments

November 30, 2023 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Face Amount	Security	Value

SHORT-TERM INVESTMENTS - 3.4%
TIME DEPOSITS - 3.4%
$17,166,878	Citibank - New York, 4.680% due 12/1/23	$17,166,878
4,042,940	Royal Bank of Canada - Toronto, 4.680% due 12/1/23	4,042,940
5,727,535	Sumitomo Mitsui Banking Corp. - Tokyo, 4.680% due 12/1/23	5,727,535
	TOTAL TIME DEPOSITS
	(Cost - $26,937,353)	26,937,353

Shares/Units

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 0.9%
MONEY MARKET FUND - 0.9%
6,946,300	Federated Government Obligations Fund, Premier Class, 5.213%(b)
	(Cost - $6,946,300)	6,946,300
	TOTAL INVESTMENTS - 101.0%
	(Cost - $691,359,044)	795,706,962
	Liabilities in Excess of Other Assets - (1.0)%	(8,223,867)
	TOTAL NET ASSETS - 100.0%	$787,483,095

Schedules of Investments

November 30, 2023 (unaudited)

Destinations Small-Mid Cap Equity Fund (concluded)

* Non-income producing security.

(a) All or a portion of this security is on loan.

(b) Represents investment of collateral received from securities lending transactions.

Abbreviations used in this schedule:
ADR	—	American Depositary Receipts
PLC	—	Public Limited Company
REIT	—	Real Estate Investment Trusts

Summary of Investments by Security Sector^
Consumer Non-cyclical	22.3%
Financial	21.7
Industrial	18.7
Consumer Cyclical	8.7
Technology	6.6
Utilities	5.3
Basic Materials	5.0
Energy	4.0
Communications	2.4
Government	0.0	*
Exchange Traded Funds (ETFs)	1.0
Closed-End Fund	0.0	*
Short-Term Investments	3.4
Money Market Fund	0.9
	100.0%

^ As a percentage of total investments.

* Position represents less than 0.05%.

At November 30, 2023, Destinations Small-Mid Cap Equity Fund had open exchange traded futures contracts as described below.

The unrealized appreciation on the open contracts was as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amounts	Market Value	Unrealized Appreciation
Contracts to Buy:
E-mini Russell 2000 Index December Futures	2	12/23	$177,960	$181,220	$3,260
S&P MidCap 400 Index December Futures	1	12/23	252,240	256,760	4,520
					7,780

At November 30, 2023, Destinations Small-Mid Cap Equity Fund had deposited cash of $ 23,800 with a broker or brokers as margin collateral on open exchange traded futures contracts.

Schedules of Investments November 30, 2023 (unaudited) Destinations Equity Income Fund

Face Amount/Units	Security	Value
CORPORATE BOND & NOTE - 0.2%
Utilities - 0.2%
$1,300,000	Alliant Energy Corp., Senior Unsecured Notes, 3.875% due 3/15/26(a)	$1,281,800
	TOTAL CORPORATE BOND & NOTE
	(Cost - $1,300,000)	1,281,800

Shares/Units

COMMON STOCKS - 92.6%
BASIC MATERIALS - 4.6%
Chemicals - 2.9%
62,840	DuPont de Nemours Inc.	4,495,574
82,625	LyondellBasell Industries NV, Class A Shares	7,857,638
55,346	Nutrien Ltd. (Toronto Exchange)	2,960,434
38,650	Nutrien Ltd. (NewYork Exchange)	2,066,615
	Total Chemicals	17,380,261
Mining - 1.7%
71,675	Agnico Eagle Mines Ltd.	3,848,947
148,074	BHP Group Ltd.	4,516,323
27,825	Rio Tinto PLC, ADR	1,922,429
	Total Mining	10,287,699
	TOTAL BASIC MATERIALS	27,667,960
COMMUNICATIONS - 6.2%
Advertising - 0.6%
38,939	Publicis Groupe SA	3,304,320
Telecommunications - 5.6%
588,630	AT&T Inc.	9,753,599
141,925	BCE Inc.	5,588,513
121,051	Cisco Systems Inc.	5,856,447
1,628,800	Singapore Telecommunications Ltd.	2,816,429
302,210	Telenor ASA	3,251,404
181,225	TELUS Corp.(b)	3,245,740
92,175	Verizon Communications Inc.	3,533,068
	Total Telecommunications	34,045,200
	TOTAL COMMUNICATIONS	37,349,520
CONSUMER CYCLICAL - 5.3%
Apparel - 0.4%
4,947	Kering SA	2,131,626
Auto Manufacturers - 0.4%
75,126	General Motors Co.	2,373,982
Distribution/Wholesale - 1.0%
101,470	Mitsui & Co., Ltd.	3,678,015
5,890	Watsco Inc.	2,251,335
	Total Distribution/Wholesale	5,929,350
Lodging - 0.8%
101,794	Las Vegas Sands Corp.	4,694,739
Retail - 2.7%
53,475	Best Buy Co., Inc.	3,793,516
19,510	Darden Restaurants Inc.	3,052,730
8,575	Home Depot Inc.	2,688,177
8,190	McDonald's Corp.	2,308,270

Schedules of Investments November 30, 2023 (unaudited) Destinations Equity Income Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
CONSUMER CYCLICAL - (continued)
Retail - (continued)
30,102	Walmart Inc.	$4,686,580
	Total Retail	16,529,273
	TOTAL CONSUMER CYCLICAL	31,658,970
CONSUMER NON-CYCLICAL - 21.4%
Agriculture - 2.3%
132,445	British American Tobacco PLC	4,214,680
100,696	Philip Morris International Inc.	9,400,979
	Total Agriculture	13,615,659
Beverages - 3.1%
128,892	Coca-Cola Co.	7,532,448
58,729	Heineken NV	5,370,010
76,625	Keurig Dr Pepper Inc.	2,419,051
17,550	PepsiCo Inc.	2,953,490
	Total Beverages	18,274,999
Biotechnology - 2.7%
26,340	Amgen Inc.	7,102,318
115,588	Gilead Sciences Inc.	8,854,041
	Total Biotechnology	15,956,359
Cosmetics/Personal Care - 2.2%
86,710	Kao Corp.	3,329,732
204,950	Kenvue Inc.	4,189,178
14,417	Procter & Gamble Co.	2,213,298
75,990	Unilever PLC	3,620,699
	Total Cosmetics/Personal Care	13,352,907
Food - 0.7%
150,085	Conagra Brands Inc.	4,245,905
Healthcare-Products - 1.0%
75,599	Medtronic PLC	5,992,733
Healthcare-Services - 1.4%
6,358	Elevance Health Inc.	3,048,597
11,483	Humana Inc.	5,567,647
	Total Healthcare-Services	8,616,244
Household Products/Wares - 1.1%
51,390	Kimberly-Clark Corp.	6,358,485
Pharmaceuticals - 6.9%
38,511	AbbVie Inc.	5,483,581
32,391	AstraZeneca PLC	4,144,687
59,250	AstraZeneca PLC, ADR	3,826,957
20,527	Johnson & Johnson	3,174,706
45,075	Merck & Co., Inc.	4,619,286
182,690	Pfizer Inc.	5,566,564
67,416	Roche Holding AG, ADR(c)	2,271,245
107,774	Sanofi SA	10,040,100
36,723	UCB SA	2,718,091
	Total Pharmaceuticals	41,845,217
	TOTAL CONSUMER NON-CYCLICAL	128,258,508
ENERGY - 10.0%
Oil & Gas - 5.7%
44,325	Chesapeake Energy Corp.	3,559,741
55,750	Chevron Corp.	8,005,700

Schedules of Investments November 30, 2023 (unaudited) Destinations Equity Income Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
ENERGY - (continued)
Oil & Gas - (continued)
35,300	ConocoPhillips	$4,079,621
12,325	EOG Resources Inc.	1,516,838
10,925	Pioneer Natural Resources Co.	2,530,667
168,414	Shell PLC	5,458,675
137,155	TotalEnergies SE	9,340,098
	Total Oil & Gas	34,491,340
Oil & Gas Services - 0.4%
66,452	Baker Hughes Co., Class A Shares	2,242,755
Pipelines - 3.9%
184,925	Enbridge Inc.	6,457,179
148,880	Enterprise Products Partners LP	3,987,006
130,776	TC Energy Corp.	4,904,702
218,750	Williams Cos., Inc.	8,047,813
	Total Pipelines	23,396,700
	TOTAL ENERGY	60,130,795
FINANCIAL - 18.1%
Banks - 11.0%
89,950	Canadian Imperial Bank of Commerce	3,718,914
79,516	Fifth Third Bancorp	2,301,988
7,525	Goldman Sachs Group Inc.	2,570,088
424,290	Huntington Bancshares Inc.	4,777,505
47,794	JPMorgan Chase & Co.	7,459,688
50,725	Morgan Stanley	4,024,521
555,528	Nordea Bank Abp	6,238,465
383,056	Oversea-Chinese Banking Corp., Ltd.	3,603,096
62,075	PNC Financial Services Group Inc.	8,315,567
169,540	Sumitomo Mitsui Trust Holdings Inc.	6,401,263
79,425	Truist Financial Corp.	2,552,720
152,123	US Bancorp	5,798,929
189,366	Wells Fargo & Co.	8,443,830
	Total Banks	66,206,574
Diversified Financial Services - 1.2%
5,100	CME Group Inc., Class A Shares	1,113,636
31,676	Deutsche Boerse AG	6,011,819
	Total Diversified Financial Services	7,125,455
Equity Real Estate Investment Trusts (REITs) - 2.1%
177,200	Brixmor Property Group Inc.	3,813,344
31,570	Lamar Advertising Co., Class A Shares	3,197,725
45,562	NNN REIT Inc.	1,850,728
15,297	Prologis Inc.	1,758,084
26,175	Terreno Realty Corp.	1,494,854
27,083	VICI Properties Inc., Class A Shares	809,511
	Total Equity Real Estate Investment Trusts (REITs)	12,924,246
Insurance - 3.8%
21,614	Allianz SE, Class Registered Shares	5,425,055
32,200	American International Group Inc.	2,119,082
12,839	Everest Group Ltd.	5,271,051
78,504	NN Group NV	2,985,366
18,650	Progressive Corp.	3,059,160

Schedules of Investments November 30, 2023 (unaudited) Destinations Equity Income Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
FINANCIAL - (continued)
Insurance - (continued)
6,762	Zurich Insurance Group AG	$3,384,397
	Total Insurance	22,244,111
	TOTAL FINANCIAL	108,500,386
INDUSTRIAL - 10.1%
Aerospace/Defense - 1.9%
22,188	Airbus SE	3,299,279
16,624	General Dynamics Corp.	4,105,629
9,280	Lockheed Martin Corp.	4,155,306
	Total Aerospace/Defense	11,560,214
Building Materials - 1.1%
41,100	CRH PLC	2,579,025
27,450	Heidelberg Materials AG	2,234,622
96,675	MDU Resources Group Inc.	1,850,359
	Total Building Materials	6,664,006
Electrical Components & Equipment - 1.7%
28,211	Eaton Corp. PLC	6,423,363
42,607	Emerson Electric Co.	3,787,762
	Total Electrical Components & Equipment	10,211,125
Engineering & Construction - 0.7%
118,468	Ferrovial SE	4,102,327
Hand/Machine Tools - 0.5%
32,475	Stanley Black & Decker Inc.	2,951,978
Machinery-Construction & Mining - 0.6%
285,500	Mitsubishi Electric Corp.	3,918,802
Machinery-Diversified - 0.4%
21,385	AGCO Corp.	2,427,839
Miscellaneous Manufacturers - 0.6%
19,807	Siemens AG, Class Registered Shares	3,320,303
Packaging & Containers - 0.7%
444,650	Amcor PLC	4,215,282
Transportation - 1.9%
99,267	Deutsche Post AG	4,649,684
4,225	Union Pacific Corp.	951,766
36,000	United Parcel Service Inc., Class B Shares	5,457,960
	Total Transportation	11,059,410
	TOTAL INDUSTRIAL	60,431,286
TECHNOLOGY - 5.6%
Semiconductors - 3.6%
7,825	Analog Devices Inc.	1,434,949
6,274	Broadcom Inc.	5,808,030
77,409	Intel Corp.	3,460,182
124,600	MediaTek Inc.	3,754,583
15,325	QUALCOMM Inc.	1,977,691
72,548	Samsung Electronics Co., Ltd.	3,235,446
10,725	Texas Instruments Inc.	1,637,815
	Total Semiconductors	21,308,696
Software - 2.0%
5,125	Microsoft Corp.	1,941,914
47,486	Oracle Corp.	5,518,348

Schedules of Investments November 30, 2023 (unaudited) Destinations Equity Income Fund (continued)

Shares/Units		Security	Value
COMMON STOCKS - (continued)
TECHNOLOGY - (continued)
Software - (continued)
40,625		Paychex Inc.	$4,955,031
		Total Software	12,415,293
		TOTAL TECHNOLOGY	33,723,989
UTILITIES - 11.3%
Electric - 11.3%
31,250		Ameren Corp.	2,424,687
72,320		American Electric Power Co., Inc.	5,753,056
117,150		CenterPoint Energy Inc.	3,311,830
185,624		Dominion Energy Inc.	8,416,192
90,570		Duke Energy Corp.	8,357,800
468,572		Enel SpA	3,318,568
185,194		Engie SA	3,210,914
44,475		Entergy Corp.	4,510,210
68,900		Evergy Inc.	3,516,656
519,494		National Grid PLC	6,743,597
44,850		NextEra Energy Inc.	2,624,173
134,325		PPL Corp.	3,508,569
35,400		Public Service Enterprise Group Inc.	2,210,022
28,050		Sempra	2,044,004
105,035		Southern Co.	7,455,384
		Total Electric	67,405,662
		TOTAL UTILITIES	67,405,662
		TOTAL COMMON STOCKS
		(Cost - $519,891,929)	555,127,076
EXCHANGE TRADED FUNDS (ETFs) - 4.1%
150,936		iShares Core Dividend Growth(b)	7,797,354
304,746		JPMorgan Equity Premium Income(b)	16,672,653
		TOTAL EXCHANGE TRADED FUNDS (ETFs)
		(Cost - $23,651,702)	24,470,007
		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
		(Cost - $544,843,631)	580,878,883

Face Amount†

SHORT-TERM INVESTMENTS - 1.3%
EQUITY LINKED NOTE- 0.3%
81,050		Merrill Lynch International & Co. CV, 0.120% due 2/20/24(c)
		(Cost - $1,920,018)	1,697,369
TIME DEPOSITS - 1.0%
85	NOK	Brown Brothers Harriman - Grand Cayman, 3.090% due 12/1/23	8
716	EUR	Citibank - London, 2.810% due 12/1/23	779
1,426,739		Citibank - New York, 4.680% due 12/1/23	1,426,739
32	SGD	Hong Kong & Shanghai Bank - Singapore, 2.500% due 12/1/23	24
4,802,012		JPMorgan Chase & Co. - New York, 4.680% due 12/1/23	4,802,012
		TOTAL TIME DEPOSITS
		(Cost - $6,229,562)	6,229,562
		TOTAL SHORT-TERM INVESTMENTS
		(Cost - $8,149,580)	7,926,931

Schedules of Investments November 30, 2023 (unaudited) Destinations Equity Income Fund (concluded)

Shares/Units	Security	Value
INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 0.2%
MONEY MARKET FUND - 0.2%
998,510	Federated Government Obligations Fund, Premier Class, 5.213%(d)
	(Cost - $998,510)	$998,510
	TOTAL INVESTMENTS - 98.4%
	(Cost - $553,991,721)	589,804,324
	Other Assets in Excess of Liabilities - 1.6%	9,658,929
	TOTAL NET ASSETS - 100.0%	$599,463,253

†	Face amount denominated in U.S. dollars, unless otherwise noted.
(a)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at November 30, 2023, amounts to $1,281,800 and represents 0.21% of net assets.
(b)	All or a portion of this security is on loan.
(c)	Illiquid security. The aggregate value of illiquid holdings at November 30, 2023, amounts to $3,968,614 and represents 0.66% of net assets.
(d)	Represents investment of collateral received from securities lending transactions.

Abbreviations used in this schedule:
ADR	—	American Depositary Receipts
PLC	—	Public Limited Company
REIT	—	Real Estate Investment Trust

Summary of Investments by Security Sector^
Consumer Non-cyclical	21.7%
Financial	18.4
Utilities	11.7
Industrial	10.3
Energy	10.2
Communications	6.3
Technology	5.7
Consumer Cyclical	5.4
Basic Materials	4.7
Exchange Traded Funds (ETFs)	4.1
Short-Term Investments	1.3
Money Market Fund	0.2
100.0%

^ As a percentage of total investments.

Currency Abbreviations used in this schedule:
EUR	—	Euro
NOK	—	Norwegian Krone
SGD	—	Singapore Dollar

Schedules of Investments November 30, 2023 (unaudited) Destinations International Equity Fund

Shares/Units	Security	Value
COMMON STOCKS - 93.8%
Argentina - 0.1%
281,990	Despegar.com Corp.*	$2,250,280
Australia - 1.7%
8,812	AGL Energy Ltd.	54,955
7,629	Allkem Ltd.*	43,874
3,939	ALS Ltd.	31,910
2,036	Altium Ltd.	60,669
44,857	Alumina Ltd.*	21,795
26,131	AMP Ltd.	16,263
3,563	Ampol Ltd.	80,764
2,289	Ansell Ltd.	35,907
40,531	ANZ Group Holdings Ltd.	656,227
18,113	APA Group	102,195
9,237	Aristocrat Leisure Ltd.	248,149
2,841	ASX Ltd.	109,134
16,685	Atlas Arteria Ltd.	64,088
27,152	Aurizon Holdings Ltd.	63,404
6,021	Bank of Queensland Ltd.	21,970
19,258	Beach Energy Ltd.	18,914
7,396	Bendigo & Adelaide Bank Ltd.	43,787
68,180	BHP Group Ltd.	2,079,520
6,637	BlueScope Steel Ltd.	91,028
18,480	Brambles Ltd.	162,976
3,614	CAR Group Ltd.	66,428
6,245	Challenger Ltd.	24,658
76,203	Charter Hall Group	526,968
26,198	Cleanaway Waste Management Ltd.	42,517
928	Cochlear Ltd.	167,598
20,966	Coles Group Ltd.	212,165
22,486	Commonwealth Bank of Australia	1,564,162
7,413	Computershare Ltd.	115,611
476,212	Coronado Global Resources Inc.(a)	514,638
6,392	CSL Ltd.	1,108,850
122,615	CSR Ltd.	476,233
6,567	Deterra Royalties Ltd.	21,484
15,946	Dexus	74,490
796	Domino's Pizza Enterprises Ltd.	28,235
7,731	Downer EDI Ltd.	21,695
60,855	Eagers Automotive Ltd.	539,478
2,143	EBOS Group Ltd.	48,860
22,834	Endeavour Group Ltd.	74,458
22,098	Evolution Mining Ltd.	60,196
1,724	Flight Centre Travel Group Ltd.	20,909
21,960	Fortescue Ltd.	364,151
25,450	Goodman Group	383,955
33,566	GPT Group	91,733
198,731	GrainCorp Ltd., Class A Shares	1,002,782
8,196	Harvey Norman Holdings Ltd.	21,302
225,521	Helia Group Ltd.	616,906
3,920	IDP Education Ltd.	58,787
8,504	IGO Ltd.	48,341
5,992	Iluka Resources Ltd.	27,414
26,689	Incitec Pivot Ltd.	51,742

Schedules of Investments November 30, 2023 (unaudited) Destinations International Equity Fund (continued)

Shares/Units	Security	Value
Australia - 1.7% - (continued)
31,197	Insurance Australia Group Ltd.	$123,080
64,360	JB Hi-Fi Ltd.	2,036,399
810,490	Johns Lyng Group Ltd.	3,175,412
8,802	Lendlease Corp., Ltd.	38,711
21,259	Liontown Resources Ltd.*	19,402
30,295	Lottery Corp., Ltd	92,198
5,109	Macquarie Group Ltd.	569,451
3,449	Magellan Financial Group Ltd.	17,014
35,588	Medibank Pvt Ltd.	81,675
65,163	Megaport Ltd.*	420,448
495,043	Metcash Ltd.	1,184,814
2,290	Mineral Resources Ltd.	93,573
58,233	Mirvac Group	79,617
41,910	National Australia Bank Ltd.	791,956
6,238	New Hope Corp., Ltd	21,487
5,285	NEXTDC Ltd.*	45,595
14,970	Northern Star Resources Ltd.	126,865
5,540	Orica Ltd.	57,252
22,057	Origin Energy Ltd.	120,121
21,352	Orora Ltd.	35,762
820,213	Perenti Ltd.*	568,243
1,508	Perpetual Ltd.	22,527
38,374	Pilbara Minerals Ltd.	92,587
79,498	Pro Medicus Ltd.	4,652,415
6,155	Qantas Airways Ltd.*	21,662
19,453	QBE Insurance Group Ltd.	198,827
14,883	Qube Holdings Ltd.	28,864
1,898	Ramsay Health Care Ltd.	62,296
529	REA Group Ltd.	54,356
2,963	Reece Ltd.	37,920
15,539	Region RE Ltd.	21,348
5,035	Rio Tinto Ltd.	415,186
42,020	Santos Ltd.	192,013
79,736	Scentre Group	140,128
3,516	SEEK Ltd.	55,594
1,369	Seven Group Holdings Ltd.	29,105
2,325	Sims Ltd.	20,755
5,263	Sonic Healthcare Ltd.	101,548
62,588	South32 Ltd.	127,540
51,040	Star Entertainment Grp Ltd.*	17,775
5,625	Steadfast Group Ltd.	21,123
33,921	Stockland	92,980
16,172	Suncorp Group Ltd.	149,399
64,874	Super Retail Group Ltd.	597,696
33,572	Tabcorp Holdings Ltd.	15,942
54,717	Telstra Group Ltd.	138,229
5,739	TPG Telecom Ltd.	17,872
41,318	Transurban Group	354,248
11,157	Treasury Wine Estates Ltd.	78,960
51,547	Vicinity Ltd.	64,812
4,244	Washington H Soul Pattinson & Co., Ltd.	94,403
15,425	Wesfarmers Ltd.	537,978
46,962	Westpac Banking Corp.	667,032
444,100	Whitehaven Coal Ltd.	2,093,333

Schedules of Investments November 30, 2023 (unaudited) Destinations International Equity Fund (continued)

Shares/Units	Security	Value
Australia - 1.7% - (continued)
2,486	WiseTech Global Ltd.	$108,928
381,831	Woodside Energy Group Ltd.	7,790,361
17,704	Woolworths Group Ltd.	408,454
4,724	Worley Ltd.	52,846
	Total Australia	41,660,392
Austria - 0.1%
666	ANDRITZ AG	36,238
3,843	Erste Group Bank AG	155,393
1,831	OMV AG	78,000
100,957	Raiffeisen Bank International AG	1,682,817
902	Verbund AG	85,983
1,755	voestalpine AG	49,381
	Total Austria	2,087,812
Belgium - 0.1%
486	Ackermans & van Haaren NV	80,318
2,591	Ageas SA	111,445
11,066	Anheuser-Busch InBev SA	696,015
292	D'ieteren Group	49,903
607	Elia Group SA	65,751
1,954	Groupe Bruxelles Lambert NV	155,099
3,310	KBC Group NV	189,724
4	Lotus Bakeries NV	34,851
123,426	Proximus SADP	1,188,008
293	Sofina SA	65,221
1,091	Solvay SA	126,187
1,822	UCB SA	134,857
3,302	Umicore SA	88,285
2,198	Warehouses De Pauw CVA	61,787
	Total Belgium	3,047,451
Bermuda - 0.1%
164,589	Hiscox Ltd.	2,116,408
Brazil - 2.1%
56,726	Afya Ltd., Class A Shares*	1,160,614
89,500	Allos SA	465,143
151,700	Auren Energia SA	452,762
669,686	B3 SA - Brasil Bolsa Balcao	1,809,613
192,700	Bradespar SA	955,288
233,200	Compania de Saneamento de Minas Gerais Copasa MG	885,525
104,300	Compania de Saneamento do Parana	555,834
133,600	Fleury SA	466,058
953,546	Inter & Co., Inc.*	5,009,945
3,912	Localiza Rent a Car SA*	44,907
490,126	Localiza Rent a Car SA	5,978,761
1,683,453	Lojas Renner SA	5,599,026
458,708	Metalurgica Gerdau SA	958,059
170,004	NU Holdings Ltd., Class A Shares*	1,383,833
226,720	Petroleo Brasileiro SA, ADR	3,298,776
122,500	Petroreconcavo SA	492,792
369,512	Raia Drogasil SA	2,108,087
29,479	StoneCo Ltd., Class A Shares*	459,872
550,818	Suzano SA	6,018,548
1,026,900	TOTVS SA	6,949,692

Schedules of Investments November 30, 2023 (unaudited) Destinations International Equity Fund (continued)

Shares/Units	Security	Value
Brazil - 2.1% - (continued)
228,780	XP Inc., Class A Shares	$5,328,286
	Total Brazil	50,381,421
Cambodia - 0.0%
42,000	NagaCorp Ltd.*	20,270
Canada - 5.2%
320,708	AGF Management Ltd., Class B Shares	1,715,926
76,625	Agnico Eagle Mines Ltd.	4,113,886
10,700	Alimentation Couche-Tard Inc.	610,347
9,426	Bank of Montreal	773,725
15,700	Bank of Nova Scotia	702,329
23,600	Barrick Gold Corp.	414,639
294,761	Baytex Energy Corp.	1,136,119
3,800	BCE Inc.	149,631
3,900	Brookfield Asset Management Ltd., Class A Shares	136,553
20,500	Brookfield Corp.	723,067
11,200	Canadian Imperial Bank of Commerce	463,056
48,322	Canadian National Railway Co.	5,603,715
14,000	Canadian Natural Resources Ltd.	934,881
68,426	Canadian Pacific Kansas City Ltd.	4,926,608
600	Canadian Tire Corp., Ltd, Class A Shares	62,414
60,886	Celestica Inc.*	1,640,498
18,000	Cenovus Energy Inc.	319,301
2,800	CGI Inc.*	284,705
2,396	Constellation Software Inc.	5,628,101
44,637	Definity Financial Corp.	1,216,177
23,170	Descartes Systems Group Inc.*	1,877,697
3,500	Dollarama Inc.	254,201
164,555	Element Fleet Management Corp.	2,651,022
595,600	Enbridge Inc.	20,797,058
42,000	Enerplus Corp.	667,035
45,785	EQB Inc.	2,577,916
282	Fairfax Financial Holdings Ltd.(b)	259,216
24,949	Finning International Inc.	634,527
6,400	Fortis Inc.	256,396
98,776	Franco-Nevada Corp.	11,063,436
1,300	George Weston Ltd.	152,476
3,700	Great-West Lifeco Inc.	118,262
3,900	Hydro One Ltd.(a)	108,415
1,700	IGM Financial Inc.	42,209
2,200	Imperial Oil Ltd.	123,952
2,300	Intact Financial Corp.	356,467
2,500	Loblaw Cos., Ltd.	215,565
3,700	Magna International Inc.	199,493
25,800	Manulife Financial Corp.	505,390
4,100	Metro Inc.	205,499
47,659	National Bank of Canada	3,158,300
6,700	Nutrien Ltd.	358,380
102,020	Parex Resources Inc.	2,092,429
7,400	Pembina Pipeline Corp.	247,539
6,800	Power Corp. of Canada	188,179
4,100	Restaurant Brands International Inc.	291,614
18,611	Royal Bank of Canada	1,681,834
63,568	Russel Metals Inc.	1,793,340
4,000	Saputo Inc.	77,766

Schedules of Investments November 30, 2023 (unaudited) Destinations International Equity Fund (continued)

Shares/Units	Security	Value
Canada - 5.2% - (continued)
62,749	Shopify Inc., Class A Shares*	$4,569,833
7,500	Stella-Jones Inc.	431,793
7,900	Sun Life Financial Inc.	398,930
578,729	Suncor Energy Inc.(c)	19,081,978
13,400	TC Energy Corp.	502,562
6,000	Teck Resources Ltd., Class B Shares	226,045
27,734	TECSYS Inc.(c)	693,299
5,900	TELUS Corp.	105,573
2,100	Thomson Reuters Corp.	293,403
257,628	TMX Group Ltd.	5,563,048
24,100	Toronto-Dominion Bank	1,469,551
3,500	Tourmaline Oil Corp.	169,416
54,131	Vermilion Energy Inc.	683,768
30,781	Waste Connections Inc.	4,170,376
92,466	Wheaton Precious Metals Corp.	4,521,423
158,339	Whitecap Resources Inc.	1,094,568
	Total Canada	128,486,857
Chile - 0.0%
5,118	Antofagasta PLC	91,203
China - 3.0%
12,000	AAC Technologies Holdings Inc.	33,655
112,111	Alibaba Group Holding Ltd., ADR*	8,394,872
17,578	Baidu Inc., ADR*	2,085,805
871,710	China Mengniu Dairy Co., Ltd.*	2,728,247
339,644	Estun Automation Co., Ltd., Class A Shares	912,084
465,353	FinVolution Group, ADR	2,061,514
282,083	Full Truck Alliance Co., Ltd., ADR*	2,112,802
271,089	Glodon Co., Ltd., Class A Shares	743,581
285,450	JD Health International Inc.*(a)	1,361,217
179,192	Jiangsu Hengli Hydraulic Co., Ltd., Class A Shares	1,412,391
82,147	Kanzhun Ltd., ADR*	1,357,890
21,030	KE Holdings Inc., ADR	335,008
3,535,249	Kingdee International Software Group Co., Ltd.*	4,925,047
380,802	Kingsoft Corp., Ltd.	1,213,836
48,117	Kweichow Moutai Co., Ltd., Class A Shares	12,076,163
128,000	Lenovo Group Ltd.	157,752
469,453	Lufax Holding Ltd., ADR	398,519
187,072	Midea Group Co., Ltd., Class A Shares	1,353,274
1,427,315	NARI Technology Co., Ltd., Class A Shares	4,399,592
349,700	Shandong Pharmaceutical Glass Co., Ltd., Class A Shares	1,290,334
276,900	Shenzhen Inovance Technology Co., Ltd., Class A Shares	2,559,634
20,280	Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A Shares	825,537
313,719	Shenzhou International Group Holdings Ltd.	3,150,206
113,000	Silergy Corp.	1,532,723
195,970	Tencent Holdings Ltd.	8,148,620
23,972	Tencent Holdings Ltd., ADR(b)(c)	997,715
285,648	Venustech Group Inc., Class A Shares	1,024,883
138,000	WH Group Ltd.(a)	88,448
120,501	Yum China Holdings Inc.	5,187,853
97,177	Yunnan Baiyao Group Co., Ltd., Class A Shares	684,654
40,809	Zai Lab Ltd., ADR*	1,113,678
	Total China	74,667,534

Schedules of Investments November 30, 2023 (unaudited) Destinations International Equity Fund (continued)

Shares/Units	Security	Value
Cyprus - 0.0%
16,006	TCS Group Holding PLC, GDR*(b)@	$2
Denmark - 0.9%
37	AP Moller - Maersk AS, Class A Shares	57,360
67	AP Moller - Maersk AS, Class B Shares	105,729
1,289	Carlsberg AS, Class B Shares	159,833
1,509	Chr Hansen Holding AS	120,701
1,713	Coloplast AS, Class B Shares	202,241
18,415	D/S Norden AS	836,219
8,454	Danske Bank AS	218,837
1,540	Demant AS*	65,426
2,410	DSV AS	363,569
9,333	Genmab AS*	2,951,571
4,982	H Lundbeck AS	23,789
27,368	Jyske Bank AS, Class Registered Shares*	1,896,163
58,640	Novo Nordisk AS, ADR	5,971,898
41,677	Novo Nordisk AS, Class B Shares	4,242,729
55,691	Novozymes AS, Class B Shares(c)	2,892,170
2,629	Orsted AS(a)	124,143
1,170	Pandora AS	158,044
154	ROCKWOOL AS, Class B Shares	41,630
12,361	Royal Unibrew AS	798,977
36,289	Sydbank AS	1,594,974
5,348	Tryg AS	115,399
13,683	Vestas Wind Systems AS*	378,693
	Total Denmark	23,320,095
Finland - 0.8%
1,921	Elisa OYJ	86,027
5,622	Fortum OYJ	79,061
4,517	Kesko OYJ, Class B Shares	86,471
4,102	Kone OYJ, Class B Shares	182,733
5,194	Mandatum OYJ*	22,227
8,613	Metso OYJ	84,853
5,409	Neste OYJ	206,217
67,227	Nokia OYJ	235,914
45,415	Nordea Bank Abp	510,001
1,294	Orion OYJ, Class B Shares	51,362
287,418	Outokumpu OYJ	1,353,623
6,265	Sampo OYJ, Class A Shares	274,349
661,160	Stora Enso OYJ, Class R Shares	8,586,146
69,586	Talenom OYJ(c)	400,967
7,108	UPM-Kymmene OYJ	248,430
236,642	Valmet OYJ	6,315,083
6,534	Wartsila OYJ Abp	90,236
	Total Finland	18,813,700
France - 6.9%
209,948	Accor SA	7,288,818
391	Aeroports de Paris SA	48,237
6,973	Air Liquide SA	1,319,541
7,851	Airbus SE	1,167,417
3,273	ALD SA(a)	22,580
3,315	Alstom SA	41,153
1,032	Amundi SA(a)	63,571
116,390	Arkema SA	11,830,197
24,039	AXA SA	748,982

Schedules of Investments November 30, 2023 (unaudited) Destinations International Equity Fund (continued)

Shares/Units	Security	Value
France - 6.9% - (continued)
692	BioMerieux	$74,464
14,094	BNP Paribas SA	887,642
12,297	Bollore SE	70,270
2,884	Bouygues SA	109,678
2,935	Bureau Veritas SA	71,114
45,998	Capgemini SE	9,423,207
7,250	Carrefour SA	137,309
14	Cie de L'Odet SE	20,921
6,615	Cie de Saint-Gobain SA	431,156
522,838	Cie Generale des Etablissements Michelin SCA	17,548,174
920	Covivio SA	44,962
13,644	Credit Agricole SA	178,720
8,340	Danone SA	535,628
19,405	Dassault Aviation SA	3,859,658
81,336	Dassault Systemes SE	3,816,271
3,294	Edenred SE	179,107
909	Eiffage SA	92,119
21,082	Engie SA	365,522
6,685	Esker SA	1,074,469
33,400	EssilorLuxottica SA	6,382,008
693	Eurazeo SE	52,110
826	Gecina SA	91,472
4,131	Getlink SE	75,495
463	Hermes International SCA	961,898
467	Ipsen SA	52,734
1,226	JCDecaux SE*	23,350
5,390	Kering SA	2,322,512
2,693	Klepierre SA	67,981
1,435	La Francaise des Jeux SAEM(a)	51,974
118,838	Legrand SA	11,462,415
10,804	L'Oreal SA	5,082,476
18,642	LVMH Moet Hennessy Louis Vuitton SE	13,836,280
712	Neoen SA(a)	21,750
25,621	Orange SA	315,664
57,614	Pernod Ricard SA	9,954,127
2,933	Publicis Groupe SA	248,891
304	Remy Cointreau SA	36,215
2,282	Renault SA	89,527
2,933	Rexel SA	70,746
31,126	Safran SA	5,480,592
14,594	Sanofi SA	1,359,560
10,120	Sartorius Stedim Biotech	2,277,621
89,384	Schneider Electric SE	16,466,057
1,690	SCOR SE	53,401
301	SEB SA	34,306
9,288	Societe Generale SA	233,610
1,224	Sodexo SA	131,160
319	SOITEC*	58,047
8,852	STMicroelectronics NV	421,415
728	Teleperformance SE	103,198
93,840	Thales SA	13,995,225
223,521	TotalEnergies SE	15,221,523
1,482	Ubisoft Entertainment SA*	42,132
1,478	Unibail-Rodamco-Westfield*	94,145

Schedules of Investments November 30, 2023 (unaudited) Destinations International Equity Fund (continued)

Shares/Units	Security	Value
France - 6.9% - (continued)
2,574	Valeo SE	$37,274
8,563	Veolia Environnement SA	270,412
6,761	Vinci SA	827,820
8,493	Vivendi SE	80,360
268	Wendel SE	22,682
3,400	Worldline SA*(a)	52,511
	Total France	169,913,563
Germany - 6.9%
5,557	Adesso SE	591,993
19,378	adidas AG	4,050,367
5,401	Allianz SE, Class Registered Shares	1,355,636
13,039	Atoss Software AG	3,053,578
319,586	BASF SE	14,842,757
80,442	Bayer AG, Class Registered Shares	2,744,288
4,853	Bayerische Motoren Werke AG	497,737
1,019	Bechtle AG	50,390
32,412	Beiersdorf AG	4,542,965
2,073	Brenntag SE	179,021
629	Carl Zeiss Meditec AG	56,379
13,387	Commerzbank AG	163,804
162,783	Continental AG	12,564,739
2,544	Covestro AG*(a)	133,551
710	CTS Eventim AG & Co. KGaA	48,480
60,140	Daimler Truck Holding AG	1,951,981
2,454	Delivery Hero SE*(a)	77,787
28,014	Deutsche Bank AG	348,634
66,839	Deutsche Boerse AG	12,685,439
4,335	Deutsche Lufthansa AG*	37,687
254,314	Deutsche Post AG	11,912,113
319,206	Deutsche Telekom AG, Class Registered Shares	7,638,690
1,070	Deutsche Wohnen SE	26,048
1,114	DWS Group GmbH & Co. KGaA(a)	37,821
28,238	E.ON SE	366,827
18,553	Elmos Semiconductor SE	1,598,217
3,721	Evonik Industries AG	69,397
150,890	Evotec SE*	3,053,474
460	Fielmann Group AG	24,172
389	Fraport AG Frankfurt Airport Services Worldwide*	22,173
2,587	Fresenius Medical Care AG & Co. KGaA	106,006
5,351	Fresenius SE & Co. KGaA	169,430
1,416	FUCHS SE	54,554
95,865	GEA Group AG	3,521,553
834	Hannover Rueck SE	198,748
1,830	Heidelberg Materials AG	148,975
519	Hella GmbH & Co. KGaA	45,084
2,196	HelloFresh SE*	33,577
224,771	Henkel AG & Co. KGaA	17,643,034
5,486	HOCHTIEF AG	592,288
54,998	Infineon Technologies AG	2,129,508
815	KION Group AG	29,552
43,437	Knorr-Bremse AG	2,721,699
22,695	LEG Immobilien SE*	1,733,205
26,114	Mensch und Maschine Software SE	1,509,425
11,322	Mercedes-Benz Group AG	734,410

Schedules of Investments November 30, 2023 (unaudited) Destinations International Equity Fund (continued)

Shares/Units	Security	Value
Germany - 6.9% - (continued)
11,256	Merck KGaA	$1,963,111
697	MTU Aero Engines AG	142,516
1,848	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class Registered Shares	786,145
5,309	Nagarro SE*(c)	482,396
624	Nemetschek SE	54,355
51,147	Nexus AG	2,984,726
52,990	Puma SE	3,408,655
54	Rational AG	34,592
33,497	Rheinmetall AG	10,071,399
9,639	RWE AG	413,003
94,565	SAP SE	14,950,440
8,690	Sartorius AG	2,795,472
42,008	Schott Pharma AG & Co. KGaA*	1,309,119
740	Scout24 SE(a)	51,408
10,003	Siemens AG, Class Registered Shares	1,676,831
6,051	Siemens Energy AG*	71,723
3,679	Siemens Healthineers AG(a)	212,229
529	Sixt SE	42,715
30,785	Suedzucker AG	471,190
31,716	Symrise AG, Class A Shares	3,562,143
84,882	TAG Immobilien AG*	1,160,688
647	Talanx AG	46,914
11,237	Telefonica Deutschland Holding AG	28,746
7,041	thyssenkrupp AG	53,000
959	Traton SE	20,654
3,050	Volkswagen AG	362,024
117,245	Vonovia SE	3,258,595
205	Wacker Chemie AG	25,052
32,088	Wuestenrot & Wuerttembergische AG	457,583
60,098	Zalando SE*(a)	1,431,139
	Total Germany	168,425,756
Greece - 0.1%
179,926	Sarantis SA	1,533,604
Hong Kong - 2.9%
2,318,815	AIA Group Ltd.	19,884,510
3,600	ASMPT Ltd.	36,846
6,347,000	BOC Hong Kong Holdings Ltd.	17,032,033
747,971	Budweiser Brewing Co. APAC Ltd.(a)	1,326,052
24,000	Cathay Pacific Airways Ltd.*	24,235
19,600	Chow Tai Fook Jewellery Group Ltd.	28,383
29,500	CK Asset Holdings Ltd.	140,298
2,355,500	CK Hutchison Holdings Ltd.	11,828,718
7,000	CK Infrastructure Holdings Ltd.	34,680
1,529,000	CLP Holdings Ltd.	11,893,271
7,500	DFI Retail Group Holdings Ltd.	16,662
31,400	ESR Group Ltd.(a)	40,402
50,000	First Pacific Co., Ltd.	19,808
223,908	Galaxy Entertainment Group Ltd.	1,159,612
15,000	Hang Lung Group Ltd.	20,140
24,000	Hang Lung Properties Ltd.	32,247
8,300	Hang Seng Bank Ltd.	92,305
23,000	Henderson Land Development Co., Ltd.	62,499
147,000	Hong Kong & China Gas Co., Ltd.	101,056
86,100	Hong Kong Exchanges & Clearing Ltd.	3,065,363

Schedules of Investments November 30, 2023 (unaudited) Destinations International Equity Fund (continued)

Shares/Units	Security	Value
Hong Kong - 2.9% - (continued)
14,900	Hongkong Land Holdings Ltd.	$48,016
6,000	HUTCHMED China Ltd.*	23,229
10,000	Hysan Development Co., Ltd.	18,771
2,500	Jardine Matheson Holdings Ltd.	96,598
542,500	Kerry Properties Ltd.	914,544
34,800	Link REIT	172,474
28,400	Man Wah Holdings Ltd.	19,040
26,500	MTR Corp., Ltd	94,989
21,000	New World Development Co., Ltd.	31,349
18,000	NWS Holdings Ltd.	16,431
1,500	Orient Overseas International Ltd.	18,041
51,000	PCCW Ltd.	25,855
16,000	Power Assets Holdings Ltd.	83,475
37,241	Prudential PLC	407,749
46,000	Sino Land Co., Ltd.	46,383
12,000	SITC International Holdings Co., Ltd.	18,151
20,000	Sun Hung Kai Properties Ltd.	196,595
5,500	Swire Pacific Ltd., Class A Shares	35,731
50,000	Swire Pacific Ltd., Class B Shares	53,315
22,400	Swire Properties Ltd.	43,627
128,914	Techtronic Industries Co., Ltd.	1,317,042
136,000	United Energy Group Ltd.	12,879
16,000	Vitasoy International Holdings Ltd.	17,423
13,000	Wharf Holdings Ltd.	33,784
20,000	Wharf Real Estate Investment Co., Ltd.	63,174
28,000	Xinyi Glass Holdings Ltd.	32,327
17,500	Yue Yuen Industrial Holdings Ltd.	20,059
	Total Hong Kong	70,700,171
India - 6.6%
116,600	Aarti Industries Ltd.	775,760
40,992	Aarti Pharmalabs Ltd.*	202,103
104,965	Aavas Financiers Ltd.*	1,816,765
15,141	ASK Automotive Ltd.*	53,531
431,195	Axis Bank Ltd.	5,554,139
127,146	Bajaj Finance Ltd.	10,883,988
218,306	Berger Paints India Ltd.	1,504,614
253,009	Bharti Airtel Ltd.	2,818,043
109,756	Birlasoft Ltd.	831,101
237,590	Cello World Ltd.*	2,288,339
576,276	CESC Ltd.	672,133
68,944	Chennai Petroleum Corp., Ltd	557,395
380,655	Cholamandalam Investment & Finance Co., Ltd.	5,108,743
21,756	Divi's Laboratories Ltd.	986,477
22,006	Dixon Technologies India Ltd.	1,455,828
58,010	Dr Lal PathLabs Ltd.(a)	1,876,304
714,073	Edelweiss Financial Services Ltd.	649,731
71,289	Elecon Engineering Co., Ltd.	803,663
270,635	Elgi Equipments Ltd.	1,727,207
13,789	Escorts Kubota Ltd.	522,466
31,864	GMM Pfaudler Ltd.	569,824
155,957	Godrej Consumer Products Ltd.	1,892,895
66,472	Godrej Properties Ltd.*	1,498,679
59,913	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	492,321
641,782	HDFC Bank Ltd.	12,019,101

Schedules of Investments November 30, 2023 (unaudited) Destinations International Equity Fund (continued)

Shares/Units	Security	Value
India - 6.6% - (continued)
75,061	HDFC Bank Ltd., ADR	$4,506,662
330,892	HDFC Life Insurance Co., Ltd.(a)	2,754,104
187,992	Hindustan Unilever Ltd.	5,731,049
617,320	Honasa Consumer Ltd.*	3,041,698
334,826	ICICI Bank Ltd., ADR	7,423,092
35,362	Info Edge India Ltd.	1,951,798
331,436	Jio Financial Services Ltd.*	917,380
1,319,532	JM Financial Ltd.	1,328,383
71,113	JSW Infrastructure Ltd.*	179,610
154,873	Jubilant Foodworks Ltd.	1,042,228
209,533	KPIT Technologies Ltd.	3,754,256
109,912	Larsen & Toubro Ltd.	4,113,425
137,342	LIC Housing Finance Ltd.*	807,341
44,656	Mahindra & Mahindra Ltd.	881,238
51,515	Maruti Suzuki India Ltd.	6,564,828
156,897	Max Financial Services Ltd.*	1,920,200
105,216	Max Healthcare Institute Ltd.	783,993
64,589	Mold-Tek Packaging Ltd.	673,001
49,849	Muthoot Finance Ltd.	885,324
428,927	NCC Ltd.	860,593
330,116	Nippon Life India Asset Management Ltd.(a)	1,659,598
1,863,499	NTPC Ltd.	5,835,260
11,405	Nuvama Wealth Management Ltd.*	429,621
30,425	Oberoi Realty Ltd.	520,569
915,037	Power Finance Corp., Ltd.	3,714,115
263,768	Redington Ltd.	509,440
101,986	Reliance Industries Ltd.	2,909,276
124,996	SBI Life Insurance Co., Ltd.(a)	2,150,559
30,214	SRF Ltd.	860,433
1,038,491	Star Health & Allied Insurance Co., Ltd.*	7,184,535
27,794	Supreme Industries Ltd.	1,486,597
114,882	Tata Communications Ltd.	2,338,766
19,660	Tata Consultancy Services Ltd.	824,046
131,673	Tata Consumer Products Ltd.	1,482,434
300,000	Tata Technologies Ltd.*(b)	4,723,985
229,907	Titan Co., Ltd.	9,606,811
43,116	Trent Ltd.	1,436,830
127,220	Varun Beverages Ltd.	1,701,902
388,986	Vijaya Diagnostic Centre Pvt Ltd.	2,962,497
1,935,187	Zomato Ltd.*	2,732,698
	Total India	162,751,325
Indonesia - 0.6%
16,994,000	Bank Central Asia Tbk PT	9,845,619
7,649,129	Bank Rakyat Indonesia Persero Tbk PT	2,608,678
654,900	Indo Tambangraya Megah Tbk PT	1,037,150
24,752,100	Sarana Menara Nusantara Tbk PT	1,595,859
	Total Indonesia	15,087,306
Ireland - 1.7%
2,004,682	AIB Group PLC	9,307,116
625,184	Bank of Ireland Group PLC	5,849,977
117,294	CRH PLC	7,360,198
9,854	CRH PLC,GBP	621,518
1,381	DCC PLC	93,209
224,700	Experian PLC	8,245,131

Schedules of Investments November 30, 2023 (unaudited) Destinations International Equity Fund (continued)

Shares/Units	Security	Value
Ireland - 1.7% - (continued)
2,407	Flutter Entertainment PLC*	$376,927
3,222	Glanbia PLC	54,344
5,719	James Hardie Industries PLC*	183,287
2,081	Kerry Group PLC, Class A Shares	168,694
2,137	Kingspan Group PLC	169,641
26,491	PDD Holdings Inc., ADR*	3,905,833
35,987	Ryanair Holdings PLC, ADR*	4,254,383
4,107	Smurfit Kappa Group PLC	155,997
	Total Ireland	40,746,255
Israel - 0.2%
1,281	Airport City Ltd.*	20,121
4,825	Amot Investments Ltd.	24,613
384	Azrieli Group Ltd.	22,324
17,490	Bank Hapoalim BM	148,149
20,375	Bank Leumi Le-Israel BM	152,809
362,160	Bezeq The Israeli Telecommunication Corp., Ltd.	469,698
242	Big Shopping Centers Ltd.*	21,706
133	Delek Group Ltd.	17,198
347	Elbit Systems Ltd.	69,151
51	Electra Ltd.	19,409
6,484	Energix-Renewable Energies Ltd.	20,556
1,252	Enlight Renewable Energy Ltd.*	21,645
201	Fattal Holdings 1998 Ltd.*	20,656
468	First International Bank Of Israel Ltd.	18,782
2,529	Harel Insurance Investments & Financial Services Ltd.	18,901
11,353	ICL Group Ltd.	57,178
77	Israel Corp., Ltd*	19,304
15,480	Israel Discount Bank Ltd., Class A Shares	74,744
451	Melisron Ltd.	31,437
10,360	Mivne Real Estate KD Ltd.	27,319
1,713	Mizrahi Tefahot Bank Ltd.	61,133
38,146	Nayax Ltd.*	750,545
834	Nice Ltd.*	158,978
7,036	Nice Ltd., ADR*	1,335,081
392	Nova Ltd.*	49,861
3,103	OPC Energy Ltd.*	18,992
2,129	Phoenix Holdings Ltd.	20,381
19,489	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	1,101,450
3,042	Shapir Engineering & Industry Ltd.	18,194
270	Strauss Group Ltd.*	5,176
14,777	Teva Pharmaceutical Industries Ltd.*	144,888
1,588	Tower Semiconductor Ltd.*	43,724
	Total Israel	4,984,103
Italy - 2.0%
15,625	A2A SpA	33,651
33,597	Amplifon SpA	1,047,436
19,091	Assicurazioni Generali SpA	395,791
329,848	Azimut Holding SpA	8,021,888
290,882	Banca Mediolanum SpA	2,594,946
249,651	Banca Monte dei Paschi di Siena SpA*	852,630
326,084	Banco BPM SpA	1,803,598
926,988	BPER Banca	3,466,044
19,075	Buzzi SpA	556,902
5,024	Davide Campari-Milano NV	54,905

Schedules of Investments November 30, 2023 (unaudited) Destinations International Equity Fund (continued)

Shares/Units	Security	Value
Italy - 2.0% - (continued)
28,179	DiaSorin SpA	$2,674,569
26,895	Digital Value SpA	1,635,102
2,235,725	Enel SpA	15,834,077
31,085	Eni SpA	514,105
130,436	Ermenegildo Zegna NV	1,496,101
1,595	Ferrari NV	574,536
7,998	FinecoBank Banca Fineco SpA	107,790
42,525	Gruppo MutuiOnline SpA	1,306,488
9,413	Hera SpA	29,723
5,394	Infrastrutture Wireless Italiane SpA(a)	66,654
1,037	Interpump Group SpA	48,323
211,263	Intesa Sanpaolo SpA	608,099
9,240	Italgas SpA	51,579
178,365	Iveco Group NV*	1,449,534
5,661	Leonardo SpA	86,768
8,538	Mediobanca Banca di Credito Finanziario SpA	100,211
2,701	Moncler SpA	150,189
6,382	Nexi SpA*(a)	49,869
6,566	Pirelli & C SpA(a)	32,652
6,921	Poste Italiane SpA(a)	74,629
5,100	PRADA SpA	28,055
3,948	Prysmian SpA	152,637
1,219	Recordati Industria Chimica e Farmaceutica SpA	58,780
386	Reply SpA	45,084
31,446	Snam SpA	158,612
215,843	Telecom Italia SpA*	63,247
20,240	Terna - Rete Elettrica Nazionale	163,052
23,472	UniCredit SpA	639,110
384,978	Unipol Gruppo SpA	2,208,320
13,240	UnipolSai Assicurazioni SpA	32,727
	Total Italy	49,268,413
Japan - 15.5%
1,200	ABC-Mart Inc.	19,776
8,500	Acom Co., Ltd.	20,152
8	Activia Properties Inc.	21,950
49,100	Adastria Co., Ltd.	1,263,161
15	Advance Residence Investment Corp.	32,901
9,700	Advantest Corp.	303,553
11,200	Aeon Co., Ltd.	231,532
2,300	AEON Financial Service Co., Ltd.	19,677
21	AEON REIT Investment Corp.	20,377
2,700	AGC Inc.	97,960
700	Ain Holdings Inc.	21,285
2,000	Air Water Inc.	26,218
2,400	Aisin Corp.	88,514
6,500	Ajinomoto Co., Inc.	241,628
33,700	Alfresa Holdings Corp.	541,058
2,500	Alps Alpine Co., Ltd.	21,892
75,200	Amada Co., Ltd.	753,612
1,500	ANA Holdings Inc.*	30,917
1,900	Aozora Bank Ltd.	39,007
600	Ariake Japan Co., Ltd.	18,756
389,800	Asahi Group Holdings Ltd.	14,360,256
2,800	Asahi Intecc Co., Ltd.	54,865

Schedules of Investments November 30, 2023 (unaudited) Destinations International Equity Fund (continued)

Shares/Units	Security	Value
Japan - 15.5% - (continued)
16,700	Asahi Kasei Corp.	$115,803
2,200	Asics Corp.	79,097
24,700	Astellas Pharma Inc.	301,951
189,522	Avant Group Corp.	1,906,417
1,500	Azbil Corp.	48,425
127,881	AZ-COM MARUWA Holdings Inc.	1,301,641
17,556	AZOOM Co., Ltd.(c)	905,369
8,100	Bandai Namco Holdings Inc.	161,125
1,600	BayCurrent Consulting Inc.	53,858
1,600	Benesse Holdings Inc.	28,178
2,700	Bic Camera Inc.	22,263
19,900	BIPROGY Inc.	574,752
8,200	Bridgestone Corp.	337,923
4,700	Brother Industries Ltd.	79,305
103,700	Calbee Inc.	1,937,664
14,100	Canon Inc.	362,541
800	Canon Marketing Japan Inc.	20,173
2,700	Capcom Co., Ltd.	90,878
2,500	Casio Computer Co., Ltd.	21,041
14,200	Central Japan Railway Co.	340,261
439,700	Chiba Bank Ltd.	3,287,452
8,900	Chubu Electric Power Co., Inc.	109,854
150,100	Chugai Pharmaceutical Co., Ltd.	5,344,844
3,800	Chugoku Electric Power Co., Inc.	24,996
1,500	Coca-Cola Bottlers Japan Holdings Inc.	20,507
1,000	COMSYS Holdings Corp.	21,667
15,500	Concordia Financial Group Ltd.	72,674
1,400	Cosmo Energy Holdings Co., Ltd.	53,354
300	Cosmos Pharmaceutical Corp.	31,689
135,300	Credit Saison Co., Ltd.	2,268,713
4,000	CyberAgent Inc.	24,193
3,200	Dai Nippon Printing Co., Ltd.	89,833
56,400	Daicel Corp.	541,587
17,800	Daido Steel Co., Ltd.	821,531
3,100	Daifuku Co., Ltd.	58,571
12,400	Dai-ichi Life Holdings Inc.	257,908
117,700	Daiichi Sankyo Co., Ltd.	3,189,334
17,300	Daikin Industries Ltd.	2,592,110
900	Daito Trust Construction Co., Ltd.	99,095
9,400	Daiwa House Industry Co., Ltd.	266,739
28	Daiwa House REIT Investment Corp., Class A Shares	49,805
19,400	Daiwa Securities Group Inc.	125,363
27	Daiwa Securities Living Investments Corp., Class A Shares	19,918
39,600	Daiwabo Holdings Co., Ltd.	778,735
24,600	Denso Corp.	385,017
2,600	Dentsu Group Inc.	69,743
700	Descente Ltd.	20,062
17,500	Dexerials Corp.	548,985
32,300	Disco Corp.	6,918,989
1,300	DMG Mori Co., Ltd.	23,257
700	Dowa Holdings Co., Ltd.	24,864
5,400	East Japan Railway Co.	291,459
1,300	Ebara Corp.	73,568
57,800	EDION Corp.	579,258

Schedules of Investments November 30, 2023 (unaudited) Destinations International Equity Fund (continued)

Shares/Units	Security	Value
Japan - 15.5% - (continued)
3,500	Eisai Co., Ltd.	$181,401
179,300	Electric Power Development Co., Ltd.	2,779,590
39,300	ENEOS Holdings Inc.	154,520
1,300	EXEO Group Inc.	27,375
60,900	Ezaki Glico Co., Ltd.	1,678,101
1,300	Fancl Corp.	19,957
12,400	FANUC Corp.	343,349
2,100	Fast Retailing Co., Ltd.	533,674
1,200	Food & Life Cos., Ltd.	23,185
1,200	FP Corp.	22,611
1,600	Fuji Electric Co., Ltd.	67,095
1,300	Fuji Oil Holdings Inc.	20,352
5,300	FUJIFILM Holdings Corp.	310,196
155,100	Fujikura Ltd.	1,194,224
1,100	Fujitsu General Ltd.	20,123
2,400	Fujitsu Ltd.	345,875
2,200	Fukuoka Financial Group Inc.	51,306
35,126	Funai Soken Holdings Inc.	598,561
300	Fuyo General Lease Co., Ltd.	24,332
60	GLP J-Reit	56,573
500	GMO Payment Gateway Inc.	29,474
500	Goldwin Inc.	38,987
56,100	GungHo Online Entertainment Inc.	868,864
149,600	Hachijuni Bank Ltd.	809,648
2,700	Hakuhodo DY Holdings Inc.	20,228
1,600	Hamamatsu Photonics KK	63,364
3,600	Hankyu Hanshin Holdings Inc.	108,701
26,000	Hanwa Co., Ltd.	801,256
900	Harmonic Drive Systems Inc.	27,404
4,200	Haseko Corp.	51,601
1,400	Heiwa Corp.	19,897
8,900	Hikari Tsushin Inc.	1,383,247
5,700	Hino Motors Ltd.*	18,417
3,400	Hirogin Holdings Inc.	21,291
42,010	Hirose Electric Co., Ltd.	4,698,104
800	Hisamitsu Pharmaceutical Co., Inc.	24,902
1,500	Hitachi Construction Machinery Co., Ltd.	38,902
12,000	Hitachi Ltd.	833,057
1,194,700	Honda Motor Co., Ltd.	12,205,572
400	Horiba Ltd.	26,934
900	Hoshizaki Corp.	28,640
1,700	House Foods Group Inc.	37,076
4,700	Hoya Corp.	530,166
5,400	Hulic Co., Ltd.	53,560
1,300	Ibiden Co., Ltd.	61,423
2,600	Idemitsu Kosan Co., Ltd.	69,891
90,600	IDOM Inc.	563,388
2,100	IHI Corp.	40,775
2,600	Iida Group Holdings Co., Ltd.	38,843
22	Industrial & Infrastructure Fund Investment Corp., Class A Shares	20,495
290,100	Infomart Corp.	864,255
2,300	INFRONEER Holdings Inc.	24,259
13,500	Inpex Corp.	183,251
1,300	Internet Initiative Japan Inc.	23,347

Schedules of Investments November 30, 2023 (unaudited) Destinations International Equity Fund (continued)

Shares/Units	Security	Value
Japan - 15.5% - (continued)
80	Invincible Investment Corp.	$32,354
4,100	Isetan Mitsukoshi Holdings Ltd.	46,286
6,400	Isuzu Motors Ltd.	84,648
700	Ito En Ltd.	21,249
18,400	ITOCHU Corp.	716,092
1,000	Itoham Yonekyu Holdings Inc.	26,711
800	Iwatani Corp.	38,405
2,700	Iyogin Holdings Inc.	17,434
2,300	J Front Retailing Co., Ltd.	21,047
41,500	JAFCO Group Co., Ltd.	477,562
1,700	Japan Airlines Co., Ltd.	32,219
600	Japan Airport Terminal Co., Ltd.	26,112
267,600	Japan Elevator Service Holdings Co., Ltd.	4,271,179
7,200	Japan Exchange Group Inc.	146,909
57	Japan Hotel REIT Investment Corp., Class A Shares	26,711
10	Japan Logistics Fund Inc.	19,469
93	Japan Metropolitan Fund Invest	61,841
16,100	Japan Petroleum Exploration Co., Ltd.	617,691
18,500	Japan Post Bank Co., Ltd.	182,795
29,300	Japan Post Holdings Co., Ltd.	258,053
2,700	Japan Post Insurance Co., Ltd.	50,368
11	Japan Prime Realty Investment Corp.	27,548
18	Japan Real Estate Investment Corp.	69,874
1,100	Japan Steel Works Ltd.	18,995
15,900	Japan Tobacco Inc.	408,043
100,746	JCR Pharmaceuticals Co., Ltd.	901,299
600	Jeol Ltd.	23,797
7,600	JFE Holdings Inc.	112,567
91,200	JGC Holdings Corp.	1,031,786
500	JMDC Inc.	14,601
2,200	JSR Corp.	60,467
64,200	JTEKT Corp.	588,463
1,000	Justsystems Corp.	22,532
1,000	Kadokawa Corp.	18,060
1,500	Kagome Co., Ltd.	32,173
5,600	Kajima Corp.	88,465
1,000	Kamigumi Co., Ltd.	21,880
800	Kaneka Corp.	20,071
9,100	Kansai Electric Power Co., Inc.	121,245
52,100	Kansai Paint Co., Ltd.	793,244
6,500	Kao Corp.	249,605
2,200	Kawasaki Heavy Industries Ltd.	49,955
3,200	Kawasaki Kisen Kaisha Ltd.	111,767
23,100	KDDI Corp.	721,638
53	KDX Realty Investment Corp., Class A Shares	60,644
900	Keihan Holdings Co., Ltd.	22,446
4,000	Keikyu Corp.	34,079
1,800	Keio Corp.	51,720
2,000	Keisei Electric Railway Co., Ltd.	80,547
2,500	Kewpie Corp.	43,529
14,178	Keyence Corp.	6,031,471
2,700	Kikkoman Corp.	165,465
1,700	Kinden Corp.	25,471
2,800	Kintetsu Group Holdings Co., Ltd.	78,387

Schedules of Investments November 30, 2023 (unaudited) Destinations International Equity Fund (continued)

Shares/Units	Security	Value
Japan - 15.5% - (continued)
11,100	Kirin Holdings Co., Ltd.	$156,361
800	Kobayashi Pharmaceutical Co., Ltd.	36,848
2,200	Kobe Bussan Co., Ltd.	57,963
112,100	Kobe Steel Ltd.	1,306,920
3,800	Koei Tecmo Holdings Co., Ltd.	46,483
779,000	Koito Manufacturing Co., Ltd.	11,777,731
434,200	Komatsu Ltd.	11,071,299
1,600	Konami Group Corp.	79,163
14,100	Konica Minolta Inc.*	44,613
10,200	Kose Corp.	723,434
1,300	Kotobuki Spirits Co., Ltd.	20,630
2,200	K's Holdings Corp.	18,701
13,500	Kubota Corp.	193,370
80,400	Kuraray Co., Ltd.	820,619
900	Kurita Water Industries Ltd.	31,867
1,200	Kusuri no Aoki Holdings Co., Ltd.	27,707
4,300	Kyocera Corp.	238,291
700	Kyoto Financial Group Inc.	41,784
3,700	Kyowa Kirin Co., Ltd.	61,640
600	Kyudenko Corp.	18,908
6,500	Kyushu Electric Power Co., Inc.*	43,503
4,500	Kyushu Financial Group Inc.	25,322
2,800	Kyushu Railway Co.	58,434
21	LaSalle Logiport REIT	22,359
1,000	Lasertec Corp.	221,241
20,300	Lawson Inc.	1,002,136
132,200	Lion Corp.	1,153,475
3,500	Lixil Corp.	42,598
910,800	LY Corp.	2,608,323
5,800	M3 Inc.	95,985
700	Mabuchi Motor Co., Ltd.	21,978
13,200	Macnica Holdings Inc.	653,218
550,600	Makita Corp.	14,503,194
75,163	Management Solutions Co., Ltd.(c)	1,485,292
1,600	Mani Inc.	23,703
20,400	Marubeni Corp.	318,454
2,400	Marui Group Co., Ltd.	38,229
800	Maruichi Steel Tube Ltd.	20,657
5,300	MatsukiyoCocokara & Co.	91,386
8,200	Mazda Motor Corp.	86,287
1,100	McDonald's Holdings Co. Japan Ltd.	46,849
571,100	Mebuki Financial Group Inc.	1,716,472
35,500	Medipal Holdings Corp.	560,931
4,400	MEIJI Holdings Co., Ltd.	101,537
1,000	Mercari Inc.*	19,121
714,800	MINEBEA MITSUMI Inc.	13,611,103
3,000	MISUMI Group Inc.	48,864
17,500	Mitsubishi Chemical Group Corp.	114,531
15,400	Mitsubishi Corp.	717,175
1,164,000	Mitsubishi Electric Corp.	15,977,180
15,400	Mitsubishi Estate Co., Ltd.	207,852
2,200	Mitsubishi Gas Chemical Co., Inc.	34,960
7,000	Mitsubishi HC Capital Inc.	45,645
4,000	Mitsubishi Heavy Industries Ltd.	225,706

Schedules of Investments November 30, 2023 (unaudited) Destinations International Equity Fund (continued)

Shares/Units	Security	Value
Japan - 15.5% - (continued)
1,200	Mitsubishi Materials Corp.	$19,741
1,041,500	Mitsubishi Motors Corp.	3,393,117
155,700	Mitsubishi UFJ Financial Group Inc.	1,333,614
20,000	Mitsui & Co., Ltd.	724,946
2,200	Mitsui Chemicals Inc.	64,366
66,800	Mitsui Fudosan Co., Ltd.	1,567,939
400	Mitsui High-Tec Inc.	19,823
3,800	Mitsui OSK Lines Ltd.	104,046
1,000	Miura Co., Ltd.	19,499
54,900	MIXI Inc.	896,503
33,200	Mizuho Financial Group Inc.	563,357
600	Money Forward Inc.*	18,441
3,000	MonotaRO Co., Ltd.	30,282
21	Mori Hills REIT Investment Corp., Class A Shares	19,924
600	Morinaga & Co., Ltd.	21,376
1,000	Morinaga Milk Industry Co., Ltd.	18,608
6,000	MS&AD Insurance Group Holdings Inc.	224,776
105,300	m-up Holdings Inc.	722,170
182,400	Murata Manufacturing Co., Ltd.	3,560,600
592,800	Nabtesco Corp.	11,079,344
1,300	Nagase & Co., Ltd.	20,396
3,300	Nagoya Railroad Co., Ltd.	48,229
1,700	Nankai Electric Railway Co., Ltd.	32,110
3,300	NEC Corp.	183,889
1,100	NET One Systems Co., Ltd.	15,245
6,300	Nexon Co., Ltd.	135,426
101,800	Nextage Co., Ltd.(c)	1,573,695
3,400	NGK Insulators Ltd.	41,408
1,800	NH Foods Ltd.	53,380
72,600	NHK Spring Co., Ltd.	552,081
1,700	Nichirei Corp.	37,011
7,000	NIDEC Corp.	265,129
900	Nifco Inc.	21,996
1,200	Nihon Kohden Corp.	30,087
4,300	Nihon M&A Center Holdings Inc.	19,848
4,200	Nikon Corp.	40,477
14,900	Nintendo Co., Ltd.	694,831
5	Nippon Accommodations Fund Inc., Class A Shares	20,513
21	Nippon Building Fund Inc.	88,020
1,100	NIPPON EXPRESS HOLDINGS Inc.	59,972
2,400	Nippon Kayaku Co., Ltd.	21,879
13,600	Nippon Paint Holdings Co., Ltd.	101,916
34	Nippon Prologis REIT Inc.	64,448
1,900	Nippon Sanso Holdings Corp.	49,892
21,500	Nippon Shinyaku Co., Ltd.	773,887
600	Nippon Shokubai Co., Ltd.	21,737
11,000	Nippon Steel Corp.	256,935
3,600,400	Nippon Telegraph & Telephone Corp.	4,218,259
6,000	Nippon Yusen KK	160,763
1,200	Nishi-Nippon Railroad Co., Ltd.	19,182
1,700	Nissan Chemical Corp.	61,975
23,200	Nissan Motor Co., Ltd.	91,629
4,400	Nisshin Seifun Group Inc.	60,803
1,000	Nissin Foods Holdings Co., Ltd.	99,139

Schedules of Investments November 30, 2023 (unaudited) Destinations International Equity Fund (continued)

Shares/Units	Security	Value
Japan - 15.5% - (continued)
2,300	Niterra Co., Ltd.	$53,509
1,000	Nitori Holdings Co., Ltd.	114,996
24,700	Nitto Denko Corp.	1,756,619
800	NOF Corp.	36,894
1,500	NOK Corp.	19,138
40,900	Nomura Holdings Inc.	166,935
1,400	Nomura Real Estate Holdings Inc.	34,072
61	Nomura Real Estate Master Fund Inc.	69,834
134,100	Nomura Research Institute Ltd.	3,765,172
216,400	North Pacific Bank Ltd.	533,717
31,100	NS United Kaiun Kaisha Ltd.	1,026,571
1,999,700	NSK Ltd.	10,474,537
8,500	NTT Data Group Corp.	103,303
9,500	Obayashi Corp.	80,060
700	OBIC Business Consultants Co., Ltd.	31,966
900	Obic Co., Ltd.	137,677
4,600	Odakyu Electric Railway Co., Ltd.	64,626
9,900	Oji Holdings Corp.	36,727
1,151,500	Olympus Corp.	17,027,764
2,400	Omron Corp.	100,770
5,800	Ono Pharmaceutical Co., Ltd.	106,597
1,100	Open House Group Co., Ltd.	30,667
700	Oracle Corp. Japan	54,089
13,200	Oriental Land Co., Ltd.	448,295
17,000	ORIX Corp.	310,403
32	Orix JREIT Inc.	37,677
5,800	Osaka Gas Co., Ltd.	112,697
1,200	Otsuka Corp.	48,898
6,700	Otsuka Holdings Co., Ltd.	257,495
100,100	Outsourcing Inc.	812,461
700	PALTAC Corp.	22,532
5,200	Pan Pacific International Holdings Corp.	112,791
29,300	Panasonic Holdings Corp.	302,309
1,600	Park24 Co., Ltd.*	19,269
3,400	Penta-Ocean Construction Co., Ltd.	18,609
1,336,000	Persol Holdings Co., Ltd.	2,302,775
1,800	Pigeon Corp.	20,200
1,700	Pola Orbis Holdings Inc.	17,871
121,100	Premium Group Co., Ltd.	1,446,892
294,506	Prestige International Inc.	1,295,575
114,404	Rakus Co., Ltd.	2,065,112
12,400	Rakuten Group Inc.	49,041
102,700	Recruit Holdings Co., Ltd.	3,830,266
15,900	Renesas Electronics Corp.*	280,543
4,100	Rengo Co., Ltd.	25,902
1,441,200	Resona Holdings Inc.	7,479,110
2,200	Resonac Holdings Corp.	41,036
10,200	Ricoh Co., Ltd.	83,210
1,600	Rinnai Corp.	32,488
4,500	Rohm Co., Ltd.	86,141
235,500	Rohto Pharmaceutical Co., Ltd.	4,918,069
2,500	Ryohin Keikaku Co., Ltd.	39,432
300	Sanken Electric Co., Ltd.	15,377
44,600	Sankyo Co., Ltd.	1,920,142

Schedules of Investments November 30, 2023 (unaudited) Destinations International Equity Fund (continued)

Shares/Units	Security	Value
Japan - 15.5% - (continued)
700	Sankyu Inc.	$23,830
700	Sanrio Co., Ltd.	28,633
3,400	Santen Pharmaceutical Co., Ltd.	32,013
34,900	Sanwa Holdings Corp.	500,529
600	Sapporo Holdings Ltd.	23,356
3,000	SBI Holdings Inc.	65,034
23,000	SCREEN Holdings Co., Ltd.	1,677,774
1,200	SCSK Corp.	22,084
2,600	Secom Co., Ltd.	180,807
1,700	Sega Sammy Holdings Inc.	24,679
3,300	Seibu Holdings Inc.	39,683
5,400	Seiko Epson Corp.	80,272
2,000	Seino Holdings Co., Ltd.	28,131
5,700	Sekisui Chemical Co., Ltd.	80,901
8,500	Sekisui House Ltd.	173,960
44	Sekisui House REIT Inc.	25,151
119,900	Seven & i Holdings Co., Ltd.	4,450,553
9,900	Seven Bank Ltd.	20,152
6,500	SG Holdings Co., Ltd.	93,837
3,200	Sharp Corp.	20,017
100	SHIFT Inc.*	23,279
3,200	Shikoku Electric Power Co., Inc.	22,132
264,200	Shimadzu Corp.	6,849,770
300	Shimamura Co., Ltd.	33,531
1,000	Shimano Inc.	153,844
7,100	Shimizu Corp.	46,485
26,000	Shin-Etsu Chemical Co., Ltd.	916,521
800	Shinko Electric Industries Co., Ltd.	29,844
3,700	Shionogi & Co., Ltd.	174,342
53,000	Shiseido Co., Ltd.	1,425,156
4,500	Shizuoka Financial Group Inc.	36,352
500	SHO-BOND Holdings Co., Ltd.	20,341
298,396	SIGMAXYZ Holdings Inc.	2,664,661
156,100	SKY Perfect JSAT Holdings Inc.	713,080
2,300	Skylark Holdings Co., Ltd.*	33,861
13,700	SMC Corp.	6,902,310
94,338	SMS Co., Ltd.	1,794,317
400	Socionext Inc.	35,407
40,700	SoftBank Corp.	494,214
13,000	SoftBank Group Corp.	529,771
3,300	Sohgo Security Services Co., Ltd.	19,106
144,300	Sojitz Corp.	3,212,453
4,000	Sompo Holdings Inc.	182,566
54,200	Sony Group Corp.	4,671,750
1,100	Sotetsu Holdings Inc.	19,920
1,500	Square Enix Holdings Co., Ltd.	52,027
86,900	Stanley Electric Co., Ltd.	1,609,216
79,600	Strike Co., Ltd.	2,086,275
8,300	Subaru Corp.	147,200
700	Sugi Holdings Co., Ltd.	30,324
3,900	SUMCO Corp.	58,033
500	Sumitomo Bakelite Co., Ltd.	23,870
19,100	Sumitomo Chemical Co., Ltd.	48,801
15,300	Sumitomo Corp.	320,716

Schedules of Investments November 30, 2023 (unaudited) Destinations International Equity Fund (continued)

Shares/Units	Security	Value
Japan - 15.5% - (continued)
11,100	Sumitomo Electric Industries Ltd.	$136,580
1,800	Sumitomo Forestry Co., Ltd.	45,891
900	Sumitomo Heavy Industries Ltd.	21,474
62,600	Sumitomo Metal Mining Co., Ltd.	1,815,466
16,700	Sumitomo Mitsui Financial Group Inc.	818,497
4,300	Sumitomo Mitsui Trust Holdings Inc.	162,354
5,500	Sumitomo Realty & Development Co., Ltd.	155,242
46,800	Sumitomo Rubber Industries Ltd.	540,951
1,400	Sundrug Co., Ltd.	42,315
2,000	Suntory Beverage & Food Ltd.	62,295
18,000	Suzuken Co., Ltd.	612,699
6,100	Suzuki Motor Corp.	247,466
2,700	Sysmex Corp.	149,331
6,200	T&D Holdings Inc.	91,522
1,500	Taiheiyo Cement Corp.	28,149
56,100	Taisei Corp.	1,905,992
700	Taisho Pharmaceutical Holdings Co., Ltd.	41,382
1,200	Taiyo Yuden Co., Ltd.	31,130
2,500	Takara Holdings Inc.	20,529
1,400	Takashimaya Co., Ltd.	18,798
21,000	Takeda Pharmaceutical Co., Ltd.	593,590
4,800	TDK Corp.	223,265
1,000	TechnoPro Holdings Inc.	23,242
2,100	Teijin Ltd.	19,032
9,400	Terumo Corp.	300,125
1,100	THK Co., Ltd.	21,965
2,900	TIS Inc.	61,277
3,200	Tobu Railway Co., Ltd.	78,993
1,200	Toho Co., Ltd.	41,590
1,400	Toho Gas Co., Ltd.	24,921
7,200	Tohoku Electric Power Co., Inc.	45,931
2,500	Tokai Carbon Co., Ltd.	18,403
24,800	Tokio Marine Holdings Inc.	609,236
900	Tokyo Century Corp.	35,842
19,600	Tokyo Electric Power Co. Holdings Inc.*	83,615
6,000	Tokyo Electron Ltd.	962,984
5,900	Tokyo Gas Co., Ltd.	136,612
300	Tokyo Ohka Kogyo Co., Ltd.	18,580
400	Tokyo Seimitsu Co., Ltd.	23,206
114,100	Tokyo Steel Manufacturing Co., Ltd.	1,382,987
79,100	Tokyo Tatemono Co., Ltd.	1,123,384
9,800	Tokyu Corp.	114,859
179,200	Tokyu Fudosan Holdings Corp.	1,107,713
3,500	TOPPAN Holdings Inc.	81,958
21,200	Toray Industries Inc.	110,055
600	Toshiba Corp.*	18,617
1,400	Toshiba TEC Corp.	27,510
654,300	Tosoh Corp.	8,693,783
285,900	TOTO Ltd.	7,331,150
2,300	Toyo Seikan Group Holdings Ltd.	35,653
122,100	Toyo Suisan Kaisha Ltd.	6,493,823
49,600	Toyo Tire Corp.	821,317
22,500	Toyoda Gosei Co., Ltd.	450,198
26,000	Toyota Boshoku Corp.	448,370

Schedules of Investments November 30, 2023 (unaudited) Destinations International Equity Fund (continued)

Shares/Units	Security	Value
Japan - 15.5% - (continued)
2,100	Toyota Industries Corp.	$180,561
161,000	Toyota Motor Corp.	3,051,003
3,000	Toyota Tsusho Corp.	166,385
29,200	Transcosmos Inc.	611,478
2,200	Trend Micro Inc.	110,655
1,800	TS Tech Co., Ltd.	22,144
600	Tsuruha Holdings Inc.	50,407
600	Ulvac Inc.	26,428
5,500	Unicharm Corp.	176,562
40	United Urban Investment Corp.	39,137
3,200	USS Co., Ltd.	62,542
1,900	Welcia Holdings Co., Ltd.	33,150
3,500	West Japan Railway Co.	138,203
700	Workman Co., Ltd.	21,842
3,900	Yakult Honsha Co., Ltd.	86,857
289,800	Yamada Holdings Co., Ltd.	837,947
2,400	Yamaguchi Financial Group Inc.	21,058
2,100	Yamaha Corp.	49,129
4,000	Yamaha Motor Co., Ltd.	102,195
4,600	Yamato Holdings Co., Ltd.	81,668
9,400	Yamato Kogyo Co., Ltd.	473,983
1,800	Yamazaki Baking Co., Ltd.	39,277
800	Yaoko Co., Ltd.	43,578
3,000	Yaskawa Electric Corp.	115,185
104,600	Yokogawa Electric Corp.	1,974,548
1,700	Yokohama Rubber Co., Ltd.	37,816
700	Zenkoku Hosho Co., Ltd.	23,615
1,200	Zensho Holdings Co., Ltd.	66,508
1,900	Zeon Corp.	17,614
1,700	ZOZO Inc.	35,882
	Total Japan	379,879,600
Jersey, Channel Islands - 0.2%
398,797	JTC PLC(a)	3,743,096
Jordan - 0.0%
2,001	Hikma Pharmaceuticals PLC	43,653
Lithuania - 0.1%
940,707	Baltic Classifieds Group PLC	2,567,460
Luxembourg - 0.1%
7,418	ArcelorMittal SA	187,314
30,680	Eurofins Scientific SE	1,784,652
6,750	L'Occitane International SA	16,850
1,388	RTL Group SA	49,984
7,780	Tenaris SA	133,492
	Total Luxembourg	2,172,292
Macau - 0.0%
15,600	MGM China Holdings Ltd.*	17,177
30,400	Sands China Ltd.*	74,662
20,800	Wynn Macau Ltd.*	14,914
	Total Macau	106,753
Malaysia - 0.0%
3,344,500	CTOS Digital Bhd	1,041,154
12,241	Lynas Rare Earths Ltd.*	53,382
	Total Malaysia	1,094,536

Schedules of Investments November 30, 2023 (unaudited) Destinations International Equity Fund (continued)

Shares/Units	Security	Value
Mexico - 0.3%
3,190	Fresnillo PLC	$23,486
340,668	Grupo Mexico SAB de CV, Class B Shares	1,564,980
359,284	Qualitas Controladora SAB de CV	3,286,932
588,105	Wal-Mart de Mexico SAB de CV	2,315,330
	Total Mexico	7,190,728
Netherlands - 3.5%
1,427	Aalberts NV	56,478
5,427	ABN AMRO Bank NV(a)	72,902
2,323	Adyen NV*(a)	2,722,022
9,392	Aegon Ltd.	51,445
246,291	Akzo Nobel NV	18,926,335
767	Argenx SE*	342,958
643	ASM International NV	330,997
23,970	ASML Holding NV	16,320,825
2,375	ASR Nederland NV	109,449
1,071	BE Semiconductor Industries NV	149,877
1,165	CTP NV(a)	18,716
155,124	Euronext NV(a)	12,900,283
1,243	EXOR NV	120,959
1,541	Heineken Holding NV	119,734
48,267	Heineken NV	4,413,395
913	IMCD NV	141,216
48,956	ING Groep NV	687,589
1,121	JDE Peet's NV	30,052
11,939	Koninklijke Ahold Delhaize NV	345,302
50,790	Koninklijke KPN NV	174,138
13,134	Koninklijke Philips NV	268,702
896	Koninklijke Vopak NV	30,765
4,500	NN Group NV	171,127
1,540	OCI NV	33,142
266,601	Prosus NV*	8,836,207
3,401	QIAGEN NV*	139,260
185,738	Randstad NV	11,042,162
2,144	Signify NV(a)	62,329
29,894	Stellantis NV	650,184
10,739	Universal Music Group NV	284,205
46,826	Wolters Kluwer NV	6,440,896
	Total Netherlands	85,993,651
New Zealand - 0.0%
9,594	a2 Milk Co., Ltd.*	24,523
16,752	Auckland International Airport Ltd.	81,860
10,537	Contact Energy Ltd.	50,481
7,667	Fisher & Paykel Healthcare Corp., Ltd	111,172
10,460	Fletcher Building Ltd.	29,813
11,148	Infratil Ltd.	66,875
1,081	Mainfreight Ltd.	45,061
9,213	Mercury NZ Ltd.	35,334
16,644	Meridian Energy Ltd.	53,513
8,035	Ryman Healthcare Ltd.	26,851
24,719	Spark New Zealand Ltd.	78,961
1,831	Xero Ltd.*	124,964
	Total New Zealand	729,408

Schedules of Investments November 30, 2023 (unaudited) Destinations International Equity Fund (continued)

Shares/Units	Security	Value
Norway - 1.5%
3,172	Adevinta ASA, Class B Shares*	$32,818
343	Aker ASA, Class A Shares	21,435
716,447	Aker BP ASA	20,408,919
13,789	DNB Bank ASA	262,540
424,699	Equinor ASA	13,587,225
94,156	Europris ASA(a)	623,486
1,812	Gjensidige Forsikring ASA	30,484
716	Kongsberg Gruppen ASA	30,718
6,411	Mowi ASA	113,978
569,419	MPC Container Ships ASA	729,417
18,516	Norsk Hydro ASA	107,385
12,952	Orkla ASA	95,424
884	Salmar ASA	48,466
2,039	Schibsted ASA, Class B Shares	47,104
7,892	Telenor ASA	84,908
2,312	TOMRA Systems ASA	22,821
7,557	Var Energi ASA	24,001
2,206	Yara International ASA	74,757
	Total Norway	36,345,886
Peru - 0.1%
17,654	Credicorp Ltd.	2,216,107
15,112	InRetail Peru Corp.(a)	510,030
	Total Peru	2,726,137
Philippines - 0.2%
2,121,682	Ayala Land Inc.	1,193,405
841,444	BDO Unibank Inc.	2,023,896
169,440	SM Investments Corp.	2,502,027
	Total Philippines	5,719,328
Poland - 0.3%
7,296	Allegro.eu SA*(a)	52,912
3,224	Bank Polska Kasa Opieki SA	113,345
2,448	Benefit Systems SA	1,166,357
7,430	Dino Polska SA*(a)	829,102
199,522	InPost SA*	2,355,549
1,716	KGHM Polska Miedz SA	49,502
18	LPP SA	66,987
8,864	ORLEN SA	131,017
15,096	Powszechna Kasa Oszczednosci Bank Polski SA*	179,753
9,256	Powszechny Zaklad Ubezpieczen SA	105,532
701	Santander Bank Polska SA*	87,273
58,555	Text SA(c)	1,616,607
	Total Poland	6,753,936
Portugal - 0.4%
38,446	EDP - Energias de Portugal SA	183,976
382,249	Galp Energia SGPS SA	5,705,745
114,160	Jeronimo Martins SGPS SA	2,828,503
	Total Portugal	8,718,224
Russia - 0.0%
5,600	Novatek PJSC, GDR*(b)@	112
978,392	Sberbank of Russia PJSC(b)@	630
	Total Russia	742
Saudi Arabia - 0.1%
260,208	Saudi National Bank	2,425,602

Schedules of Investments November 30, 2023 (unaudited) Destinations International Equity Fund (continued)

Shares/Units	Security	Value
Singapore - 0.9%
2,900	BOC Aviation Ltd.(a)	$20,876
50,300	CapitaLand Ascendas REIT	106,561
28,900	CapitaLand Ascott Trust	20,007
74,600	CapitaLand Integrated Commercial Trust	101,686
36,700	CapitaLand Investment Ltd.	83,287
7,800	City Developments Ltd.	36,546
33,000	ComfortDelGro Corp., Ltd	31,848
24,200	DBS Group Holdings Ltd.	575,218
40,700	Frasers Logistics & Commercial Trust	33,810
91,200	Genting Singapore Ltd.	62,320
3,551,300	Golden Agri-Resources Ltd.	705,787
147,868	Hafnia Ltd.	905,631
1,400	Jardine Cycle & Carriage Ltd.	29,975
17,000	Keppel Corp., Ltd	84,883
13,500	Keppel DC REIT	18,609
35,700	Keppel REIT	23,137
28,500	Mapletree Industrial Trust	48,661
46,500	Mapletree Logistics Trust	56,075
40,200	Mapletree Pan Asia Commercial Trust	41,251
28,100	Olam Group Ltd.	21,457
46,600	Oversea-Chinese Banking Corp., Ltd	438,328
10,500	SATS Ltd.*	20,828
48,772	Sea Ltd., ADR*	1,766,522
438,800	Seatrium Ltd.*	34,480
282,300	Sembcorp Industries Ltd.	1,086,535
1,025,100	Sheng Siong Group Ltd.	1,196,287
16,900	Singapore Airlines Ltd.	80,195
13,200	Singapore Exchange Ltd.	93,193
23,500	Singapore Technologies Engineering Ltd.	65,241
103,200	Singapore Telecommunications Ltd.	178,448
37,700	Suntec Real Estate Investment Trust	32,527
686,300	United Overseas Bank Ltd.	13,988,127
7,700	UOL Group Ltd.	34,075
2,400	Venture Corp., Ltd	22,463
42,900	Wilmar International Ltd.	116,608
374,300	Yanlord Land Group Ltd.*	151,311
	Total Singapore	22,312,793
South Africa - 0.5%
16,563	Capitec Bank Holdings Ltd.	1,727,223
25,318	Gold Fields Ltd.	385,654
66,089	Gold Fields Ltd., ADR	1,010,501
4,576	Naspers Ltd., Class N Shares*	844,175
6,486,996	Sibanye Stillwater Ltd.	7,160,310
	Total South Africa	11,127,863
South Korea - 3.4%
497	Alteogen Inc.*	30,628
356	Amorepacific Corp.	35,451
103,572	BNK Financial Group Inc.	571,745
1,387	Celltrion Healthcare Co., Ltd.	79,557
1,462	Celltrion Inc.	183,611
421	Celltrion Pharm Inc.*	26,103
1,556	Cheil Worldwide Inc.	23,443
340	CJ Corp.	24,101
296	CosmoAM&T Co., Ltd.*	37,606

Schedules of Investments November 30, 2023 (unaudited) Destinations International Equity Fund (continued)

Shares/Units	Security	Value
South Korea - 3.4% - (continued)
648	DB Insurance Co., Ltd.	$41,761
4,405	DGB Financial Group Inc.	28,766
824	Doosan Bobcat Inc.	28,949
8,751	Doosan Co., Ltd.	620,952
6,219	Doosan Enerbility Co., Ltd.*	75,662
631	Ecopro BM Co., Ltd.	133,445
259	Ecopro Co., Ltd.	149,498
246	F&F Co., Ltd.	16,277
754	Fila Holdings Corp.	22,140
702	GS Holdings Corp.	22,283
3,955	Hana Financial Group Inc.	126,860
678	Hanjin Kal Corp.	28,149
1,048	Hankook Tire & Technology Co., Ltd.	36,450
115	Hanmi Pharm Co., Ltd.	27,148
2,894	Hanon Systems	16,165
624	Hanwha Aerospace Co., Ltd.	60,520
52,573	Hanwha Corp.	1,036,434
9,302	Hanwha Life Insurance Co., Ltd.*	19,750
1,060	Hanwha Ocean Co., Ltd.*	22,441
1,312	Hanwha Solutions Corp.*	34,139
39,521	Hanwha Systems Co., Ltd.	490,188
942	HD Hyundai Co., Ltd.	43,617
8,551	HD Hyundai Electric Co., Ltd.	554,100
14,495	HD Hyundai Heavy Industries Co., Ltd.	1,397,911
2,782	HD Hyundai Infracore Co., Ltd.	16,741
33,618	HD Korea Shipbuilding & Offshore Engineering Co., Ltd.	2,892,784
661	HL Mando Co., Ltd.	18,155
1,417	HLB Inc.*	34,817
3,503	HMM Co., Ltd.	41,777
454	Hotel Shilla Co., Ltd.	22,942
271	HYBE Co., Ltd.*	45,000
942	Hyundai Engineering & Construction Co., Ltd.	26,011
157	Hyundai Glovis Co., Ltd.	21,001
53,767	Hyundai Marine & Fire Insurance Co., Ltd.	1,297,998
375	Hyundai Mipo Dockyard Co., Ltd.*	23,435
824	Hyundai Mobis Co., Ltd.	145,378
2,809	Hyundai Motor Co.	345,894
888	Hyundai Steel Co.	24,080
13,007	Hyundai Wia Corp.	597,148
4,026	Industrial Bank of Korea	36,611
93,580	JB Financial Group Co., Ltd.	748,825
4,183	Kakao Corp.	162,775
3,139	KakaoBank Corp.	63,398
5,125	KB Financial Group Inc.	205,926
112	KCC Corp.	17,941
844	KEPCO Plant Service & Engineering Co., Ltd.	22,568
3,512	Kia Corp.	232,340
30,305	Korea Aerospace Industries Ltd.	1,081,779
3,806	Korea Electric Power Corp.	55,158
527	Korea Investment Holdings Co., Ltd.	24,219
127	Korea Zinc Co., Ltd.	48,076
3,479	Korean Air Lines Co., Ltd.	60,141
306	Krafton Inc.*	50,080
1,261	KT&G Corp.	85,488

Schedules of Investments November 30, 2023 (unaudited) Destinations International Equity Fund (continued)

Shares/Units	Security	Value
South Korea - 3.4% - (continued)
212	Kumho Petrochemical Co., Ltd.	$20,835
360	L&F Co., Ltd.	48,962
21,255	LEENO Industrial Inc.	3,273,798
5,012	LG Chem Ltd.	1,918,986
1,180	LG Corp.	76,190
3,848	LG Display Co., Ltd.	37,113
1,428	LG Electronics Inc.	113,000
534	LG Energy Solution Ltd.*	187,151
111	LG H&H Co., Ltd.	28,515
214	LG Innotek Co., Ltd.	39,076
3,017	LG Uplus Corp.	24,354
235	Lotte Chemical Corp.	27,821
1,089	Lotte Corp.	23,478
729	Lotte Energy Materials Corp.	25,281
12,386	LOTTE Fine Chemical Co., Ltd.	549,498
16,462	LS Corp.	1,074,542
66,173	LX INTERNATIONAL Corp.	1,516,248
1,419	Meritz Financial Group Inc.	60,512
4,464	Mirae Asset Securities Co., Ltd.	24,650
17,044	NAVER Corp.	2,732,970
155	NCSoft Corp.	31,293
2,677	NH Investment & Securities Co., Ltd.	21,149
118,259	NICE Information Service Co., Ltd.	818,191
10,103	OCI Holdings Co., Ltd.	768,918
218	Orion Corp.	19,769
5,618	Pan Ocean Co., Ltd.	19,582
607	Pearl Abyss Corp.*	17,674
394	POSCO Future M Co., Ltd.	98,716
1,008	POSCO Holdings Inc.	375,519
669	Posco International Corp.	29,526
478	S-1 Corp.	22,158
194	Samsung Biologics Co., Ltd.*(a)	108,311
1,057	Samsung C&T Corp.	96,919
906	Samsung Card Co., Ltd.	23,012
807	Samsung Electro-Mechanics Co., Ltd.	90,023
543,297	Samsung Electronics Co., Ltd.	30,260,180
2,158	Samsung Engineering Co., Ltd.*	41,982
553	Samsung Fire & Marine Insurance Co., Ltd.	102,598
10,928	Samsung Heavy Industries Co., Ltd.*	67,180
931	Samsung Life Insurance Co., Ltd.	50,172
1,717	Samsung SDI Co., Ltd.	625,046
472	Samsung SDS Co., Ltd.	61,078
758	Samsung Securities Co., Ltd.	22,884
6,677	Shinhan Financial Group Co., Ltd.	189,749
440	SK Biopharmaceuticals Co., Ltd.*	29,182
416	SK Bioscience Co., Ltd.*	21,688
143,312	SK Hynix Inc.	14,799,628
390	SK IE Technology Co., Ltd.*(a)	21,348
442	SK Inc.	55,704
845	SK Innovation Co., Ltd.*	93,235
4,739	SK Networks Co., Ltd.	20,606
1,384	SK Square Co., Ltd.*	54,191
389	SKC Co., Ltd.	29,091

Schedules of Investments November 30, 2023 (unaudited) Destinations International Equity Fund (continued)

Shares/Units	Security	Value
South Korea - 3.4% - (continued)
841	S-Oil Corp.	$44,083
10,652	Tokai Carbon Korea Co., Ltd.	810,108
9,155	Woori Financial Group Inc.	91,588
21,444	Youngone Corp.	721,852
122,432	Yuhan Corp.	5,777,945
	Total South Korea	82,829,194
Spain - 1.2%
183	Acciona SA	25,878
44,605	Acerinox SA	489,416
2,969	ACS Actividades de Construccion y Servicios SA	118,605
947	Aena SME SA(a)	163,122
145,157	Amadeus IT Group SA	9,948,097
80,588	Banco Bilbao Vizcaya Argentaria SA	749,366
1,277,391	Banco de Sabadell SA	1,863,383
214,903	Banco Santander SA	890,298
10,573	Bankinter SA	74,214
1,729,924	CaixaBank SA	7,786,131
7,102	Cellnex Telecom SA(a)	271,789
32,368	Compania de Distribucion Integral Logista Holdings SA	838,274
796	Corp. ACCIONA Energias Renovables SA	23,621
4,154	EDP Renovaveis SA	75,931
2,659	Enagas SA	48,654
4,267	Endesa SA	89,149
6,965	Ferrovial SE	241,185
94,545	Fluidra SA(c)	1,952,032
3,719	Grifols SA*	52,701
3,225	Grifols SA, Class B Shares*	31,300
78,705	Iberdrola SA	973,401
33,900	Indra Sistemas SA	523,449
14,456	Industria de Diseno Textil SA	596,682
10,988	Mapfre SA	24,219
56,426	Merlin Properties Socimi SA	570,833
2,049	Naturgy Energy Group SA	61,190
5,319	Redeia Corp. SA	89,195
19,160	Repsol SA	294,125
67,525	Telefonica SA	291,279
	Total Spain	29,157,519
Sweden - 3.8%
3,878	Alfa Laval AB	144,799
139,615	Assa Abloy AB, Class B Shares	3,578,302
33,451	Atlas Copco AB, Class A Shares	516,526
20,001	Atlas Copco AB, Class B Shares	264,125
780	Axfood AB	19,431
4,917	Beijer Ref AB, Class B Shares	54,537
357,219	Boliden AB	9,532,028
6,115	Castellum AB	74,714
303,069	Cloetta AB, Class B Shares	525,336
988,210	Electrolux AB, Class B Shares*	9,757,155
1,402,223	Elekta AB, Class B Shares	10,927,538
194,409	Epiroc AB, Class A Shares	3,627,631
2,084	Epiroc AB, Class B Shares	32,802
5,992	EQT AB	141,902
198,699	Essity AB, Class B Shares	4,970,491
2,516	Evolution AB(a)	261,614

Schedules of Investments November 30, 2023 (unaudited) Destinations International Equity Fund (continued)

Shares/Units	Security	Value
Sweden - 3.8% - (continued)
9,148	Fastighets AB Balder, Class B Shares*	$54,258
293,663	Fortnox AB	1,560,336
588,399	Getinge AB, Class B Shares	12,527,011
8,052	H & M Hennes & Mauritz AB, Class B Shares	128,870
146,139	Hemnet Group AB	3,313,459
238,592	Hexagon AB, Class B Shares	2,392,156
1,226	Holmen AB, Class B Shares	51,450
4,183	Husqvarna AB, Class B Shares	32,010
5,356	Industrivarden AB, Class A Shares	161,236
3,243	Indutrade AB	71,332
2,410	Investment AB Latour, Class B Shares	54,006
5,655	Investor AB, Class A Shares	116,120
21,952	Investor AB, Class B Shares	456,429
3,241	Kinnevik AB, Class B Shares*	30,285
1,790	L E Lundbergforetagen AB, Class B Shares	87,150
3,055	Lifco AB, Class B Shares	66,278
20,675	Nibe Industrier AB, Class B Shares	122,593
17,207	Olink Holding AB, ADR*	444,801
1,177	Saab AB, Class B Shares	60,436
25,100	Sagax AB, Class D Shares	64,294
14,478	Sandvik AB	285,913
6,719	Securitas AB, Class B Shares	60,488
21,594	Skandinaviska Enskilda Banken AB, Class A Shares	261,282
5,593	Skanska AB, Class B Shares	89,827
888,535	SKF AB, Class B Shares	16,713,610
374,508	SSAB AB, Class B Shares	2,768,781
170,145	Svenska Cellulosa AB SCA, Class B Shares	2,527,342
19,656	Svenska Handelsbanken AB, Class A Shares	186,121
467	Svenska Handelsbanken AB, Class B Shares	5,409
3,036	Sweco AB, Class B Shares	36,357
89,825	Swedbank AB, Class A Shares	1,649,161
2,253	Swedish Orphan Biovitrum AB*	53,563
7,959	Tele2 AB, Class B Shares	62,441
38,939	Telefonaktiebolaget LM Ericsson, Class B Shares	192,071
29,819	Telia Co. AB	70,690
2,578	Trelleborg AB, Class B Shares	80,061
2,347,810	VEF AB*	419,793
35,732	Vitec Software Group AB, Class B Shares	1,871,712
22,894	Volvo AB, Class B Shares	530,818
6,766	Volvo Car AB, Class B Shares*	22,092
	Total Sweden	94,110,973
Switzerland - 4.5%
20,552	ABB Ltd., Class Registered Shares	816,155
17,305	Accelleron Industries AG	497,909
2,536	Adecco Group AG, Class Registered Shares	122,283
87,849	Alcon Inc.	6,627,283
1,452	Avolta AG*	50,697
370	Bachem Holding AG, Class B Shares	27,533
790	Baloise Holding AG, Class Registered Shares	120,905
614	Banque Cantonale Vaudoise, Class Registered Shares	74,849
4,234	Barry Callebaut AG, Class Registered Shares	7,062,328
114	Belimo Holding AG, Class Registered Shares	55,557
318	BKW AG	56,159
149	Chocoladefabriken Lindt & Spruengli AG	1,841,750

Schedules of Investments November 30, 2023 (unaudited) Destinations International Equity Fund (continued)

Shares/Units	Security	Value
Switzerland - 4.5% - (continued)
1	Chocoladefabriken Lindt & Spruengli AG, Class Registered Shares	$122,172
23,332	Cie Financiere Richemont SA, Class Registered Shares	2,921,059
3,603	Clariant AG, Class Registered Shares*	53,940
2,962	Coca-Cola HBC AG*	82,252
755	DKSH Holding AG	49,887
2,561	DSM-Firmenich AG	242,804
85	EMS-Chemie Holding AG, Class Registered Shares	60,079
339	Flughafen Zurich AG, Class Registered Shares	71,842
393	Geberit AG, Class Registered Shares	220,536
1,466	Georg Fischer AG, Class Registered Shares	96,204
1,153	Givaudan SA, Class Registered Shares	4,315,492
1,091,164	Glencore PLC	6,118,080
651	Helvetia Holding AG, Class Registered Shares	89,014
6,618	Holcim AG*	487,128
427,811	Julius Baer Group Ltd.	21,677,230
676	Kuehne + Nagel International AG, Class Registered Shares	195,695
1,957	Logitech International SA, Class Registered Shares	170,871
1,904	Lonza Group AG, Class Registered Shares	737,286
130,365	Nestle SA, Class Registered Shares	14,841,232
23,200	Novartis AG, ADR	2,271,280
4,499	Novartis AG, Class Registered Shares	439,978
3,358	Partners Group Holding AG	4,435,493
505	PSP Swiss Property AG, Class Registered Shares	66,797
383	Roche Holding AG-BR	109,304
32,847	Roche Holding AG-GENUSSCHEIN	8,865,054
5,709	Sandoz Group AG*	163,068
15,871	Schindler Holding AG	3,553,597
103	Schindler Holding AG, Class Registered Shares	22,078
49,689	SGS SA, Class Registered Shares	4,225,197
4,116	SIG Group AG*	96,406
13,614	Sika AG, Class Registered Shares	3,692,845
637	Sonova Holding AG, Class Registered Shares	184,277
1,367	Straumann Holding AG, Class Registered Shares	188,097
503	Swatch Group AG	132,146
479	Swiss Life Holding AG, Class Registered Shares	307,286
848	Swiss Prime Site AG, Class Registered Shares	85,392
4,074	Swiss Re AG	480,731
382	Swisscom AG, Class Registered Shares	222,814
155	Tecan Group AG, Class Registered Shares	56,513
751	Temenos AG, Class Registered Shares	63,985
326,826	UBS Group AG, Class Registered Shares	9,207,107
367	VAT Group AG(a)	170,885
2,005	Zurich Insurance Group AG	1,003,507
	Total Switzerland	109,950,048
Taiwan - 3.0%
127,000	Arcadyan Technology Corp.	662,291
103,000	Chicony Electronics Co., Ltd.	523,798
116,844	Chief Telecom Inc.	1,202,636
660,000	Compeq Manufacturing Co., Ltd.	1,536,117
222,911	Delta Electronics Inc.	2,239,980
98,000	Elan Microelectronics Corp.	471,914
80,000	Elite Material Co., Ltd.	970,346
214,000	Gold Circuit Electronics Ltd.	1,543,871
40,000	International Games System Co., Ltd.	849,050

Schedules of Investments November 30, 2023 (unaudited) Destinations International Equity Fund (continued)

Shares/Units	Security	Value
Taiwan - 3.0% - (continued)
789,000	King Yuan Electronics Co., Ltd.	$2,070,640
74,000	Makalot Industrial Co., Ltd.	844,636
228,285	Materials Analysis Technology Inc.	1,722,540
162,000	Powertech Technology Inc.	576,952
759,000	Radiant Opto-Electronics Corp.	3,192,811
279,000	Simplo Technology Co., Ltd.	3,375,937
220,000	Sino-American Silicon Products Inc.	1,283,605
76,000	Sporton International Inc.	578,945
470,715	Supreme Electronics Co., Ltd.	838,689
326,000	T3EX Global Holdings Corp.	799,744
1,496,762	Taiwan Semiconductor Manufacturing Co., Ltd.	27,398,024
188,847	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	18,376,702
36,981	Voltronic Power Technology Corp.	1,887,352
	Total Taiwan	72,946,580
Thailand - 0.2%
1,677,300	AP Thailand PCL(b)	512,153
1,118,900	Betagro PCL(b)	752,893
68,700	Bumrungrad Hospital PCL(b)@	433,138
919,500	CP ALL PCL, Class F Shares(b)	1,351,824
1,856,700	Regional Container Lines PCL(b)	1,018,377
18,331,200	Sansiri PCL(b)	865,510
1,127,600	Supalai PCL(b)	561,090
	Total Thailand	5,494,985
Turkey - 0.2%
166,774	Anadolu Efes Biracilik Ve Malt Sanayii AS	639,723
56,319	Dogus Otomotiv Servis ve Ticaret AS	478,189
307,386	Enerjisa Enerji AS(a)	508,998
1,305,268	Sok Marketler Ticaret AS	2,650,800
59,044	Turk Traktor ve Ziraat Makineleri AS	1,411,995
	Total Turkey	5,689,705
United Arab Emirates - 0.0%
81,922	Network International Holdings PLC*(a)	404,426
United Kingdom - 9.3%
13,525	3i Group PLC	382,172
24,986	abrdn PLC	51,474
3,976	Admiral Group PLC	135,813
13,647	Airtel Africa PLC(a)	18,877
184,250	AJ Bell PLC	595,925
4,529	Allfunds Group PLC	28,679
21,216	Amcor PLC	201,039
16,561	Anglo American PLC	448,683
52,270	Ashtead Group PLC	3,147,631
233,274	Ashtead Technology Holdings PLC	1,757,931
549,966	Associated British Foods PLC	16,524,904
19,759	AstraZeneca PLC	2,528,322
76,572	AstraZeneca PLC, ADR	4,945,786
9,295	Auto Trader Group PLC(a)	85,152
39,724	Aviva PLC	209,536
408,595	B&M European Value Retail SA	2,965,867
793,216	BAE Systems PLC	10,524,091
128,811	Balfour Beatty PLC	529,126
209,456	Barclays PLC	375,928
15,283	Barratt Developments PLC	99,406

Schedules of Investments November 30, 2023 (unaudited) Destinations International Equity Fund (continued)

Shares/Units	Security	Value
United Kingdom - 9.3% - (continued)
7,702	Beazley PLC	$52,239
1,676	Berkeley Group Holdings PLC	98,410
226,345	BP PLC	1,370,905
427,157	Bridgepoint Group PLC(a)	1,255,109
29,660	British American Tobacco PLC	943,844
165,082	British Land Co. PLC	734,996
85,872	BT Group PLC	133,641
4,681	Bunzl PLC	177,891
5,420	Burberry Group PLC	100,259
578,944	Bytes Technology Group PLC	3,956,009
7,121,767	Centrica PLC	13,423,701
13,282	CNH Industrial NV	141,267
24,293	Compass Group PLC	614,710
13,111	Computacenter PLC	449,232
24,862	ConvaTec Group PLC(a)	70,705
30,250	Croda International PLC	1,715,011
1,264	Dechra Pharmaceuticals PLC	61,019
247,615	Diageo PLC	8,667,258
234,803	DiscoverIE Group PLC	1,832,607
16,051	Dowlais Group PLC	20,763
119,966	Drax Group PLC	661,732
3,179,028	DS Smith PLC	11,675,205
43,099	Dunelm Group PLC	568,701
2,552	Endeavour Mining PLC	59,308
702,621	Entain PLC	7,143,450
2,764	Ferguson PLC	468,157
132,661	Future PLC	1,432,177
54,449	GSK PLC	979,338
1,772,350	Haleon PLC	7,432,548
5,064	Halma PLC	136,392
151,386	Harbour Energy PLC	440,382
5,744	Hargreaves Lansdown PLC	52,297
6,538	Howden Joinery Group PLC	60,482
263,439	HSBC Holdings PLC	2,008,689
333,160	IMI PLC	6,591,817
10,898	Imperial Brands PLC	254,459
88,698	Inchcape PLC	711,285
18,006	Informa PLC	169,070
2,320	InterContinental Hotels Group PLC	179,367
3,959	Intermediate Capital Group PLC	78,306
79,719	Intertek Group PLC	4,020,655
45,833	ITV PLC	34,925
21,877	J Sainsbury PLC	79,126
36,229	JD Sports Fashion PLC	71,886
46,604	JET2 PLC	708,946
2,570	Johnson Matthey PLC	50,353
1,122,782	Johnson Service Group PLC	1,866,019
70,321	Keller Group PLC	724,853
766,718	Kin & Carta PLC*(b)	997,044
29,261	Kingfisher PLC	81,095
10,290	Land Securities Group PLC	81,373
5,554,502	Legal & General Group PLC	16,146,367
866,710	Lloyds Banking Group PLC	476,849
41,611	London Stock Exchange Group PLC	4,681,877

Schedules of Investments November 30, 2023 (unaudited) Destinations International Equity Fund (continued)

Shares/Units	Security	Value
United Kingdom - 9.3% - (continued)
31,192	M&G PLC	$82,657
371,007	Marks & Spencer Group PLC*	1,178,438
16,958	Melrose Industries PLC	111,148
6,867	Mondi PLC	122,382
340,401	Mortgage Advice Bureau Holdings Ltd.	3,053,001
48,999	National Grid PLC	636,060
2,640,641	NatWest Group PLC	6,953,252
1,585	Next PLC	159,077
180,523	Ocado Group PLC*	1,374,872
184,004	OSB Group PLC	871,829
309,651	Patisserie Holdings PLC*(b)(d)	3,909
11,096	Pearson PLC	131,460
670,304	Persimmon PLC	10,623,454
7,579	Phoenix Group Holdings PLC	44,699
9,639	Reckitt Benckiser Group PLC	658,233
244,217	Redde Northgate PLC	1,108,128
25,382	RELX PLC	976,427
480	Renishaw PLC	19,104
33,744	Rentokil Initial PLC	184,322
8,200	Rightmove PLC	56,609
14,769	Rio Tinto PLC	1,008,166
109,150	Rolls-Royce Holdings PLC*	370,950
6,351	RS GROUP PLC	60,135
15,581	Sage Group PLC	222,836
17,892	Schroders PLC	90,790
17,434	Segro PLC	178,946
4,586	Severn Trent PLC	150,903
89,711	Shell PLC	2,907,734
1,230,142	Smith & Nephew PLC	15,943,498
4,373	Smiths Group PLC	91,155
26,152	Spirax-Sarco Engineering PLC	3,061,351
14,705	SSE PLC	341,052
1,235,752	St James's Place PLC	10,140,439
30,004	Standard Chartered PLC	249,383
6,248	Tate & Lyle PLC	49,040
53,980	Taylor Wimpey PLC	88,644
90,148	Tesco PLC	325,732
60,529	Unilever PLC, EUR	2,883,643
33,543	Unilever PLC, GBP	1,598,225
5,277	UNITE Group PLC	64,909
11,093	United Utilities Group PLC	153,136
321,780	Vodafone Group PLC	290,409
2,681	Weir Group PLC	63,594
2,706	Whitbread PLC	105,867
15,059	Willis Towers Watson PLC	3,709,032
9,506	Wise PLC, Class A Shares*	94,282
13,986	WPP PLC	125,324
242,475	YouGov PLC	3,186,346
12,330	YuLife Holdings Ltd., Class C Shares*(b)@	277,602
	Total United Kingdom	228,682,632
United States - 1.8%
42,546	Agilent Technologies Inc.	5,437,379
35,129	Analog Devices Inc.	6,441,956
9,255	ANSYS Inc.*	2,715,047

Schedules of Investments November 30, 2023 (unaudited) Destinations International Equity Fund (continued)

Shares/Units	Security	Value
United States - 1.8% - (continued)
13,008	BeiGene Ltd., ADR*	$2,431,716
56,482	Bruker Corp.	3,676,413
44,835	Cadence Design Systems Inc.*	12,252,060
572	Canva Inc., Private Placement*(b)(d)@	536,124
97,853	Codere Online Luxembourg SA Forward Shares*(b)	321,936
24,735	Codere Online Luxembourg SA Founders Shares*(b)	81,378
1,830	Codere Online Luxembourg SA Private Shares*(b)	6,021
117,681	Coupang Inc., Class A Shares*	1,798,166
9,100	Estee Lauder Cos., Inc., Class A Shares	1,161,979
7,646	Linde PLC	3,163,685
7,469	Mastercard Inc., Class A Shares	3,090,896
1,640	MSCI Inc., Class A Shares	854,194
404	S&P Global Inc.	167,995
15,900	Samsonite International SA*(a)	46,409
8,367	Starbucks Corp.	830,843
	Total United States	45,014,197
Uruguay - 0.7%
10,191	MercadoLibre Inc.*	16,514,108
	TOTAL COMMON STOCKS
	(Cost - $1,999,157,615)	2,300,799,976
EXCHANGE TRADED FUNDS (ETFs) - 3.7%
United States - 3.7%
1,095,559	iShares Core MSCI Emerging Markets	54,394,504
658,265	iShares MSCI EAFE Value	33,248,965
25,100	Vanguard FTSE All World ex-US Small-Capital	2,772,295
	Total United States	90,415,764
	TOTAL EXCHANGE TRADED FUNDS (ETFs)
	(Cost - $86,296,935)	90,415,764
PREFERRED STOCKS - 0.4%
Germany - 0.4%
100,524	Dr Ing hc F Porsche AG(a)	9,196,403
United States - 0.0%
31	Canva Inc., Series A, Private Placement*(b)(d)@	29,056
1	Canva Inc., Series A-3, Private Placement*(b)(d)@	939
	Total United States	29,995
	TOTAL PREFERRED STOCKS
	(Cost - $9,751,612)	9,226,398
WARRANTS - 0.0%
Canada – 0.0%
2,323	Constellation Software Inc.*(b)	–
United States - 0.0%
915	Codere Online Luxembourg SA*	53
	TOTAL WARRANTS
	(Cost - $0)	53
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
	(Cost - $2,095,206,162)	2,400,442,191

Schedules of Investments

November 30, 2023 (unaudited)

Destinations International Equity Fund (continued)

Face Amount†		Security	Value
SHORT-TERM INVESTMENTS - 1.8%
TIME DEPOSITS - 1.8%
38,200	AUD	ANZ National Bank - Hong Kong, 2.900% due 12/1/23	$25,239
		BNP Paribas SA - Paris:
3,809	CHF	0.560% due 12/1/23	4,350
189,441	GBP	4.160% due 12/1/23	239,170
249,666	ZAR	6.570% due 12/1/23	13,243
		Brown Brothers Harriman - Grand Cayman:
131,459	DKK	2.500% due 12/1/23	19,197
456,372	SEK	2.700% due 12/1/23	43,452
3,297,645	NOK	3.090% due 12/1/23	304,680
11,252	NZD	3.350% due 12/1/23	6,929
766,252	GBP	4.160% due 12/1/23	967,393
1	ZAR	6.570% due 12/1/23	–
212,789	EUR	Citibank - London, 2.810% due 12/1/23	231,642
$29,761,848		Citibank - New York, 4.680% due 12/1/23	29,761,848
1,266,396	HKD	Hong Kong & Shanghai Bank - Hong Kong, 3.220% due 12/1/23	162,121
36,499	SGD	Hong Kong & Shanghai Bank - Singapore, 2.500% due 12/1/23	27,286
1,661,523		JPMorgan Chase & Co. - New York, 4.680% due 12/1/23	1,661,523
		Royal Bank of Canada - Toronto:
199,283	CAD	3.790% due 12/1/23	146,867
10,090,067		4.680% due 12/1/23	10,090,067
140,024	EUR	Skandinaviska Enskilda Banken AB - Stockholm, 2.810% due 12/1/23	152,430
		Sumitomo Mitsui Banking Corp. - Tokyo:
47,022,449	JPY	(0.330)% due 12/1/23	317,194
65,537		4.680% due 12/1/23	65,537
		TOTAL TIME DEPOSITS
		(Cost - $44,240,168)	44,240,168
U.S. GOVERNMENT AGENCY - 0.0%
693,000		Federal Home Loan Bank Discount Notes, 5.200% due 12/1/23(e)
		(Cost - $693,000)	693,000
		TOTAL SHORT-TERM INVESTMENTS
		(Cost - $44,933,168)	44,933,168

Shares/Units

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 1.2%
MONEY MARKET FUND - 1.2%
29,074,552		Federated Government Obligations Fund, Premier Class, 5.213%(f)
		(Cost - $29,074,552)	29,074,552
		TOTAL INVESTMENTS - 100.9%
		(Cost - $2,169,213,882)	2,474,449,911
		Liabilities in Excess of Other Assets - (0.9)%	(22,274,778)
		TOTAL NET ASSETS - 100.0%	$2,452,175,133

Schedules of Investments

November 30, 2023 (unaudited)

Destinations International Equity Fund (continued)

†	Face amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
(a)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at November 30, 2023, amounts to $48,522,907 and represents 1.98% of net assets.
(b)	Illiquid security. The aggregate value of illiquid holdings at November 30, 2023, amounts to $13,730,654 and represents 0.56% of net assets.
(c)	All or a portion of this security is on loan.
(d)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees using significant unobservable inputs.
(e)	Rate shown represents yield-to-maturity.
(f)	Represents investment of collateral received from securities lending transactions.
@	Restricted security – Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and maybe sold only to qualified buyers.

Security	First Acquisition Date	First Acquisition Cost	Market Value	Percent of Net Assets
Bumrungrad Hospital PCL	1/27/2023	$79,602	$433,138	0.02%
Canva Inc., Private Placement	8/16/2021	397,070	536,124	0.02%
Canva Inc., Series A, Private Placement	11/4/2021	52,848	29,056	0.00	%*
Canva Inc., Series A-3, Private Placement	11/4/2021	1,705	939	0.00	%*
Novatek PJSC, GDR	3/19/2020	251,081	112	0.00	%*
Sberbank of Russia PJSC	4/6/2017	557,253	630	0.00	%*
TCS Group Holding PLC, GDR	1/24/2022	381,460	2	0.00	%*
YuLife Holdings Ltd., Class C Shares	10/11/2022	243,652	277,602	0.01%
			$1,277,603	0.05%

Abbreviations used in this schedule:
ADR	—	American Depositary Receipts
GDR	—	Global Depositary Receipts
PCL	—	Public Company Limited
PLC	—	Public Limited Company
REIT	—	Real Estate Investment Trust

Summary of Investments by Security Sector^
Consumer Non-cyclical	18.3%
Financial	17.7
Industrial	16.9
Consumer Cyclical	10.8
Technology	10.3
Basic Materials	6.4
Energy	5.4
Communications	5.1
Utilities	2.5
Diversified	0.0 *
Exchange Traded Funds (ETFs)	3.6
Short-Term Investments	1.8
Money Market Fund	1.2
100.0%

^ As a percentage of total investments.
* Position represents less than 0.005%.

Schedules of Investments

November 30, 2023 (unaudited)

Destinations International Equity Fund (concluded)

At November 30, 2023, Destinations International Equity Fund had open exchange traded futures contracts as described below.

The unrealized appreciation on the open contracts was as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amounts	Market Value	Unrealized Appreciation
Contracts to Buy:
MSCI EAFE Index December Futures	5	12/23	$521,675	$531,650	$9,975

At November 30, 2023, Destinations International Equity Fund had deposited cash of $7,315 with a broker or brokers as margin collateral on open exchange traded futures contracts.

Schedule of Options Contracts Written

Equity Options

Number of Contracts	Notional Amount	Security Name	Counterparty	Expiration Date	Exercise Rate	Value
16	1,844,000 CHF	Partners Group Holding AG, Call	BBH	1/19/24	$1,200.00	$(4,294)
		TOTAL OPTION CONTRACTS WRITTEN
		(Premiums received — $2,235)				$(4,294)

Currency Abbreviations used in this schedule:
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
ZAR	—	South African Rand

Counterparty Abbreviations used in this schedule:
BBH	—	Brown Brothers Harriman & Co.
MSCS	—	Morgan Stanley Capital Services LLC

OTC Total Return Swaps

Currency	Notional Amount	Maturity Date	Counterparty	Payment Frequency	Pay	Receive	Unrealized Appreciation/ (Depreciation)
USD	5,609,516	11/10/2025	MSCS	3-Month	1-Month FED + 0.40%	Investcorp Capital PLC	$(24,630)
USD	856,202	12/1/2025	MSCS	3-Month	1-Month FED + 0.40%	Dubai Taxi Co PJSC	(1)
USD	1,012	12/1/2025	MSCS	3-Month	1-Month FED + 0.40%	LS Materials Ltd.	–
							$(24,631)

Schedules of Investments

November 30, 2023 (unaudited)

Destinations Core Fixed Income Fund

Face Amount/Units	Security	Value
MORTGAGE-BACKED SECURITIES - 25.4%
FHLMC - 6.9%
	Federal Home Loan Mortgage Corp. (FHLMC)., Gold:
$514,535	2.000% due 5/1/36	$453,799
197,365	2.000% due 6/1/36	174,063
91,130	2.000% due 12/1/40	76,044
576,533	2.000% due 5/1/41	475,365
686,587	2.000% due 12/1/41	567,784
284,120	2.000% due 9/1/50	223,562
498,190	2.000% due 10/1/50	390,098
7,414,276	2.000% due 3/1/51	5,794,729
1,224,633	2.000% due 4/1/51	957,358
489,225	2.000% due 5/1/51	386,259
189,527	2.000% due 8/1/51	147,760
192,536	2.000% due 11/1/51	151,160
752,455	2.000% due 4/1/52	593,406
286,150	2.500% due 5/1/50	235,359
341,016	2.500% due 6/1/50	279,319
1,886,942	2.500% due 7/1/50	1,543,757
500,143	2.500% due 9/1/50	409,759
74,247	2.500% due 10/1/50	61,298
591,312	2.500% due 11/1/50	482,306
179,830	2.500% due 2/1/51	148,289
449,464	2.500% due 3/1/51	366,326
211,753	2.500% due 5/1/51	172,459
296,013	2.500% due 7/1/51	241,514
175,794	2.500% due 8/1/51	143,163
327,493	2.500% due 10/1/51	266,754
6,051,885	2.500% due 12/1/51	4,906,367
6,611,090	2.500% due 1/1/52	5,384,024
1,153,678	2.500% due 4/1/52	935,353
659,548	3.000% due 2/1/33	620,871
374,383	3.000% due 5/1/33	348,621
284,484	3.000% due 3/1/35	262,576
513,830	3.000% due 5/1/35	474,789
4,103,297	3.000% due 3/1/42	3,631,892
117,932	3.000% due 1/1/47	102,311
236,804	3.000% due 2/1/47	205,421
5,076,903	3.000% due 4/1/50	4,211,393
220,952	3.000% due 7/1/50	188,359
783,058	3.000% due 8/1/51	665,822
506,801	3.000% due 9/1/51	431,783
613,963	3.000% due 10/1/51	523,087
7,689,795	3.000% due 1/1/52	6,594,716
8,206,098	3.000% due 5/1/52	7,010,573
6,919,737	3.000% due 6/1/52	5,860,303
3,725,247	3.030% due 1/1/50	2,835,663
797,169	3.500% due 8/1/43	723,024
12,714,231	3.500% due 12/1/46	11,437,809
353,349	3.500% due 1/1/48	317,471
374,840	3.500% due 4/1/50	334,981
647,010	4.000% due 10/1/44	604,914
43,243	4.000% due 4/1/47	40,477
830,097	4.000% due 12/1/47	770,360

Schedules of Investments

November 30, 2023 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
FHLMC - 6.9% - (continued)
$5,974,256	4.000% due 3/1/49	$5,527,862
720,688	4.000% due 4/1/49	667,513
157,249	4.000% due 5/1/49	146,789
518,255	4.000% due 7/1/49	482,021
9,905,214	4.000% due 8/1/51	9,176,246
13,202,384	4.350% due 10/1/32	12,332,304
7,700,000	4.380% due 5/1/28	7,452,674
306,507	4.500% due 5/1/48	291,252
5,538,083	4.500% due 7/1/52	5,190,153
7,600,000	4.840% due 4/1/30	7,464,501
185,489	5.000% due 8/1/52	179,046
6,421,968	5.000% due 9/1/52	6,190,752
871,132	5.000% due 10/1/52	839,796
849,123	5.000% due 1/1/53	817,266
1,751,348	5.000% due 4/1/53	1,686,038
654,841	5.500% due 2/1/53	647,962
7,105,415	5.500% due 5/1/53	7,002,198
450,701	6.000% due 12/1/52	456,026
191,145	6.000% due 3/1/53	193,294
	TOTAL FHLMC	140,908,343

Schedules of Investments

November 30, 2023 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
FNMA - 16.0%
	Federal National Mortgage Association (FNMA):
$1,066,078	1.500% due 9/1/51	$786,835
250,257	1.500% due 10/1/51	184,576
146,890	1.500% due 11/1/51	108,317
865,844	1.500% due 4/1/52	639,490
556,304	2.000% due 5/1/36	490,632
714,888	2.000% due 6/1/36	630,536
551,784	2.000% due 8/1/36	486,639
355,861	2.000% due 9/1/36	313,843
297,203	2.000% due 12/1/36	262,108
360,036	2.000% due 9/1/40	300,504
854,369	2.000% due 12/1/40	713,054
391,460	2.000% due 4/1/41	323,776
121,179	2.000% due 5/1/41	100,217
495,675	2.000% due 10/1/41	409,911
11,474,504	2.000% due 8/1/50	9,017,959
1,282,222	2.000% due 9/1/50	1,009,011
834,172	2.000% due 12/1/50	654,689
3,862,437	2.000% due 2/1/51	3,039,520
5,980,085	2.000% due 3/1/51	4,675,715
2,974,956	2.000% due 4/1/51	2,326,778
14,309,970	2.000% due 5/1/51	11,177,911
146,679	2.000% due 7/1/51	114,723
11,810,000	2.000% due 12/1/53 (a)	9,170,280
225,065	2.250% due 4/1/33	180,223
88,579	2.500% due 6/1/30	84,018
1,210,000	2.500% due 12/1/38 (a)	1,087,649
5,940,735	2.500% due 2/1/47	4,931,961
315,730	2.500% due 4/1/50	258,044
309,514	2.500% due 6/1/50	253,080
317,557	2.500% due 7/1/50	261,599
524,125	2.500% due 9/1/50	427,716
6,018,725	2.500% due 10/1/50	4,964,852
9,904,770	2.500% due 11/1/50	8,073,941
300,892	2.500% due 1/1/51	247,243
1,095,660	2.500% due 2/1/51	890,352
5,236,360	2.500% due 5/1/51	4,273,295
1,290,587	2.500% due 6/1/51	1,045,912
437,513	2.500% due 7/1/51	356,900
10,839,400	2.500% due 8/1/51	8,795,842
282,252	2.500% due 9/1/51	229,920
8,517,783	2.500% due 10/1/51	6,916,459
10,080,080	2.500% due 11/1/51	8,213,849
6,656,701	2.500% due 12/1/51	5,400,973
502,402	2.500% due 1/1/52	411,326
7,372,449	2.500% due 2/1/52	5,979,186
723,658	2.500% due 3/1/52	587,973
402,323	2.500% due 4/1/52	327,725
654,087	2.500% due 1/1/57	529,810
4,443,000	2.760% due 9/1/31	3,839,548
331,249	3.000% due 2/1/30	315,860
207,972	3.000% due 10/1/30	197,636
475,170	3.000% due 1/1/31	453,067

Schedules of Investments

November 30, 2023 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
FNMA - 16.0% - (continued)
$997,039	3.000% due 11/1/36	$905,320
3,481,969	3.000% due 3/1/43	3,071,884
6,440,746	3.000% due 6/1/43	5,674,194
115,221	3.000% due 11/1/48	99,467
4,095,789	3.000% due 11/1/49	3,507,311
54,329	3.000% due 12/1/49	46,523
218,205	3.000% due 2/1/50	187,424
904,441	3.000% due 8/1/50	771,222
377,365	3.000% due 10/1/50	321,075
2,446,140	3.000% due 11/1/50	2,106,509
516,854	3.000% due 12/1/50	439,758
437,951	3.000% due 5/1/51	376,476
96,552	3.000% due 6/1/51	81,902
799,080	3.000% due 7/1/51	679,251
1,024,268	3.000% due 8/1/51	870,418
863,229	3.000% due 9/1/51	735,122
1,282,997	3.000% due 10/1/51	1,090,971
1,207,111	3.000% due 11/1/51	1,024,365
638,558	3.000% due 12/1/51	542,824
301,192	3.000% due 1/1/52	254,933
6,829,558	3.000% due 2/1/52	5,784,837
339,542	3.000% due 4/1/52	290,124
463,592	3.000% due 5/1/52	394,018
4,150,249	3.000% due 4/1/53	3,551,620
217,121	3.500% due 7/1/32	209,981
668,142	3.500% due 3/1/33	642,868
399,186	3.500% due 7/1/37	369,412
624,052	3.500% due 3/1/46	560,984
670,369	3.500% due 5/1/47	608,077
806,445	3.500% due 11/1/47	722,811
450,657	3.500% due 7/1/50	401,483
169,188	3.500% due 9/1/50	151,190
9,897,738	3.500% due 11/1/50	8,830,067
634,783	3.500% due 1/1/51	564,761
1,396,166	3.500% due 2/1/51	1,246,719
7,293,322	3.500% due 7/1/51	6,488,738
695,734	3.500% due 4/1/52	615,519
1,325,000	3.500% due 12/1/53 (a)	1,161,725
475,000	3.520% due 11/1/32	424,079
7,911,024	3.720% due 6/1/32	7,101,278
290,472	4.000% due 8/1/38	278,958
447,788	4.000% due 11/1/38	428,879
90,318	4.000% due 3/1/46	84,539
569,526	4.000% due 3/1/47	529,208
55,142	4.000% due 12/1/47	51,299
79,572	4.000% due 2/1/48	73,819
875,916	4.000% due 6/1/48	813,973
1,110,407	4.000% due 10/1/48	1,031,162
114,779	4.000% due 1/1/49	107,436
943,731	4.000% due 4/1/49	866,976
149,500	4.000% due 5/1/49	138,925
40,068	4.000% due 8/1/49	37,507
649,499	4.000% due 4/1/50	602,332

Schedules of Investments

November 30, 2023 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
FNMA - 16.0% - (continued)
$407,534	4.000% due 8/1/51	$378,100
460,819	4.000% due 6/1/52	419,775
4,164,507	4.000% due 7/1/52	3,781,897
387,764	4.030% due 6/1/28	373,498
475,000	4.190% due 4/1/28	460,879
200,000	4.210% due 3/1/33	188,050
166,737	4.370% due 5/1/28	163,534
290,000	4.410% due 4/1/30	280,944
452,369	4.460% due 5/1/28	443,545
367,009	4.500% due 12/1/37	360,416
450,000	4.500% due 12/1/38 (a)	438,781
223,126	4.500% due 5/1/48	212,802
225,404	4.500% due 6/1/48	214,528
3,779,949	4.500% due 10/1/50	3,604,045
3,925,278	4.500% due 7/1/52	3,677,959
861,562	4.500% due 3/1/53	807,317
21,832,000	4.500% due 12/1/53 (a)	20,440,939
213,488	4.510% due 5/1/33	205,490
203,554	4.640% due 10/1/33	196,849
120,000	4.750% due 4/1/28	119,266
641,414	5.000% due 7/1/52	619,136
22,049,816	5.000% due 9/1/52	21,256,820
1,504,071	5.000% due 10/1/52	1,449,392
141,052	5.000% due 11/1/52	136,012
2,393,527	5.000% due 12/1/52	2,307,167
4,457,998	5.000% due 3/1/53	4,291,675
12,073,128	5.000% due 4/1/53	11,624,009
447,680	5.500% due 10/1/52	442,977
831,072	5.500% due 11/1/52	819,937
1,412,948	5.500% due 12/1/52	1,395,029
6,307,668	5.500% due 1/1/53	6,225,885
6,138,658	5.500% due 2/1/53	6,050,289
764,726	5.500% due 6/1/53	754,139
12,311,000	5.500% due 12/1/53 (a)	12,130,063
1,160,748	5.889% due 5/1/44 (b)	1,186,650
477,139	6.000% due 5/1/53	483,612
24,025,000	6.000% due 12/1/53 (a)	24,091,705
1,200,000	6.500% due 12/1/53 (a)	1,218,937
7,100,000	7.000% due 12/1/53 (a)	7,285,514
	TOTAL FNMA	324,962,798

Schedules of Investments

November 30, 2023 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
GNMA - 2.5%
	Government National Mortgage Association (GNMA):
$3,580,000	2.000% due 12/1/53 (a)	$2,888,333
1,635,000	2.500% due 12/1/53 (a)	1,364,714
3,087,000	3.500% due 12/1/53 (a)	2,759,175
3,285,000	4.000% due 12/1/53 (a)	3,025,729
3,980,000	4.500% due 12/1/53 (a)	3,763,720
1,635,000	5.000% due 12/1/53 (a)	1,588,100
4,525,000	5.500% due 12/1/53 (a)	4,491,697
	Government National Mortgage Association (GNMA) II:
661,918	2.000% due 10/20/50	534,686
1,466,472	2.000% due 12/20/50	1,184,547
639,575	2.500% due 11/20/49	536,821
500,548	2.500% due 3/20/51	418,122
681,914	2.500% due 9/20/51	569,622
6,352,704	2.500% due 10/20/51	5,291,795
248,692	3.000% due 4/20/31	236,073
496,223	3.000% due 6/20/50	421,915
93,628	3.000% due 12/20/50	81,591
2,261,270	3.000% due 4/20/51	1,964,526
845,822	3.000% due 8/20/51	733,793
841,725	3.000% due 9/20/51	729,084
2,215,925	3.000% due 12/20/51	1,918,650
493,642	3.000% due 12/20/52	427,458
114,688	3.500% due 8/20/42	104,646
434,082	3.500% due 10/20/43	396,684
77,496	3.500% due 12/20/43	70,754
346,776	3.500% due 3/20/44	316,314
15,586	3.500% due 7/20/44	14,187
381,865	3.500% due 6/20/46	346,478
320,407	3.500% due 2/20/49	289,819
337,682	3.500% due 6/20/50	304,981
650,584	3.500% due 9/20/50	586,441
3,018,301	3.500% due 10/20/51	2,703,891
4,511,369	3.500% due 2/20/52	4,032,880
1,033,537	3.500% due 1/20/53	923,876
482,056	4.000% due 10/20/44	456,622
320,530	4.000% due 2/20/45	303,603
218,697	4.000% due 10/20/45	206,366
273,672	4.000% due 2/20/47	256,511
570,303	4.000% due 10/20/48	532,091
469,770	4.000% due 3/20/49	439,049
1,296,576	4.000% due 2/20/52	1,195,958
627,037	4.500% due 2/20/40	609,035
213,071	4.500% due 7/20/49	203,879
218,686	4.500% due 8/20/49	208,487
304,311	4.500% due 8/20/52	288,065
283,210	4.500% due 9/20/52	268,031
1,260,445	4.500% due 10/20/52	1,192,110
282,087	5.000% due 5/20/40	283,268
224,150	5.000% due 6/20/40	225,088
88,035	5.000% due 7/20/40	88,403
	TOTAL GNMA	51,777,668
	TOTAL MORTGAGE-BACKED SECURITIES
	(Cost - $560,106,100)	517,648,809

Schedules of Investments

November 30, 2023 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES - 22.6%
Basic Materials - 0.7%
$570,000	Anglo American Capital PLC, Company Guaranteed Notes, 3.875% due 3/16/29(c)	$521,967
200,000	AngloGold Ashanti Holdings PLC, Company Guaranteed Notes, 3.750% due 10/1/30	168,422
3,570,000	ArcelorMittal SA, Senior Unsecured Notes, 6.800% due 11/29/32	3,675,558
40,000	Arsenal AIC Parent LLC, Senior Secured Notes, 8.000% due 10/1/30(c)	40,812
90,000	ASP Unifrax Holdings Inc., Senior Secured Notes, 5.250% due 9/30/28(c)	61,867
	BHP Billiton Finance USA Ltd., Company Guaranteed Notes:
475,000	5.250% due 9/8/30	479,515
385,000	4.900% due 2/28/33	379,072
400,000	Braskem Netherlands Finance BV, Company Guaranteed Notes, 8.500% (5-Year CMT Index + 8.220%) due 1/23/81(b)	394,020
400,000	CAP SA, Senior Unsecured Notes, 3.900% due 4/27/31	292,431
	Celanese US Holdings LLC, Company Guaranteed Notes:
735,000	6.165% due 7/15/27	741,477
380,000	6.550% due 11/15/30	389,668
555,000	Corp. Nacional del Cobre de Chile, Senior Unsecured Notes, 5.950% due 1/8/34(c)	543,441
200,000	CSN Resources SA, Company Guaranteed Notes, 5.875% due 4/8/32	165,605
75,000	CVR Partners LP/CVR Nitrogen Finance Corp., Senior Secured Notes, 6.125% due 6/15/28(c)	68,809
	Freeport-McMoRan Inc., Company Guaranteed Notes:
100,000	4.375% due 8/1/28	93,763
100,000	4.625% due 8/1/30	92,906
490,000	Georgia-Pacific LLC, Senior Unsecured Notes, 3.600% due 3/1/25(c)	478,599
	Glencore Funding LLC, Company Guaranteed Notes:
315,000	1.625% due 4/27/26(c)	287,868
720,000	6.375% due 10/6/30(c)	744,431
245,000	2.850% due 4/27/31(c)	200,898
185,000	2.625% due 9/23/31(c)	148,870
380,000	5.700% due 5/8/33(c)	378,718
105,000	Illuminate Buyer LLC/Illuminate Holdings IV Inc., Senior Unsecured Notes, 9.000% due 7/1/28(c)	98,700
90,000	Mativ Holdings Inc., Company Guaranteed Notes, 6.875% due 10/1/26(c)	83,039
200,000	MEGlobal Canada ULC, Company Guaranteed Notes, 5.000% due 5/18/25	196,020
300,000	Nexa Resources SA, Company Guaranteed Notes, 5.375% due 5/4/27	282,737
115,000	Novelis Corp., Company Guaranteed Notes, 4.750% due 1/30/30(c)	104,402
200,000	Olympus Water US Holding Corp., Senior Secured Notes, 4.250% due 10/1/28(c)	173,508
1,840,000	RPM International Inc., Senior Unsecured Notes, 2.950% due 1/15/32	1,479,432
400,000	Sasol Financing USA LLC, Company Guaranteed Notes, 5.500% due 3/18/31	325,989
680,000	Sherwin-Williams Co., Senior Unsecured Notes, 2.300% due 5/15/30	570,403
50,000	SK Invictus Intermediate II SARL, Senior Secured Notes, 5.000% due 10/30/29(c)	40,632
45,000	TMS International Corp., Senior Unsecured Notes, 6.250% due 4/15/29(c)	35,683
400,000	UPL Corp., Ltd, Company Guaranteed Notes, 4.625% due 6/16/30	318,444
400,000	Vedanta Resources Finance II PLC, Company Guaranteed Notes, 9.250% due 4/23/26(c)	225,788
165,000	WR Grace Holdings LLC, Senior Unsecured Notes, 5.625% due 8/15/29(c)	138,892
	Total Basic Materials	14,422,386
Communications - 2.2%
200,000	Acuris Finance U.S. Inc./Acuris Finance SARL, Senior Secured Notes, 5.000% due 5/1/28(c)	159,586
200,000	Altice France SA, Senior Secured Notes, 5.500% due 10/15/29(c)	144,305
50,000	Arches Buyer Inc., Senior Secured Notes, 4.250% due 6/1/28(c)	43,564

Schedules of Investments

November 30, 2023 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
Communications - 2.2% - (continued)
	AT&T Inc., Senior Unsecured Notes:
$145,000	2.750% due 6/1/31	$121,931
4,341,000	2.250% due 2/1/32	3,440,456
5,205,000	2.550% due 12/1/33	4,051,816
320,000	5.400% due 2/15/34	316,299
200,000	C&W Senior Financing DAC, Senior Unsecured Notes, 6.875% due 9/15/27	182,494
	CCO Holdings LLC/CCO Holdings Capital Corp., Senior Unsecured Notes:
150,000	5.125% due 5/1/27(c)	142,718
265,000	4.750% due 3/1/30(c)	231,918
125,000	4.500% due 8/15/30(c)	107,252
95,000	4.750% due 2/1/32(c)	79,799
60,000	4.250% due 1/15/34(c)	46,804
	Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Notes:
360,000	4.200% due 3/15/28	338,781
785,000	2.300% due 2/1/32	600,357
3,965,000	6.384% due 10/23/35	3,892,671
156,000	3.500% due 3/1/42	103,127
1,470,000	4.800% due 3/1/50	1,093,522
175,000	3.700% due 4/1/51	108,290
75,000	3.900% due 6/1/52	47,982
185,000	4.400% due 12/1/61	121,508
	Clear Channel Outdoor Holdings Inc.:
50,000	Company Guaranteed Notes, 7.500% due 6/1/29(c)	39,409
45,000	Senior Secured Notes, 9.000% due 9/15/28(c)	45,450
	Comcast Corp., Company Guaranteed Notes:
690,000	4.800% due 5/15/33	672,308
1,075,000	3.750% due 4/1/40	875,703
789,000	2.937% due 11/1/56	482,069
80,000	CommScope Inc., Senior Secured Notes, 4.750% due 9/1/29(c)	50,200
45,000	CommScope Technologies LLC, Company Guaranteed Notes, 5.000% due 3/15/27(c)	19,125
80,000	Consolidated Communications Inc., Senior Secured Notes, 5.000% due 10/1/28(c)	62,600
430,000	Cox Communications Inc., Senior Unsecured Notes, 2.600% due 6/15/31(c)	348,067
2,766,000	Crown Castle Towers LLC, Asset Backed, 4.241% due 7/15/28(c)	2,560,453
200,000	CSC Holdings LLC, Company Guaranteed Notes, 6.500% due 2/1/29(c)	169,156
200,000	CT Trust, Senior Secured Notes, 5.125% due 2/3/32	166,160
	Digicel Group Holdings Ltd.:
42,168	Senior Unsecured Notes, 8.000% due 4/1/25(c)(d)(e)	9,699
85,477	Subordinated Notes, 7.000% (c)(f)(g)	6,411
90,000	Directv Financing LLC/Directv Financing Co.-Obligor Inc., Senior Secured Notes, 5.875% due 8/15/27(c)	80,986
	Discovery Communications LLC, Company Guaranteed Notes:
54,000	4.125% due 5/15/29	49,817
145,000	3.625% due 5/15/30	128,132
236,000	5.200% due 9/20/47	190,800
309,000	5.300% due 5/15/49	252,058
880,000	4.650% due 5/15/50	664,525
	DISH DBS Corp.:
	Company Guaranteed Notes:
15,000	5.875% due 11/15/24	13,168
75,000	5.125% due 6/1/29	33,981
140,000	Senior Secured Notes, 5.750% due 12/1/28(c)	103,696
65,000	Embarq Corp., Senior Unsecured Notes, 7.995% due 6/1/36	37,369

Schedules of Investments

November 30, 2023 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
Communications - 2.2% - (continued)
	Expedia Group Inc., Company Guaranteed Notes:
$365,000	5.000% due 2/15/26	$361,428
640,000	3.800% due 2/15/28	600,862
	Frontier Communications Holdings LLC:
	Senior Secured Notes:
45,000	5.875% due 10/15/27(c)	42,276
90,000	5.000% due 5/1/28(c)	80,745
54,900	Secured Notes, 5.875% due 11/1/29	43,941
135,000	GCI LLC, Senior Unsecured Notes, 4.750% due 10/15/28(c)	121,200
	Intelsat Jackson Holdings SA:
110,000	Company Guaranteed Notes, 5.500% due 8/1/24(d)	–
90,000	Senior Secured Notes, 6.500% due 3/15/30(c)	83,400
2,990,000	Interpublic Group of Cos., Inc., Senior Unsecured Notes, 2.400% due 3/1/31	2,433,341
	Level 3 Financing Inc.:
40,000	Company Guaranteed Notes, 3.750% due 7/15/29(c)	14,400
110,000	Senior Secured Notes, 10.500% due 5/15/30(c)	102,025
45,000	Lumen Technologies Inc., Senior Secured Notes, 4.000% due 2/15/27(c)	23,774
150,000	Match Group Holdings II LLC, Senior Unsecured Notes, 5.000% due 12/15/27(c)	143,634
110,000	McGraw-Hill Education Inc., Senior Secured Notes, 5.750% due 8/1/28(c)	100,375
475,000	Meta Platforms Inc., Senior Unsecured Notes, 5.600% due 5/15/53	482,610
360,000	Millicom International Cellular SA, Senior Unsecured Notes, 6.250% due 3/25/29	332,705
200,000	Network i2i Ltd., Company Guaranteed Notes, 5.650% (5-Year CMT Index + 4.274%) (b)(f)	196,874
45,000	News Corp., Company Guaranteed Notes, 5.125% due 2/15/32(c)	40,660
575,000	Omnicom Group Inc., Senior Unsecured Notes, 2.450% due 4/30/30	481,642
55,000	Outfront Media Capital LLC/Outfront Media Capital Corp., Senior Secured Notes, 7.375% due 2/15/31(c)	56,402
	Paramount Global, Senior Unsecured Notes:
343,000	4.950% due 1/15/31	310,624
150,000	4.200% due 5/19/32	126,824
360,000	4.375% due 3/15/43	245,210
100,000	5.850% due 9/1/43	81,757
	Radiate Holdco LLC/Radiate Finance Inc.:
35,000	Senior Secured Notes, 4.500% due 9/15/26(c)	26,072
40,000	Senior Unsecured Notes, 6.500% due 9/15/28(c)	18,734
350,000	Rogers Communications Inc., Company Guaranteed Notes, 3.800% due 3/15/32	304,654
50,000	Scripps Escrow II Inc., Senior Secured Notes, 3.875% due 1/15/29(c)	42,028
230,000	Sirius XM Radio Inc., Company Guaranteed Notes, 5.500% due 7/1/29(c)	213,707
2,605,500	Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Senior Secured Notes, 5.152% due 3/20/28(c)	2,568,594
30,000	Telesat Canada/Telesat LLC, Company Guaranteed Notes, 6.500% due 10/15/27(c)	14,075
	T-Mobile USA Inc., Company Guaranteed Notes:
770,000	2.250% due 2/15/26	719,785
915,000	3.875% due 4/15/30	840,441
2,001,000	2.875% due 2/15/31	1,695,506
375,000	5.050% due 7/15/33	363,597
325,000	5.750% due 1/15/34	330,873
95,000	Townsquare Media Inc., Senior Secured Notes, 6.875% due 2/1/26(c)	91,570
	Univision Communications Inc., Senior Secured Notes:
75,000	4.500% due 5/1/29(c)	65,807
35,000	7.375% due 6/30/30(c)	34,349

Schedules of Investments

November 30, 2023 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
Communications - 2.2% - (continued)
	Verizon Communications Inc., Senior Unsecured Notes:
$9,136,000	1.750% due 1/20/31	$7,201,194
141,000	2.550% due 3/21/31	117,081
1,155,000	2.355% due 3/15/32	921,330
200,000	VTR Finance NV, Senior Unsecured Notes, 6.375% due 7/15/28	33,365
200,000	VZ Secured Financing BV, Senior Secured Notes, 5.000% due 1/15/32(c)	164,033
	Total Communications	44,710,026
Consumer Cyclical - 1.9%
140,000	Academy Ltd., Senior Secured Notes, 6.000% due 11/15/27(c)	136,608
65,000	Acushnet Co., Company Guaranteed Notes, 7.375% due 10/15/28(c)	66,756
5,000,000	Advance Auto Parts Inc., Company Guaranteed Notes, 3.900% due 4/15/30	4,174,412
140,000	Air Canada, Senior Secured Notes, 3.875% due 8/15/26(c)	130,678
40,000	AMC Entertainment Holdings Inc., Senior Secured Notes, 7.500% due 2/15/29(c)	27,148
	American Airlines Inc., Senior Secured Notes:
140,000	7.250% due 2/15/28(c)	138,270
130,000	8.500% due 5/15/29(c)(h)	134,100
140,000	American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes, 5.750% due 4/20/29(c)	134,125
60,000	American Axle & Manufacturing Inc., Company Guaranteed Notes, 5.000% due 10/1/29	49,656
145,000	Ashton Woods USA LLC/Ashton Woods Finance Co., Senior Unsecured Notes, 4.625% due 4/1/30(c)	120,973
	AutoZone Inc., Senior Unsecured Notes:
1,702,000	1.650% due 1/15/31	1,328,176
475,000	6.550% due 11/1/33	506,374
120,000	BCPE Empire Holdings Inc., Senior Unsecured Notes, 7.625% due 5/1/27(c)	114,590
115,000	Beacon Roofing Supply Inc., Senior Secured Notes, 6.500% due 8/1/30(c)	114,872
110,000	Caesars Entertainment Inc., Senior Unsecured Notes, 4.625% due 10/15/29(c)	96,658
	Carnival Corp.:
190,000	Company Guaranteed Notes, 5.750% due 3/1/27(c)	180,609
135,000	Secured Notes, 9.875% due 8/1/27(c)	141,079
95,000	Senior Secured Notes, 7.000% due 8/15/29(c)	96,858
280,000	Cedar Fair LP, Company Guaranteed Notes, 5.250% due 7/15/29	256,018
140,000	Clarios Global LP/Clarios US Finance Co., Senior Secured Notes, 6.750% due 5/15/28(c)	141,256
	Dana Inc., Senior Unsecured Notes:
45,000	5.375% due 11/15/27	42,717
20,000	4.250% due 9/1/30	16,975
60,000	Dealer Tire LLC/DT Issuer LLC, Senior Unsecured Notes, 8.000% due 2/1/28(c)	56,883
	Dollar General Corp., Senior Unsecured Notes:
245,000	4.250% due 9/20/24	241,620
540,000	3.500% due 4/3/30	482,128
445,000	Dollar Tree Inc., Senior Unsecured Notes, 4.000% due 5/15/25	433,282
115,000	Dornoch Debt Merger Sub Inc., Senior Unsecured Notes, 6.625% due 10/15/29(c)	98,089
165,000	Everi Holdings Inc., Company Guaranteed Notes, 5.000% due 7/15/29(c)	144,639
70,000	Ferrellgas LP/Ferrellgas Finance Corp., Senior Unsecured Notes, 5.375% due 4/1/26(c)	66,877
145,000	Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., Company Guaranteed Notes, 6.750% due 1/15/30(c)	122,358
305,000	Ford Motor Co., Senior Unsecured Notes, 3.250% due 2/12/32	243,274
50,000	Full House Resorts Inc., Senior Secured Notes, 8.250% due 2/15/28(c)	44,923
90,000	Gap Inc., Company Guaranteed Notes, 3.875% due 10/1/31(c)	71,085
	General Motors Financial Co., Inc., Senior Unsecured Notes:
280,000	2.400% due 10/15/28	239,987
120,000	3.100% due 1/12/32	97,647
125,000	Goodyear Tire & Rubber Co., Company Guaranteed Notes, 5.250% due 7/15/31	108,437

Schedules of Investments

November 30, 2023 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
Consumer Cyclical - 1.9% - (continued)
$150,000	Group 1 Automotive Inc., Company Guaranteed Notes, 4.000% due 8/15/28(c)	$135,178
365,000	Hyundai Capital America, Senior Unsecured Notes, 5.680% due 6/26/28(c)	363,277
155,000	Installed Building Products Inc., Company Guaranteed Notes, 5.750% due 2/1/28(c)	145,852
65,000	Light & Wonder International Inc., Company Guaranteed Notes, 7.250% due 11/15/29(c)	65,162
40,000	Lions Gate Capital Holdings LLC, Company Guaranteed Notes, 5.500% due 4/15/29(c)	24,810
70,000	Live Nation Entertainment Inc., Senior Secured Notes, 6.500% due 5/15/27(c)	69,979
	Lowe's Cos., Inc., Senior Unsecured Notes:
560,000	4.400% due 9/8/25	551,800
4,515,000	4.250% due 4/1/52	3,544,998
100,000	LSF9 Atlantis Holdings LLC/Victra Finance Corp., Senior Secured Notes, 7.750% due 2/15/26(c)	93,683
130,000	M/I Homes Inc., Company Guaranteed Notes, 4.950% due 2/1/28	123,573
65,000	Macy's Retail Holdings LLC, Company Guaranteed Notes, 5.875% due 4/1/29(c)	61,093
575,000	Marriott International Inc., Senior Unsecured Notes, 2.850% due 4/15/31	479,709
175,000	Mattamy Group Corp., Senior Unsecured Notes, 4.625% due 3/1/30(c)	154,084
	Michaels Cos., Inc.:
80,000	Senior Secured Notes, 5.250% due 5/1/28(c)	58,394
70,000	Senior Unsecured Notes, 7.875% due 5/1/29(c)	39,794
110,000	Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., Senior Secured Notes, 4.875% due 5/1/29(c)	97,992
120,000	Murphy Oil USA Inc., Company Guaranteed Notes, 4.750% due 9/15/29	111,070
	NCL Corp., Ltd.:
85,000	Company Guaranteed Notes, 5.875% due 3/15/26(c)	80,537
85,000	Senior Secured Notes, 8.375% due 2/1/28(c)	87,928
130,000	Ontario Gaming GTA LP, Senior Secured Notes, 8.000% due 8/1/30(c)	131,314
	O'Reilly Automotive Inc., Senior Unsecured Notes:
120,000	5.750% due 11/20/26	121,364
605,000	4.700% due 6/15/32	577,587
55,000	Penn Entertainment Inc., Senior Unsecured Notes, 4.125% due 7/1/29(c)	45,650
250,000	PetSmart Inc./PetSmart Finance Corp., Senior Secured Notes, 4.750% due 2/15/28(c)	228,627
70,000	Premier Entertainment Sub LLC/Premier Entertainment Finance Corp., Company Guaranteed Notes, 5.625% due 9/1/29(c)	50,660
	Royal Caribbean Cruises Ltd.:
20,000	Company Guaranteed Notes, 7.250% due 1/15/30(c)	20,372
135,000	Senior Unsecured Notes, 5.500% due 8/31/26(c)	131,328
145,000	Scientific Games Holdings LP/Scientific Games US FinCo Inc., Senior Unsecured Notes, 6.625% due 3/1/30(c)	129,775
100,000	Scotts Miracle-Gro Co., Company Guaranteed Notes, 4.500% due 10/15/29	85,265
120,000	Sonic Automotive Inc., Company Guaranteed Notes, 4.625% due 11/15/29(c)	105,777
6,250,000	Southwest Airlines Co., Senior Unsecured Notes, 5.125% due 6/15/27	6,179,051
	SRS Distribution Inc.:
75,000	Company Guaranteed Notes, 6.125% due 7/1/29(c)	66,242
70,000	Senior Secured Notes, 4.625% due 7/1/28(c)	63,902
	Staples Inc.:
70,000	Senior Secured Notes, 7.500% due 4/15/26(c)	61,950
35,000	Senior Unsecured Notes, 10.750% due 4/15/27(c)	22,764
70,000	Station Casinos LLC, Company Guaranteed Notes, 4.625% due 12/1/31(c)	59,478
3,010,000	Steelcase Inc., Senior Unsecured Notes, 5.125% due 1/18/29	2,759,293
120,000	Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Unsecured Notes, 5.000% due 6/1/31(c)	106,200
120,000	Superior Plus LP/Superior General Partner Inc., Company Guaranteed Notes, 4.500% due 3/15/29(c)	105,671
50,000	SWF Escrow Issuer Corp., Senior Unsecured Notes, 6.500% due 10/1/29(c)	31,375

Schedules of Investments

November 30, 2023 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
Consumer Cyclical - 1.9% - (continued)
$215,000	Tapestry Inc., Senior Unsecured Notes, 7.050% due 11/27/25	$217,664
531,523	United Airlines 2012-1 Class A Pass-Through Trust, Pass-Thru Certificates, 4.150% due 4/11/24	526,901
1,458,333	United Airlines 2016-2 Class B Pass-Through Trust, Pass-Thru Certificates, 3.650% due 10/7/25	1,366,168
165,000	United Airlines Inc., Senior Secured Notes, 4.625% due 4/15/29(c)	147,297
70,000	Victoria's Secret & Co., Company Guaranteed Notes, 4.625% due 7/15/29(c)	56,804
	Viking Cruises Ltd.:
145,000	Company Guaranteed Notes, 5.875% due 9/15/27(c)	136,515
125,000	Senior Unsecured Notes, 9.125% due 7/15/31(c)	130,008
5,000,000	Volkswagen Group of America Finance LLC, Company Guaranteed Notes, 1.250% due 11/24/25(c)	4,594,318
	Warnermedia Holdings Inc., Company Guaranteed Notes:
615,000	4.279% due 3/15/32	542,530
2,705,000	5.141% due 3/15/52	2,162,000
40,000	Wheel Pros Inc., Senior Unsecured Notes, 6.500% due 5/15/29(c)	12,600
155,000	Wyndham Hotels & Resorts Inc., Company Guaranteed Notes, 4.375% due 8/15/28(c)	142,664
130,000	Yum! Brands Inc., Senior Unsecured Notes, 4.750% due 1/15/30(c)	120,829
	Total Consumer Cyclical	38,128,993
Consumer Non-cyclical - 1.8%
485,000	AbbVie Inc., Senior Unsecured Notes, 3.850% due 6/15/24	479,924
266,250	Adani International Container Terminal Pvt Ltd., Senior Secured Notes, 3.000% due 2/16/31(c)	213,666
	Adani Ports & Special Economic Zone Ltd., Senior Unsecured Notes:
200,000	4.000% due 7/30/27	172,091
200,000	4.375% due 7/3/29	164,276
135,000	AdaptHealth LLC, Company Guaranteed Notes, 5.125% due 3/1/30(c)	107,488
300,000	Agrosuper SA, Senior Unsecured Notes, 4.600% due 1/20/32	247,262
35,000	Air Methods Corp., Senior Unsecured Notes, 8.000% due 5/15/25(c)(d)(e)	175
	Alcon Finance Corp., Company Guaranteed Notes:
995,000	2.750% due 9/23/26(c)	926,510
290,000	2.600% due 5/27/30(c)	242,709
	Allied Universal Holdco LLC/Allied Universal Finance Corp.:
115,000	Senior Secured Notes, 6.625% due 7/15/26(c)	111,744
90,000	Senior Unsecured Notes, 9.750% due 7/15/27(c)	82,810
	Amgen Inc., Senior Unsecured Notes:
375,000	5.150% due 3/2/28	375,781
255,000	5.250% due 3/2/30	256,302
2,765,000	5.250% due 3/2/33	2,737,027
425,000	5.750% due 3/2/63	415,900
115,000	APi Group DE Inc., Company Guaranteed Notes, 4.750% due 10/15/29(c)	102,920
355,000	Bacardi Ltd./Bacardi-Martini BV, Senior Unsecured Notes, 5.400% due 6/15/33(c)	344,297
170,000	Bausch & Lomb Escrow Corp., Senior Secured Notes, 8.375% due 10/1/28(c)	173,825
	Bausch Health Cos., Inc., Senior Secured Notes:
45,000	6.125% due 2/1/27(c)	25,047
140,000	4.875% due 6/1/28(c)	71,249
55,000	11.000% due 9/30/28(c)	34,375
445,000	Bayer US Finance LLC, Company Guaranteed Notes, 6.375% due 11/21/30(c)	443,814
440,000	Becton Dickinson & Co., Senior Unsecured Notes, 4.693% due 2/13/28	433,744
200,000	BRF SA, Senior Unsecured Notes, 4.875% due 1/24/30	171,038
	Cargill Inc., Senior Unsecured Notes:
660,000	2.125% due 11/10/31(c)	529,858
80,000	4.000% due 6/22/32(c)	73,356
320,000	4.750% due 4/24/33(c)	308,555

Schedules of Investments

November 30, 2023 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
Consumer Non-cyclical - 1.8% - (continued)
$65,000	Catalent Pharma Solutions Inc., Company Guaranteed Notes, 3.500% due 4/1/30(c)	$54,356
	CHS/Community Health Systems Inc., Senior Secured Notes:
70,000	6.000% due 1/15/29(c)	58,975
85,000	4.750% due 2/15/31(c)	62,363
325,000	CommonSpirit Health, Senior Secured Notes, 2.760% due 10/1/24	315,628
	Conagra Brands Inc., Senior Unsecured Notes:
600,000	5.300% due 10/1/26	598,392
845,000	4.850% due 11/1/28	821,787
555,000	Constellation Brands Inc., Senior Unsecured Notes, 2.875% due 5/1/30	480,911
	Coty Inc.:
55,000	Company Guaranteed Notes, 6.500% due 4/15/26(c)	54,725
95,000	Senior Secured Notes, 5.000% due 4/15/26(c)	92,724
170,000	Coty Inc./HFC Prestige Products Inc./HFC Prestige International US LLC, Senior Secured Notes, 6.625% due 7/15/30(c)	170,886
	CSL Finance PLC, Company Guaranteed Notes:
210,000	4.050% due 4/27/29(c)	199,847
265,000	4.250% due 4/27/32(c)	247,850
	CVS Health Corp., Senior Unsecured Notes:
640,000	5.125% due 2/21/30	630,763
170,000	5.250% due 2/21/33	167,111
245,000	5.300% due 6/1/33	240,982
947,000	4.780% due 3/25/38	849,762
245,000	5.875% due 6/1/53	239,799
525,000	Elevance Health Inc., Senior Unsecured Notes, 4.100% due 5/15/32	480,621
	Encompass Health Corp., Company Guaranteed Notes:
20,000	4.750% due 2/1/30	18,174
165,000	4.625% due 4/1/31	144,829
50,000	Endo Luxembourg Finance Co. I SARL/Endo US Inc., Senior Secured Notes, 6.125% due 4/1/29(c)(e)(e)	32,125
182,000	Fideicomiso PA Pacifico Tres, Senior Secured Notes, 8.250% due 1/15/35	165,074
150,000	Fortrea Holdings Inc., Senior Secured Notes, 7.500% due 7/1/30(c)	148,500
400,000	Frigorifico Concepcion SA, Senior Secured Notes, 7.700% due 7/21/28	325,550
	Garda World Security Corp.:
220,000	Senior Secured Notes, 4.625% due 2/15/27(c)	209,181
85,000	Senior Unsecured Notes, 6.000% due 6/1/29(c)	70,790
510,000	GE HealthCare Technologies Inc., Company Guaranteed Notes, 5.857% due 3/15/30	519,720
150,000	General Mills Inc., Senior Unsecured Notes, 4.950% due 3/29/33	145,767
	Gilead Sciences Inc., Senior Unsecured Notes:
555,000	1.650% due 10/1/30	448,611
490,000	5.250% due 10/15/33	491,781
240,000	Grifols SA, Senior Unsecured Notes, 4.750% due 10/15/28(c)	212,016
	Haleon US Capital LLC, Company Guaranteed Notes:
305,000	3.375% due 3/24/27	288,117
250,000	3.625% due 3/24/32	220,279
	HCA Inc., Company Guaranteed Notes:
260,000	4.125% due 6/15/29	241,153
265,000	5.125% due 6/15/39	237,993
40,000	Hertz Corp., Company Guaranteed Notes, 5.000% due 12/1/29(c)	30,701
80,000	H-Food Holdings LLC/Hearthside Finance Co., Inc., Senior Unsecured Notes, 8.500% due 6/1/26(c)	17,200
	Humana Inc., Senior Unsecured Notes:
95,000	5.750% due 12/1/28	96,875
405,000	3.700% due 3/23/29	378,704
180,000	5.875% due 3/1/33	184,401

Schedules of Investments

November 30, 2023 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
Consumer Non-cyclical - 1.8% - (continued)
$165,000	IQVIA Inc., Senior Secured Notes, 6.250% due 2/1/29(c)	$167,477
250,000	JBS USA LUX SA/JBS USA Food Co./JBS USA Finance Inc., Company Guaranteed Notes, 3.750% due 12/1/31	207,158
	Kaiser Foundation Hospitals, Unsecured Notes:
90,000	2.810% due 6/1/41	62,400
330,000	3.002% due 6/1/51	213,549
4,167,000	Kraft Heinz Foods Co., Company Guaranteed Notes, 4.625% due 10/1/39	3,640,821
90,000	Kronos Acquisition Holdings Inc./KIK Custom Products Inc., Senior Secured Notes, 5.000% due 12/31/26(c)	85,099
75,000	Legacy LifePoint Health LLC, Senior Secured Notes, 4.375% due 2/15/27(c)	65,675
75,000	Legends Hospitality Holding Co. LLC/Legends Hospitality Co.-Issuer Inc., Senior Secured Notes, 5.000% due 2/1/26(c)	73,875
40,000	LifePoint Health Inc., Company Guaranteed Notes, 5.375% due 1/15/29(c)	26,197
400,000	MARB BondCo PLC, Company Guaranteed Notes, 3.950% due 1/29/31	308,828
450,000	McKesson Corp., Senior Unsecured Notes, 5.100% due 7/15/33	443,061
210,000	Medline Borrower LP, Senior Unsecured Notes, 5.250% due 10/1/29(c)	190,043
175,000	Merck & Co., Inc., Senior Unsecured Notes, 4.500% due 5/17/33	169,349
150,000	Metis Merger Sub LLC, Senior Unsecured Notes, 6.500% due 5/15/29(c)	126,762
200,000	Minerva Luxembourg SA, Company Guaranteed Notes, 4.375% due 3/18/31	158,275
145,000	ModivCare Escrow Issuer Inc., Senior Unsecured Notes, 5.000% due 10/1/29(c)	110,925
960,000	Mondelez International Inc., Senior Unsecured Notes, 1.500% due 2/4/31	753,589
200,000	Organon & Co./Organon Foreign Debt Co.-Issuer BV, Senior Unsecured Notes, 5.125% due 4/30/31(c)	157,357
140,000	Owens & Minor Inc., Company Guaranteed Notes, 6.625% due 4/1/30(c)	131,118
25,000	PECF USS Intermediate Holding III Corp., Senior Unsecured Notes, 8.000% due 11/15/29(c)	11,562
150,000	PepsiCo Inc., Senior Unsecured Notes, 3.600% due 2/18/28	143,782
80,000	Performance Food Group Inc., Company Guaranteed Notes, 4.250% due 8/1/29(c)	71,550
	Philip Morris International Inc., Senior Unsecured Notes:
455,000	5.125% due 11/17/27	455,326
520,000	4.875% due 2/15/28	514,250
295,000	5.625% due 11/17/29	299,688
755,000	5.125% due 2/15/30	744,939
550,000	5.500% due 9/7/30	552,226
455,000	5.375% due 2/15/33	448,066
435,000	5.625% due 9/7/33	437,058
	Post Holdings Inc., Company Guaranteed Notes:
45,000	5.500% due 12/15/29(c)	42,301
26,000	4.625% due 4/15/30(c)	23,228
60,000	Prime Security Services Borrower LLC/Prime Finance Inc., Secured Notes, 6.250% due 1/15/28(c)	57,616
70,000	Primo Water Holdings Inc., Company Guaranteed Notes, 4.375% due 4/30/29(c)	62,108
615,000	Quanta Services Inc., Senior Unsecured Notes, 2.350% due 1/15/32	481,590
25,000	Radiology Partners Inc., Company Guaranteed Notes, 9.250% due 2/1/28(c)	11,611
55,000	RegionalCare Hospital Partners Holdings Inc./LifePoint Health Inc., Company Guaranteed Notes, 9.750% due 12/1/26(c)	53,178
	Royalty Pharma PLC, Company Guaranteed Notes:
1,195,000	2.200% due 9/2/30	965,415
5,000	2.150% due 9/2/31	3,908
40,000	RP Escrow Issuer LLC, Senior Secured Notes, 5.250% due 12/15/25(c)	30,926
173,333	Rutas 2 & 7 Finance Ltd., Senior Secured Notes, zero coupon, due 9/30/36	111,982
110,000	Select Medical Corp., Company Guaranteed Notes, 6.250% due 8/15/26(c)	109,208
510,000	Smithfield Foods Inc., Company Guaranteed Notes, 4.250% due 2/1/27(c)	478,858
130,000	Spectrum Brands Inc., Company Guaranteed Notes, 5.000% due 10/1/29(c)	119,950

Schedules of Investments

November 30, 2023 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
Consumer Non-cyclical - 1.8% - (continued)
$55,000	Sutter Health, Unsecured Notes, 3.361% due 8/15/50	$37,630
	Sysco Corp., Company Guaranteed Notes:
255,000	3.250% due 7/15/27	237,924
265,000	5.750% due 1/17/29	270,082
	Tenet Healthcare Corp.:
90,000	Company Guaranteed Notes, 6.125% due 10/1/28	87,255
100,000	Secured Notes, 6.250% due 2/1/27	99,570
180,000	Senior Secured Notes, 6.125% due 6/15/30	175,340
595,000	Triton Container International Ltd./TAL International Container Corp., Company Guaranteed Notes, 3.250% due 3/15/32	453,009
75,000	Triton Water Holdings Inc., Senior Unsecured Notes, 6.250% due 4/1/29(c)	64,219
80,000	United Natural Foods Inc., Company Guaranteed Notes, 6.750% due 10/15/28(c)	61,297
	UnitedHealth Group Inc., Senior Unsecured Notes:
985,000	4.250% due 1/15/29	960,633
290,000	4.000% due 5/15/29	277,979
185,000	5.300% due 2/15/30	188,921
290,000	4.200% due 5/15/32	273,320
310,000	3.500% due 8/15/39	248,406
85,000	4.950% due 5/15/62	77,508
145,000	6.050% due 2/15/63	156,651
45,000	Upbound Group Inc., Company Guaranteed Notes, 6.375% due 2/15/29(c)	40,977
145,000	US Foods Inc., Company Guaranteed Notes, 7.250% due 1/15/32(c)	148,355
155,000	Viatris Inc., Company Guaranteed Notes, 1.650% due 6/22/25	145,241
70,000	VT Topco Inc., Senior Secured Notes, 8.500% due 8/15/30(c)	71,675
115,000	WASH Multifamily Acquisition Inc., Senior Secured Notes, 5.750% due 4/15/26(c)	108,087
	Total Consumer Non-cyclical	37,146,729
Energy - 2.5%
65,000	Aethon United BR LP/Aethon United Finance Corp., Senior Unsecured Notes, 8.250% due 2/15/26(c)	65,325
	AI Candelaria Spain SA, Senior Secured Notes:
220,833	7.500% due 12/15/28	207,031
250,000	5.750% due 6/15/33(c)	185,425
300,000	Aker BP ASA, Senior Unsecured Notes, 4.000% due 1/15/31(c)	265,759
145,000	Antero Midstream Partners LP/Antero Midstream Finance Corp., Company Guaranteed Notes, 5.750% due 3/1/27(c)	141,873
70,000	Antero Resources Corp., Company Guaranteed Notes, 5.375% due 3/1/30(c)	65,563
500,000	BG Energy Capital PLC, Company Guaranteed Notes, 5.125% due 10/15/41(c)	449,395
55,000	Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Unsecured Notes, 7.625% due 12/15/25(c)	55,553
	BP Capital Markets America Inc., Company Guaranteed Notes:
260,000	2.721% due 1/12/32	219,313
3,080,000	4.812% due 2/13/33	2,989,409
2,045,000	4.893% due 9/11/33	1,994,487
70,000	2.939% due 6/4/51	45,298
140,000	3.379% due 2/8/61	93,262
145,000	Callon Petroleum Co., Company Guaranteed Notes, 7.500% due 6/15/30(c)	143,152
200,000	Canacol Energy Ltd., Company Guaranteed Notes, 5.750% due 11/24/28	151,500
145,000	Canadian Natural Resources Ltd., Senior Unsecured Notes, 2.950% due 7/15/30	124,010
505,000	Cheniere Energy Inc., Senior Secured Notes, 4.625% due 10/15/28	480,619
250,000	Cheniere Energy Partners LP, Company Guaranteed Notes, 4.500% due 10/1/29	233,225
110,000	Chesapeake Energy Corp., Company Guaranteed Notes, 5.875% due 2/1/29(c)	105,618
130,000	Chord Energy Corp., Company Guaranteed Notes, 6.375% due 6/1/26(c)	129,162
150,000	Civitas Resources Inc., Company Guaranteed Notes, 8.375% due 7/1/28(c)	153,629

Schedules of Investments

November 30, 2023 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
Energy - 2.5% - (continued)
$125,000	CNX Midstream Partners LP, Company Guaranteed Notes, 4.750% due 4/15/30(c)	$108,841
115,000	CNX Resources Corp., Company Guaranteed Notes, 6.000% due 1/15/29(c)	109,663
215,000	Columbia Pipelines Holding Co. LLC, Senior Unsecured Notes, 6.042% due 8/15/28(c)	217,404
	Columbia Pipelines Operating Co. LLC, Senior Unsecured Notes:
565,000	5.927% due 8/15/30(c)	567,263
355,000	6.036% due 11/15/33(c)	358,220
195,000	6.544% due 11/15/53(c)	199,524
	ConocoPhillips Co., Company Guaranteed Notes:
410,000	5.050% due 9/15/33	405,014
255,000	3.800% due 3/15/52	194,293
215,000	5.700% due 9/15/63	216,694
300,000	Cosan Overseas Ltd., Company Guaranteed Notes, 8.250% (f)	296,647
250,000	CQP Holdco LP/BIP-V Chinook Holdco LLC, Senior Secured Notes, 5.500% due 6/15/31(c)	231,234
100,000	CSI Compressco LP/CSI Compressco Finance Inc., Senior Secured Notes, 7.500% due 4/1/25(c)	98,845
210,000	Diamondback Energy Inc., Company Guaranteed Notes, 6.250% due 3/15/33	217,404
	Ecopetrol SA, Senior Unsecured Notes:
100,000	5.875% due 5/28/45	71,245
550,000	5.875% due 11/2/51	376,475
200,000	EIG Pearl Holdings SARL, Senior Secured Notes, 3.545% due 8/31/36	166,256
	Enbridge Inc., Company Guaranteed Notes:
250,000	6.000% due 11/15/28	256,968
935,000	5.700% due 3/8/33	934,992
	Energy Transfer LP:
	Senior Unsecured Notes:
245,000	4.750% due 1/15/26	240,803
410,000	6.050% due 12/1/26	415,113
125,000	6.100% due 12/1/28	127,891
1,115,000	6.400% due 12/1/30	1,158,158
3,354,000	4.900% due 3/15/35	3,046,439
1,683,000	5.950% due 10/1/43	1,552,718
290,000	Company Guaranteed Notes, 5.000% due 5/15/44	240,123
	Enterprise Products Operating LLC, Company Guaranteed Notes:
6,000,000	4.150% due 10/16/28	5,787,445
200,000	2.800% due 1/31/30	175,237
	EQM Midstream Partners LP, Senior Unsecured Notes:
140,000	6.500% due 7/1/27(c)	140,223
85,000	4.750% due 1/15/31(c)	75,704
440,000	Equinor ASA, Company Guaranteed Notes, 3.700% due 4/6/50	340,311
335,923	Galaxy Pipeline Assets Bidco Ltd., Senior Secured Notes, 2.940% due 9/30/40(c)	263,627
200,000	Geopark Ltd., Company Guaranteed Notes, 5.500% due 1/17/27	174,555
204,000	Gran Tierra Energy Inc., Senior Secured Notes, 9.500% due 10/15/29(c)	174,930
200,000	Gran Tierra Energy International Holdings Ltd., Company Guaranteed Notes, 6.250% due 2/15/25	183,663
	Greensaif Pipelines Bidco SARL, Senior Secured Notes:
780,000	6.129% due 2/23/38(c)	781,777
200,000	6.510% due 2/23/42(c)	200,268
176,852	Guara Norte SARL, Senior Secured Notes, 5.198% due 6/15/34	155,941
56,206	Gulfport Energy Corp., Company Guaranteed Notes, 8.000% due 5/17/26(c)	56,901
175,000	Gulfport Energy Operating Corp., Company Guaranteed Notes, 6.375% due 5/15/25(d)	438
205,000	Halliburton Co., Senior Unsecured Notes, 4.850% due 11/15/35	194,529
430,000	Hess Corp., Senior Unsecured Notes, 7.300% due 8/15/31	485,578

Schedules of Investments

November 30, 2023 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
Energy - 2.5% - (continued)
	Hess Midstream Operations LP, Company Guaranteed Notes:
$95,000	4.250% due 2/15/30(c)	$84,963
80,000	5.500% due 10/15/30(c)	75,498
	Hilcorp Energy I LP/Hilcorp Finance Co., Senior Unsecured Notes:
150,000	6.250% due 11/1/28(c)	145,945
30,000	8.375% due 11/1/33(c)	30,902
505,000	Kinder Morgan Inc., Company Guaranteed Notes, 5.200% due 6/1/33	483,556
	MPLX LP, Senior Unsecured Notes:
210,000	1.750% due 3/1/26	193,651
210,000	4.000% due 3/15/28	198,154
520,000	2.650% due 8/15/30	434,698
60,000	4.950% due 9/1/32	56,818
145,000	4.950% due 3/14/52	121,026
85,000	Nabors Industries Inc., Company Guaranteed Notes, 9.125% due 1/31/30(c)	85,221
45,000	Nabors Industries Ltd., Company Guaranteed Notes, 7.250% due 1/15/26(c)	43,016
85,000	NGL Energy Operating LLC/NGL Energy Finance Corp., Senior Secured Notes, 7.500% due 2/1/26(c)	85,319
45,000	NGL Energy Partners LP/NGL Energy Finance Corp., Company Guaranteed Notes, 7.500% due 4/15/26	43,211
135,000	NuStar Logistics LP, Company Guaranteed Notes, 6.000% due 6/1/26	134,553
	Occidental Petroleum Corp., Senior Unsecured Notes:
4,175,000	7.150% due 5/15/28	4,376,472
570,000	6.625% due 9/1/30	589,688
160,000	6.125% due 1/1/31	161,574
	ONEOK Inc., Company Guaranteed Notes:
270,000	4.350% due 3/15/29	254,633
290,000	3.100% due 3/15/30	251,688
235,000	6.100% due 11/15/32	239,350
230,000	6.625% due 9/1/53	241,515
	Ovintiv Inc., Company Guaranteed Notes:
100,000	5.650% due 5/15/28	99,697
140,000	7.375% due 11/1/31	149,920
225,000	6.250% due 7/15/33	224,298
	Parkland Corp., Company Guaranteed Notes:
95,000	4.500% due 10/1/29(c)	84,631
70,000	4.625% due 5/1/30(c)	62,475
60,000	PBF Holding Co. LLC/PBF Finance Corp., Company Guaranteed Notes, 6.000% due 2/15/28	57,634
140,000	Permian Resources Operating LLC, Company Guaranteed Notes, 7.000% due 1/15/32(c)	140,383
	Petroleos del Peru SA, Senior Unsecured Notes:
200,000	4.750% due 6/19/32	139,908
200,000	5.625% due 6/19/47	118,950
250,000	Petroleos Mexicanos, Company Guaranteed Notes, 6.750% due 9/21/47	152,981
200,000	Pioneer Natural Resources Co., Senior Unsecured Notes, 5.100% due 3/29/26	199,442
140,000	Plains All American Pipeline LP/PAA Finance Corp., Senior Unsecured Notes, 3.550% due 12/15/29@	124,910
	Sabine Pass Liquefaction LLC, Senior Secured Notes:
315,000	5.000% due 3/15/27	312,069
330,000	4.500% due 5/15/30	311,551
946,000	Schlumberger Investment SA, Company Guaranteed Notes, 2.650% due 6/26/30	823,741
	Shell International Finance BV, Company Guaranteed Notes:
450,000	3.250% due 4/6/50	319,127
365,000	3.000% due 11/26/51	242,077

Schedules of Investments

November 30, 2023 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
Energy - 2.5% - (continued)
$65,000	Sitio Royalties Operating Partnership LP/Sitio Finance Corp., Senior Unsecured Notes, 7.875% due 11/1/28(c)	$65,255
95,000	Southwestern Energy Co., Company Guaranteed Notes, 4.750% due 2/1/32	84,727
105,000	SunCoke Energy Inc., Senior Secured Notes, 4.875% due 6/30/29(c)	90,315
	Sunoco LP/Sunoco Finance Corp., Company Guaranteed Notes:
55,000	6.000% due 4/15/27	54,680
55,000	4.500% due 5/15/29	50,129
	Targa Resources Corp., Company Guaranteed Notes:
170,000	6.150% due 3/1/29	173,669
130,000	6.125% due 3/15/33	132,179
825,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Company Guaranteed Notes, 4.000% due 1/15/32	717,049
6,275,000	Tennessee Gas Pipeline Co. LLC, Company Guaranteed Notes, 2.900% due 3/1/30(c)	5,358,098
155,000	Transcontinental Gas Pipe Line Co. LLC, Senior Unsecured Notes, 3.250% due 5/15/30@	136,798
60,000	Transocean Inc., Company Guaranteed Notes, 8.000% due 2/1/27(c)	57,437
86,250	Transocean Poseidon Ltd., Senior Secured Notes, 6.875% due 2/1/27(c)	85,161
308,149	UEP Penonome II SA, Senior Secured Notes, 6.500% due 10/1/38(c)	231,336
	Venture Global LNG Inc., Senior Secured Notes:
95,000	8.125% due 6/1/28(c)	94,189
65,000	8.375% due 6/1/31(c)	64,046
65,000	9.875% due 2/1/32(c)	66,615
	Weatherford International Ltd.:
110,000	Company Guaranteed Notes, 8.625% due 4/30/30(c)	113,731
46,000	Senior Secured Notes, 6.500% due 9/15/28(c)	46,460
140,000	Western Midstream Operating LP, Senior Unsecured Notes, 4.050% due 2/1/30	126,878
	Williams Cos., Inc., Senior Unsecured Notes:
205,000	3.750% due 6/15/27	194,322
475,000	2.600% due 3/15/31	391,505
270,000	4.650% due 8/15/32	253,047
390,000	5.650% due 3/15/33	391,305
	Total Energy	50,172,138
Financial - 9.2%
	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Company Guaranteed Notes:
1,097,000	1.650% due 10/29/24	1,052,583
2,794,888	6.450% due 4/15/27(c)	2,832,088
395,000	Air Lease Corp., Senior Unsecured Notes, 3.250% due 3/1/25	381,099
490,000	Alexandria Real Estate Equities Inc., Company Guaranteed Notes, 1.875% due 2/1/33	359,450
	Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer:
145,000	Senior Secured Notes, 6.750% due 4/15/28(c)	144,864
100,000	Senior Unsecured Notes, 6.750% due 10/15/27(c)	95,898
	American Express Co., Senior Unsecured Notes:
465,000	3.950% due 8/1/25	454,028
285,000	6.338% (SOFRRATE + 1.330%) due 10/30/26(b)	288,885
215,000	5.043% (SOFRRATE + 1.835%) due 5/1/34(b)	207,332
	American Tower Corp., Senior Unsecured Notes:
475,000	3.650% due 3/15/27	447,595
310,000	3.600% due 1/15/28	288,247
275,000	5.800% due 11/15/28	278,499
1,680,000	3.950% due 3/15/29	1,558,786
535,000	3.800% due 8/15/29	491,165
2,618,000	2.100% due 6/15/30	2,113,342
100,000	AmWINS Group Inc., Senior Unsecured Notes, 4.875% due 6/30/29(c)	90,002
290,000	Aon Corp., Company Guaranteed Notes, 2.800% due 5/15/30	249,878

Schedules of Investments

November 30, 2023 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
Financial - 9.2% - (continued)
$145,000	Aon Corp./Aon Global Holdings PLC, Company Guaranteed Notes, 5.350% due 2/28/33	$144,207
145,000	AssuredPartners Inc., Senior Unsecured Notes, 5.625% due 1/15/29(c)	129,604
800,000	Athene Global Funding, Secured Notes, 2.646% due 10/4/31(c)	628,195
690,000	Athene Holding Ltd., Senior Unsecured Notes, 3.950% due 5/25/51	482,188
	Avolon Holdings Funding Ltd.:
185,000	Company Guaranteed Notes, 3.250% due 2/15/27(c)	167,356
345,000	Senior Unsecured Notes, 2.125% due 2/21/26(c)	314,049
200,000	Banco Davivienda SA, Junior Subordinated Notes, 6.650% (5-Year CMT Index + 5.097%) (b)(c)(f)	133,000
	Banco de Credito del Peru SA, Subordinated Notes:
200,000	3.125% (5-Year CMT Index + 3.000%) due 7/1/30(b)	187,734
200,000	3.250% (5-Year CMT Index + 2.450%) due 9/30/31(b)	177,911
400,000	Banco do Brasil SA, Junior Subordinated Notes, 6.250% (5-Year CMT Index + 4.398%) (b)(f)	382,572
200,000	Banco do Estado do Rio Grande do Sul SA, Subordinated Notes, 5.375% (5-Year CMT Index + 4.928%) due 1/28/31(b)(c)	185,005
100,000	Banco GNB Sudameris SA, Subordinated Notes, 7.051% (5-Year CMT Index + 4.561%) due 4/3/27(b)	94,908
150,000	Banco Industrial SA, Subordinated Notes, 4.875% (5-Year CMT Index + 4.442%) due 1/29/31(b)	138,390
	Banco Internacional del Peru SAA Interbank, Subordinated Notes:
200,000	6.625% (3-Month USD-LIBOR + 5.760%) due 3/19/29(b)	199,211
300,000	4.000% (5-Year CMT Index + 3.711%) due 7/8/30(b)	280,125
400,000	Banco Mercantil del Norte SA, Junior Subordinated Notes, 7.625% (5-Year CMT Index + 5.353%) (b)(f)	373,541
400,000	Banco Nacional de Comercio Exterior SNC, Subordinated Notes, 2.720% (5-Year CMT Index + 2.000%) due 8/11/31(b)	336,482
400,000	Bancolombia SA, Subordinated Notes, 4.625% (5-Year CMT Index + 2.944%) due 12/18/29(b)	362,251
	Bank of America Corp.:
	Senior Unsecured Notes:
95,000	3.841% (SOFRRATE + 1.110%) due 4/25/25(b)	94,149
145,000	4.827% (SOFRRATE + 1.750%) due 7/22/26(b)	143,052
870,000	5.933% (SOFRRATE + 1.340%) due 9/15/27(b)	876,568
710,000	5.202% (SOFRRATE + 1.630%) due 4/25/29(b)	699,114
725,000	3.974% (3-Month TSFR + 1.472%) due 2/7/30(b)	670,042
1,025,000	2.592% (SOFRRATE + 2.150%) due 4/29/31(b)	851,722
375,000	1.898% (SOFRRATE + 1.530%) due 7/23/31(b)	294,483
7,175,000	1.922% (SOFRRATE + 1.370%) due 10/24/31(b)	5,609,063
4,030,000	2.687% (SOFRRATE + 1.320%) due 4/22/32(b)	3,274,053
240,000	2.572% (SOFRRATE + 1.210%) due 10/20/32(b)	191,004
1,185,000	2.972% (SOFRRATE + 1.330%) due 2/4/33(b)	967,034
955,000	Subordinated Notes, 2.482% (5-Year CMT Index + 1.200%) due 9/21/36(b)	721,214
625,000	Bank of Montreal, Subordinated Notes, 3.088% (5-Year CMT Index + 1.400%) due 1/10/37(b)	480,628
820,000	Bank of New York Mellon Corp., Senior Unsecured Notes, 6.317% (SOFRRATE + 1.598%) due 10/25/29(b)	850,782
890,000	Bank of Nova Scotia, Senior Unsecured Notes, 3.450% due 4/11/25	864,650
	Barclays PLC, Senior Unsecured Notes:
5,000,000	4.375% due 1/12/26	4,853,978
300,000	7.385% (1-Year CMT Index + 3.300%) due 11/2/28(b)	312,847
215,000	6.490% (SOFRRATE + 2.220%) due 9/13/29(b)	217,417
620,000	6.224% (SOFRRATE + 2.980%) due 5/9/34(b)	609,228
400,000	BBVA Bancomer SA, Subordinated Notes, 5.875% (5-Year CMT Index + 4.308%) due 9/13/34(b)	359,530

Schedules of Investments

November 30, 2023 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
Financial - 9.2% - (continued)
$3,010,000	Berkshire Hathaway Finance Corp., Company Guaranteed Notes, 3.850% due 3/15/52	$2,353,015
770,000	Blackstone Holdings Finance Co. LLC, Company Guaranteed Notes, 2.000% due 1/30/32(c)	578,582
	BNP Paribas SA:
245,000	Senior Preferred Notes, 5.335% (1-Year CMT Index + 1.500%) due 6/12/29(b)(c)	242,525
680,000	Senior Unsecured Notes, 5.894% (SOFRRATE + 1.866%) due 12/5/34(b)(c)(h)	680,962
	Boston Properties LP, Senior Unsecured Notes:
3,000,000	3.400% due 6/21/29	2,558,067
2,975,000	3.250% due 1/30/31	2,410,748
	BPCE SA, Senior Non-Preferred Notes:
520,000	2.045% (SOFRRATE + 1.087%) due 10/19/27(b)(c)	463,708
865,000	6.714% (SOFRRATE + 2.270%) due 10/19/29(b)(c)	882,600
910,000	7.003% (SOFRRATE + 2.590%) due 10/19/34(b)(c)	937,788
	Brighthouse Financial Global Funding, Senior Secured Notes:
170,000	1.000% due 4/12/24(c)	166,991
650,000	1.750% due 1/13/25(c)	619,684
425,000	Brown & Brown Inc., Senior Unsecured Notes, 2.375% due 3/15/31	338,487
	Capital One Financial Corp., Senior Unsecured Notes:
490,000	4.985% (SOFRRATE + 2.160%) due 7/24/26(b)	478,316
85,000	1.878% (SOFRRATE + 0.855%) due 11/2/27(b)	74,545
100,000	5.468% (SOFRRATE + 2.080%) due 2/1/29(b)	96,066
660,000	6.312% (SOFRRATE + 2.640%) due 6/8/29(b)	656,128
750,000	3.273% (SOFRRATE + 1.790%) due 3/1/30(b)	644,480
550,000	5.247% (SOFRRATE + 2.600%) due 7/26/30(b)	517,294
550,000	7.624% (SOFRRATE + 3.070%) due 10/30/31(b)	574,816
150,000	5.817% (SOFRRATE + 2.600%) due 2/1/34(b)	140,684
380,000	6.377% (SOFRRATE + 2.860%) due 6/8/34(b)	369,811
	Citigroup Inc., Senior Unsecured Notes:
1,025,000	3.668% (3-Month TSFR + 1.652%) due 7/24/28(b)	959,909
3,555,000	2.976% (SOFRRATE + 1.422%) due 11/5/30(b)	3,075,270
3,375,000	2.520% (SOFRRATE + 1.177%) due 11/3/32(b)	2,671,889
	Corebridge Financial Inc., Senior Unsecured Notes:
440,000	3.850% due 4/5/29	402,858
110,000	6.050% due 9/15/33(c)	111,449
295,000	Credit Agricole SA, Senior Non-Preferred Notes, 6.316% (SOFRRATE + 1.860%) due 10/3/29(b)(c)	300,660
	Crown Castle Inc., Senior Unsecured Notes:
265,000	3.800% due 2/15/28	246,667
920,000	4.800% due 9/1/28	888,683
515,000	4.300% due 2/15/29	482,332
245,000	3.100% due 11/15/29	212,892
3,410,000	2.100% due 4/1/31	2,678,467
	Deutsche Bank AG, Senior Non-Preferred Notes:
755,000	2.129% (SOFRRATE + 1.870%) due 11/24/26(b)	691,926
285,000	6.720% (SOFRRATE + 3.180%) due 1/18/29(b)	289,997
	Equinix Inc., Senior Unsecured Notes:
525,000	3.200% due 11/18/29	463,766
270,000	3.900% due 4/15/32	239,385
475,000	2.950% due 9/15/51	287,315
1,110,000	Equitable Financial Life Global Funding, Secured Notes, 1.800% due 3/8/28(c)	945,652
80,000	Equitable Holdings Inc., Senior Unsecured Notes, 4.350% due 4/20/28	75,986
6,134,000	Five Corners Funding Trust II, Senior Unsecured Notes, 2.850% due 5/15/30(c)	5,243,647
216,982	Global Aircraft Leasing Co., Ltd., Senior Unsecured Notes, 6.500% due 9/15/24(c)(g)	202,974

Schedules of Investments

November 30, 2023 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
Financial - 9.2% - (continued)
$200,000	Global Bank Corp., Senior Unsecured Notes, 5.250% (3-Month USD-LIBOR + 3.300%) due 4/16/29(b)	$177,452
345,000	GLP Capital LP/GLP Financing II Inc., Company Guaranteed Notes, 5.300% due 1/15/29	330,071
	Goldman Sachs Group Inc., Senior Unsecured Notes:
955,000	6.811% (3-Month TSFR + 1.432%) due 5/15/26(b)	958,320
125,000	4.482% (SOFRRATE + 1.725%) due 8/23/28(b)	120,560
300,000	1.992% (SOFRRATE + 1.090%) due 1/27/32(b)	232,678
1,740,000	2.615% (SOFRRATE + 1.281%) due 4/22/32(b)	1,402,115
900,000	2.383% (SOFRRATE + 1.248%) due 7/21/32(b)	708,695
530,000	Guardian Life Global Funding, Secured Notes, 1.250% due 5/13/26(c)	481,361
65,000	Hightower Holding LLC, Company Guaranteed Notes, 6.750% due 4/15/29(c)	56,202
560,000	Host Hotels & Resorts LP, Senior Unsecured Notes, 3.500% due 9/15/30	477,445
	HSBC Holdings PLC:
	Senior Unsecured Notes:
440,000	5.887% (SOFRRATE + 1.570%) due 8/14/27(b)	440,798
310,000	5.210% (SOFRRATE + 2.610%) due 8/11/28(b)	304,515
410,000	6.161% (SOFRRATE + 1.970%) due 3/9/29(b)	415,174
350,000	4.583% (3-Month TSFR + 1.796%) due 6/19/29(b)	333,178
620,000	2.206% (SOFRRATE + 1.285%) due 8/17/29(b)	526,209
1,335,000	5.402% (SOFRRATE + 2.870%) due 8/11/33(b)	1,284,015
	Subordinated Notes:
805,000	6.547% (SOFRRATE + 2.980%) due 6/20/34(b)	795,912
580,000	7.399% (SOFRRATE + 3.020%) due 11/13/34(b)	603,709
65,000	HUB International Ltd., Senior Secured Notes, 7.250% due 6/15/30(c)	66,434
	Huntington Bancshares Inc., Senior Unsecured Notes:
120,000	6.208% (SOFRRATE + 2.020%) due 8/21/29(b)	120,186
1,735,000	5.023% (SOFRRATE + 2.050%) due 5/17/33(b)	1,582,353
250,000	Huntington National Bank, Senior Unsecured Notes, 5.650% due 1/10/30	242,370
	Intesa Sanpaolo SpA, Senior Preferred Notes:
530,000	6.625% due 6/20/33(c)	518,936
440,000	7.800% due 11/28/53(c)	445,930
640,000	Invitation Homes Operating Partnership LP, Company Guaranteed Notes, 2.700% due 1/15/34	480,439
	Iron Mountain Inc., Company Guaranteed Notes:
155,000	7.000% due 2/15/29(c)	156,231
80,000	4.500% due 2/15/31(c)	69,238
200,000	Itau Unibanco Holding SA, Junior Subordinated Notes, 4.625% (5-Year CMT Index + 3.222%) (b)(f)	170,153
	JPMorgan Chase & Co., Senior Unsecured Notes:
620,000	3.960% (3-Month TSFR + 1.507%) due 1/29/27(b)	599,839
375,000	6.070% (SOFRRATE + 1.330%) due 10/22/27(b)	381,090
245,000	4.851% (SOFRRATE + 1.990%) due 7/25/28(b)	241,194
730,000	3.509% (3-Month TSFR + 1.207%) due 1/23/29(b)	678,001
605,000	5.299% (SOFRRATE + 1.450%) due 7/24/29(b)	602,932
585,000	2.580% (3-Month TSFR + 1.250%) due 4/22/32(b)	478,131
5,350,000	2.545% (SOFRRATE + 1.180%) due 11/8/32(b)	4,300,860
580,000	2.963% (SOFRRATE + 1.260%) due 1/25/33(b)	479,200
4,655,000	KeyBank NA, Senior Unsecured Notes, 5.000% due 1/26/33	4,083,003
300,000	Kimco Realty OP LLC, Company Guaranteed Notes, 4.450% due 1/15/24	298,802
90,000	LFS Topco LLC, Company Guaranteed Notes, 5.875% due 10/15/26(c)	79,191
2,180,000	Lloyds Banking Group PLC, Senior Unsecured Notes, 4.976% (1-Year CMT Index + 2.300%) due 8/11/33(b)	2,024,356
	M&T Bank Corp., Senior Unsecured Notes:
425,000	7.413% (SOFRRATE + 2.800%) due 10/30/29(b)	443,144
505,000	5.053% (SOFRRATE + 1.850%) due 1/27/34(b)	452,692

Schedules of Investments

November 30, 2023 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
Financial - 9.2% - (continued)
$675,000	Macquarie Group Ltd., Senior Unsecured Notes, 2.871% (SOFRRATE + 1.532%) due 1/14/33(b)(c)	$527,682
1,015,000	Manufacturers & Traders Trust Co., Senior Unsecured Notes, 4.700% due 1/27/28	953,479
235,000	Marsh & McLennan Cos., Inc., Senior Unsecured Notes, 4.750% due 3/15/39	215,645
570,000	Massachusetts Mutual Life Insurance Co., Subordinated Notes, 3.375% due 4/15/50(c)	384,538
	MetLife Inc., Senior Unsecured Notes:
330,000	5.375% due 7/15/33	328,656
515,000	5.250% due 1/15/54	486,061
1,070,000	Metropolitan Life Global Funding I, Secured Notes, 2.400% due 1/11/32(c)	851,160
	Morgan Stanley:
	Senior Unsecured Notes:
7,000,000	3.772% (3-Month TSFR + 1.402%) due 1/24/29(b)	6,527,757
580,000	5.123% (SOFRRATE + 1.730%) due 2/1/29(b)	570,888
155,000	5.164% (SOFRRATE + 1.590%) due 4/20/29(b)	152,424
180,000	5.449% (SOFRRATE + 1.630%) due 7/20/29(b)	179,317
465,000	6.407% (SOFRRATE + 1.830%) due 11/1/29(b)	481,500
3,135,000	2.699% (SOFRRATE + 1.143%) due 1/22/31(b)	2,647,125
485,000	1.928% (SOFRRATE + 1.020%) due 4/28/32(b)	372,767
185,000	2.511% (SOFRRATE + 1.200%) due 10/20/32(b)	146,732
	Subordinated Notes:
1,270,000	2.484% (SOFRRATE + 1.360%) due 9/16/36(b)	958,876
90,000	5.948% (5-Year CMT Index + 2.430%) due 1/19/38(b)	87,243
530,000	Nasdaq Inc., Senior Unsecured Notes, 5.550% due 2/15/34	529,646
145,000	Nationstar Mortgage Holdings Inc., Company Guaranteed Notes, 5.750% due 11/15/31(c)	126,602
100,000	Navient Corp., Senior Unsecured Notes, 5.000% due 3/15/27	93,237
	OneMain Finance Corp., Company Guaranteed Notes:
115,000	7.125% due 3/15/26	115,961
90,000	5.375% due 11/15/29	81,004
2,420,000	Ontario Teachers' Cadillac Fairview Properties Trust, Senior Unsecured Notes, 2.500% due 10/15/31(c)	1,885,539
200,000	Oversea-Chinese Banking Corp., Ltd., Subordinated Notes, 1.832% (5-Year CMT Index + 1.580%) due 9/10/30(b)	186,090
195,000	Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co.-Issuer, Senior Secured Notes, 4.875% due 5/15/29(c)	173,515
160,000	PennyMac Financial Services Inc., Company Guaranteed Notes, 4.250% due 2/15/29(c)	138,394
	PNC Financial Services Group Inc.:
	Senior Unsecured Notes:
230,000	5.068% (SOFRRATE + 1.933%) due 1/24/34(b)	215,680
190,000	6.875% (SOFRRATE + 2.284%) due 10/20/34(b)	201,705
4,450,000	Subordinated Notes, 4.626% (SOFRRATE + 1.850%) due 6/6/33(b)	3,961,021
425,000	Principal Financial Group Inc., Company Guaranteed Notes, 5.375% due 3/15/33	417,476
65,000	Realogy Group LLC/Realogy Co.-Issuer Corp., Company Guaranteed Notes, 5.250% due 4/15/30(c)	43,752
240,000	Realty Income Corp., Senior Unsecured Notes, 5.050% due 1/13/26	238,651
375,000	Royal Bank of Canada, Senior Unsecured Notes, 5.200% due 8/1/28	373,679
80,000	Ryan Specialty LLC, Senior Secured Notes, 4.375% due 2/1/30(c)	72,200
535,000	Santander Holdings USA Inc., Senior Unsecured Notes, 2.490% (SOFRRATE + 1.249%) due 1/6/28(b)	479,290
2,575,000	SBA Tower Trust, Asset Backed, 1.631% due 11/15/26(c)	2,264,801
1,905,000	Simon Property Group LP, Senior Unsecured Notes, 2.200% due 2/1/31	1,523,917
1,335,000	Societe Generale SA, Subordinated Notes, 6.221% (1-Year CMT Index + 3.200%) due 6/15/33(b)(c)	1,251,655

Schedules of Investments

November 30, 2023 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
Financial - 9.2% - (continued)
	Standard Chartered PLC, Senior Unsecured Notes:
$565,000	7.767% (1-Year CMT Index + 3.450%) due 11/16/28(b)(c)	$598,129
215,000	7.018% (1-Year CMT Index + 2.200%) due 2/8/30(b)(c)	221,583
	Toronto-Dominion Bank, Senior Unsecured Notes:
490,000	4.693% due 9/15/27	480,994
2,638,000	3.200% due 3/10/32	2,226,089
3,050,000	4.456% due 6/8/32	2,833,152
	Truist Financial Corp., Senior Unsecured Notes:
225,000	4.873% (SOFRRATE + 1.435%) due 1/26/29(b)	215,661
3,295,000	5.122% (SOFRRATE + 1.852%) due 1/26/34(b)	3,031,029
	UBS Group AG, Senior Unsecured Notes:
435,000	4.751% (1-Year CMT Index + 1.750%) due 5/12/28(b)(c)	419,197
260,000	6.442% (SOFRRATE + 3.700%) due 8/11/28(b)(c)	264,211
330,000	6.246% (1-Year CMT Index + 1.800%) due 9/22/29(b)(c)	334,514
5,000,000	4.194% (SOFRRATE + 3.730%) due 4/1/31(b)(c)	4,488,458
200,000	2.095% (1-Year CMT Index + 1.000%) due 2/11/32(b)(c)	153,018
3,600,000	2.746% (1-Year CMT Index + 1.100%) due 2/11/33(b)(c)	2,808,012
1,420,000	6.537% (SOFRRATE + 3.920%) due 8/12/33(b)(c)	1,449,143
5,160,000	UDR Inc., Company Guaranteed Notes, 3.200% due 1/15/30	4,530,330
423,000	Unifin Financiera SAB de CV, Junior Subordinated Notes, 8.875% (5-Year CMT Index + 6.308%) (d)(e)(f)	423
65,000	Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC, Senior Secured Notes, 10.500% due 2/15/28(c)	63,935
6,006,000	US Bancorp, Subordinated Notes, 2.491% (5-Year CMT Index + 0.950%) due 11/3/36(b)	4,433,910
5,650,000	Ventas Realty LP, Company Guaranteed Notes, 3.850% due 4/1/27	5,319,350
	VICI Properties LP, Senior Unsecured Notes:
270,000	4.950% due 2/15/30	251,067
470,000	5.125% due 5/15/32	432,738
	Wells Fargo & Co., Senior Unsecured Notes:
620,000	3.000% due 4/22/26	586,599
395,000	3.908% (SOFRRATE + 1.320%) due 4/25/26(b)	384,474
1,130,000	3.526% (SOFRRATE + 1.510%) due 3/24/28(b)	1,059,452
510,000	3.584% (3-Month TSFR + 1.572%) due 5/22/28(b)	477,671
645,000	4.808% (SOFRRATE + 1.980%) due 7/25/28(b)	629,205
915,000	5.574% (SOFRRATE + 1.740%) due 7/25/29(b)	913,532
310,000	2.879% (3-Month TSFR + 1.432%) due 10/30/30(b)	266,714
585,000	2.572% (3-Month TSFR + 1.262%) due 2/11/31(b)	488,878
955,000	3.350% (SOFRRATE + 1.500%) due 3/2/33(b)	799,355
560,000	4.897% (SOFRRATE + 2.100%) due 7/25/33(b)	523,769
5,955,000	5.389% (SOFRRATE + 2.020%) due 4/24/34(b)	5,729,287
375,000	6.491% (SOFRRATE + 2.060%) due 10/23/34(b)	391,652
230,000	5.013% (3-Month TSFR + 4.502%) due 4/4/51(b)	204,494
	Welltower OP LLC, Company Guaranteed Notes:
570,000	2.050% due 1/15/29	482,745
5,725,000	2.750% due 1/15/32	4,635,403
625,000	Westpac Banking Corp., Subordinated Notes, 3.020% (5-Year CMT Index + 1.530%) due 11/18/36(b)	484,052
650,000	Willis North America Inc., Company Guaranteed Notes, 2.950% due 9/15/29	568,471
	XHR LP, Senior Secured Notes:
100,000	6.375% due 8/15/25(c)	99,001
295,000	4.875% due 6/1/29(c)	264,302
	Total Financial	187,680,827

Schedules of Investments

November 30, 2023 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
Industrial - 0.9%
	Advanced Drainage Systems Inc., Company Guaranteed Notes:
$130,000	5.000% due 9/30/27(c)	$123,457
170,000	6.375% due 6/15/30(c)	167,025
410,000	Arrow Electronics Inc., Senior Unsecured Notes, 3.875% due 1/12/28	381,972
267,172	Bioceanico Sovereign Certificate Ltd., Senior Secured Notes, zero coupon, due 6/5/34	189,552
	Boeing Co., Senior Unsecured Notes:
305,000	5.040% due 5/1/27	303,015
550,000	2.950% due 2/1/30	478,529
160,000	5.150% due 5/1/30	158,524
	Bombardier Inc., Senior Unsecured Notes:
122,000	7.875% due 4/15/27(c)	122,089
110,000	8.750% due 11/15/30(c)	112,618
	Builders FirstSource Inc., Company Guaranteed Notes:
140,000	5.000% due 3/1/30(c)	130,379
90,000	4.250% due 2/1/32(c)	77,203
100,000	6.375% due 6/15/32(c)	98,395
	Carrier Global Corp., Senior Unsecured Notes:
45,000	5.900% due 3/15/34(c)	46,308
45,000	6.200% due 3/15/54(c)	47,567
	Cemex SAB de CV, Subordinated Notes:
200,000	5.125% (5-Year CMT Index + 4.534%) (b)(f)	187,580
200,000	9.125% (5-Year CMT Index + 5.157%) (b)(c)(f)	208,814
45,000	Clean Harbors Inc., Company Guaranteed Notes, 5.125% due 7/15/29(c)	42,313
55,000	Clydesdale Acquisition Holdings Inc., Senior Secured Notes, 6.625% due 4/15/29(c)	52,922
60,000	Coherent Corp., Company Guaranteed Notes, 5.000% due 12/15/29(c)	54,301
100,000	Cornerstone Building Brands Inc., Company Guaranteed Notes, 6.125% due 1/15/29(c)	78,500
690,000	CSX Corp., Senior Unsecured Notes, 3.350% due 9/15/49	479,252
1,115,000	DAE Funding LLC, Company Guaranteed Notes, 1.550% due 8/1/24(c)	1,078,812
60,000	Energizer Holdings Inc., Company Guaranteed Notes, 6.500% due 12/31/27(c)	58,261
155,000	Fortress Transportation & Infrastructure Investors LLC, Company Guaranteed Notes, 7.875% due 12/1/30(c)	157,684
65,000	GFL Environmental Inc., Senior Secured Notes, 6.750% due 1/15/31(c)(h)	65,569
50,000	GrafTech Finance Inc., Senior Secured Notes, 4.625% due 12/15/28(c)	33,536
115,000	Griffon Corp., Company Guaranteed Notes, 5.750% due 3/1/28	108,690
140,000	Ingersoll Rand Inc., Senior Unsecured Notes, 5.700% due 8/14/33	141,701
520,000	Jacobs Engineering Group Inc., Company Guaranteed Notes, 5.900% due 3/1/33	506,556
75,000	JELD-WEN Inc., Company Guaranteed Notes, 4.875% due 12/15/27(c)	69,178
88,848	Lima Metro Line 2 Finance Ltd., Senior Secured Notes, 5.875% due 7/5/34	86,476
	Madison IAQ LLC:
70,000	Senior Secured Notes, 4.125% due 6/30/28(c)	62,186
150,000	Senior Unsecured Notes, 5.875% due 6/30/29(c)	125,849
168,118	MV24 Capital BV, Senior Secured Notes, 6.748% due 6/1/34	151,368
520,000	Northrop Grumman Corp., Senior Unsecured Notes, 5.150% due 5/1/40	496,221
775,000	Otis Worldwide Corp., Senior Unsecured Notes, 2.565% due 2/15/30	663,309
100,000	Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer Inc., Senior Secured Notes, 4.375% due 10/15/28(c)	90,875
125,000	Parker-Hannifin Corp., Senior Unsecured Notes, 4.250% due 9/15/27	121,688
	Penske Truck Leasing Co. LP/PTL Finance Corp., Senior Unsecured Notes:
375,000	5.750% due 5/24/26(c)	373,652
255,000	4.200% due 4/1/27(c)	241,454
450,000	4.400% due 7/1/27(c)	427,425
170,000	6.050% due 8/1/28(c)	171,297
115,000	6.200% due 6/15/30(c)	116,446

Schedules of Investments

November 30, 2023 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
Industrial - 0.9% - (continued)
	Regal Rexnord Corp., Company Guaranteed Notes:
$1,085,000	6.050% due 4/15/28(c)	$1,067,513
135,000	6.300% due 2/15/30(c)	133,413
100,000	Roller Bearing Co. of America Inc., Senior Unsecured Notes, 4.375% due 10/15/29(c)	89,805
580,000	RTX Corp., Senior Unsecured Notes, 5.750% due 11/8/26	587,745
85,000	Sealed Air Corp./Sealed Air Corp. US, Company Guaranteed Notes, 7.250% due 2/15/31(c)	87,014
70,000	Seaspan Corp., Senior Unsecured Notes, 5.500% due 8/1/29(c)	54,656
80,000	Spirit AeroSystems Inc., Senior Secured Notes, 9.750% due 11/15/30(c)	84,245
180,000	Standard Industries Inc., Senior Unsecured Notes, 4.375% due 7/15/30(c)	157,776
89,000	Tervita Corp., Secured Notes, 11.000% due 12/1/25(c)	92,655
105,000	Titan Acquisition Ltd./Titan Co.-Borrower LLC, Senior Unsecured Notes, 7.750% due 4/15/26(c)	103,764
	TransDigm Inc.:
140,000	Company Guaranteed Notes, 5.500% due 11/15/27	134,740
135,000	Senior Secured Notes, 6.875% due 12/15/30(c)	135,169
95,000	Trident TPI Holdings Inc., Company Guaranteed Notes, 12.750% due 12/31/28(c)	100,225
240,000	Veralto Corp., Company Guaranteed Notes, 5.350% due 9/18/28(c)	239,504
490,000	Waste Management Inc., Company Guaranteed Notes, 4.875% due 2/15/29	490,267
	WRKCo Inc., Company Guaranteed Notes:
490,000	3.750% due 3/15/25	476,941
5,245,000	3.900% due 6/1/28	4,903,954
170,000	XPO Inc., Company Guaranteed Notes, 7.125% due 6/1/31(c)	171,832
	Total Industrial	17,999,766
Technology - 0.4%
165,000	AthenaHealth Group Inc., Senior Unsecured Notes, 6.500% due 2/15/30(c)	143,023
15,000	Boxer Parent Co., Inc., Senior Secured Notes, 7.125% due 10/2/25(c)	14,981
	Broadcom Inc., Senior Unsecured Notes:
577,000	3.419% due 4/15/33(c)	484,898
502,000	4.926% due 5/15/37(c)	459,797
40,000	Castle US Holding Corp., Senior Unsecured Notes, 9.500% due 2/15/28(c)	21,200
	CDW LLC/CDW Finance Corp., Company Guaranteed Notes:
210,000	2.670% due 12/1/26	192,298
180,000	3.569% due 12/1/31	155,002
105,000	Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc., Senior Secured Notes, 8.000% due 6/15/29(c)	107,708
80,000	Clarivate Science Holdings Corp., Company Guaranteed Notes, 4.875% due 7/1/29(c)	71,590
155,000	Dun & Bradstreet Corp., Company Guaranteed Notes, 5.000% due 12/15/29(c)	140,058
200,000	Helios Software Holdings Inc./ION Corporate Solutions Finance SARL, Senior Secured Notes, 4.625% due 5/1/28(c)	173,636
190,000	Hewlett Packard Enterprise Co., Senior Unsecured Notes, 5.900% due 10/1/24	189,968
	Intel Corp., Senior Unsecured Notes:
160,000	3.250% due 11/15/49	110,370
305,000	5.050% due 8/5/62	280,793
	Marvell Technology Inc.:
390,000	Company Guaranteed Notes, 1.650% due 4/15/26	358,293
145,000	Senior Unsecured Notes, 5.950% due 9/15/33	146,893
350,000	Microsoft Corp., Senior Unsecured Notes, 2.921% due 3/17/52	241,674
380,000	NetApp Inc., Senior Unsecured Notes, 1.875% due 6/22/25	357,959
535,000	NVIDIA Corp., Senior Unsecured Notes, 2.850% due 4/1/30	480,351
500,000	NXP BV/NXP Funding LLC, Company Guaranteed Notes, 4.875% due 3/1/24	498,461
	NXP BV/NXP Funding LLC/NXP USA Inc., Company Guaranteed Notes:
375,000	3.875% due 6/18/26	360,833
250,000	4.300% due 6/18/29	235,512

Schedules of Investments

November 30, 2023 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
Technology - 0.4% - (continued)
	Oracle Corp., Senior Unsecured Notes:
$335,000	6.150% due 11/9/29	$351,504
165,000	2.950% due 4/1/30	144,585
45,000	6.250% due 11/9/32	47,387
365,000	4.900% due 2/6/33	351,156
325,000	3.800% due 11/15/37	264,825
2,159,000	3.600% due 4/1/50	1,507,687
175,000	Qorvo Inc., Company Guaranteed Notes, 1.750% due 12/15/24	167,380
35,000	Virtusa Corp., Senior Unsecured Notes, 7.125% due 12/15/28(c)	27,645
520,000	Workday Inc., Senior Unsecured Notes, 3.700% due 4/1/29	482,598
	Total Technology	8,570,065
Utilities - 3.0%
400,000	Adani Electricity Mumbai Ltd., Senior Secured Notes, 3.867% due 7/22/31	288,074
540,000	AEP Texas Inc., Senior Unsecured Notes, 3.450% due 1/15/50	361,752
450,000	Alabama Power Co., Senior Unsecured Notes, 3.450% due 10/1/49	313,351
	Arizona Public Service Co., Senior Unsecured Notes:
385,000	6.350% due 12/15/32	403,104
155,000	5.550% due 8/1/33	153,532
115,000	Atmos Energy Corp., Senior Unsecured Notes, 5.900% due 11/15/33	119,281
	Berkshire Hathaway Energy Co., Senior Unsecured Notes:
610,000	6.125% due 4/1/36	627,058
1,100,000	5.950% due 5/15/37	1,112,859
50,000	4.600% due 5/1/53	40,860
155,000	Boston Gas Co., Senior Unsecured Notes, 3.757% due 3/16/32(c)	132,981
800,000	Brooklyn Union Gas Co., Senior Unsecured Notes, 4.866% due 8/5/32(c)	727,220
	Calpine Corp.:
95,000	Senior Secured Notes, 4.500% due 2/15/28(c)	89,658
75,000	Senior Unsecured Notes, 4.625% due 2/1/29(c)	67,929
200,000	Chile Electricity PEC SpA, Senior Secured Notes, zero coupon, due 1/25/28(c)	154,487
150,000	Clearway Energy Operating LLC, Company Guaranteed Notes, 4.750% due 3/15/28(c)	140,371
	Cleco Corporate Holdings LLC:
70,000	Senior Secured Notes, 4.973% due 5/1/46	54,689
180,000	Senior Unsecured Notes, 3.375% due 9/15/29	153,389
	Consolidated Edison Co. of New York Inc., Senior Unsecured Notes:
170,000	5.500% due 3/15/34	171,363
400,000	3.200% due 12/1/51	262,195
	Dominion Energy Inc., Senior Unsecured Notes:
3,375,000	3.375% due 4/1/30	3,001,171
1,500,000	5.375% due 11/15/32	1,481,048
30,000	6.300% due 3/15/33	30,789
	DTE Energy Co., Senior Unsecured Notes:
245,000	step bond to yield, 4.220% due 11/1/24	241,197
490,000	4.875% due 6/1/28	480,410
	Duke Energy Carolinas LLC, 1st Mortgage Notes:
1,225,000	5.300% due 2/15/40	1,165,441
205,000	3.550% due 3/15/52	145,136
	Duke Energy Corp., Senior Unsecured Notes:
4,000,000	0.900% due 9/15/25	3,688,417
775,000	2.650% due 9/1/26	721,290
165,000	2.450% due 6/1/30	138,471
1,455,000	2.550% due 6/15/31	1,188,035
450,000	4.500% due 8/15/32	419,730
275,000	Duke Energy Florida LLC, 1st Mortgage Notes, 5.875% due 11/15/33	284,478

Schedules of Investments

November 30, 2023 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
Utilities - 3.0% - (continued)
$430,000	Edison International, Senior Unsecured Notes, 5.250% due 11/15/28	$423,323
143,400	Empresa Electrica Angamos SA, Senior Secured Notes, 4.875% due 5/25/29	129,060
104,860	Empresa Electrica Cochrane SpA, Senior Secured Notes, 5.500% due 5/14/27	97,639
200,000	Empresas Publicas de Medellin ESP, Senior Unsecured Notes, 4.375% due 2/15/31	155,171
445,000	Enel Finance International NV, Senior Unsecured Notes, 5.000% due 6/15/32(c)	417,532
	Entergy Louisiana LLC, 1st Mortgage Notes:
1,100,000	4.950% due 1/15/45	944,856
170,000	4.750% due 9/15/52	144,580
735,000	Essential Utilities Inc., Senior Unsecured Notes, 3.351% due 4/15/50	480,617
780,000	Evergy Inc., Senior Unsecured Notes, 2.900% due 9/15/29	680,353
	Eversource Energy, Senior Unsecured Notes:
150,000	5.450% due 3/1/28	150,154
310,000	5.950% due 2/1/29	315,989
960,000	5.125% due 5/15/33	926,141
	Exelon Corp., Senior Unsecured Notes:
815,000	5.150% due 3/15/28	813,880
120,000	4.100% due 3/15/52	91,643
132,941	Fenix Power Peru SA, Senior Unsecured Notes, 4.317% due 9/20/27	122,310
	Georgia Power Co., Senior Unsecured Notes:
205,000	4.650% due 5/16/28	201,301
415,000	4.700% due 5/15/32	397,224
290,000	4.950% due 5/17/33	280,665
380,000	ITC Holdings Corp., Senior Unsecured Notes, 2.950% due 5/14/30(c)	323,979
161,000	JSW Hydro Energy Ltd., Senior Secured Notes, 4.125% due 5/18/31	136,528
300,000	Kallpa Generacion SA, Company Guaranteed Notes, 4.125% due 8/16/27	280,160
275,000	KeySpan Gas East Corp., Senior Unsecured Notes, 5.994% due 3/6/33(c)	269,949
90,000	Leeward Renewable Energy Operations LLC, Company Guaranteed Notes, 4.250% due 7/1/29(c)	75,719
643,680	LLPL Capital Pte Ltd., Senior Secured Notes, 6.875% due 2/4/39(c)	600,167
400,000	Mercury Chile Holdco LLC, Senior Secured Notes, 6.500% due 1/24/27(c)	364,496
131,562	Mexico Generadora de Energia S de rl, Senior Secured Notes, 5.500% due 12/6/32	125,491
500,000	Minejesa Capital BV, Senior Secured Notes, 5.625% due 8/10/37	407,522
230,573	Mong Duong Finance Holdings BV, Senior Secured Notes, 5.125% due 5/7/29	211,625
	Monongahela Power Co., 1st Mortgage Notes:
255,000	5.850% due 2/15/34(c)	255,966
265,000	5.400% due 12/15/43(c)	242,251
135,000	National Grid PLC, Senior Unsecured Notes, 5.602% due 6/12/28	136,102
	National Rural Utilities Cooperative Finance Corp., Secured Notes:
510,000	4.150% due 12/15/32	464,870
140,000	5.800% due 1/15/33	142,701
	NextEra Energy Capital Holdings Inc., Company Guaranteed Notes:
220,000	4.255% due 9/1/24	217,334
890,000	4.625% due 7/15/27	872,412
1,455,000	2.250% due 6/1/30	1,199,555
135,000	5.050% due 2/28/33	130,517
	NiSource Inc., Senior Unsecured Notes:
1,619,000	3.600% due 5/1/30	1,451,213
50,000	5.400% due 6/30/33	49,510
200,000	NRG Energy Inc., Company Guaranteed Notes, 3.625% due 2/15/31(c)	163,532
410,000	Oglethorpe Power Corp., 1st Mortgage Notes, 5.050% due 10/1/48	348,830
200,000	Ohio Edison Co., Senior Unsecured Notes, 5.500% due 1/15/33(c)	194,809
480,000	Ohio Power Co., Senior Unsecured Notes, 5.000% due 6/1/33	461,083
2,855,000	Oklahoma Gas & Electric Co., Senior Unsecured Notes, 5.600% due 4/1/53	2,759,233
380,000	Oncor Electric Delivery Co. LLC, Senior Secured Notes, 5.650% due 11/15/33(c)	390,035

Schedules of Investments

November 30, 2023 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
Utilities - 3.0% - (continued)
$200,000	Orazul Energy Peru SA, Company Guaranteed Notes, 5.625% due 4/28/27	$184,000
	Pacific Gas & Electric Co.:
	1st Mortgage Notes:
1,385,000	5.450% due 6/15/27	1,366,412
665,000	6.100% due 1/15/29	668,174
665,000	4.550% due 7/1/30	610,755
1,820,000	2.500% due 2/1/31	1,449,516
470,000	6.150% due 1/15/33	468,128
930,000	6.400% due 6/15/33	941,034
230,000	4.950% due 7/1/50	182,997
610,000	Senior Secured Notes, 3.250% due 6/1/31	506,815
	Pike Corp.:
125,000	Company Guaranteed Notes, 5.500% due 9/1/28(c)	113,850
65,000	Senior Unsecured Notes, 8.625% due 1/31/31(c)(h)	65,723
150,000	PPL Capital Funding Inc., Company Guaranteed Notes, 4.125% due 4/15/30	138,539
285,000	Public Service Enterprise Group Inc., Senior Unsecured Notes, 6.125% due 10/15/33	294,680
	Puget Energy Inc., Senior Secured Notes:
535,000	3.650% due 5/15/25	516,963
230,000	4.100% due 6/15/30	205,265
625,000	Sempra, Senior Unsecured Notes, 3.400% due 2/1/28	579,328
288,278	Southaven Combined Cycle Generation LLC, Secured Notes, 3.846% due 8/15/33	263,684
	Southern California Edison Co., 1st Mortgage Notes:
580,000	4.900% due 6/1/26	575,446
155,000	5.850% due 11/1/27	158,899
230,000	5.300% due 3/1/28	231,706
130,000	2.850% due 8/1/29	114,682
325,000	2.250% due 6/1/30	269,318
545,000	4.125% due 3/1/48	423,848
5,000,000	4.875% due 3/1/49	4,272,332
	Southern California Gas Co., 1st Mortgage Notes:
555,000	5.200% due 6/1/33	546,664
5,955,000	5.750% due 6/1/53	5,845,623
	Southern Co., Senior Unsecured Notes:
535,000	4.850% due 6/15/28	527,088
765,000	3.700% due 4/30/30	699,393
455,000	5.200% due 6/15/33	446,619
200,000	5.700% due 3/15/34	203,780
110,000	Southern Co. Gas Capital Corp., Company Guaranteed Notes, 5.750% due 9/15/33	111,325
438,000	Southwest Gas Corp., Senior Unsecured Notes, 2.200% due 6/15/30	355,824
555,000	Southwestern Electric Power Co., Senior Unsecured Notes, 5.300% due 4/1/33	532,792
665,000	Virginia Electric & Power Co., Senior Unsecured Notes, 5.000% due 4/1/33	642,182
85,000	Vistra Operations Co. LLC, Company Guaranteed Notes, 7.750% due 10/15/31(c)	86,992
230,000	Xcel Energy Inc., Senior Unsecured Notes, 4.600% due 6/1/32	215,012
	Total Utilities	62,223,181
	TOTAL CORPORATE BONDS & NOTES
	(Cost - $510,364,831)	461,054,111
COLLATERALIZED MORTGAGE OBLIGATIONS - 22.4%
778,275	510 Asset Backed Trust, Series 2021-NPL1, Class A1, step bond to yield, 2.240% due 6/25/61(c)(d)	731,292
274,937	Ajax Mortgage Loan Trust, Series 2021-C, Class A, step bond to yield, 2.115% due 1/25/61(c)	261,016
	Alternative Loan Trust:
558,896	Series 2005-28CB, Class 1A7, 5.500% due 8/25/35	466,270
4,819,200	Series 2005-7CB, Class 2A2, 0.000% (1-Month TSFR + 4.936%) due 3/1/38(b)(i)	167,302

Schedules of Investments

November 30, 2023 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 22.4% (continued)
$4,819,200	Series 2005-7CB, Class 2A5, 5.500% (1-Month TSFR + 0.564%) due 3/1/38(b)	$3,532,862
3,884,392	Series 2006-OA2, Class A1, 5.866% (1-Month TSFR + 0.534%) due 5/20/46(b)	3,188,900
2,114,425	Series 2007-4CB, Class 1A1, 5.750% (1-Month TSFR + 0.714%) due 4/25/37(b)	1,609,967
6,441,908	Series 2007-9T1, Class 2A2, 6.000% due 5/25/37	2,927,290
	Angel Oak Mortgage Trust:
311,223	Series 2020-R1, Class A1, 0.990% due 4/25/53(b)(c)	280,669
374,629	Series 2021-1, Class A1, 0.909% due 1/25/66(b)(c)	311,729
328,315	Series 2021-2, Class A1, 0.985% due 4/25/66(b)(c)	267,293
622,315	Series 2021-3, Class A1, 1.068% due 5/25/66(b)(c)	506,996
523,309	Series 2021-4, Class A1, 1.035% due 1/20/65(b)(c)	411,360
800,596	Series 2021-5, Class A1, 0.951% due 7/25/66(b)(c)	659,361
1,188,362	Series 2021-6, Class A1, 1.458% due 9/25/66(b)(c)	920,690
1,370,279	Series 2022-1, Class A1, step bond to yield, 2.881% due 12/25/66(c)	1,186,044
	Arbor Multifamily Mortgage Securities Trust:
7,965,000	Series 2020-MF1, Class A5, 2.756% due 5/15/53(c)	6,763,777
1,485,000	Series 2021-MF2, Class A5, 2.513% due 6/15/54(c)	1,195,684
1,920,000	Series 2021-MF2, Class C, 2.809% due 6/15/54(b)(c)	1,285,615
2,550,000	Series 2022-MF4, Class A5, 3.403% due 2/15/55(b)(c)	2,166,054
2,600,000	Series 2022-MF4, Class B, 3.403% due 2/15/55(b)(c)	1,977,257
500,000	BAMLL Commercial Mortgage Securities Trust, Series 2018-DSNY, Class C, 6.970% (1-Month TSFR + 1.647%) due 9/15/34(b)(c)	496,402
	BANK:
10,016,368	Series 2017-BNK4, Class XA, 1.498% due 5/15/50(b)(i)	344,722
15,427,573	Series 2018-BN10, Class XA, 0.834% due 2/15/61(b)(i)	365,305
7,540,000	Series 2020-BN30, Class A4, 1.925% due 12/15/53	5,780,844
5,816,000	Series 2021-BN35, Class A5, 2.285% due 6/15/64	4,611,929
6,446,262	Series 2022-BNK39, Class XA, 0.533% due 2/15/55(b)(i)	171,242
1,689,845	Series 2023-BNK45, Class XA, 1.204% due 2/15/56(b)(i)	107,012
7,010,000	Series 2023-BNK46, Class A4, 5.745% due 8/15/56	7,066,796
1,172,840	BANKFIVE Corp., Series 2023-5YR4, Class XA, Series , Class , 0.000% due 12/15/56(i)	47,426
	BBCMS Mortgage Trust:
1,236,000	Series 2018-TALL, Class F, 8.755% (1-Month TSFR + 3.432%) due 3/15/37(b)(c)	569,301
1,800,000	Series 2020-C6, Class A4, 2.639% due 2/15/53	1,515,187
1,466,301	Series 2020-C7, Class XA, 1.729% due 4/15/53(b)(i)	92,276
305,000	Series 2022-C15, Class A5, 3.662% due 4/15/55(b)	263,710
280,000	Series 2022-C16, Class A5, 4.600% due 6/15/55(b)	259,705
365,000	Series 2022-C18, Class A4, 5.439% due 12/15/55(b)	360,268
120,000	Series 2022-C18, Class A5, 5.710% due 12/15/55(b)	120,605
1,995,074	Bear Stearns ALT-A Trust, Series 2006-1, Class 21A2, 4.269% due 2/25/36(b)	1,355,909
	Benchmark Mortgage Trust:
1,835,000	Series 2019-B15, Class A5, 2.928% due 12/15/72	1,536,371
2,361,221	Series 2020-B22, Class XA, 1.626% due 1/15/54(b)(i)	186,923
6,228,860	Series 2023-B39, Class XA, 0.724% due 7/15/56(b)(i)	251,092
384,635	BINOM Securitization Trust, Series 2021-INV1, Class A1, 2.034% due 6/25/56(b)(c)	322,235
	BRAVO Residential Funding Trust:
1,003,169	Series 2021-C, Class A1, step bond to yield, 1.620% due 3/1/61(c)	911,824
213,993	Series 2021-NQM1, Class A1, 0.941% due 2/25/49(b)(c)	185,557
173,252	Series 2021-NQM2, Class A1, 0.970% due 3/25/60(b)(c)	159,617
4,545,127	Series 2023-NQM5, Class A1, step bond to yield, 6.505% due 6/25/63(c)	4,541,674
1,072,767	BX, Series 2021-MFM1, Class D, 6.937% (1-Month TSFR + 1.614%) due 1/15/34(b)(c)	1,042,417
	BX Commercial Mortgage Trust:
544,000	Series 2019-XL, Class D, 6.887% (1-Month TSFR + 1.564%) due 10/15/36(b)(c)	538,476
1,819,000	Series 2019-XL, Class E, 7.237% (1-Month TSFR + 1.914%) due 10/15/36(b)(c)	1,798,885

Schedules of Investments

November 30, 2023 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 22.4% (continued)
$3,145,000	Series 2019-XL, Class F, 7.437% (1-Month TSFR + 2.114%) due 10/15/36(b)(c)	$3,104,424
500,000	Series 2021-CIP, Class A, 6.358% (1-Month TSFR + 1.035%) due 12/15/38(b)(c)	486,195
2,900,000	Series 2021-VOLT, Class C, 6.537% (1-Month TSFR + 1.214%) due 9/15/36(b)(c)	2,772,576
536,000	Series 2021-VOLT, Class E, 7.437% (1-Month TSFR + 2.114%) due 9/15/36(b)(c)	508,413
	BX Trust:
1,529,000	Series 2019-OC11, Class E, 4.075% due 12/9/41(b)(c)	1,239,684
1,400,000	Series 2021-ARIA, Class A, 6.337% (1-Month TSFR + 1.014%) due 10/15/36(b)(c)	1,359,742
5,900,000	CAMB Commercial Mortgage Trust, Series 2021-CX2, Class C, 2.864% due 11/10/46(b)(c)	4,391,680
249,855	Cascade MH Asset Trust, Series 2021-MH1, Class A1, 1.753% due 2/25/46(c)	212,296
15,824,514	CD Mortgage Trust, Series 2017-CD4, Class XA, 1.378% due 5/10/50(b)(i)	495,964
1,834,000	CGDB Commercial Mortgage Trust, Series 2019-MOB, Class E, 7.437% (1-Month TSFR + 2.114%) due 11/15/36(b)(c)	1,741,342
	CIM Trust:
1,016,642	Series 2021-R6, Class A1, 1.425% due 7/25/61(b)(c)	865,850
5,083,502	Series 2023-R2, Class A1, 5.500% due 8/25/64(b)(c)	5,002,856
	Citigroup Commercial Mortgage Trust:
1,415,000	Series 2015-GC31, Class A4, 3.762% due 6/10/48	1,348,306
31,076,280	Series 2015-GC35, Class XA, 0.858% due 11/10/48(b)(i)	321,751
805,000	Series 2016-P4, Class B, 3.377% due 7/10/49	705,188
7,640,000	Series 2019-GC43, Class A4, 3.038% due 11/10/52	6,479,608
2,850,000	Series 2023-SMRT, Class B, 6.048% due 10/12/40(b)(c)	2,777,420
	COLT Mortgage Loan Trust:
544,461	Series 2021-1, Class A1, 0.910% due 6/25/66(b)(c)	425,431
536,083	Series 2021-2, Class A1, 0.924% due 8/25/66(b)(c)	418,237
154,087	Series 2021-2R, Class A1, 0.798% due 7/27/54(c)	132,274
960,501	Series 2021-3, Class A1, 0.956% due 9/27/66(b)(c)	743,725
1,275,489	Series 2021-HX1, Class A1, 1.110% due 10/25/66(b)(c)	1,036,259
1,332,426	Series 2022-1, Class A1, 2.284% due 12/27/66(b)(c)	1,134,790
	Commercial Mortgage Trust:
1,050,000	Series 2015-CR23, Class A4, 3.497% due 5/10/48	1,009,011
3,035,000	Series 2020-CX, Class A, 2.173% due 11/10/46(c)	2,355,004
2,615,000	Series 2020-CX, Class B, 2.446% due 11/10/46(c)	2,037,838
1,150,000	Series 2020-CX, Class C, 2.773% due 11/10/46(b)(c)	878,823
3,750,000	Series 2020-SBX, Class C, 2.056% due 1/10/38(b)(c)	3,208,253
203,000	Series 2022-HC, Class A, 2.819% due 1/10/39(c)	173,612
300,000	Series 2022-HC, Class C, 3.376% due 1/10/39(c)	241,374
	Connecticut Avenue Securities Trust:
133,074	Series 2022-R08, Class 1M1, 7.878% (SOFR30A + 2.550%) due 7/25/42(b)(c)	136,402
324,957	Series 2023-R03, Class 2M1, 7.828% (SOFR30A + 2.500%) due 4/25/43(b)(c)	329,478
227,553	Series 2023-R04, Class 1M1, 7.629% (SOFR30A + 2.300%) due 5/25/43(b)(c)	231,013
654,716	Series 2023-R05, Class 1M1, 7.229% (SOFR30A + 1.900%) due 6/25/43(b)(c)	658,395
301,464	Series 2023-R06, Class 1M1, 7.028% (SOFR30A + 1.700%) due 7/25/43(b)(c)	302,029
	Credit Suisse Commercial Mortgage Capital Trust:
1,199,066	Series 2018-RPL9, Class A, 3.850% due 9/25/57(b)(c)	1,109,189
405,404	Series 2021-AFC1, Class A1, 0.830% due 3/25/56(b)(c)	307,201
479,882	Series 2021-NQM5, Class A1, 0.938% due 5/25/66(b)(c)	369,809
2,982,796	Series 2021-RPL3, Class A1, 2.000% due 1/25/60(b)(c)	2,502,457
347,170	Series 2021-RPL4, Class A1, 1.796% due 12/27/60(b)(c)	327,949
	Credit Suisse Mortgage Capital Certificates:
109,727	Series 2019-ICE4, Class D, 6.970% (1-Month TSFR + 1.647%) due 5/15/36(b)(c)	108,834
5,494,331	Series 2019-ICE4, Class E, 7.520% (1-Month TSFR + 2.197%) due 5/15/36(b)(c)	5,427,113
	CSAIL Commercial Mortgage Trust:
1,985,982	Series 2015-C4, Class A3, 3.544% due 11/15/48	1,918,256

Schedules of Investments

November 30, 2023 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 22.4% (continued)
$824,000	Series 2016-C7, Class B, 4.472% due 11/15/49(b)	$719,605
1,205,000	Series 2018-C14, Class C, 5.066% due 11/15/51(b)	917,520
1,370,916	CSFB Mortgage-Backed Pass-Through Certificates, Series 2005-9, Class 5A6, 5.500% due 10/25/35	728,022
	CSMC:
1,001,394	Series 2010-8R, Class 5A11, 4.809% due 2/26/37(b)(c)	928,023
535,617	Series 2020-NET, Class A, 2.257% due 8/15/37(c)	489,335
183,000	Series 2021-B33, Class A1, 3.053% due 10/10/43(c)	153,063
650,000	Series 2021-B33, Class A2, 3.167% due 10/10/43(c)	473,513
172,264	Series 2021-NQM1, Class A1, 0.809% due 5/25/65(b)(c)	143,323
698,262	Series 2021-NQM2, Class A1, 1.179% due 2/25/66(b)(c)	582,770
771,865	Series 2021-NQM4, Class A1, 1.101% due 5/25/66(b)(c)	624,259
1,316,604	Series 2021-NQM6, Class A1, 1.174% due 7/25/66(b)(c)	1,027,944
597,146	Series 2021-NQM8, Class A1, 1.841% due 10/25/66(b)(c)	486,882
1,460,848	Series 2022-NQM1, Class A1, 2.265% due 11/25/66(b)(c)	1,212,668
3,545,399	DBGS Mortgage Trust, Series 2018-BIOD, Class E, 7.319% (1-Month TSFR + 1.996%) due 5/15/35(b)(c)	3,411,276
	DBJPM Mortgage Trust:
21,195,000	Series 2017-C6, Class XB, 0.337% due 6/10/50(b)(i)	218,972
2,219,876	Series 2020-C9, Class XA, 1.823% due 9/15/53(b)(i)	126,408
610,000	DC Office Trust, Series 2019-MTC, Class A, 2.965% due 9/15/45(c)	489,243
	Deephaven Residential Mortgage Trust:
108,892	Series 2021-1, Class A1, 0.715% due 5/25/65(b)(c)	98,095
223,698	Series 2021-2, Class A1, 0.899% due 4/25/66(b)(c)	182,838
6,578,742	Series 2022-2, Class A1, 4.300% due 3/25/67(b)(c)	6,101,554
4,209,308	DSLA Mortgage Loan Trust, Series 2005-AR4, Class 1A, 5.966% (1-Month TSFR + 0.634%) due 8/19/45(b)	2,899,975
	Ellington Financial Mortgage Trust:
83,646	Series 2021-1, Class A1, 0.797% due 2/25/66(b)(c)	68,334
226,014	Series 2021-2, Class A1, 0.931% due 6/25/66(b)(c)	175,280
860,195	Series 2021-3, Class A1, 1.241% due 9/25/66(b)(c)	660,940
675,673	Series 2022-1, Class A1, 2.206% due 1/25/67(b)(c)	552,564
	Federal Home Loan Mortgage Corp. (FHLMC). REMICS:
586,284	Series 3835, Class FO, 0.000% due 4/15/41(j)	426,856
1,016,187	Series 4116, Class AP, 1.350% due 8/15/42	846,256
3,952,231	Series 4223, Class SB, 0.000% (SOFR30A + 5.293%) due 7/15/43(b)	2,555,986
1,000,000	Series 4265, Class GL, 3.000% due 4/15/42	828,636
697,029	Series 4447, Class IO, 5.000% due 3/15/45(i)	144,504
747,150	Series 4504, Class DZ, 3.500% due 8/15/45	669,189
132,645	Series 4518, Class CZ, 3.500% due 10/15/45	116,128
9,441,874	Series 4655, Class CZ, 3.000% due 2/15/47	7,835,032
22,264,167	Series 4726, Class Z, 3.500% due 10/15/47	19,419,989
161,375	Series 4751, Class PL, 3.000% due 12/15/47	117,574
4,219,902	Series 4892, Class ES, 0.707% (SOFR30A + 6.036%) due 7/25/45(b)(i)	436,624
8,399,726	Series 4957, Class PB, 2.500% due 3/25/50	6,614,442
350,517	Series 5018, Class LW, 1.000% due 10/25/40	271,314
705,843	Series 5083, Class AI, 2.500% due 3/25/51(i)	99,424
1,576,931	Series 5092, Class WI, 2.500% due 4/25/36(i)	156,119
857,748	Series 5169, Class IO, 3.000% due 9/25/51(i)	138,430
578,015	Series 5201, Class PA, 2.500% due 3/25/52	497,136
159,000	Series 5228, Class JL, 2.500% due 10/25/41	119,689
	Federal National Mortgage Association (FNMA), Aces:
32,680,231	Series 2020-M12, Class IO, 1.404% due 7/25/29(b)(i)	1,558,530

Schedules of Investments

November 30, 2023 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 22.4% (continued)
$10,107,736	Series 2020-M15, Class X1, 1.557% due 9/25/31(b)(i)	$649,420
20,777,374	Series 2020-M7, Class X2, 1.331% due 3/25/31(b)(i)	1,251,465
5,488,835	Series 2022-M4, Class A1X, 2.547% due 5/25/30(b)	4,917,376
7,106,949	Series 2022-M5, Class A1, 2.437% due 1/1/34(b)	6,289,662
	Federal National Mortgage Association (FNMA), Interest Strip:
1,199,619	Series 426, Class C38, 2.000% due 3/25/52(i)	151,748
768,656	Series 429, Class C3, 2.500% due 9/25/52(i)	117,577
1,008,620	Series 437, Class C8, 2.500% due 6/25/52(i)	151,324
	Federal National Mortgage Association (FNMA), REMICS:
471,000	Series 2011-142, Class PE, 3.500% due 1/25/42	416,288
114,416	Series 2011-51, Class TO, 0.000% due 6/25/41(j)	83,918
655,518	Series 2012-120, Class ZB, 3.500% due 11/25/42	587,670
505,171	Series 2013-15, Class ZV, 3.000% due 3/25/43	432,422
134,688	Series 2013-2, Class MA, 3.500% due 2/25/43	122,130
1,072,000	Series 2013-62, Class PY, 2.500% due 6/25/43	849,215
1,302,287	Series 2013-72, Class IW, 3.500% due 7/25/33(i)	102,971
2,706,410	Series 2014-11, Class KZ, 2.500% due 10/25/41	2,310,570
538,831	Series 2014-95, Class ZC, 3.000% due 1/25/45	456,543
567,297	Series 2015-55, Class PD, 2.500% due 3/25/43	535,265
648,329	Series 2016-3, Class MI, 5.500% due 2/25/46(i)	100,761
514,995	Series 2016-43, Class GZ, 3.000% due 7/25/46	423,602
792,400	Series 2017-105, Class ZE, 3.000% due 1/25/48	588,842
699,022	Series 2017-22, Class BZ, 3.500% due 4/25/47	608,854
7,731,019	Series 2017-24, Class LG, 3.000% due 4/25/37	6,766,809
554,567	Series 2018-91, Class BE, 3.500% due 12/25/58	478,698
377,217	Series 2020-35, Class AI, 3.000% due 6/25/50(i)	60,051
648,241	Series 2020-74, Class HI, 5.500% due 10/25/50(i)	118,990
1,871,103	Series 2020-99, Class KI, 1.500% due 11/25/35(i)	101,486
965,783	Series 2021-3, Class NI, 2.500% due 2/25/51(i)	129,292
923,426	Series 2021-3, Class TI, 2.500% due 2/25/51(i)	148,444
11,166,842	Series 2021-4, Class GD, 1.000% due 2/25/51	8,144,525
966,007	Series 2021-95, Class GI, 3.000% due 1/25/52(i)	147,692
839,178	Series 2022-3, Class PI, 3.000% due 1/25/52(i)	103,761
9,250,672	Series 2023-36, Class IO, 2.500% due 10/25/52(i)	1,344,940
	FMC GMSR Issuer Trust:
4,000,000	Series 2021-GT1, Class A, 3.620% due 7/25/26(b)(c)	3,372,325
3,420,000	Series 2021-GT2, Class A, 3.850% due 10/25/26(b)(c)	2,898,745
	Freddie Mac Multifamily Structured Pass-Through Certificates:
105,347,764	Series K064, Class X1, 0.734% due 3/25/27(b)(i)	1,731,570
27,771,378	Series K066, Class X1, 0.884% due 6/25/27(b)(i)	596,385
2,068,570	Series K118, Class X1, 1.050% due 9/25/30(b)(i)	103,995
63,463,288	Series K119, Class X1, 1.023% due 9/25/30(b)(i)	3,078,071
29,030,351	Series K120, Class X1, 1.131% due 10/25/30(b)(i)	1,555,745
41,224,510	Series K121, Class X1, 1.118% due 10/25/30(b)(i)	2,184,099
12,702,872	Series K122, Class X1, 0.970% due 11/25/30(b)(i)	590,659
23,876,764	Series K124, Class X1, 0.810% due 12/25/30(b)(i)	947,523
53,709,203	Series K125, Class X1, 0.673% due 1/25/31(b)(i)	1,712,319
30,616,053	Series K129, Class X1, 1.142% due 5/25/31(b)(i)	1,720,304
30,142,667	Series K130, Class X1, 1.143% due 6/25/31(b)(i)	1,813,154
55,978,074	Series K132, Class X1, 0.608% due 8/25/31(b)(i)	1,750,160
30,160,960	Series K-1519, Class X1, 0.692% due 12/25/35(b)(i)	1,378,139
2,353,000	Series K753, Class X1, 0.227% due 1/1/50(b)(i)	38,115
1,500,000	Series Q001, Class A3, 3.815% due 2/25/32	1,391,972

Schedules of Investments

November 30, 2023 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 22.4% (continued)
$5,000,000	Freddie Mac STACR REMIC Trust, Series 2021-HQA2, Class M2, 7.378% (SOFR30A + 2.050%) due 12/25/33(b)(c)	$4,930,838
	Freddie Mac Strips:
815,468	Series 303, Class C10, 3.500% due 1/15/33(i)	82,013
927,050	Series 375, Class C1, 2.500% due 1/25/51(i)	134,981
858,125	Series 386, Class C14, 2.500% due 3/15/52(i)	120,857
2,816,942	Series 389, Class C1, 1.500% due 5/15/37(i)	162,932
1,274,589	Series 389, Class C35, 2.000% due 6/15/52(i)	155,992
	Freddie Mac Structured Agency Credit Risk Debt Notes:
95,024	Series 2022-HQA2, Class M1A, 7.978% (SOFR30A + 2.650%) due 7/25/42(b)(c)	96,921
377,608	Series 2023-HQA2, Class M1A, 7.328% (SOFR30A + 2.000%) due 6/25/43(b)(c)	379,938
	GCAT Trust:
428,606	Series 2021-NQM1, Class A1, 0.874% due 1/25/66(b)(c)	342,532
466,617	Series 2021-NQM2, Class A1, 1.036% due 5/25/66(b)(c)	373,084
605,488	Series 2021-NQM3, Class A1, 1.091% due 5/25/66(b)(c)	486,621
837,767	Series 2021-NQM4, Class A1, 1.093% due 8/25/66(b)(c)	649,280
1,187,204	Series 2021-NQM5, Class A1, 1.262% due 7/25/66(b)(c)	918,403
431,578	Series 2021-NQM7, Class A1, 1.915% due 8/25/66(b)(c)	367,989
	Government National Mortgage Association (GNMA):
678,641	Series 2012-116, Class IB, 4.000% due 9/16/42(i)	135,336
1,242,761	Series 2012-32, Class Z, 3.500% due 3/20/42	1,130,583
678,029	Series 2014-12, Class ZB, 3.000% due 1/16/44	588,459
672,422	Series 2014-46, Class IO, 5.000% due 3/16/44(i)	97,372
2,243,570	Series 2016-37, Class QF, 5.846% (1-Month TSFR + 0.514%) due 3/20/46(b)	2,152,908
625,000	Series 2018-37, Class BY, 3.500% due 3/20/48	529,717
502,717	Series 2019-5, Class JI, 5.000% due 7/16/44(i)	89,470
24,233,751	Series 2020-173, Class JI, 2.000% due 11/20/50(i)	2,702,095
15,049,455	Series 2021-129, Class IO, 0.982% due 6/16/63(b)(i)	1,014,363
11,000,799	Series 2021-137, Class IQ, 3.000% due 8/20/51(i)	1,703,078
21,478,546	Series 2021-184, Class IO, 0.883% due 12/16/61(b)(i)	1,380,800
867,161	Series 2021-215, Class KA, 2.500% due 10/20/49	739,589
13,879,412	Series 2021-30, Class IB, 2.500% due 2/20/51(i)	1,894,633
17,126,761	Series 2021-35, Class IO, 1.029% due 12/16/62(b)(i)	1,220,607
19,095,502	Series 2021-52, Class IO, 0.720% due 4/16/63(b)(i)	1,020,626
15,760,898	Series 2021-58, Class SL, 0.000% (1-Month TSFR + 3.636%) due 4/20/51(b)(i)	483,711
4,492,627	Series 2021-77, Class EA, 1.000% due 7/20/50	3,353,773
14,508,822	Series 2021-77, Class IT, 2.500% due 5/20/51(i)	1,984,360
19,667,469	Series 2021-79, Class IO, 0.882% due 8/16/63(b)(i)	1,233,428
10,227,292	Series 2022-174, Class AZ, 3.500% due 5/20/51	7,948,019
6,531,703	Series 2022-213, Class DO, 0.000% due 1/20/52(j)	1,962,085
459,802	Series 2022-24, Class GA, 3.000% due 2/20/52	404,272
28,072,124	Series 2022-49, Class IO, 0.762% due 3/16/64(b)(i)	1,625,331
15,874,200	Series 2022-61, Class EI, 3.000% due 7/20/51(i)	2,193,541
8,148,985	Series 2022-64, Class IO, 2.500% due 2/20/50(i)	963,942
31,152,181	Series 2022-80, Class IO, 0.593% due 6/16/64(b)(i)	1,512,114
28,605,046	Series 2022-82, Class IO, 0.538% due 2/16/64(b)(i)	1,333,770
500,000	Great Wolf Trust, Series 2019-WOLF, Class E, 8.169% (1-Month TSFR + 2.846%) due 12/15/36(b)(c)	491,442
	GS Mortgage Securities Corp. Trust:
400,000	Series 2018-TWR, Class D, 7.220% (1-Month TSFR + 1.897%) due 7/15/31(b)(c)	184,993
400,000	Series 2018-TWR, Class E, 7.720% (1-Month TSFR + 2.397%) due 7/15/31(b)(c)	148,993
400,000	Series 2018-TWR, Class F, 8.420% (1-Month TSFR + 3.097%) due 7/15/31(b)(c)	99,993
400,000	Series 2018-TWR, Class G, 9.545% (1-Month TSFR + 4.222%) due 7/15/31(b)(c)	31,993

Schedules of Investments

November 30, 2023 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 22.4% (continued)
$700,000	Series 2021-IP, Class D, 7.537% (1-Month TSFR + 2.214%) due 10/15/36(b)(c)	$634,660
	GS Mortgage Securities Trust:
705,000	Series 2015-GC30, Class A4, 3.382% due 5/10/50	674,281
9,942,407	Series 2017-GS7, Class XA, 1.226% due 8/10/50(b)(i)	297,400
1,400,000	Series 2018-GS9, Class A4, 3.992% due 3/10/51(b)	1,277,953
1,200,000	Series 2018-GS9, Class C, 4.495% due 3/10/51(b)	962,978
286,035	Series 2019-GC38, Class A2, 3.872% due 2/10/52	283,024
1,500,000	Series 2020-GC45, Class A5, 2.911% due 2/13/53	1,272,639
4,573,778	HarborView Mortgage Loan Trust, Series 2006-14, Class 2A1A, 5.746% (1-Month TSFR + 0.414%) due 1/25/47(b)	3,976,927
1,845,937	Homes Trust, Series 2023-NQM2, Class A1, step bond to yield, 6.456% due 2/25/68(c)	1,840,635
	Imperial Fund Mortgage Trust:
471,579	Series 2021-NQM2, Class A1, 1.073% due 9/25/56(b)(c)	364,041
860,934	Series 2021-NQM3, Class A1, 1.595% due 11/25/56(b)(c)	694,493
1,398,017	Series 2022-NQM2, Class A1, step bond to yield, 3.638% due 3/25/67(c)	1,248,947
500,000	IMT Trust, Series 2017-APTS, Class AFX, 3.478% due 6/15/34(c)	490,108
	JP Morgan Chase Commercial Mortgage Securities Trust:
805,000	Series 2018-WPT, Class FFX, 5.542% due 7/5/33(b)(c)	450,963
1,950,000	Series 2019-OSB, Class A, 3.397% due 6/5/39(c)	1,684,021
823,000	Series 2020-ACE, Class C, 3.817% due 1/10/37(b)(c)	762,661
805,000	Series 2020-LOOP, Class E, 3.990% due 12/5/38(b)(c)	489,573
666,799	Series 2022-NLP, Class A, 5.919% (1-Month TSFR + 0.597%) due 4/15/37(b)(c)	606,570
	JP Morgan Mortgage Trust:
1,941,075	Series 2006-S1, Class 2A9, 6.500% due 4/25/36	1,900,802
6,419,757	Series 2006-S4, Class A7, 6.000% due 1/25/37	2,535,047
1,518,151	Series 2021-3, Class B1, 2.939% due 7/25/51(b)(c)	1,159,207
	JPMBB Commercial Mortgage Securities Trust:
475,000	Series 2014-C21, Class A5, 3.775% due 8/15/47	467,403
1,667,000	Series 2015-C27, Class C, 4.440% due 2/15/48(b)	1,250,410
1,205,000	Series 2015-C28, Class C, 4.272% due 10/15/48(b)	1,094,475
529,000	Series 2016-C1, Class A5, 3.576% due 3/17/49	499,950
1,100,000	JPMCC Commercial Mortgage Securities Trust, Series 2017-JP6, Class A5, 3.490% due 7/15/50	994,831
1,123,000	JPMDB Commercial Mortgage Securities Trust, Series 2020-COR7, Class B, 3.294% due 5/13/53(b)	688,691
	Legacy Mortgage Asset Trust:
338,644	Series 2021-GS2, Class A1, step bond to yield, 1.750% due 4/25/61(c)	318,847
449,799	Series 2021-GS3, Class A1, step bond to yield, 1.750% due 7/25/61(c)	421,309
229,316	Series 2021-GS4, Class A1, step bond to yield, 1.650% due 11/25/60(c)	212,826
2,897,723	Lehman XS Trust, Series 2007-4N, Class 1A3, 5.937% (1-Month TSFR + 0.594%) due 3/25/47(b)	2,445,009
	Life Mortgage Trust:
1,619,935	Series 2021-BMR, Class A, 6.137% (1-Month TSFR + 0.814%) due 3/15/38(b)(c)	1,579,214
3,179,908	Series 2021-BMR, Class D, 6.837% (1-Month TSFR + 1.514%) due 3/15/38(b)(c)	3,044,034
2,400,000	Series 2022-BMR2, Class D, 7.865% (1-Month TSFR + 2.542%) due 5/15/39(b)(c)	2,258,697
825,040	Med Trust, Series 2021-MDLN, Class G, 10.687% (1-Month TSFR + 5.364%) due 11/15/38(b)(c)	775,699
6,136,229	Merrill Lynch Mortgage Investors Trust, Series 2006-AF1, Class AF1, 5.750% due 8/25/36	2,996,527
	MFA Trust:
247,612	Series 2021-NQM1, Class A1, 1.153% due 4/25/65(b)(c)	218,365
346,084	Series 2021-NQM2, Class A1, 1.029% due 11/25/64(b)(c)	286,365
3,611,942	Series 2023-NQM3, Class A1, step bond to yield, 6.617% due 7/25/68(c)	3,605,481
	Morgan Stanley Bank of America Merrill Lynch Trust:
293,000	Series 2014-C19, Class AS, 3.832% due 12/15/47	281,762

Schedules of Investments

November 30, 2023 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 22.4% (continued)
$15,516,173	Series 2014-C19, Class XA, 1.099% due 12/15/47(b)(i)	$69,274
2,583,782	Series 2015-C20, Class A4, 3.249% due 2/15/48	2,494,276
1,405,000	Series 2015-C26, Class A5, 3.531% due 10/15/48	1,337,345
1,652,000	Series 2016-C31, Class C, 4.401% due 11/15/49(b)	1,245,991
	Morgan Stanley Capital I Trust:
13,838,951	Series 2016-UB11, Class XA, 1.573% due 8/15/49(b)(i)	417,132
11,944,540	Series 2016-UB12, Class XA, 0.786% due 12/15/49(b)(i)	186,472
1,356,000	Series 2019-H7, Class AS, 3.524% due 7/15/52	1,166,674
583,000	Series 2019-H7, Class B, 3.725% due 7/15/52	467,543
21,417,107	Series 2019-L3, Class XA, 0.754% due 11/15/52(b)(i)	601,088
806,000	Series 2020-L4, Class B, 3.082% due 2/15/53	590,731
1,485,384	Morgan Stanley Residential Mortgage Loan Trust, Series 2020-RPL1, Class A1, 5.693% due 10/25/60(b)(c)	1,472,496
	New Residential Mortgage Loan Trust:
321,493	Series 2021-NQ1R, Class A1, 0.943% due 7/25/55(b)(c)	273,024
206,137	Series 2021-NQ2R, Class A1, 0.941% due 10/25/58(b)(c)	184,151
1,034,946	Series 2021-NQM3, Class A1, 1.156% due 11/27/56(b)(c)	837,135
984,212	NMLT Trust, Series 2021-INV1, Class A1, 1.185% due 5/25/56(b)(c)	787,384
	OBX Trust:
665,694	Series 2021-NQM1, Class A1, 1.072% due 2/25/66(b)(c)	540,801
607,507	Series 2021-NQM3, Class A1, 1.054% due 7/25/61(b)(c)	449,108
1,176,624	Series 2022-NQM1, Class A1, 2.305% due 11/25/61(b)(c)	979,309
3,499,009	Series 2023-NQM3, Class A1, step bond to yield, 5.949% due 2/25/63(c)	3,468,080
	PMT Credit Risk Transfer Trust:
766,720	Series 2019-2R, Class A, 9.216% (1-Month TSFR + 3.864%) due 5/30/25(b)(c)	766,439
387,071	Series 2019-3R, Class A, 9.145% (SOFR30A + 3.814%) due 11/27/31(b)(c)	385,873
1,249,936	PRET LLC, Series 2021-RN3, Class A1, step bond to yield, 1.843% due 9/25/51(c)	1,149,806
880,108	Pretium Mortgage Credit Partners LLC, Series 2021-RN1, Class A1, step bond to yield, 1.992% due 2/25/61(c)	837,400
	PRPM LLC:
227,665	Series 2021-2, Class A1, 2.115% due 3/25/26(b)(c)	220,877
381,774	Series 2021-3, Class A1, step bond to yield, 1.867% due 4/25/26(c)	365,470
616,168	Series 2021-5, Class A1, step bond to yield, 1.793% due 6/25/26(c)	584,200
525,097	Series 2021-6, Class A1, step bond to yield, 1.793% due 7/25/26(c)	497,997
3,084,095	Series 2021-7, Class A1, step bond to yield, 1.867% due 8/25/26(c)	2,916,030
558,870	Series 2021-8, Class A1, 1.743% due 9/25/26(b)(c)	524,559
1,457,304	Series 2021-9, Class A1, step bond to yield, 2.363% due 10/25/26(c)	1,378,904
221,761	Series 2021-RPL1, Class A1, step bond to yield, 1.319% due 7/25/51(c)	195,338
916,090	Series 2022-5, Class A1, step bond to yield, 6.900% due 9/27/27(c)	908,519
	Rali Trust:
1,102,415	Series 2005-QS13, Class 1A3, 5.500% due 9/25/35	880,733
2,917,848	Series 2006-QS17, Class A8, 6.000% due 12/25/36	2,306,584
3,565,104	Residential Asset Securitization Trust, Series 2005-A8CB, Class A6, 5.000% due 7/25/35	2,055,698
	Residential Mortgage Loan Trust:
3,100,000	Series 2020-1, Class M1, 3.242% due 1/26/60(b)(c)	2,674,461
205,081	Series 2021-1R, Class A1, 0.859% due 1/25/65(b)(c)	186,524
	Seasoned Credit Risk Transfer Trust:
311,951	Series 2019-1, Class MA, 3.500% due 7/25/58	287,004
498,988	Series 2019-1, Class MT, 3.500% due 7/25/58	430,573
5,393,093	Series 2019-4, Class MV, 3.000% due 2/25/59	4,408,186
623,849	Series 2020-1, Class MT, 2.500% due 8/25/59	496,890
6,097,765	Series 2020-2, Class MT, 2.000% due 11/25/59	4,724,853
5,924,764	Series 2020-3, Class M5TW, 3.000% due 5/25/60	5,156,848

Schedules of Investments

November 30, 2023 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 22.4% (continued)
$3,640,000	SFAVE Commercial Mortgage Securities Trust, Series 2015-5AVE, Class B, 4.534% due 1/5/43(b)(c)	$2,270,228
	SG Residential Mortgage Trust:
870,271	Series 2021-1, Class A1, 1.160% due 7/25/61(b)(c)	664,623
5,238,000	Series 2021-2, Class B1, 4.038% due 12/25/61(b)(c)	3,273,599
5,150,000	SMRT, Series 2022-MINI, Class D, 7.273% (1-Month TSFR + 1.950%) due 1/15/39(b)(c)	4,872,153
491,382	STAR Trust, Series 2021-1, Class A1, 1.219% due 5/25/65(b)(c)	427,540
	Starwood Mortgage Residential Trust:
169,924	Series 2021-2, Class A1, 0.943% due 5/25/65(b)(c)	150,913
739,613	Series 2021-3, Class A1, 1.127% due 6/25/56(b)(c)	583,776
987,803	Series 2021-4, Class A1, 1.162% due 8/25/56(b)(c)	796,981
928,438	Series 2021-6, Class A1, 1.920% due 11/25/66(b)(c)	738,401
3,480,000	STWD Trust, Series 2021-FLWR, Class D, 6.813% (1-Month TSFR + 1.490%) due 7/15/36(b)(c)	3,357,633
521,422	Toorak Mortgage Corp. Ltd., Series 2021-1, Class A1, step bond to yield, 2.240% due 6/25/24(c)	508,916
	Towd Point Mortgage Trust:
1,497,809	Series 2021-R1, Class A1, 2.918% due 11/30/60(b)(c)	1,227,436
2,949,818	Series 2022-4, Class A1, 3.750% due 9/25/62(c)	2,679,025
159,783	Triangle Re Ltd., Series 2021-3, Class M1A, 7.228% (SOFR30A + 1.900%) due 2/25/34(b)(c)	159,946
372,495	TRK Trust, Series 2021-INV1, Class A1, 1.153% due 7/25/56(b)(c)	313,771
1,105,000	TYSN Mortgage Trust, Series 2023-CRNR, Class A, 6.799% due 12/10/38(b)(c)(d)(h)	1,115,060
4,261,682	UBS Commercial Mortgage Trust, Series 2017-C1, Class XA, 1.684% due 6/15/50(b)(i)	170,166
	VCAT LLC:
142,497	Series 2021-NPL2, Class A1, step bond to yield, 2.115% due 3/27/51(c)	138,191
667,112	Series 2021-NPL4, Class A1, step bond to yield, 1.868% due 8/25/51(c)	629,084
	Verus Securitization Trust:
3,814,000	Series 2021-1, Class B1, 2.977% due 1/25/66(b)(c)	2,412,992
270,179	Series 2021-2, Class A1, 1.031% due 2/25/66(b)(c)	225,418
422,164	Series 2021-4, Class A1, 0.938% due 7/25/66(b)(c)	325,198
1,044,926	Series 2021-5, Class A1, 1.013% due 9/25/66(b)(c)	813,799
1,071,946	Series 2021-6, Class A1, 1.630% due 10/25/66(b)(c)	865,892
1,274,702	Series 2021-7, Class A1, 1.829% due 10/25/66(b)(c)	1,071,786
210,246	Series 2021-R1, Class A1, 0.820% due 10/25/63(b)(c)	188,183
310,719	Series 2021-R2, Class A1, 0.918% due 2/25/64(b)(c)	268,548
895,969	Series 2022-1, Class A1, step bond to yield, 2.724% due 1/25/67(c)	778,116
3,427,580	Series 2023-4, Class A1, step bond to yield, 5.811% due 5/25/68(c)	3,388,465
3,517,400	Series 2023-INV1, Class A1, step bond to yield, 5.999% due 2/25/68(c)	3,483,577
259,865	VOLT C LLC, Series 2021-NPL9, Class A1, step bond to yield, 1.992% due 5/25/51(c)	242,977
691,683	VOLT XCIII LLC, Series 2021-NPL2, Class A1, step bond to yield, 1.893% due 2/27/51(c)	650,742
1,449,257	VOLT XCVII LLC, Series 2021-NPL6, Class A1, step bond to yield, 2.240% due 4/25/51(c)	1,365,660
	Wells Fargo Commercial Mortgage Trust:
1,400,000	Series 2016-BNK1, Class A3, 2.652% due 8/15/49	1,276,154
8,911,764	Series 2017-C38, Class XA, 1.069% due 7/15/50(b)(i)	221,270
707,883	Series 2018-C45, Class ASB, 4.147% due 6/15/51	689,177
806,000	Series 2020-C55, Class AS, 2.937% due 2/15/53	668,778
3,040,000	Series 2021-SAVE, Class D, 7.937% (1-Month TSFR + 2.614%) due 2/15/40(b)(c)	2,715,962
500,000	WFRBS Commercial Mortgage Trust, Series 2014-C22, Class A5, 3.752% due 9/15/57	486,103
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
	(Cost - $539,997,095)	455,765,665

Schedules of Investments

November 30, 2023 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
U.S. GOVERNMENT OBLIGATIONS - 18.6%
	U.S. Treasury Bonds:
$5,920,000	4.625% due 2/28/25	$5,889,244
1,780,000	1.250% due 11/30/26	1,621,260
3,565,000	2.000% due 11/15/41	2,388,411
7,870,000	3.250% due 5/15/42	6,442,333
9,165,000	3.375% due 8/15/42	7,623,418
21,455,000	3.875% due 2/15/43	19,137,692
3,975,000	3.625% due 8/15/43	3,412,600
16,000,000	4.750% due 11/15/43	16,120,000
6,715,000	3.625% due 2/15/44	5,746,046
12,905,000	3.375% due 5/15/44	10,604,280
2,470,000	2.500% due 2/15/45	1,732,377
1,390,000	2.250% due 8/15/46	911,373
8,500,000	3.000% due 2/15/48	6,408,867
9,545,000	3.125% due 5/15/48	7,365,310
5,110,000	3.375% due 11/15/48	4,126,724
34,460,000	2.375% due 5/15/51	22,638,605
12,330,000	1.875% due 11/15/51	7,142,731
7,170,000	3.000% due 8/15/52	5,409,429
625,000	4.000% due 11/15/52	571,313
5,797,000	3.625% due 5/15/53	4,948,283
54,335,000	4.125% due 8/15/53	50,811,715
41,000,000	4.750% due 11/15/53	42,620,781
	U.S. Treasury Inflation Indexed Bonds:
4,752,805	0.250% due 2/15/50	2,887,190
781,702	0.125% due 2/15/52	445,242
	U.S. Treasury Inflation Indexed Notes:
1,207,777	0.750% due 7/15/28	1,133,738
4,602,508	0.250% due 7/15/29	4,150,302
2,743,074	0.125% due 7/15/30	2,410,691
1,023,574	1.375% due 7/15/33	958,361
	U.S. Treasury Notes:
4,495,000	4.500% due 11/30/24	4,463,921
2,850,000	3.875% due 3/31/25	2,808,363
4,400,000	3.875% due 4/30/25	4,334,344
7,580,000	2.750% due 5/15/25	7,346,678
12,500,000	0.250% due 8/31/25	11,552,734
2,695,000	4.000% due 12/15/25	2,659,102
5,460,000	4.000% due 2/15/26	5,387,698
9,600,000	4.625% due 3/15/26	9,603,375
4,500,000	3.750% due 4/15/26	4,416,504
4,150,000	4.500% due 7/15/26	4,147,082
5,585,000	4.625% due 10/15/26	5,605,507
5,895,000	2.750% due 4/30/27	5,585,743
1,200,000	4.000% due 2/29/28	1,183,500
3,300,000	3.625% due 3/31/28	3,206,414
2,450,000	3.625% due 5/31/28	2,380,424
4,450,000	4.000% due 6/30/28	4,389,682
8,955,000	3.625% due 3/31/30	8,583,507
3,500,000	3.750% due 5/31/30	3,376,953
3,550,000	3.750% due 6/30/30	3,423,809

Schedules of Investments

November 30, 2023 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
U.S. GOVERNMENT OBLIGATIONS - 18.6% (continued)
$6,430,000	2.750% due 8/15/32	$5,678,243
26,340,000	3.500% due 2/15/33	24,615,553
9,390,000	3.625% due 2/15/53	8,011,944
	TOTAL U.S. GOVERNMENT OBLIGATIONS
	(Cost - $416,943,405)	378,419,396
ASSET-BACKED SECURITIES - 9.8%
1,000,000	37 Capital CLO I Ltd., Series 2021-1A, Class A, 6.855% (3-Month TSFR + 1.462%) due 10/15/34(b)(c)	990,200
	Affirm Asset Securitization Trust:
505,000	Series 2023-A, Class 1A, 6.610% due 1/18/28(c)	504,098
1,250,000	Series 2023-B, Class A, 6.820% due 9/15/28(c)	1,258,522
2,335,000	Aligned Data Centers Issuer LLC, Series 2023-1A, Class A2, 6.000% due 8/17/48(c)	2,273,359
500,000	ALM 2020 Ltd., Series 2020-1A, Class A2, 7.505% (3-Month TSFR + 2.112%) due 10/15/29(b)(c)	499,411
415,000	American Credit Acceptance Receivables Trust, Series 2023-3, Class B, 6.090% due 11/12/27(c)	415,009
1,470,000	AmeriCredit Automobile Receivables Trust, Series 2022-2, Class B, 4.810% due 4/18/28	1,441,675
4,000,000	AMSR Trust, Series 2020-SFR4, Class E2, 2.456% due 11/17/37(c)	3,671,748
1,000,000	Anchorage Capital CLO 4-R Ltd., Series 2014-4RA, Class B, 7.152% (3-Month TSFR + 1.762%) due 1/28/31(b)(c)	996,532
500,000	Apidos CLO XII, Series 2013-12A, Class CR, 7.455% (3-Month TSFR + 2.062%) due 4/15/31(b)(c)	485,036
260,000	Arbor Realty Commercial Real Estate Notes Ltd., Series 2021-FL2, Class A, 6.537% (1-Month TSFR + 1.214%) due 5/15/36(b)(c)	256,899
1,039,642	ARI Fleet Lease Trust, Series 2023-A, Class A2, 5.410% due 2/17/32(c)	1,034,176
1,350,375	Asset Backed Securities Corp. Home Equity Loan Trust, Series 2007-HE2, Class A4, 5.687% (1-Month TSFR + 0.344%) due 5/25/37(b)	901,169
228,418	Avant Loans Funding Trust, Series 2021-REV1, Class A, 1.210% due 7/15/30(c)	226,249
	Avis Budget Rental Car Funding AESOP LLC:
5,920,000	Series 2020-1A, Class A, 2.330% due 8/20/26(c)	5,612,560
470,000	Series 2023-7A, Class A, 5.900% due 8/21/28(c)	469,325
1,045,000	Bain Capital Credit CLO Ltd., Series 2023-4A, Class B, 7.923% (3-Month TSFR + 2.500%) due 10/21/36(b)(c)	1,046,436
1,000,000	Battalion CLO XI Ltd., Series 2017-11A, Class AR, 6.810% (3-Month TSFR + 1.412%) due 4/24/34(b)(c)	988,943
97,055	BHG Securitization Trust, Series 2021-B, Class A, 0.900% due 10/17/34(c)	93,833
1,085,000	BlueMountain CLO XXIV Ltd., Series 2019-24A, Class AR, 6.777% (3-Month TSFR + 1.362%) due 4/20/34(b)(c)	1,073,065
	BSPRT Issuer Ltd.:
722,199	Series 2021-FL6, Class A, 6.537% (1-Month TSFR + 1.214%) due 3/15/36(b)(c)	709,560
370,000	Series 2021-FL7, Class B, 7.487% (1-Month TSFR + 2.164%) due 12/15/38(b)(c)	357,620
1,861,311	Carlyle Global Market Strategies CLO Ltd., Series 2014-3RA, Class A1A, 6.699% (3-Month TSFR + 1.312%) due 7/27/31(b)(c)	1,855,660
1,700,000	Carmax Auto Owner Trust, Series 2021-1, Class C, 0.940% due 12/15/26	1,581,702
1,037,473	Carrington Mortgage Loan Trust, Series 2006-NC4, Class A3, 5.617% (1-Month TSFR + 0.274%) due 10/25/36(b)	994,904
750,000	CBAM Ltd., Series 2019-10A, Class DR, 9.177% (3-Month TSFR + 3.762%) due 4/20/32(b)(c)	745,627
4,328,328	C-BASS Trust, Series 2006-CB9, Class A4, 5.917% (1-Month TSFR + 0.574%) due 11/25/36(b)	1,840,027
	CF Hippolyta Issuer LLC:
285,227	Series 2020-1, Class A1, 1.690% due 7/15/60(c)	261,090
122,518	Series 2021-1A, Class A1, 1.530% due 3/15/61(c)	108,005
108,381	Series 2021-1A, Class B1, 1.980% due 3/15/61(c)	94,413

Schedules of Investments

November 30, 2023 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
ASSET-BACKED SECURITIES - 9.8% (continued)
$183,701	Series 2022-1A, Class A1, 5.970% due 8/15/62(c)	$180,657
763,240	Chesapeake Funding II LLC, Series 2023-1A, Class A1, 5.650% due 5/15/35(c)	760,587
1,600,000	Clover CLO LLC, Series 2021-1A, Class A, 6.774% (3-Month TSFR + 1.362%) due 4/22/34(b)(c)	1,588,311
230,000	CNH Equipment Trust, Series 2023-A, Class A4, 4.770% due 10/15/30	224,852
990,252	CPS Auto Receivables Trust, Series 2023-B, Class A, 5.910% due 8/16/27(c)	989,108
1,250,000	CQS US CLO Ltd., Series 2021-1A, Class A, 6.897% (3-Month TSFR + 1.482%) due 1/20/35(b)(c)	1,232,500
3,984,798	Credit-Based Asset Servicing & Securitization LLC, Series 2006-CB4, Class AV4, 2.751% (1-Month TSFR + 0.594%) due 5/25/36(b)	2,457,738
	DB Master Finance LLC:
1,594,238	Series 2019-1A, Class A23, 4.352% due 5/20/49(c)	1,487,039
327,320	Series 2021-1A, Class A23, 2.791% due 11/20/51(c)	256,543
365,000	DLLAA LLC, Series 2023-1A, Class A3, 5.640% due 2/22/28(c)	365,018
	Domino's Pizza Master Issuer LLC:
976,938	Series 2019-1A, Class A2, 3.668% due 10/25/49(c)	856,347
1,251,900	Series 2021-1A, Class A2I, 2.662% due 4/25/51(c)	1,075,450
	DT Auto Owner Trust:
310,000	Series 2023-1A, Class B, 5.190% due 10/16/28(c)	305,456
375,000	Series 2023-2A, Class B, 5.410% due 2/15/29(c)	370,564
970,000	Elmwood CLO 19 Ltd., Series 2022-6A, Class BR, 7.797% (3-Month TSFR + 2.400%) due 10/17/36(b)(c)	969,208
655,000	Elmwood CLO 23 Ltd., Series 2023-2A, Class B, 7.644% (3-Month TSFR + 2.250%) due 4/16/36(b)(c)	651,129
480,000	Enterprise Fleet Financing LLC, Series 2023-1, Class A3, 5.420% due 10/22/29(c)	477,765
	Exeter Automobile Receivables Trust:
600,000	Series 2021-1A, Class D, 1.080% due 11/16/26	578,244
900,000	Series 2021-1A, Class E, 2.210% due 2/15/28(c)	831,237
202,992	Series 2022-1A, Class B, 2.180% due 6/15/26	202,111
197,000	Series 2022-6A, Class B, 6.030% due 8/16/27	196,659
470,000	Series 2023-1A, Class B, 5.720% due 4/15/27	468,141
201,000	Series 2023-3A, Class B, 6.110% due 9/15/27	200,615
800,000	Fillmore Park CLO Ltd., Series 2018-1A, Class D, 8.555% (3-Month TSFR + 3.162%) due 7/15/30(b)(c)	780,978
5,207,548	First Franklin Mortgage Loan Trust, Series 2007-FF2, Class A1, 5.737% (1-Month TSFR + 0.394%) due 3/25/37(b)	2,637,813
1,362,296	FirstKey Homes Trust, Series 2022-SFR2, Class A, 4.250% due 7/17/39(c)	1,284,523
	Flagship Credit Auto Trust:
173,000	Series 2023-1, Class B, 5.050% due 1/18/28(c)	170,542
470,000	Series 2023-2, Class B, 5.210% due 5/15/28(c)	463,226
5,640,000	Ford Credit Auto Lease Trust, Series 2023-B, Class B, 6.200% due 2/15/27	5,665,579
	Ford Credit Auto Owner Trust:
6,750,000	Series 2020-1, Class C, 2.540% due 8/15/31(c)	6,438,120
3,650,000	Series 2020-2, Class C, 1.740% due 4/15/33(c)	3,351,034
3,350,000	Series 2023-B, Class B, 5.560% due 3/15/29	3,325,045
2,405,000	Series 2023-B, Class C, 5.710% due 12/15/30	2,387,380
2,000,000	Franklin Park Place CLO I LLC, Series 2022-1A, Class A, 6.794% (3-Month TSFR + 1.400%) due 4/14/35(b)(c)	1,985,120
1,690,000	FS Rialto, Series 2021-FL3, Class A, 6.694% (1-Month TSFR + 1.364%) due 11/16/36(b)(c)	1,650,876
541,224	FS RIALTO, Series 2021-FL2, Class A, 6.664% (1-Month TSFR + 1.334%) due 5/16/38(b)(c)	529,163
2,500,000	Generate CLO 6 Ltd., Series 6A, Class A1R, 6.874% (3-Month TSFR + 1.462%) due 1/22/35(b)(c)	2,482,500
	GLS Auto Receivables Issuer Trust:

Schedules of Investments

November 30, 2023 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
ASSET-BACKED SECURITIES - 9.8% (continued)
$695,158	Series 2021-2A, Class C, 1.080% due 6/15/26(c)	$683,095
100,000	Series 2022-3A, Class B, 4.920% due 1/15/27(c)	98,750
	GM Financial Consumer Automobile Receivables Trust:
2,750,000	Series 2021-1, Class C, 1.040% due 5/17/27	2,611,372
2,455,000	Series 2023-2, Class B, 4.820% due 10/16/28	2,401,466
1,500,000	Series 2023-2, Class C, 5.210% due 12/18/28	1,472,950
1,555,000	Series 2023-3, Class B, 5.720% due 1/16/29	1,556,016
2,290,000	Series 2023-3, Class C, 5.920% due 2/16/29	2,290,505
1,000,000	Goldentree Loan Management US CLO 15 Ltd., Series 2022-15A, Class DR, 9.739% (3-Month TSFR + 4.400%) due 10/20/36(b)(c)	1,002,243
1,357,279	GoodLeap Sustainable Home Solutions Trust, Series 2021-5CS, Class C, 3.500% due 10/20/48(c)	984,458
785,000	Greystone CRE Notes Ltd., Series 2019-FL2, Class C, 7.437% (1-Month TSFR + 2.114%) due 9/15/37(b)(c)	764,864
1,000,000	Halsey Point CLO I Ltd., Series 2019-1A, Class B1, 7.877% (3-Month TSFR + 2.462%) due 1/20/33(b)(c)	1,000,284
500,000	Halseypoint CLO 5 Ltd., Series 2021-5A, Class A1A, 6.862% (3-Month TSFR + 1.472%) due 1/30/35(b)(c)	498,028
1,235,000	Hertz Vehicle Financing III LLC, Series 2023-3A, Class A, 5.940% due 2/25/28(c)	1,235,461
	Home Partners of America Trust:
1,659,415	Series 2021-1, Class D, 2.477% due 9/17/41(c)	1,363,029
758,004	Series 2021-1, Class E, 2.577% due 9/17/41(c)	593,484
873,242	Series 2021-1, Class F, 3.325% due 9/17/41(c)	648,802
4,305,974	Horizon Aircraft Finance III Ltd., Series 2019-2, Class A, 3.425% due 11/15/39(c)	3,344,002
1,950,000	John Deere Owner Trust, Series 2023-B, Class A4, 5.110% due 5/15/30	1,947,885
4,019,200	JP Morgan Mortgage Acquisition Corp., Series 2005-WMC1, Class M4, 6.357% (1-Month TSFR + 1.014%) due 9/25/35(b)	3,517,409
1,000,000	Katayma CLO I Ltd., Series 2023-1A, Class D, 10.623% (3-Month TSFR + 5.250%) due 10/20/36(b)(c)	999,639
1,000,000	LCM XV LP, Series 15A, Class DR, 9.377% (3-Month TSFR + 3.962%) due 7/20/30(b)(c)	953,979
1,032,083	Lendingpoint Asset Securitization Trust, Series 2021-A, Class C, 2.750% due 12/15/28(c)	1,015,731
1,000,000	Marble Point CLO XXI Ltd., Series 2021-3A, Class A1, 6.904% (3-Month TSFR + 1.502%) due 10/17/34(b)(c)	999,031
1,000,000	Marble Point CLO XXII Ltd., Series 2021-2A, Class A, 6.840% (3-Month TSFR + 1.462%) due 7/25/34(b)(c)	987,991
326,932	Marlette Funding Trust, Series 2019-4A, Class C, 3.760% due 12/17/29(c)	324,750
1,920,000	ME Funding LLC, Series 2019-1, Class A2, 6.448% due 7/30/49(c)	1,883,370
7,836,462	Merrill Lynch Mortgage Investors Trust, Series 2006-HE6, Class A1, 5.737% (1-Month TSFR + 0.394%) due 11/25/37(b)	3,703,336
1,000,000	MetroNet Infrastructure Issuer LLC, Series 2023-1A, Class A2, 6.560% due 4/20/53(c)	973,309
	MF1 Ltd.:
409,836	Series 2021-FL7, Class A, 6.526% (1-Month TSFR + 1.194%) due 10/16/36(b)(c)	401,383
845,000	Series 2022-FL8, Class AS, 7.083% (1-Month TSFR + 1.750%) due 2/19/37(b)(c)	828,739
625,992	MKS CLO Ltd., Series 2017-1A, Class AR, 6.677% (3-Month TSFR + 1.262%) due 7/20/30(b)(c)	624,448
762,215	MP CLO III Ltd., Series 2013-1A, Class AR, 6.927% (3-Month TSFR + 1.512%) due 10/20/30(b)(c)	760,849
	Navient Private Education Refi Loan Trust:
393,891	Series 2021-EA, Class A, 0.970% due 12/16/69(c)	333,543
604,366	Series 2021-FA, Class A, 1.110% due 2/18/70(c)	501,645
763,378	Series 2023-A, Class A, 5.510% due 10/15/71(c)	749,870
4,000,000	New Century Home Equity Loan Trust, Series 2005-B, Class M2, 6.192% (1-Month TSFR + 0.849%) due 10/25/35(b)	3,245,882

Schedules of Investments

November 30, 2023 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
ASSET-BACKED SECURITIES - 9.8% (continued)
$1,050,000	New Economy Assets Phase 1 Sponsor LLC, Series 2021-1, Class A1, 1.910% due 10/20/61(c)	$907,286
854,687	Northwoods Capital XVI Ltd., Series 2017-16A, Class A, 6.911% (3-Month TSFR + 1.532%) due 11/15/30(b)(c)	854,769
925,000	Octagon 61 Ltd., Series 2023-2A, Class B, 7.766% (3-Month TSFR + 2.350%) due 4/20/36(b)(c)	922,235
600,000	Octagon Investment Partners 44 Ltd., Series 2019-1A, Class DR, 8.905% (3-Month TSFR + 3.512%) due 10/15/34(b)(c)	565,790
500,000	Octagon Investment Partners 51 Ltd., Series 2021-1A, Class A, 6.827% (3-Month TSFR + 1.412%) due 7/20/34(b)(c)	496,253
962,500	Octagon Investment Partners XXI Ltd., Series 2014-1A, Class A2R3, 7.039% (3-Month TSFR + 1.662%) due 2/14/31(b)(c)	940,119
995,000	OneMain Direct Auto Receivables Trust, Series 2023-1A, Class A, 5.410% due 11/14/29(c)	985,604
	Pagaya AI Debt Selection Trust:
517,838	Series 2021-1, Class B, 2.130% due 11/15/27(c)	513,692
1,918,958	Series 2021-3, Class B, 1.740% due 5/15/29(c)	1,892,189
	Pagaya AI Debt Trust:
1,499,802	Series 2022-1, Class B, 3.344% due 10/15/29(c)	1,430,592
1,122,249	Series 2023-3, Class A, 7.600% due 12/16/30(c)	1,126,842
2,915,000	PFS Financing Corp., Series 2023-C, Class A, 5.520% due 10/15/28(c)	2,909,832
1,800,000	PMT Issuer Trust - FMSR, Series 2021-FT1, Class A, 8.458% (1-Month TSFR + 3.115%) due 3/25/26(b)(c)	1,768,326
745,000	Prestige Auto Receivables Trust, Series 2022-1A, Class B, 6.550% due 7/17/28(c)	744,991
484,482	PRET LLC, Series 2021-NPL3, Class A1, step bond to yield, 1.868% due 7/25/51(c)	454,374
	Pretium Mortgage Credit Partners I LLC:
526,925	Series 2021-NPL2, Class A1, step bond to yield, 1.992% due 6/27/60(c)	496,152
950,824	Series 2021-NPL4, Class A1, step bond to yield, 2.363% due 10/27/60(c)	905,028
	Progress Residential Trust:
3,720,000	Series 2021-SFR11, Class B, 2.732% due 1/17/39(c)	3,150,502
332,174	Series 2022-SFR3, Class A, 3.200% due 4/17/39(c)	303,227
246,686	Series 2022-SFR5, Class A, 4.451% due 6/17/39(c)	234,449
1,063,454	Series 2022-SFR6, Class A, 4.451% due 7/20/39(c)	1,008,179
548,783	Series 2023-SFR1, Class A, 4.300% due 3/17/40(c)	513,891
1,755,271	Race Point IX CLO Ltd., Series 2015-9A, Class A1A2, 6.595% (3-Month TSFR + 1.202%) due 10/15/30(b)(c)	1,748,682
500,000	Regatta VI Funding Ltd., Series 2016-1A, Class AR2, 6.837% (3-Month TSFR + 1.422%) due 4/20/34(b)(c)	497,240
1,000,000	Regatta XI Funding Ltd., Series 2018-1A, Class B, 7.314% (3-Month TSFR + 1.912%) due 7/17/31(b)(c)	991,053
1,405,000	Retained Vantage Data Centers Issuer LLC, Series 2023-1A, Class A2A, 5.000% due 9/15/48(c)	1,290,383
1,420,000	RR 23 Ltd., Series 2022-23A, Class A2R, 7.999% (3-Month TSFR + 2.650%) due 10/15/35(b)(c)	1,415,513
500,000	Sandstone Peak Ltd., Series 2021-1A, Class A1, 6.875% (3-Month TSFR + 1.482%) due 10/15/34(b)(c)	495,000
	Santander Drive Auto Receivables Trust:
840,000	Series 2022-4, Class B, 4.420% due 11/15/27	822,124
185,000	Series 2022-6, Class B, 4.720% due 6/15/27	181,875
740,000	Series 2022-7, Class B, 5.950% due 1/17/28	738,138
365,000	Series 2023-1, Class B, 4.980% due 2/15/28	360,175
635,000	Series 2023-3, Class B, 5.610% due 7/17/28	631,549
520,000	SFS Auto Receivables Securitization Trust, Series 2023-1A, Class A4, 5.470% due 12/20/29(c)	519,123

Schedules of Investments

November 30, 2023 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
ASSET-BACKED SECURITIES - 9.8% (continued)
$500,000	Shackleton 2013-III CLO Ltd., Series 2013-3A, Class DR, 8.675% (3-Month TSFR + 3.282%) due 7/15/30(b)(c)	$476,205
3,561	SoFi Consumer Loan Program Trust, Series 2021-1, Class A, 0.490% due 9/25/30(c)	3,547
1,000,000	Sofi Professional Loan Program Trust, Series 2018-B, Class BFX, 3.830% due 8/25/47(c)	902,430
1,710,000	Sound Point CLO XXIX Ltd., Series 2021-1A, Class A, 6.710% (3-Month TSFR + 1.332%) due 4/25/34(b)(c)	1,684,431
500,000	Sound Point CLO XXVII Ltd., Series 2020-2A, Class AR, 6.820% (3-Month TSFR + 1.442%) due 10/25/34(b)(c)	495,000
915,000	Stack Infrastructure Issuer LLC, Series 2023-2A, Class A2, 5.900% due 7/25/48(c)	886,600
3,500,000	STAR Trust, Series 2021-SFR1, Class G, 8.637% (1-Month TSFR + 3.314%) due 4/17/38(b)(c)	3,297,435
8,700,000	Structured Asset Investment Loan Trust, Series 2006-4, Class A5, 5.767% (1-Month TSFR + 0.424%) due 7/25/36(b)	2,782,998
801,056	Sunnova Helios V Issuer LLC, Series 2021-A, Class A, 1.800% due 2/20/48(c)	684,077
1,792,944	Sunrun Demeter Issuer LLC, Series 2021-2A, Class A, 2.270% due 1/30/57(c)	1,480,309
5,430,000	Synchrony Card Funding LLC, Series 2023-A2, Class A, 5.740% due 10/15/29	5,494,381
500,000	Tesla Auto Lease Trust, Series 2021-B, Class B, 0.910% due 9/22/25(c)	484,733
735,000	Texas Natural Gas Securitization Finance Corp., Series , Class , 5.102% due 4/1/35	734,298
189,601	Tricolor Auto Securitization Trust, Series 2023-1A, Class A, 6.480% due 8/17/26(c)	189,218
379,649	Tricon Residential Trust, Series 2023-SFR1, Class A, 5.100% due 7/17/40(c)	367,680
408,382	TRTX Issuer Ltd., Series 2021-FL4, Class A, 6.644% (1-Month TSFR + 1.314%) due 3/15/38(b)(c)	399,704
	Upstart Pass-Through Trust:
308,455	Series 2021-ST3, Class A, 2.000% due 5/20/27(c)	296,698
390,706	Series 2021-ST4, Class A, 2.000% due 7/20/27(c)	376,291
	Upstart Securitization Trust:
93,301	Series 2019-3, Class C, 5.381% due 1/21/30(c)	93,197
445,815	Series 2020-1, Class C, 4.899% due 4/22/30(c)	442,518
44,304	Series 2021-4, Class A, 0.840% due 9/20/31(c)	44,078
1,000,000	Valley Stream Park CLO LTD, Series 2022-1A, Class DR, 9.566% (3-Month TSFR + 4.150%) due 10/20/34(b)(c)	995,186
957,500	Vantage Data Centers Issuer LLC, Series 2019-1A, Class A2, 3.188% due 7/15/44(c)	935,960
1,157,329	VCAT LLC, Series 2021-NPL6, Class A1, step bond to yield, 1.917% due 9/25/51(c)	1,096,307
1,710,000	Venture 42 CLO Ltd., Series 2021-42A, Class A1A, 6.785% (3-Month TSFR + 1.392%) due 4/15/34(b)(c)	1,686,402
908,362	Vericrest Opportunity Loan Transferee, Series 2021-NP11, Class A1, step bond to yield, 1.868% due 8/25/51(c)	849,352
3,315,000	Verizon Master Trust, Series 2023-2, Class C, 5.380% due 4/13/28	3,285,792
593,440	VOLT CIII LLC, Series 2021-CF1, Class A1, step bond to yield, 1.992% due 8/25/51(c)(d)	552,512
614,070	VOLT XCIX LLC, Series 2021-NPL8, Class A1, step bond to yield, 2.116% due 4/25/51(c)	578,044
361,331	VOLT XCV LLC, Series 2021-NPL4, Class A1, step bond to yield, 2.240% due 3/27/51(c)	349,919
	Wellfleet CLO X Ltd.:
1,333,295	Series 2019-XA, Class A1R, 6.847% (3-Month TSFR + 1.432%) due 7/20/32(b)(c)	1,312,685
1,000,000	Series 2019-XA, Class A2R, 7.427% (3-Month TSFR + 2.012%) due 7/20/32(b)(c)	984,582
	Westlake Automobile Receivables Trust:
200,000	Series 2023-1A, Class B, 5.410% due 1/18/28(c)	198,060
895,000	Series 2023-2A, Class B, 6.140% due 3/15/28(c)	893,693
985,000	Wingstop Funding LLC, Series 2020-1A, Class A2, 2.841% due 12/5/50(c)	868,174

Schedules of Investments

November 30, 2023 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
ASSET-BACKED SECURITIES - 9.8% (continued)
$330,000	World Omni Auto Receivables Trust, Series 2023-A, Class B, 5.030% due 5/15/29	$324,673
	TOTAL ASSET-BACKED SECURITIES
	(Cost - $214,732,642)	199,307,975
SENIOR LOANS(b) - 0.8%
72,000	AAdvantage Loyality IP Ltd., 10.427% (3-Month USD-LIBOR + 0.475%) due 4/20/28	72,990
25,000	Access CIG LLC, 10.388% (3-Month USD-LIBOR + 0.500%) due 8/18/28	24,948
	Acrisure LLC:
109,716	9.150% (3-Month USD-LIBOR + 0.350%) due 2/15/27	108,642
221,063	9.900% (3-Month USD-LIBOR + 0.425%) due 2/15/27	220,417
40,625	Acuris Finance U.S. Inc., 9.540% (3-Month USD-LIBOR + 0.400%) due 2/16/28	40,236
89,771	ADMI Corp. due 12/23/27(k)	82,851
162,938	Air Canada, 9.139% (3-Month USD-LIBOR + 0.350%) due 8/11/28	162,618
107,250	AlixPartners LLP, 8.213% (1-Month USD-LIBOR + 0.275%) due 2/4/28	107,337
79,400	Alliant Holdings Intermediate LLC, 8.831% (1-Month USD-LIBOR + 0.350%) due 11/5/27	79,450
49,000	Allied Universal Holdco LLC, 9.198% (1-Month USD-LIBOR + 0.375%) due 5/12/28	47,693
61,165	Allspring Buyer LLC, 8.949% (3-Month USD-LIBOR + 0.325%) due 11/1/28	60,193
39,800	Altice France SA, 10.894% (3-Month USD-LIBOR + 0.550%) due 8/15/28	33,905
465,000	American Airlines Inc. due 5/17/29(k)	461,805
297,727	Ascend Learning LLC, 8.948% (1-Month USD-LIBOR + 0.350%) due 12/11/28	290,573
240,383	Astra Acquisition Corp., 10.902% (3-Month USD-LIBOR + 0.525%) due 10/25/28	158,266
20,000	Asurion LLC, 10.713% (1-Month USD-LIBOR + 0.525%) due 1/31/28	17,907
137,346	athenahealth Group Inc., 8.598% (1-Month USD-LIBOR + 0.325%) due 2/15/29	134,676
268,062	Aveanna Healthcare LLC, 9.238% (3-Month USD-LIBOR + 0.375%) due 7/17/28	245,612
330,259	Bausch + Lomb Corp., 8.755% (3-Month USD-LIBOR + 0.325%) due 5/10/27	319,773
151,861	Boxer Parent Co., Inc., 9.213% (1-Month USD-LIBOR + 0.375%) due 10/2/25	151,807
250,000	Buckeye Partners LP due 11/22/30(k)	249,938
139,300	Caesars Entertainment Inc., 8.698% (1-Month USD-LIBOR + 0.325%) due 2/6/30	139,261
14,400	Calpine Corp., 7.463% (1-Month USD-LIBOR + 0.200%) due 8/12/26	14,399
298,819	Carnival Corp., 8.713% (1-Month USD-LIBOR + 0.325%) due 10/18/28	296,951
150,092	Cengage Learning Inc., 10.405% (3-Month USD-LIBOR + 0.475%) due 7/14/26	149,849
80,000	Central Parent LLC, 9.406% (3-Month USD-LIBOR + 0.400%) due 7/6/29	80,014
121,563	Charter Next Generation Inc., 9.213% (1-Month USD-LIBOR + 0.375%) due 12/1/27	121,006
144,264	CHG Healthcare Services Inc., 8.713% (1-Month USD-LIBOR + 0.325%) due 9/29/28	143,706
325,000	Clarios Global LP, 9.098% (1-Month USD-LIBOR + 0.375%) due 5/6/30	325,244
8,384	Columbus McKinnon Corp., 8.422% (3-Month USD-LIBOR + 0.275%) due 5/14/28	8,374
62,725	Connect Finco SARL, 8.848% (1-Month USD-LIBOR + 0.350%) due 12/11/26	62,558
78,295	Constellation Renewables LLC, 8.150% (3-Month USD-LIBOR + 0.250%) due 12/15/27	78,056
102,532	Cornerstone OnDemand Inc., 9.213% (1-Month USD-LIBOR + 0.375%) due 10/16/28	98,636
59,845	CSC Holdings LLC, 7.937% (1-Month USD-LIBOR + 0.250%) due 4/15/27	55,927
99,338	Cyxtera DC Holdings Inc., 10.500% (3-Month USD-LIBOR + 0.200%) due 5/1/24	61,128
117,690	DCert Buyer Inc., 9.348% (1-Month USD-LIBOR + 0.400%) due 10/16/26	116,179
15,000	DG Investment Intermediate Holdings 2 Inc., 12.213% (1-Month USD-LIBOR + 0.675%) due 3/30/29	13,444
77,889	DIRECTV Financing LLC, 10.645% (1-Month USD-LIBOR + 0.500%) due 8/2/27	76,532
	Dynasty Acquisition Co., Inc.:
244,388	9.348% (1-Month USD-LIBOR + 0.400%) due 8/24/28	243,991
185,524	EAB Global Inc., 8.963% (1-Month USD-LIBOR + 0.350%) due 8/16/28	184,404
24,375	Ecovyst Catalyst Technologies LLC, 7.983% (3-Month USD-LIBOR + 0.250%) due 6/9/28	24,292
19,728	EG Group Ltd., 9.444% (1-Month USD-LIBOR + 0.400%) due 3/31/26	19,646
326,297	Fertitta Entertainment LLC, 9.348% (1-Month USD-LIBOR + 0.400%) due 1/27/29	323,729
20,946	Flame NewCo LLC, 11.448% (1-Month USD-LIBOR + 0.600%) due 6/30/28	19,323
341,993	Gainwell Acquisition Corp., 9.490% (3-Month USD-LIBOR + 0.400%) due 10/1/27	329,168
155,000	Garda World Security Corp., 9.746% (3-Month USD-LIBOR + 0.425%) due 10/30/26	154,506

Schedules of Investments

November 30, 2023 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
SENIOR LOANS(b) - 0.8% (continued)
$77,258	Getty Images Inc., 9.990% (3-Month USD-LIBOR + 0.450%) due 2/19/26	$77,451
33,036	Grab Holdings Inc., 9.963% (1-Month USD-LIBOR + 0.450%) due 1/29/26	33,127
127,687	Graham Packaging Co., Inc., 8.463% (1-Month USD-LIBOR + 0.300%) due 8/4/27	127,307
106,991	Great Outdoors Group LLC, 9.402% (3-Month USD-LIBOR + 0.375%) due 3/6/28	105,979
24,231	Greystone Select Financial LLC, 10.658% (3-Month USD-LIBOR + 0.500%) due 6/16/28	23,867
155,000	Grifols Worldwide Operations Ltd., 7.538% (1-Month USD-LIBOR + 0.200%) due 11/15/27	153,019
240,000	GTCR W Merger Sub LLC due 9/20/30(k)	239,700
45,661	H-Food Holdings LLC, 9.337% (3-Month USD-LIBOR + 0.369%) due 5/23/25	35,463
235,934	Hunter Douglas Holding BV, 8.880% (3-Month USD-LIBOR + 0.350%) due 2/26/29(d)	227,549
97,405	Husky Injection Molding Systems Ltd., 8.731% (3-Month USD-LIBOR + 0.300%) due 3/28/25	96,455
95,551	iHeartCommunications Inc., 8.463% (1-Month USD-LIBOR + 0.300%) due 5/1/26	79,467
163,474	ION Trading Finance Ltd., 10.240% (3-Month USD-LIBOR + 0.475%) due 4/1/28	162,160
137,235	IRB Holding Corp., 8.448% (1-Month USD-LIBOR + 0.300%) due 12/15/27	136,958
326,006	Jazz Pharmaceuticals PLC, 8.963% (1-Month USD-LIBOR + 0.350%) due 5/5/28	326,459
77,701	Kronos Acquisition Holdings Inc., 9.402% (3-Month USD-LIBOR + 0.375%) due 12/22/26	76,895
330,000	LifePoint Health Inc., 11.168% (3-Month USD-LIBOR + 0.550%) due 11/16/28	315,252
33,489	Lions Gate Capital Holdings LLC, 7.698% (1-Month USD-LIBOR + 0.225%) due 3/24/25	33,413
328,742	Lummus Technology Holdings V LLC, 8.963% (1-Month USD-LIBOR + 0.350%) due 6/30/27	327,920
35,632	Maravai Intermediate Holdings LLC, 8.397% (3-Month USD-LIBOR + 0.300%) due 10/19/27	33,984
326,625	Mavis Tire Express Services Topco Corp., 9.463% (1-Month USD-LIBOR + 0.400%) due 5/4/28	325,606
83,293	McAfee Corp., 9.170% (1-Month USD-LIBOR + 0.375%) due 3/1/29	82,088
328,791	Medline Borrower LP, 8.463% (1-Month USD-LIBOR + 0.300%) due 10/23/28	328,748
82,500	Mileage Plus Holdings LLC, 10.798% (3-Month USD-LIBOR + 0.525%) due 6/21/27	84,944
19,184	NASCAR Holdings LLC, 7.963% (1-Month USD-LIBOR + 0.250%) due 10/19/26	19,224
146,160	Olympus Water US Holding Corp., 9.402% (3-Month USD-LIBOR + 0.375%) due 11/9/28	145,003
297,594	OneDigital Borrower LLC, 9.698% (1-Month USD-LIBOR + 0.425%) due 11/16/27	296,106
80,000	Ontario Gaming GTA LP due 8/1/30(k)	80,150
329,167	Osmosis Buyer Ltd., 9.071% (1-Month USD-LIBOR + 0.375%) due 7/31/28	322,830
53,451	Packaging Coordinators Midco Inc., 9.152% (3-Month USD-LIBOR + 0.350%) due 11/30/27	53,236
44,497	PCI Gaming Authority, 7.963% (1-Month USD-LIBOR + 0.250%) due 5/29/26	44,467
114,346	Peraton Corp., 9.198% (1-Month USD-LIBOR + 0.375%) due 2/1/28	113,550
109,446	Perrigo Co. PLC, 7.698% (1-Month USD-LIBOR + 0.225%) due 4/20/29	109,035
73,313	PetSmart LLC, 9.198% (1-Month USD-LIBOR + 0.375%) due 2/11/28	72,121
125,775	PG&E Corp., 8.463% (1-Month USD-LIBOR + 0.300%) due 6/23/25	125,716
108,900	PMHC II Inc., 9.807% (3-Month USD-LIBOR + 0.425%) due 4/23/29	97,296
84,063	Polaris Newco LLC, 9.463% (1-Month USD-LIBOR + 0.400%) due 6/2/28	81,709
74,932	Pregis TopCo LLC, 9.098% (1-Month USD-LIBOR + 0.375%) due 7/31/26	74,620
	Pretium PKG Holdings Inc.:
179,326	9.995% (3-Month USD-LIBOR + 0.460%) due 10/2/28	139,157
48,135	10.395% (3-Month USD-LIBOR + 0.500%) due 10/2/28	46,980
299,470	Proofpoint Inc., 8.713% (1-Month USD-LIBOR + 0.325%) due 8/31/28	297,053
170,319	Pug LLC, 8.963% (1-Month USD-LIBOR + 0.350%) due 2/12/27	164,678
116,560	Radiate Holdco LLC, 8.713% (1-Month USD-LIBOR + 0.325%) due 9/25/26	89,190
329,160	RealPage Inc., 8.463% (1-Month USD-LIBOR + 0.300%) due 4/24/28	320,727
9,211	RentPath Inc., 3.750% due 12/31/25(d)	92
149,118	Scientific Games Holdings LP, 8.914% (3-Month USD-LIBOR + 0.350%) due 4/4/29	148,253
219,450	Select Medical Corp., 8.348% (1-Month USD-LIBOR + 0.300%) due 3/6/27	219,244
72,000	SkyMiles IP Ltd., 9.166% (3-Month USD-LIBOR + 0.375%) due 10/20/27	73,503
19,250	SMG US Midco 2 Inc., 8.145% (3-Month USD-LIBOR + 0.250%) due 1/23/25	19,240

Schedules of Investments

November 30, 2023 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
SENIOR LOANS(b) - 0.8% (continued)
$329,160	Sophia LP, 8.948% (1-Month USD-LIBOR + 0.350%) due 10/7/27	$329,262
300,000	Sotera Health Holdings LLC, 8.395% (3-Month USD-LIBOR + 0.275%) due 12/11/26	298,050
37,784	Spin Holdco Inc., 9.664% (3-Month USD-LIBOR + 0.400%) due 3/4/28	32,690
298,136	SRS Distribution Inc., 8.963% (1-Month USD-LIBOR + 0.350%) due 6/2/28	293,989
48,645	Staples Inc., 10.435% (1-Month USD-LIBOR + 0.500%) due 4/16/26	44,355
33,784	Sunshine Luxembourg VII SARL, 8.990% (3-Month USD-LIBOR + 0.350%) due 10/1/26	33,882
127,379	SWF Holdings I Corp., 9.463% (1-Month USD-LIBOR + 0.400%) due 10/6/28	108,431
48,875	Tecta America Corp., 9.463% (1-Month USD-LIBOR + 0.400%) due 4/10/28	48,852
152,293	Tempo Acquisition LLC, 8.098% (1-Month USD-LIBOR + 0.275%) due 8/31/28	152,365
164,175	TransDigm Inc., 8.640% (3-Month USD-LIBOR + 0.325%) due 8/24/28	164,211
43,563	Tricorbraun Holdings Inc., 8.713% (1-Month USD-LIBOR + 0.325%) due 3/3/28	42,548
131,963	Triton Water Holdings Inc., 8.902% (3-Month USD-LIBOR + 0.325%) due 3/31/28	129,653
351,665	UKG Inc., 8.764% (3-Month USD-LIBOR + 0.325%) due 5/4/26	351,665
30,789	Ultra Clean Holdings Inc., 9.213% (1-Month USD-LIBOR + 0.375%) due 8/27/25	30,799
97,681	United AirLines Inc., 9.207% (1-Month USD-LIBOR + 0.375%) due 4/21/28	97,570
37,094	Upbound Group Inc., 8.952% (6-Month USD-LIBOR + 0.325%) due 2/17/28	36,954
156,800	US Foods Inc., 7.463% (1-Month USD-LIBOR + 0.200%) due 9/13/26	156,794
4,887	Verscend Holding Corp., 9.463% (1-Month USD-LIBOR + 0.400%) due 8/27/25	4,886
320,000	Virgin Media Bristol LLC, 8.790% (6-Month USD-LIBOR + 0.325%) due 3/31/31	315,251
38,886	WaterBridge Midstream Operating LLC, 11.390% (3-Month USD-LIBOR + 0.575%) due 6/22/26	38,886
107,157	WestJet Airlines Ltd., 8.443% (1-Month USD-LIBOR + 0.300%) due 12/11/26	105,048
80,000	Zayo Group Holdings Inc., 8.463% (1-Month USD-LIBOR + 0.300%) due 3/9/27	68,192
20,000	Ziggo Financing Partnership, 7.937% (1-Month USD-LIBOR + 0.250%) due 4/30/28	19,605
	TOTAL SENIOR LOANS
	(Cost - $15,992,264)	15,702,889
SOVEREIGN BONDS - 0.3%
Bermuda - 0.1%
	Bermuda Government International Bond:
890,000	2.375% due 8/20/30	726,952
800,000	5.000% due 7/15/32	756,800
	Total Bermuda	1,483,752
Chile - 0.0%
200,000	Chile Government International Bond, 3.100% due 1/22/61	122,349
Colombia - 0.0%
600,000	Colombia Government International Bond, 4.125% due 5/15/51	360,141
Hungary - 0.1%
	Hungary Government International Bond:
560,000	6.125% due 5/22/28(c)	568,905
595,000	5.250% due 6/16/29(c)	580,980
	Total Hungary	1,149,885
Mexico - 0.0%
579,000	Mexico Government International Bond, 6.338% due 5/4/53	552,380
Panama - 0.0%
	Panama Government International Bond:
200,000	6.875% due 1/31/36	190,472
200,000	4.500% due 4/1/56	126,068
300,000	3.870% due 7/23/60	168,283
	Total Panama	484,823
Peru - 0.0%
200,000	Corp. Financiera de Desarrollo SA, 5.250% due 7/15/29(b)	195,366

Schedules of Investments

November 30, 2023 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
Romania - 0.1%
	Romanian Government International Bond:
$636,000	3.000% due 2/27/27(c)	$581,584
1,228,000	3.000% due 2/14/31	996,178
	Total Romania	1,577,762
Saudi Arabia - 0.0%
630,000	Saudi Government International Bond, 5.000% due 1/18/53(c)	539,308
South Africa - 0.0%
200,000	Republic of South Africa Government International Bond, 4.300% due 10/12/28	179,708
	TOTAL SOVEREIGN BONDS
	(Cost - $7,689,016)	6,645,474

	Rating††
MUNICIPAL BONDS - 0.1%
California - 0.0%
20,000	AA-	Regents of the University of California Medical Center Pooled Revenue, Revenue Bonds, 6.548% due 5/15/48	21,942
360,000	AA-	State of California, GO, 7.300% due 10/1/39	414,453
		Total California	436,395
Massachusetts - 0.0%
546,203	Aa1(l)	Commonwealth of Massachusetts, Revenue Bonds, 4.110% due 7/15/31	532,255
New York - 0.1%
680,000	A-	Metropolitan Transportation Authority, Revenue Bonds, 6.814% due 11/15/40	725,709
200,000	A	New York State Thruway Authority, Revenue Bonds, 2.900% due 1/1/35	167,230
810,000	A+	New York Transportation Development Corp., Revenue Bonds, 4.248% due 9/1/35	774,640
		Total New York	1,667,579
Texas - 0.0%
305,000	A+	Dallas Fort Worth International Airport, Revenue Bonds, 4.507% due 11/1/51	263,210
		TOTAL MUNICIPAL BONDS
		(Cost - $3,458,302)	2,899,439

Shares/Units

OPEN-END FUND - 1.9%
414,106	iShares 20+ Year Treasury Bond
	(Cost - $40,716,845)	37,915,545
EXCHANGE TRADED FUND (ETF) - 0.4%
84,095	iShares Core U.S. Aggregate Bond
	(Cost - $8,001,639)	8,094,985
COMMON STOCKS - 0.0%
COMMUNICATIONS - 0.0%
Telecommunications - 0.0%
1,030	Intelsat SA*(d)	27,037
HEALTHCARE SERVICES - 0.0%
Healthcare Equipment & Services - 0.0%
544	Envision Healthcare Corp.*(d)	5,168
INDUSTRIAL - 0.0%
Metals & Mining - 0.0%
1,907	Flame Aggregator LLC*(d)(m)	10,450
	Total Metals & Mining	10,450
	TOTAL INDUSTRIAL	10,450
	TOTAL COMMON STOCKS
	(Cost - $89,864)	42,655

Schedules of Investments

November 30, 2023 (unaudited)

Destinations Core Fixed Income Fund (continued)

Shares/Units	Security	Value
RIGHTS - 0.0%
$214	Intelsat Jackson Holdings SA*(d)	$1,605
	TOTAL RIGHTS
	(Cost - $0)	1,605
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
	(Cost - $2,318,092,003)	2,083,498,548

Face Amount†

SHORT-TERM INVESTMENTS - 1.9%
TIME DEPOSITS - 1.9%
$7	EUR	Citibank - London, 2.810% due 12/1/23	$8
19,873,263		Citibank - New York, 4.680% due 12/1/23	19,873,263
11,110,327		JPMorgan Chase & Co. - New York, 4.680% due 12/1/23	11,110,327
7,085,667		Royal Bank of Canada - Toronto, 4.680% due 12/1/23	7,085,667
		TOTAL TIME DEPOSITS
		(Cost - $38,069,265)	38,069,265

U.S. GOVERNMENT OBLIGATION - 0.0%
1,200,000	U.S. Treasury Bills, 5.196% due 12/28/23(n)
	(Cost - $1,195,406)	1,195,406
	TOTAL SHORT-TERM INVESTMENTS
	(Cost - $39,264,671)	39,264,671
	TOTAL INVESTMENTS - 104.2%
	(Cost - $2,357,356,674)	2,122,763,219
	Liabilities in Excess of Other Assets - (4.2)%	(86,165,933)
	TOTAL NET ASSETS - 100.0%	$2,036,597,286

Schedules of Investments

November 30, 2023 (unaudited)

Destinations Core Fixed Income Fund (continued)

†	Face amount denominated in U.S. dollars, unless otherwise noted.
††	All ratings are by Standard & Poor's Rating Service, unless otherwise noted.
*	Non-income producing security.
(a)	This security is traded on a TBA basis.
(b)	Variable rate security. Interest rate disclosed is that which was in effect at November 30, 2023.
(c)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at November 30, 2023, amounts to $433,367,711 and represents 21.28% of net assets.
(d)	Illiquid security. The aggregate value of illiquid holdings at November 30, 2023, amounts to $2,681,499 and represents 0.13% of net assets.
(e)	Security is currently in default.
(f)	Security is perpetual in nature and has no stated maturity date.
(g)	Payment in-kind security for which part of the income earned may be paid as additional principal.
(h)	When-Issued or delayed delivery security.
(i)	Interest only security.
(j)	Principal only security.
(k)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(l)	Rating by Moody's Investors Service. All ratings are unaudited.
(m)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees using significant unobservable inputs.
(n)	Rate shown represents yield-to-maturity.
@	Restricted security – Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and maybe sold only to qualified buyers.

Security	First Acquisition Date	First Acquisition Cost	Market Value	Percent of Net Assets
Plains All American Pipeline LP/PAA Finance Corp., Senior Unsecured Notes, 3.550%, due 12/15/29	3/24/2022	$134,858	$124,910	0.00%
Transcontinental Gas Pipe Line Co. LLC, Senior Unsecured Notes, 3.250% due 5/15/30	3/17/2022	220,781	136,798	0.00%
Total			$261,708	0.00%

Schedules of Investments

November 30, 2023 (unaudited)

Destinations Core Fixed Income Fund (continued)

Abbreviations used in this schedule:

CBT	—	Chicago Board of Trade
CLO	—	Collateralized Loan Obligation
CMT	—	Constant Maturity Treasury Index
GO	—	General Obligation
LIBOR	—	London Interbank Offered Rate
LLC	—	Limited Liability Company
LP	—	Limited Partnership
PLC	—	Public Limited Company
REMICS	—	Real Estate Mortgage Investment Conduit
SARL	—	Société à Responsabilité Limitée
SOFR	—	Secured Overnight Financing Rate
TSFR	—	CME Term SOFR Reference Rate

Summary of Investments by Security Type^
Mortgage-Backed Securities	24.4%
Corporate Bonds & Notes	21.7
Collateralized Mortgage Obligations	21.5
U.S. Government Obligations	17.8
Asset-Backed Securities	9.4
Open-End Fund	1.8
Senior Loans	0.7
Exchange Traded Fund (ETF)	0.4
Sovereign Bonds	0.3
Municipal Bonds	0.1
Common Stocks	0.0	*
Rights	0.0	*
Short-Term Investments	1.9
	100.0%

^	As a percentage of total investments.
*	Positions represent less than 0.05%.

Schedules of Investments

November 30, 2023 (unaudited)

Destinations Core Fixed Income Fund (continued)

At November 30, 2023, Destinations Core Fixed Income Fund had open exchange traded futures contracts as described below.

The unrealized appreciation/(depreciation) on the open contracts were as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amounts	Market Value	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
U.S. 10Year Note (CBT)	536	3/24	$58,581,344	$58,851,124	$269,780
U.S. 2Year Note (CBT)	416	3/24	84,753,724	85,055,750	302,026
					571,806
Contracts to Sell:
U.S. 10Year Ultra	374	3/24	$(42,154,875)	$42,454,844	$(299,969)
U.S. 5Year Note (CBT)	21	3/24	(2,227,463)	2,243,883	(16,420)
U.S. Long Bond (CBT)	48	3/24	(5,535,984)	5,588,999	(53,015)
U.S. Ultra Bond (CBT)	105	3/24	(12,671,031)	12,915,000	(243,969)
					(613,373)
Net Unrealized Depreciation on Open Exchange Traded Futures Contracts					$(41,567)

At November 30, 2023, Destinations Core Fixed Income Fund had deposited cash of $ 117,359 with a broker or brokers as margin collateral on open exchange traded futures contracts.

At November 30, 2023, Destinations Core Fixed Income Fund held the following Centrally Cleared Interest Rate Swap Contracts:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amounts		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
Receive	1D SOFR	3.590%	9/20/53	USD	2,765,000	$129,156	$11,920	$117,236
Receive	1D SOFR	3.250%	6/21/53	USD	960,000	107,622	(10,562)	118,184
Receive	1D SOFR	2.880%	3/15/53	USD	990,000	181,717	11,594	170,123
Receive	1D SOFR	2.970%	3/15/53	USD	3,065,000	512,915	9,928	502,987
						$931,410	$22,880	$908,530

Schedules of Investments

November 30, 2023 (unaudited)

Destinations Core Fixed Income Fund (continued)

At November 30, 2023, Destinations Core Fixed Income Fund held the following Centrally Cleared Credit Default Swap Contracts:

Centrally Cleared – Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Payment Frequency(2)	Counterparty	Implied Credit Spread at 11/30/23(2)	Notional Amounts(3)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
CDX.NA.IG.41	1.000%	12/20/28	3-Month	JPM	0.629%	USD	11,145,000	$207,220	$141,385	$65,835
								$207,220	$141,385	$65,835

At November 30, 2023, Destinations Core Fixed Income Fund had deposited cash of $ 1,042,515 with a broker or brokers as margin collateral on open centrally cleared swap contracts.

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2) Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of on emerging country as of period end serve as indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(3) The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Schedules of Investments

November 30, 2023 (unaudited)

Destinations Core Fixed Income Fund (concluded)

Schedule of Forward Sale Commitments

Face Amounts	Security	Value
	Federal National Mortgage Association:
$400,000	2.000% due 12/1/38(a) (Proceeds — $347,312)	$(349,297)
725,000	3.000% due 12/1/38(a) (Proceeds — $663,918)	(667,906)
221,000	4.500% due 12/1/38(a) (Proceeds — $212,523)	(215,490)
4,436,000	2.500% due 12/1/53(a) (Proceeds — $3,524,158)	(3,591,081)
4,440,000	3.000% due 12/1/53(a) (Proceeds — $3,660,659)	(3,741,800)
1,752,000	3.500% due 12/1/53(a) (Proceeds — $1,526,225)	(1,536,107)
1,435,000	4.000% due 12/1/53(a) (Proceeds — $1,293,653)	(1,302,683)
12,540,000	5.000% due 12/1/53(a) (Proceeds — $11,942,703)	(12,066,770)
	Government National Mortgage Association:
1,355,000	3.000% due 12/1/53(a) (Proceeds — $1,149,368)	(1,171,987)
	TOTAL OPEN FORWARD SALE COMMITMENTS
	(Proceeds — $24,320,519)	$(24,643,121)

(a) This security is traded on a TBA basis.

Schedules of Investments

November 30, 2023 (unaudited)

Destinations Low Duration Fixed Income Fund

Face Amount/Units†		Security	Value
CORPORATE BONDS & NOTES - 48.8%
Basic Materials - 3.8%
$200,000		AngloGold Ashanti Holdings PLC, Company Guaranteed Notes, 3.375% due 11/1/28	$174,372
200,000		Braskem Netherlands Finance BV, Company Guaranteed Notes, 8.500% (5-Year CMT Index + 8.220%) due 1/23/81(a)	197,010
200,000		Freeport Indonesia PT, Senior Unsecured Notes, 4.763% due 4/14/27(b)	194,292
250,000		Freeport-McMoRan Inc., Company Guaranteed Notes, 4.125% due 3/1/28	234,255
		Glencore Funding LLC, Company Guaranteed Notes:
15,000		4.125% due 3/12/24(b)	14,926
60,000		4.000% due 4/16/25(b)	58,570
155,000		1.625% due 9/1/25(b)	144,574
200,000		Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT, Senior Unsecured Notes, 4.750% due 5/15/25	196,000
200,000		Industrias Penoles SAB de CV, Senior Unsecured Notes, 4.150% due 9/12/29	182,239
3,497,000		Infrabuild Australia Pty Ltd., Senior Secured Notes, 14.500% due 11/15/28(b)	3,523,577
200,000		MEGlobal Canada ULC, Company Guaranteed Notes, 5.000% due 5/18/25	196,020
200,000		Sasol Financing USA LLC, Company Guaranteed Notes, 4.375% due 9/18/26	181,705
5,779,224		TPC Group Inc., Senior Secured Notes, 13.000% due 12/16/27(b)	5,849,426
4,250,000		Valvoline Inc., Company Guaranteed Notes, 4.250% due 2/15/30(b)	4,198,920
		Total Basic Materials	15,345,886
Communications - 12.0%
8,956,000		AMC Networks Inc., Company Guaranteed Notes, 5.000% due 4/1/24	8,947,031
8,600,000		BuzzFeed Inc., Company Guaranteed Notes, 8.500% due 12/3/26(b)	6,192,000
		Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Notes:
3,832,000		4.500% due 2/1/24	3,820,642
401,000		7.289% (3-Month TSFR + 1.912%) due 2/1/24(a)	401,347
7,382,000		Clear Channel International BV, Senior Secured Notes, 6.625% due 8/1/25(b)	7,267,337
2,548,000		Connect Finco SARL/Connect US Finco LLC, Senior Secured Notes, 6.750% due 10/1/26(b)	2,445,716
195,000		Expedia Group Inc., Company Guaranteed Notes, 6.250% due 5/1/25(b)	195,872
2,592,000		Getty Images Inc., Company Guaranteed Notes, 9.750% due 3/1/27(b)	2,595,113
180,000		Millicom International Cellular SA, Senior Unsecured Notes, 5.125% due 1/15/28	162,568
6,342,000	EUR	Opnet SpA, Senior Secured Notes, 9.848% (3-Month EURIBOR + 6.250%) due 2/9/26(a)(b)(c)	6,903,901
1,797,000		Sprint LLC, Company Guaranteed Notes, 7.125% due 6/15/24	1,805,441
4,821,000		TEGNA Inc., Company Guaranteed Notes, 4.750% due 3/15/26(b)	4,641,032
200,000		Telefonica Celular del Paraguay SA, Senior Unsecured Notes, 5.875% due 4/15/27	190,000
3,242,000		Uber Technologies Inc., Company Guaranteed Notes, 7.500% due 5/15/25(b)	3,302,788
		Total Communications	48,870,788
Consumer Cyclical - 3.8%
1,739,000		American Greetings Corp., Company Guaranteed Notes, 8.750% due 4/15/25(b)	1,721,610
1,798,000	EUR	DEAG Deutsche Entertainment AG, Senior Unsecured Notes, 8.000% due 7/12/26	2,009,954
220,000		Dollar Tree Inc., Senior Unsecured Notes, 4.000% due 5/15/25	214,207
225,000		Ford Motor Co., Senior Unsecured Notes, 4.346% due 12/8/26	212,946
215,000		General Motors Financial Co., Inc., Company Guaranteed Notes, 5.250% due 3/1/26	212,535
6,823,199		Hawaiian Airlines 2013-1 Class A Pass-Through Certificates, Pass-Thru Certificates, 3.900% due 1/15/26	5,828,586
215,000		Marriott International Inc., Senior Unsecured Notes, 3.600% due 4/15/24	212,995
959,000	EUR	Secop Group Holding GmbH, Senior Secured Notes, 12.372% (3-Month EURIBOR + 8.400%) due 12/29/26(a)	1,054,407
3,877,000		Tapestry Inc., Senior Unsecured Notes, 7.050% due 11/27/25	3,925,033
		Total Consumer Cyclical	15,392,273

Schedules of Investments

November 30, 2023 (unaudited)

Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†		Security	Value
Consumer Discretionary - 0.4%
$18,750,000	SEK	Rebellion Operations AB, Senior Secured Notes, 12.034% (3-Month SEK-STIBOR + 8.000%) due 5/20/25(a)	$1,624,614
Consumer Non-cyclical - 9.1%
177,500		Adani International Container Terminal Pvt Ltd., Senior Secured Notes, 3.000% due 2/16/31	142,444
200,000		Adani Ports & Special Economic Zone Ltd., Senior Unsecured Notes, 4.000% due 7/30/27	172,091
210,000		Amgen Inc., Senior Unsecured Notes, 5.507% due 3/2/26	209,899
13,681,000		Cannabist Co. Holdings Inc., Senior Secured Notes, 9.500% due 2/3/26	11,628,850
5,794,000		Chobani LLC/Chobani Finance Corp., Inc., Company Guaranteed Notes, 7.500% due 4/15/25(b)	5,728,402
210,000		Constellation Brands Inc., Senior Unsecured Notes, 5.000% due 2/2/26	209,373
2,068,000		Coty Inc., Senior Secured Notes, 5.000% due 4/15/26(b)	2,018,462
220,000		Elevance Health Inc., Senior Unsecured Notes, 3.500% due 8/15/24	216,473
		HCA Inc., Company Guaranteed Notes:
195,000		5.000% due 3/15/24	194,453
20,000		5.375% due 2/1/25	19,883
		JBS USA LUX SA/JBS USA Food Co./JBS USA Finance Inc., Company Guaranteed Notes:
100,000		2.500% due 1/15/27	89,997
100,000		3.000% due 2/2/29	85,484
8,497,000		Leafly Holdings Inc., Senior Unsecured Notes, 8.000% due 1/31/25(c)(d)	7,222,450
2,261,000		Nathan's Famous Inc., Senior Secured Notes, 6.625% due 11/1/25(b)	2,244,043
200,000		NBM US Holdings Inc., Company Guaranteed Notes, 7.000% due 5/14/26	198,350
220,000		Philip Morris International Inc., Senior Unsecured Notes, 4.875% due 2/13/26	218,474
200,000		PSA Treasury Pte Ltd., Company Guaranteed Notes, 2.500% due 4/12/26	188,179
		Royalty Pharma PLC, Company Guaranteed Notes:
40,000		1.200% due 9/2/25	36,925
255,000		1.750% due 9/2/27	223,407
7,626,000		UpHealth Inc., Senior Unsecured Notes, 6.250% due 6/15/26(b)	5,643,240
230,000		Zimmer Biomet Holdings Inc., Senior Unsecured Notes, 1.450% due 11/22/24	220,282
		Total Consumer Non-cyclical	36,911,161
Diversified - 0.6%
2,505,000	EUR	LR Global Holding GmbH, Senior Secured Notes, 11.205% (3-Month EURIBOR + 7.250%) due 2/3/25(a)	2,631,500
Energy - 4.4%
220,833		AI Candelaria Spain SA, Senior Secured Notes, 7.500% due 12/15/28	207,031
200,000		Cosan Luxembourg SA, Company Guaranteed Notes, 7.000% due 1/20/27	201,099
100,000		Ecopetrol SA, Senior Unsecured Notes, 4.125% due 1/16/25	97,097
210,000		Enbridge Inc., Company Guaranteed Notes, 5.900% due 11/15/26	213,598
215,000		Energy Transfer LP, Senior Unsecured Notes, 6.050% due 12/1/26	217,681
129,320		Galaxy Pipeline Assets Bidco Ltd., Senior Secured Notes, 1.750% due 9/30/27	120,201
141,200		GNL Quintero SA, Senior Unsecured Notes, 4.634% due 7/31/29	137,116
176,852		Guara Norte SARL, Senior Secured Notes, 5.198% due 6/15/34	155,941
3,600,000		HMH Holding BV, Senior Secured Notes, 9.875% due 11/16/26	3,618,000
4,705,000		NGL Energy Operating LLC/NGL Energy Finance Corp., Senior Secured Notes, 7.500% due 2/1/26(b)	4,722,677
200,000		Oleoducto Central SA, Senior Unsecured Notes, 4.000% due 7/14/27	181,463
200,000		ONGC Videsh Ltd., Company Guaranteed Notes, 4.625% due 7/15/24	198,508
200,000		Petrobras Global Finance BV, Company Guaranteed Notes, 7.375% due 1/17/27	207,964
3,653,000		Summit Midstream Holdings LLC/Summit Midstream Finance Corp., Secured Notes, 9.000% due 10/15/26(b)	3,630,479
200,000		Transportadora de Gas del Peru SA, Senior Unsecured Notes, 4.250% due 4/30/28	193,796
3,676,000		Vital Energy Inc., Company Guaranteed Notes, 9.500% due 1/15/25	3,690,248
		Total Energy	17,792,899

Schedules of Investments

November 30, 2023 (unaudited)

Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†	Security	Value
Financial - 6.1%
$220,000	American Express Co., Senior Unsecured Notes, 4.990% (SOFRRATE + 0.999%) due 5/1/26(a)	$217,822
200,000	Athene Global Funding, Senior Secured Notes, 6.046% (SOFRRATE + 0.700%) due 5/24/24(a)(b)	199,586
240,000	Avolon Holdings Funding Ltd., Senior Unsecured Notes, 2.125% due 2/21/26(b)	218,469
150,000	Banco BBVA Peru SA, Subordinated Notes, 5.250% (5-Year CMT Index + 2.750%) due 9/22/29(a)	146,989
200,000	Banco Bilbao Vizcaya Argentaria Colombia SA, Subordinated Notes, 4.875% due 4/21/25	193,530
150,000	Banco Continental SAECA, Senior Unsecured Notes, 2.750% due 12/10/25(b)	138,050
200,000	Banco de Bogota SA, Subordinated Notes, 6.250% due 5/12/26	192,303
200,000	Banco de Credito del Peru SA, Subordinated Notes, 3.125% (5-Year CMT Index + 3.000%) due 7/1/30(a)	187,734
150,000	Banco Inbursa SA Institucion De Banca Multiple Grupo Financiero Inbursa, Senior Unsecured Notes, 4.375% due 4/11/27	142,198
150,000	Banco Industrial SA, Subordinated Notes, 4.875% (5-Year CMT Index + 4.442%) due 1/29/31(a)	138,390
150,000	Banco Internacional del Peru SAA Interbank, Subordinated Notes, 4.000% (5-Year CMT Index + 3.711%) due 7/8/30(a)	140,062
200,000	Banco Nacional de Comercio Exterior SNC, Subordinated Notes, 2.720% (5-Year CMT Index + 2.000%) due 8/11/31(a)	168,241
200,000	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, Subordinated Notes, 7.525% (5-Year CMT Index + 2.995%) due 10/1/28(a)	201,669
200,000	Bancolombia SA, Subordinated Notes, 6.909% (5-Year CMT Index + 2.929%) due 10/18/27(a)	194,345
220,000	Bank of America Corp., Senior Unsecured Notes, 3.458% (3-Month TSFR + 1.232%) due 3/15/25(a)	218,283
210,000	Bank of Montreal, Senior Unsecured Notes, 6.057% (SOFRRATE + 0.710%) due 3/8/24(a)	210,127
220,000	Bank of Nova Scotia, Senior Unsecured Notes, 4.750% due 2/2/26	217,091
200,000	BBVA Bancomer SA, Subordinated Notes, 5.350% (5-Year CMT Index + 3.000%) due 11/12/29(a)	196,714
225,000	Capital One Financial Corp., Senior Unsecured Notes, 4.985% (SOFRRATE + 2.160%) due 7/24/26(a)	219,635
330,000	Citigroup Inc., Senior Unsecured Notes, 3.352% (3-Month TSFR + 1.158%) due 4/24/25(a)	326,407
220,000	Commonwealth Bank of Australia, Senior Unsecured Notes, 5.977% (SOFRRATE + 0.630%) due 9/12/25(a)(b)	220,150
200,000	DBS Group Holdings Ltd., Subordinated Notes, 4.520% (5-Year USD 1100 Run ICE Swap Rate + 1.590%) due 12/11/28(a)	199,946
344,000	Five Point Operating Co. LP/Five Point Capital Corp., Company Guaranteed Notes, 7.875% due 11/15/25(b)	329,303
200,000	Global Bank Corp., Senior Unsecured Notes, 5.250% (3-Month USD-LIBOR + 3.300%) due 4/16/29(a)	177,452
225,000	Goldman Sachs Group Inc., Senior Unsecured Notes, 3.500% due 4/1/25	218,486
1,560,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., Company Guaranteed Notes, 4.750% due 9/15/24	1,530,936
9,855	Interoceanica IV Finance Ltd., Senior Secured Notes, zero coupon, due 11/30/25	8,653
	JPMorgan Chase & Co., Senior Unsecured Notes:
105,000	3.220% (3-Month TSFR + 1.417%) due 3/1/25(a)	104,272
225,000	3.900% due 7/15/25	220,135
	Morgan Stanley, Senior Unsecured Notes:
160,000	5.803% (SOFRRATE + 0.455%) due 1/25/24(a)	159,997
60,000	3.875% due 1/27/26	58,293
200,000	Multibank Inc., Senior Unsecured Notes, 7.750% due 2/3/28(b)	196,804

Schedules of Investments

November 30, 2023 (unaudited)

Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†		Security	Value
Financial - 6.1% - (continued)
$200,000		NongHyup Bank, Senior Unsecured Notes, 1.250% due 7/20/25	$187,066
20,400,000	NOK	Nordic Capital Fund II AS, 10.970% (3-Month NIBOR + 6.250%) due 6/30/24(a)	1,865,974
13,750,000	SEK	Novedo Holding AB, Senior Secured Notes, 10.564% (3-Month SEK-STIBOR + 8.000%) due 11/26/24(a)	1,201,168
200,000		Oversea-Chinese Banking Corp., Ltd., Subordinated Notes, 1.832% (5-Year CMT Index + 1.580%) due 9/10/30(a)	186,090
100,000		PNC Financial Services Group Inc., Senior Unsecured Notes, 5.812% (SOFRRATE + 1.322%) due 6/12/26(a)	99,951
225,000		Royal Bank of Canada, Senior Unsecured Notes, 3.375% due 4/14/25	218,770
2,141,000		Service Properties Trust, Senior Unsecured Notes, 4.650% due 3/15/24	2,138,198
25,000,000	SEK	Stockwik Forvaltning AB, Senior Secured Notes, 12.106% (3-Month SEK-STIBOR + 8.000%) due 3/20/26(a)	2,166,089
7,593,000		StoneX Group Inc., Senior Secured Notes, 8.625% due 6/15/25(b)	7,633,144
215,000		Toronto-Dominion Bank, Senior Unsecured Notes, 0.700% due 9/10/24	207,326
205,000		Truist Financial Corp., Senior Unsecured Notes, 4.260% (SOFRRATE + 1.456%) due 7/28/26(a)	198,266
1,257,000		Uniti Fiber Holdings Inc., Company Guaranteed Notes, 4.000% due 6/15/24(b)	1,231,329
225,000		Wells Fargo & Co., Senior Unsecured Notes, 2.406% (3-Month TSFR + 1.087%) due 10/30/25(a)	217,647
		Welltower OP LLC, Company Guaranteed Notes:
215,000		3.625% due 3/15/24	213,470
10,000		4.000% due 6/1/25	9,743
		Total Financial	25,066,303
Healthcare - 1.3%
6,180,606		ProSomnus Holdings Inc., zero coupon, due 12/31/49(c)(d)	5,466,400
Industrial - 3.1%
267,172		Bioceanico Sovereign Certificate Ltd., Senior Secured Notes, zero coupon, due 6/5/34	189,552
220,000		Boeing Co., Senior Unsecured Notes, 4.875% due 5/1/25	217,686
230,000		Canadian Pacific Railway Co., Company Guaranteed Notes, 1.350% due 12/2/24	220,360
150,000		Carrier Global Corp., Senior Unsecured Notes, 5.800% due 11/30/25(b)	150,869
2,958,000		Hillenbrand Inc., Company Guaranteed Notes, 5.750% due 6/15/25	2,921,385
9,643,000		INNOVATE Corp., Senior Secured Notes, 8.500% due 2/1/26(b)	7,329,427
215,000		John Deere Capital Corp., Senior Unsecured Notes, 4.750% due 1/20/28	214,008
88,848		Lima Metro Line 2 Finance Ltd., Senior Secured Notes, 5.875% due 7/5/34	86,476
168,118		MV24 Capital BV, Senior Secured Notes, 6.748% due 6/1/34	151,368
200,000		Parker-Hannifin Corp., Senior Unsecured Notes, 3.650% due 6/15/24	197,591
225,000		Penske Truck Leasing Co. LP/PTL Finance Corp., Senior Unsecured Notes, 4.400% due 7/1/27(b)	213,713
225,000		Republic Services Inc., Senior Unsecured Notes, 2.500% due 8/15/24	220,461
215,000		Ryder System Inc., Senior Unsecured Notes, 5.250% due 6/1/28	213,848
200,000		St Marys Cement Inc. Canada, Company Guaranteed Notes, 5.750% due 1/28/27	198,757
225,000		Veralto Corp., Company Guaranteed Notes, 5.500% due 9/18/26(b)	225,848
		Total Industrial	12,751,349
Technology - 3.7%
2,554,000	EUR	Azerion Group NV, Senior Secured Notes, 10.705% (3-Month EURIBOR + 6.750%) due 10/2/26(a)	2,731,629
25,000		Broadcom Corp./Broadcom Cayman Finance Ltd., Company Guaranteed Notes, 3.875% due 1/15/27	24,024
205,000		Broadcom Inc., Company Guaranteed Notes, 3.150% due 11/15/25	196,709
5,509,000	EUR	Fiven AS, Senior Secured Notes, 10.669% (3-Month EURIBOR + 6.850%) due 12/11/26(a)(c)	6,027,083
4,296,000	EUR	Fiven ASA, Senior Secured Notes, 10.784% (3-Month EURIBOR + 6.850%) due 6/21/24(a)	4,700,009
13,750,000	SEK	Impala BondCo PLC, Senior Secured Notes, 13.087% (3-Month SEK-STIBOR + 9.000%) due 10/20/24(a)	877,147

Schedules of Investments

November 30, 2023 (unaudited)

Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†	Security	Value
Technology - 3.7% - (continued)
$205,000	Microchip Technology Inc., Senior Unsecured Notes, 0.972% due 2/15/24	$202,951
225,000	NXP BV/NXP Funding LLC/NXP USA Inc., Company Guaranteed Notes, 4.400% due 6/1/27	217,179
205,000	Oracle Corp., Senior Unsecured Notes, 5.800% due 11/10/25	206,603
	Total Technology	15,183,334
Utilities - 0.5%
200,000	AES Andes SA, Junior Subordinated Notes, 7.125% (5-Year USD Swap Rate + 4.644%) due 3/26/79(a)(b)	188,756
300,000	Chile Electricity PEC SpA, Senior Secured Notes, zero coupon, due 1/25/28	231,731
95,600	Empresa Electrica Angamos SA, Senior Secured Notes, 4.875% due 5/25/29	86,040
225,000	Entergy Louisiana LLC, Collateral Trust, 0.950% due 10/1/24	216,938
200,000	Inkia Energy Ltd., Senior Unsecured Notes, 5.875% due 11/9/27	189,119
161,000	JSW Hydro Energy Ltd., Senior Secured Notes, 4.125% due 5/18/31	136,528
200,000	Mercury Chile Holdco LLC, Senior Secured Notes, 6.500% due 1/24/27(b)	182,248
131,562	Mexico Generadora de Energia S de rl, Senior Secured Notes, 5.500% due 12/6/32	125,491
200,000	Minejesa Capital BV, Senior Secured Notes, 4.625% due 8/10/30	185,750
	Pacific Gas & Electric Co., 1st Mortgage Notes:
80,000	3.250% due 2/16/24	79,510
150,000	4.950% due 6/8/25	147,535
200,000	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Senior Unsecured Notes, 4.125% due 5/15/27	192,000
220,000	Southern California Edison Co., 1st Mortgage Notes, 4.900% due 6/1/26	218,273
	Total Utilities	2,179,919
	TOTAL CORPORATE BONDS & NOTES
	(Cost - $211,460,705)	199,216,426
ASSET-BACKED SECURITIES - 10.3%
104,356	AccessLex Institute, Series 2007-A, Class A3, 5.941% (3-Month USD-LIBOR + 0.300%) due 5/25/36(a)	101,530
989,306	Accredited Mortgage Loan Trust, Series 2005-1, Class M4, 5.214% (1-Month TSFR + 1.269%) due 4/25/35(a)	982,877
199,449	ACHV ABS Trust, Series 2023-3PL, Class A, 6.600% due 8/19/30(b)	199,515
107,884	ACM Auto Trust, Series 2023-1A, Class A, 6.610% due 1/22/30(b)	107,802
	ACREC Ltd.:
198,329	Series 2021-FL1, Class A, 6.594% (1-Month TSFR + 1.264%) due 10/16/36(a)(b)	192,508
350,000	Series 2021-FL1, Class AS, 6.944% (1-Month TSFR + 1.614%) due 10/16/36(a)(b)	334,893
	Affirm Asset Securitization Trust:
26,756	Series 2021-Z1, Class A, 1.070% due 8/15/25(b)	26,406
475,000	Series 2023-X1, Class A, 7.110% due 11/15/28(b)	475,373
1,000,000	Allegro CLO X Ltd., Series 2019-1A, Class AR, 6.827% (3-Month TSFR + 1.412%) due 7/20/32(a)(b)	994,896
30,654	Aqua Finance Trust, Series 2020-AA, Class A, 1.900% due 7/17/46(b)	28,369
225,000	Arbor Realty Commercial Real Estate Notes Ltd., Series 2021-FL2, Class A, 6.537% (1-Month TSFR + 1.214%) due 5/15/36(a)(b)	222,317
250,000	BDS Ltd., Series 2021-FL10, Class A, 6.796% (1-Month TSFR + 1.464%) due 12/16/36(a)(b)	243,813
371,095	BRSP Ltd., Series 2021-FL1, Class A, 6.596% (1-Month TSFR + 1.264%) due 8/19/38(a)(b)	360,407
	BSPRT Issuer Ltd.:
179,851	Series 2021-FL6, Class A, 6.537% (1-Month TSFR + 1.214%) due 3/15/36(a)(b)	176,703
209,000	Series 2021-FL7, Class A, 6.757% (1-Month TSFR + 1.434%) due 12/15/38(a)(b)	204,855
365,417	CAL Funding IV Ltd., Series 2020-1A, Class A, 2.220% due 9/25/45(b)	322,964
	Carlyle US CLO Ltd.:
1,000,000	Series 2019-4A, Class A11R, 6.714% (3-Month TSFR + 1.320%) due 4/15/35(a)(b)	990,000

Schedules of Investments

November 30, 2023 (unaudited)

Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†	Security	Value
ASSET-BACKED SECURITIES - 10.3% (continued)
$1,000,000	Series 2021-7A, Class A1, 6.815% (3-Month TSFR + 1.422%) due 10/15/35(a)(b)	$997,290
	CHCP Ltd.:
89,157	Series 2021-FL1, Class A, 6.494% (1-Month TSFR + 1.164%) due 2/15/38(a)(b)	88,523
100,000	Series 2021-FL1, Class AS, 6.744% (1-Month TSFR + 1.414%) due 2/15/38(a)(b)	95,899
250,000	Citizens Auto Receivables Trust, Series 2023-2, Class A2A, 6.090% due 10/15/26(b)	250,253
177,000	CLNC Ltd., Series 2019-FL1, Class AS, 6.996% (1-Month TSFR + 1.664%) due 8/20/35(a)(b)	174,769
149,602	Commonbond Student Loan Trust, Series 2020-AGS, Class A, 1.980% due 8/25/50(b)	127,439
500,000	DataBank Issuer, Series 2023-1A, Class A2, 5.116% due 2/25/53(b)	460,885
500,000	Drive Auto Receivables Trust, Series 2021-3, Class C, 1.470% due 1/15/27	487,643
	Exeter Automobile Receivables Trust:
49,283	Series 2021-1A, Class C, 0.740% due 1/15/26	49,150
375,000	Series 2023-5A, Class A2, 6.200% due 4/15/26	375,249
1,738,093	First Franklin Mortgage Loan Trust, Series 2003-FF2, Class M1, 7.235% (1-Month TSFR + 1.914%) due 7/25/33(a)	1,689,362
1,000,000	Franklin Park Place CLO I LLC, Series 2022-1A, Class A, 6.794% (3-Month TSFR + 1.400%) due 4/14/35(a)(b)	992,560
209,000	FS Rialto, Series 2021-FL3, Class A, 6.694% (1-Month TSFR + 1.364%) due 11/16/36(a)(b)	204,162
193,294	FS RIALTO, Series 2021-FL2, Class A, 6.664% (1-Month TSFR + 1.334%) due 5/16/38(a)(b)	188,987
456,211	Galaxy XXVII CLO Ltd., Series 2018-27A, Class A, 6.672% (3-Month TSFR + 1.282%) due 5/16/31(a)(b)	455,216
	GLS Auto Receivables Issuer Trust:
347,579	Series 2021-2A, Class C, 1.080% due 6/15/26(b)	341,547
400,000	Series 2023-4A, Class A2, 6.400% due 12/15/26(b)	400,603
240,000	GPMT Ltd., Series 2021-FL4, Class A, 6.799% (1-Month TSFR + 1.464%) due 12/15/36(a)(b)	234,434
504,000	Greystone CRE Notes Ltd., Series 2021-FL3, Class A, 6.457% (1-Month TSFR + 1.134%) due 7/15/39(a)(b)	495,404
1,000,000	Greywolf CLO VII Ltd., Series 2018-2A, Class A1, 6.856% (3-Month TSFR + 1.440%) due 10/20/31(a)(b)	999,445
500,000	Halseypoint CLO 5 Ltd., Series 2021-5A, Class A1A, 6.862% (3-Month TSFR + 1.472%) due 1/30/35(a)(b)	498,028
475,380	Hayfin US XII Ltd., Series 2018-8A, Class A, 6.797% (3-Month TSFR + 1.382%) due 4/20/31(a)(b)	474,486
500,000	Hertz Vehicle Financing LLC, Series 2021-1A, Class B, 1.560% due 12/26/25(b)	478,068
114,154	HGI CRE CLO Ltd., Series 2021-FL1, Class A, 6.494% (1-Month TSFR + 1.164%) due 6/16/36(a)(b)	111,042
162,221	Hilton Grand Vacations Trust, Series 2020-AA, Class A, 2.740% due 2/25/39(b)	153,137
2,751,315	HTS Fund I LLC, Series 2021-1, Class A, 1.411% due 8/25/36(b)	2,398,681
1,000,000	Jamestown CLO XVI Ltd., Series 2021-16A, Class A, 6.840% (3-Month TSFR + 1.462%) due 7/25/34(a)(b)	989,000
500,000	Katayma CLO I Ltd., Series 2023-1A, Class A1, 7.373% (3-Month TSFR + 2.000%) due 10/20/36(a)(b)	500,001
330,000	KREF Ltd., Series 2021-FL2, Class A, 6.514% (1-Month TSFR + 1.184%) due 2/15/39(a)(b)	320,124
12,217	Laurel Road Prime Student Loan Trust, Series 2019-A, Class A1FX, 2.340% due 10/25/48(b)	11,852
	LCCM Trust:
282,624	Series 2021-FL2, Class A, 6.637% (1-Month TSFR + 1.314%) due 12/13/38(a)(b)	272,744
310,000	Series 2021-FL3, Class A, 6.887% (1-Month TSFR + 1.564%) due 11/15/38(a)(b)	306,722
494,612	Lendbuzz Securitization Trust, Series 2023-2A, Class A2, 7.090% due 10/16/28(b)	494,770
349,023	Lendingpoint Asset Securitization Trust, Series 2022-C, Class A, 6.560% due 2/15/30(b)	348,615

Schedules of Investments

November 30, 2023 (unaudited)

Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†	Security	Value
ASSET-BACKED SECURITIES - 10.3% (continued)
$4,146	LMREC Inc., Series 2019-CRE3, Class A, 6.857% (1-Month TSFR + 1.514%) due 12/22/35(a)(b)	$4,144
	LoanCore Issuer Ltd.:
356,877	Series 2021-CRE5, Class A, 6.737% (1-Month TSFR + 1.414%) due 7/15/36(a)(b)	351,596
410,000	Series 2021-CRE6, Class A, 6.737% (1-Month TSFR + 1.414%) due 11/15/38(a)(b)	400,432
1,000,000	Marble Point CLO XXI Ltd., Series 2021-3A, Class A1, 6.904% (3-Month TSFR + 1.502%) due 10/17/34(a)(b)	999,032
500,000	Marble Point CLO XXII Ltd., Series 2021-2A, Class A, 6.840% (3-Month TSFR + 1.462%) due 7/25/34(a)(b)	493,995
	Marlette Funding Trust:
30,405	Series 2019-4A, Class C, 3.760% due 12/17/29(b)	30,202
309,439	Series 2022-1A, Class B, 2.340% due 4/15/32(b)	304,491
480,000	ME Funding LLC, Series 2019-1, Class A2, 6.448% due 7/30/49(b)	470,843
	MF1 Ltd.:
193,007	Series 2021-FL6, Class A, 6.544% (1-Month TSFR + 1.214%) due 7/16/36(a)(b)	189,509
207,917	Series 2021-FL7, Class A, 6.526% (1-Month TSFR + 1.194%) due 10/16/36(a)(b)	203,628
412,897	MMAF Equipment Finance LLC, Series 2022-B, Class A2, 5.570% due 9/9/25(b)	411,877
66,030	Navient Private Education Refi Loan Trust, Series 2020-GA, Class A, 1.170% due 9/16/69(b)	58,322
854,687	Northwoods Capital XVI Ltd., Series 2017-16A, Class A, 6.911% (3-Month TSFR + 1.532%) due 11/15/30(a)(b)	854,769
979,437	Ocean Trails CLO V, Series 2014-5A, Class ARR, 6.935% (3-Month TSFR + 1.542%) due 10/13/31(a)(b)	974,374
243,426	OCP CLO Ltd., Series 2014-5A, Class A1R, 6.721% (3-Month TSFR + 1.342%) due 4/26/31(a)(b)	242,921
	Pagaya AI Debt Selection Trust:
258,919	Series 2021-1, Class B, 2.130% due 11/15/27(b)	256,846
623,661	Series 2021-3, Class B, 1.740% due 5/15/29(b)	614,961
42,801	Series 2021-5, Class A, 1.530% due 8/15/29(b)	42,516
	Pagaya AI Debt Trust:
66,741	Series 2022-1, Class A, 2.030% due 10/15/29(b)	65,569
121,623	Series 2022-3, Class A, 6.060% due 3/15/30(b)	121,198
374,083	Series 2023-3, Class A, 7.600% due 12/16/30(b)	375,614
378,501	PRET LLC, Series 2021-NPL3, Class A1, step bond to yield, 1.868% due 7/25/51(b)	354,980
428,048	Prosper Marketplace Issuance Trust, Series 2023-1A, Class A, 7.060% due 7/16/29(b)	428,774
1,000,000	RRX 3 Ltd., Series 2021-3A, Class A1, 6.975% (3-Month TSFR + 1.582%) due 4/15/34(a)(b)	998,000
1,000,000	Sound Point CLO VI-R Ltd., Series 2014-2RA, Class A, 6.927% (3-Month TSFR + 1.512%) due 10/20/31(a)(b)	993,085
429,522	Sound Point CLO XVIII Ltd., Series 2017-4A, Class A1, 6.797% (3-Month TSFR + 1.382%) due 1/21/31(a)(b)	427,975
968,425	Steele Creek CLO Ltd., Series 2018-2A, Class A, 6.829% (3-Month TSFR + 1.462%) due 8/18/31(a)(b)	968,227
199,822	STWD Ltd., Series 2021-FL2, Class A, 6.644% (1-Month TSFR + 1.314%) due 4/18/38(a)(b)	193,959
250,000	Tesla Auto Lease Trust, Series 2021-B, Class B, 0.910% due 9/22/25(b)	242,366
314,382	Theorem Funding Trust, Series 2023-1A, Class A, 7.580% due 4/15/29(b)	316,603
	THL Credit Wind River CLO Ltd.:
2,000,000	Series 2017-1A, Class ARR, 6.717% (3-Month TSFR + 1.322%) due 4/18/36(a)(b)	1,962,674
1,300,000	Series 2019-1A, Class AR, 6.837% (3-Month TSFR + 1.422%) due 7/20/34(a)(b)	1,292,119
148,502	TRTX Issuer Ltd., Series 2021-FL4, Class A, 6.644% (1-Month TSFR + 1.314%) due 3/15/38(a)(b)	145,347
399,768	VCAT LLC, Series 2021-NPL4, Class A1, step bond to yield, 1.868% due 8/25/51(b)	376,979
600,000	Vibrant CLO IV Ltd., Series 2016-4A, Class A1RR, 6.797% (3-Month TSFR + 1.382%) due 7/20/32(a)(b)	594,626

Schedules of Investments

November 30, 2023 (unaudited)

Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†	Security	Value
ASSET-BACKED SECURITIES - 10.3% (continued)
$372,956	Vibrant CLO VIII Ltd., Series 2018-8A, Class A1A, 6.817% (3-Month TSFR + 1.402%) due 1/20/31(a)(b)	$372,373
150,000	VMC Finance LLC, Series 2022-FL5, Class A, 7.225% (SOFR30A + 1.900%) due 2/18/39(a)(b)	146,370
349,518	VOLT XCII LLC, Series 2021-NPL1, Class A1, step bond to yield, 1.893% due 2/27/51(b)	332,896
244,731	VOLT XCIV LLC, Series 2021-NPL3, Class A1, step bond to yield, 2.240% due 2/27/51(b)	233,412
514,505	VOLT XCIX LLC, Series 2021-NPL8, Class A1, step bond to yield, 2.116% due 4/25/51(b)	484,320
1,000,000	Wellfleet CLO Ltd., Series 2020-2A, Class AR, 6.875% (3-Month TSFR + 1.482%) due 7/15/34(a)(b)	993,575
325,000	Westlake Automobile Receivables Trust, Series 2023-4A, Class A2, 6.230% due 1/15/27(b)	325,975
	TOTAL ASSET-BACKED SECURITIES
	(Cost - $ 42,437,618)	42,082,792
COLLATERALIZED MORTGAGE OBLIGATIONS - 9.0%
187,662	Angel Oak Mortgage Trust, Series 2020-6, Class A1, 1.261% due 5/25/65(a)(b)	159,601
183,000	Arbor Multifamily Mortgage Securities Trust, Series 2021-MF2, Class A2, 2.023% due 6/15/54(b)	166,314
	BANK:
1,255,611	Series 2017-BNK4, Class XA, 1.498% due 5/15/50(a)(e)	43,213
1,645,730	Series 2017-BNK6, Class XA, 0.905% due 7/15/60(a)(e)	34,159
200,000	BBCMS Mortgage Trust, Series 2019-BWAY, Class A, 6.393% (1-Month TSFR + 1.070%) due 11/15/34(a)(b)	154,100
	Benchmark Mortgage Trust:
9,850,747	Series 2018-B4, Class XA, 0.606% due 7/15/51(a)(e)	148,284
3,659,510	Series 2020-B16, Class XA, 0.922% due 2/15/53(a)(e)	155,131
44,961	BHP Trust, Series 2019-BXHP, Class A, 6.345% (1-Month TSFR + 1.022%) due 8/15/36(a)(b)	44,603
232,990	BMO Mortgage Trust, Series 2023-C5, Class A1, 5.740% due 6/15/56	230,180
208,000	BPR Trust, Series 2021-TY, Class A, 6.487% (1-Month TSFR + 1.164%) due 9/15/38(a)(b)	200,869
	BRAVO Residential Funding Trust:
546,495	Series 2021-A, Class A1, step bond to yield, 1.991% due 10/25/59(b)	525,536
834,733	Series 2022-RPL1, Class A1, 2.750% due 9/25/61(a)(b)	731,471
580,229	Series 2023-NQM5, Class A1, step bond to yield, 6.505% due 6/25/63(b)	579,788
	BX Commercial Mortgage Trust:
2,210,372	Series 2019-XL, Class A, 6.357% (1-Month TSFR + 1.034%) due 10/15/36(a)(b)	2,204,760
141,057	Series 2021-21M, Class A, 6.167% (1-Month TSFR + 0.844%) due 10/15/36(a)(b)	138,003
100,000	Series 2021-CIP, Class A, 6.358% (1-Month TSFR + 1.035%) due 12/15/38(a)(b)	97,239
1,128,012	Series 2021-SOAR, Class B, 6.307% (1-Month TSFR + 0.984%) due 6/15/38(a)(b)	1,098,611
208,000	Series 2021-VOLT, Class B, 6.387% (1-Month TSFR + 1.064%) due 9/15/36(a)(b)	201,472
2,747,000	Series 2021-VOLT, Class C, 6.537% (1-Month TSFR + 1.214%) due 9/15/36(a)(b)	2,626,298
163,423	Series 2021-XL2, Class B, 6.435% (1-Month TSFR + 1.112%) due 10/15/38(a)(b)	159,218
162,014	Series 2022-LP2, Class A, 6.336% (1-Month TSFR + 1.013%) due 2/15/39(a)(b)	158,101
247,216	BX Mortgage Trust, Series 2022-MVRK, Class A, 6.790% (1-Month TSFR + 1.467%) due 3/15/39(a)(b)	243,992
80,656	BX Trust, Series 2019-CALM, Class A, 6.313% (1-Month TSFR + 0.990%) due 11/15/32(a)(b)	80,196
1,323,620	CD Mortgage Trust, Series 2017-CD4, Class XA, 1.378% due 5/10/50(a)(e)	41,484
287,000	CFCRE Commercial Mortgage Trust, Series 2017-C8, Class XB, 1.060% due 6/15/50(a)(e)	7,569
	Citigroup Commercial Mortgage Trust:
244,000	Series 2015-GC27, Class A5, 3.137% due 2/10/48	236,401

Schedules of Investments

November 30, 2023 (unaudited)

Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 9.0% (continued)
$200,000	Series 2015-P1, Class A5, 3.717% due 9/15/48	$191,547
248,000	Series 2016-P3, Class A3, 3.063% due 4/15/49	235,470
400,000	Series 2016-P3, Class A4, 3.329% due 4/15/49	374,754
252,125	Series 2017-P7, Class A3, 3.442% due 4/14/50	235,132
386,000	Series 2019-PRM, Class D, 4.350% due 5/10/36(b)	385,414
5,087	COLT Mortgage Loan Trust, Series 2020-2, Class A1, 1.853% due 3/25/65(a)(b)	5,051
123,281	COLT Mortgage Pass-Through Certificates, Series 2021-1R, Class A1, 0.857% due 5/25/65(a)(b)	102,186
690,291	COLT Trust, Series 2021-RPL1, Class A1, 1.665% due 9/25/61(a)(b)	591,345
	Commercial Mortgage Trust:
240,414	Series 2014-LC15, Class A4, 4.006% due 4/10/47	239,197
227,000	Series 2018-HCLV, Class A, 6.619% (1-Month TSFR + 1.296%) due 9/15/33(a)(b)	204,300
408,178	Credit Suisse Commercial Mortgage Capital Trust, Series 2020-RPL3, Class A1, 4.071% due 3/25/60(a)(b)	404,201
1,750,645	Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4, Class B, 6.600% (1-Month TSFR + 1.277%) due 5/15/36(a)(b)	1,744,443
	CSAIL Commercial Mortgage Trust:
575,822	Series 2017-C8, Class XA, 1.236% due 6/15/50(a)(e)	16,956
4,057,790	Series 2017-CX10, Class XA, 0.887% due 11/15/50(a)(e)	86,909
3,041,788	Series 2018-CX12, Class XA, 0.702% due 8/15/51(a)(e)	65,488
	DBJPM Mortgage Trust:
200,000	Series 2016-C3, Class A5, 2.890% due 8/10/49	183,125
300,000	Series 2020-C9, Class A2, 1.900% due 8/15/53	273,819
1,151,335	Ellington Financial Mortgage Trust, Series 2022-3, Class A1, step bond to yield, 5.000% due 8/25/67(b)	1,112,646
149,826	ELP Commercial Mortgage Trust, Series 2021-ELP, Class A, 6.138% (1-Month TSFR + 0.815%) due 11/15/38(a)(b)	146,629
208,996	EQUS Mortgage Trust, Series 2021-EQAZ, Class A, 6.192% (1-Month TSFR + 0.869%) due 10/15/38(a)(b)	203,746
1,332,899	Federal Home Loan Mortgage Corp. (FHLMC), REMICS, Series 4987, Class BF, 5.843% (SOFR30A + 0.514%) due 6/25/50(a)	1,274,504
237,852	Federal National Mortgage Association (FNMA) REMICS, Series 2019-43, Class FD, 5.843% (SOFR30A + 0.514%) due 8/25/49(a)	227,441
	Federal National Mortgage Association (FNMA), Aces:
1,128,771	Series 2020-M49, Class 1A1, 1.297% due 11/25/30(a)	999,494
169,724	Series 2021-M7, Class A1, 1.783% due 3/25/31(a)	150,694
889,370	GCAT Trust, Series 2022-NQM4, Class A1, step bond to yield, 5.269% due 8/25/67(b)	865,255
217,091	GPMT Ltd., Series 2021-FL3, Class A, 6.696% (1-Month TSFR + 1.364%) due 7/16/35(a)(b)	210,850
184,000	Great Wolf Trust, Series 2019-WOLF, Class A, 6.471% (1-Month TSFR + 1.148%) due 12/15/36(a)(b)	182,655
250,000	GS Mortgage Securities Corp. II, Series 2023-SHIP, Class A, 4.466% due 9/10/38(a)(b)	239,583
208,000	GS Mortgage Securities Corp. Trust, Series 2021-IP, Class A, 6.387% (1-Month TSFR + 1.064%) due 10/15/36(a)(b)	199,593
	GS Mortgage Securities Trust:
3,626,880	Series 2016-GS4, Class XA, 0.688% due 11/10/49(a)(e)	47,440
1,688,139	Series 2017-GS6, Class XA, 1.156% due 5/10/50(a)(e)	47,306
3,239,819	Series 2017-GS8, Class XA, 1.082% due 11/10/50(a)(e)	90,695
250,000	IMT Trust, Series 2017-APTS, Class AFX, 3.478% due 6/15/34(b)	245,054
	JP Morgan Chase Commercial Mortgage Securities Trust:
1,260,842	Series 2014-C20, Class XA, 0.854% due 7/15/47(a)(e)	922
285,000	Series 2016-JP2, Class A4, 2.822% due 8/15/49	260,749
4,075,000	Series 2020-MKST, Class XCP, zero coupon, due 12/15/36(a)(b)(c)(e)	41
	JPMBB Commercial Mortgage Securities Trust:
154,957	Series 2014-C18, Class A5, 4.079% due 2/15/47	153,788

Schedules of Investments

November 30, 2023 (unaudited)

Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 9.0% (continued)
$334,000	Series 2014-C21, Class A5, 3.775% due 8/15/47	$328,658
791,676	Series 2015-C32, Class XA, 1.253% due 11/15/48(a)(e)	8,724
200,000	Series 2016-C1, Class A5, 3.576% due 3/17/49	189,017
	Legacy Mortgage Asset Trust:
219,363	Series 2020-GS4, Class A1, step bond to yield, 6.250% due 2/25/60(b)	220,639
363,993	Series 2021-GS4, Class A1, step bond to yield, 1.650% due 11/25/60(b)	337,820
96,854	Series 2021-SL1, Class A, 1.991% due 9/25/60(a)(b)	96,067
2,940,000	Life Mortgage Trust, Series 2022-BMR2, Class A1, 6.618% (1-Month TSFR + 1.295%) due 5/15/39(a)(b)	2,879,118
99,522	Med Trust, Series 2021-MDLN, Class A, 6.387% (1-Month TSFR + 1.064%) due 11/15/38(a)(b)	97,086
665,358	MFA Trust, Series 2023-NQM3, Class A1, step bond to yield, 6.617% due 7/25/68(b)	664,167
190,527	MHP, Series 2022-MHIL, Class A, 6.138% (1-Month TSFR + 0.815%) due 1/15/27(a)(b)	186,104
245,168	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C17, Class A5, 3.741% due 8/15/47	241,235
	Morgan Stanley Capital I Trust:
1,158,271	Series 2016-UB11, Class XA, 1.573% due 8/15/49(a)(e)	34,912
3,452,156	Series 2016-UB12, Class XA, 0.786% due 12/15/49(a)(e)	53,893
849,821	Series 2017-H1, Class XA, 1.478% due 6/15/50(a)(e)	24,215
184,000	Series 2021-L6, Class A2, 2.126% due 6/15/54(a)	154,144
209,308	MSC Trust, Series 2021-ILP, Class A, 6.215% (1-Month TSFR + 0.892%) due 11/15/36(a)(b)	204,054
	New Residential Mortgage Loan Trust:
1,065,459	Series 2019-RPL3, Class A1, 2.750% due 7/25/59(a)(b)	990,482
140,611	Series 2020-NQM1, Class A2, 2.718% due 1/26/60(a)(b)	125,509
334,777	NYMT Loan Trust, Series 2020-SP2, Class A1, 5.944% due 10/25/60(a)(b)	333,163
	OBX Trust:
623,790	Series 2022-NQM1, Class A1, 2.305% due 11/25/61(a)(b)	519,183
890,717	Series 2023-NQM1, Class A1, 6.120% due 11/25/62(a)(b)	884,352
58,584	PFP Ltd., Series 2021-8, Class A, 6.444% (1-Month TSFR + 1.114%) due 8/9/37(a)(b)	57,560
444,114	PRPM LLC, Series 2021-4, Class A1, step bond to yield, 1.867% due 4/25/26(b)	422,538
200,000	RIAL Issuer Ltd., Series 2022-FL8, Class A, 7.580% (1-Month TSFR + 2.250%) due 1/19/37(a)(b)	195,750
576,000	SMRT, Series 2022-MINI, Class B, 6.673% (1-Month TSFR + 1.350%) due 1/15/39(a)(b)	557,208
210,000	SREIT Trust, Series 2021-MFP, Class A, 6.168% (1-Month TSFR + 0.845%) due 11/15/38(a)(b)	206,107
825,723	UBS Commercial Mortgage Trust, Series 2017-C1, Class XA, 1.684% due 6/15/50(a)(e)	32,971
	Velocity Commercial Capital Loan Trust:
946,295	Series 2021-2, Class A, 1.520% due 8/25/51(a)(b)	776,704
365,744	Series 2021-2, Class M1, 1.820% due 8/25/51(a)(b)	291,418
	Verus Securitization Trust:
266,862	Series 2019-INV2, Class A3, 4.219% due 7/25/59(a)(b)	257,743
22,338	Series 2020-2, Class A1, 2.226% due 5/25/60(a)(b)	21,800
521,808	Series 2021-7, Class A1, 1.829% due 10/25/66(a)(b)	438,743
192,245	Series 2021-R1, Class A2, 1.057% due 10/25/63(a)(b)	172,545
525,297	Series 2023-1, Class A1, step bond to yield, 5.850% due 12/25/67(b)	519,308
663,676	Series 2023-INV2, Class A1, step bond to yield, 6.443% due 8/25/68(b)	662,792
87,405	Vista Point Securitization Trust, Series 2020-2, Class A1, 1.475% due 4/25/65(a)(b)	78,472
	Wells Fargo Commercial Mortgage Trust:
236,000	Series 2015-C30, Class A4, 3.664% due 9/15/58	226,079
2,191,300	Series 2015-LC22, Class XA, 0.896% due 9/15/58(a)(e)	23,035
4,337,885	Series 2015-NXS2, Class XA, 0.730% due 7/15/58(a)(e)	29,973
185,000	Series 2021-C60, Class A2, 2.042% due 8/15/54	167,839
57,265	Series 2021-SAVE, Class A, 6.587% (1-Month TSFR + 1.264%) due 2/15/40(a)(b)	54,966

Schedules of Investments

November 30, 2023 (unaudited)

Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 9.0% (continued)
$250,000	WFRBS Commercial Mortgage Trust, Series 2014-C22, Class A5, 3.752% due 9/15/57	$243,052
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
	(Cost - $40,011,539)	36,474,160
SENIOR LOANS(a) - 7.4%
7,386,967	Cengage Learning Inc., 10.406% (3-Month USD-SOFR + 4.750%) due 7/14/26	7,375,000
1,173,573	Diebold Nixdorf Inc., 12.891% (3-Month USD-SOFR + 7.500%) due 8/11/28	1,182,081
4,829,600	First Brands Group LLC, 10.881% (6-Month USD-SOFR + 5.000%) due 3/30/27	4,745,082
2,667,467	Getty Images Inc., 9.990% (3-Month USD-SOFR + 4.500%) due 2/19/26	2,674,136
	K&N Parent Inc.:
2,917,206	13.271% due 2/3/27(c)(d)	2,902,620
3,244,649	10.713% (1-Month USD-SOFR + 5.250%) due 8/16/27	2,563,273
2,695,935	Lealand Finance Co. BV, 8.463% (1-Month USD-SOFR + 3.000%) due 6/28/24	1,887,155
3,207,711	Lions Gate Capital Holdings LLC, 7.674% (1-Month USD-SOFR + 2.250%) due 3/24/25	3,200,366
3,763,079	QuarterNorth Energy Holding Inc., 13.463% (1-Month USD-SOFR + 8.000%) due 8/27/26	3,748,967
	TOTAL SENIOR LOANS
	(Cost - $34,220,102)	30,278,680
U.S. GOVERNMENT OBLIGATIONS - 5.8%
	U.S. Treasury Notes:
2,480,000	3.875% due 4/30/25	2,442,994
3,990,000	4.250% due 5/31/25	3,951,503
1,040,000	4.625% due 6/30/25	1,036,059
7,000,000	3.125% due 8/15/25	6,806,133
2,280,000	5.000% due 8/31/25	2,286,947
2,660,000	5.000% due 9/30/25	2,669,767
1,630,000	4.125% due 6/15/26	1,613,891
1,340,000	4.625% due 9/15/26	1,344,606
1,340,000	4.625% due 10/15/26	1,344,920
	TOTAL U.S. GOVERNMENT OBLIGATIONS
	(Cost - $23,407,066)	23,496,820
MORTGAGE-BACKED SECURITIES - 0.6%
FHLMC - 0.1%
	Freddie Mac Pool:
178,861	3.000% due 5/1/42	156,389
203,860	3.500% due 10/1/42	182,244
	TOTAL FHLMC	338,633
FNMA - 0.5%
	Federal National Mortgage Association (FNMA) Pool:
202,258	3.000% due 5/1/42	176,846
1,400,000	4.810% due 9/1/29	1,377,622
504,405	5.000% due 8/1/43	493,184
	TOTAL FNMA	2,047,652
	TOTAL MORTGAGE-BACKED SECURITIES
	(Cost - $2,452,105)	2,386,285
SOVEREIGN BONDS - 0.2%
Colombia - 0.0%
200,000	Colombia Government International Bond, 4.500% due 1/28/26	193,560
Dominican Republic - 0.0%
100,000	Dominican Republic International Bond, 5.500% due 1/27/25	98,757

Schedules of Investments

November 30, 2023 (unaudited)

Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†	Security	Value
Peru - 0.1%
$200,000	Corp. Financiera de Desarrollo SA, 5.250% due 7/15/29(a)	$195,366
South Africa - 0.1%
200,000	Republic of South Africa Government International Bond, 4.875% due 4/14/26	193,910
	TOTAL SOVEREIGN BONDS
	(Cost - $713,456)	681,593

Shares/Units

EXCHANGE TRADED FUND (ETF) - 11.3%
980,272	iShares Core 1-5 Year USD Bond
	(Cost - $45,069,771)	46,087,488
PREFERRED STOCK - 1.0%
FINANCIAL - 1.0%
Diversified Financial Services - 1.0%
164,056	SWK Holdings Corp., 9.000%*
	(Cost - $4,101,400)	4,088,275
COMMON STOCKS - 0.3%
CONSUMER NON-CYCLICAL - 0.0%
Healthcare-Services - 0.0%
161,689	UpHealth Inc.*	71,127
DIVERSIFIED - 0.1%
Holding Companies-Diversified - 0.1%
19,000	Agriculture & Natural Solutions Acquisition Corp.*(f)	191,710
25,927	Berenson Acquisition Corp. I*(c)(d)	–
	Total Holding Companies-Diversified	191,710
	TOTAL DIVERSIFIED	191,710
FINANCIAL - 0.2%
Financial Services - 0.2%
16,305	Alpha Partners Technology*(c)(d)	833
273,338	K&N Holdco LLC*(c)(d)	615,010
12,300	Revelstone Capital Acquisition Corp.*(c)(d)	430
	Total Financial Services	616,273
	TOTAL FINANCIAL	616,273
	TOTAL COMMON STOCKS
	(Cost - $568,782)	879,110
WARRANTS - 0.0%
BASIC MATERIALS - 0.0%
Iron/Steel - 0.0%
26,954,480	Tacora Resources Inc.*(c)(d)	–

Schedules of Investments

November 30, 2023 (unaudited)

Destinations Low Duration Fixed Income Fund (continued)

Shares/Units	Security	Value
DIVERSIFIED - 0.0%
Holding Companies-Diversified - 0.0%
75,173	Financials Acquisition Corp.*(c)	$2,847
131,256	Hambro Perks Acquisition Co., Ltd.*(c)(d)	–
72,418	Hiro Metaverse Acquisitions I SA*(c)	14,172
43,327	Leafly Holdings Inc.*(c)	888
	Total Holding Companies-Diversified	17,907
	TOTAL DIVERSIFIED	17,907
HEALTHCARE - 0.0%
Healthcare Equipment & Supplies - 0.0%
61,806	ProSomnus Inc.*(c)	1,180
	TOTAL WARRANTS
	(Cost - $1,977)	19,087
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
	(Cost - $404,444,521)	385,690,716

Face Amount

SHORT-TERM INVESTMENTS - 5.9%
CORPORATE NOTE - 0.4%
$1,468,461	Tacora Resources Inc., 13.000% due 11/3/23(b)(c)(g)
	(Cost - $1,468,631)	1,468,461
TIME DEPOSITS - 3.8%
3,947,741	Citibank - New York, 4.680% due 12/1/23	3,947,741
11,433,072	JPMorgan Chase & Co. - New York, 4.680% due 12/1/23	11,433,072
	TOTAL TIME DEPOSITS
	(Cost - $15,380,813)	15,380,813
U.S. GOVERNMENT OBLIGATIONS - 1.7%
	U.S. Treasury Bills:
5,000,000	5.462% due 3/28/24(h)	4,914,532
2,260,000	5.167% due 5/16/24(h)	2,205,868
	TOTAL U.S. GOVERNMENT OBLIGATIONS
	(Cost - $7,121,156)	7,120,400
	TOTAL SHORT-TERM INVESTMENTS
	(Cost - $23,970,600)	23,969,674

Shares/Units

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 0.0%
MONEY MARKET FUND - 0.0%
105,060	Federated Government Obligations Fund, Premier Class, 5.213%(i)
	(Cost - $105,060)	105,060
	TOTAL INVESTMENTS - 100.6%
	(Cost - $428,520,181)	409,765,450
	Liabilities in Excess of Other Assets - (0.6)%	(2,563,087)
	TOTAL NET ASSETS - 100.0%	$407,202,363

Schedules of Investments

November 30, 2023 (unaudited)

Destinations Low Duration Fixed Income Fund (continued)

†	Face amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
(a)	Variable rate security. Interest rate disclosed is that which was in effect at November 30, 2023.
(b)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at November 30, 2023, amounts to $160,224,657 and represents 39.35% of net assets.
(c)	Illiquid security. The aggregate value of illiquid holdings at November 30, 2023, amounts to $30,626,316 and represents 7.52% of net assets.
(d)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees using significant unobservable inputs.
(e)	Interest only security.
(f)	All or a portion of this security is on loan.
(g)	Security is currently in default.
(h)	Rate shown represents yield-to-maturity.
(i)	Represents investment of collateral received from securities lending transactions.

Abbreviations used in this schedule:

CLO	—	Collateralized Loan Obligation
CMT	—	Constant Maturity Treasury Index
EURIBOR	—	Euro Interbank Offered Rate
ICE	—	Intercontinental Exchange
LIBOR	—	London Interbank Offered Rate
LLC	—	Limited Liability Company
LP	—	Limited Partnership
MFA	—	Mortgage Finance Authority
NIBOR	—	Norwegian Interbank Offered Rate
PLC	—	Public Limited Company
REMICS	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
STIBOR	—	Stockholm Interbank Offered Rate
TSFR	—	CME Term SOFR Reference Rate

Summary of Investments by Security Type^
Corporate Bonds & Notes	48.6%
Exchange Traded Fund (ETF)	11.3
Asset-Backed Securities	10.3
Collateralized Mortgage Obligations	8.9
Senior Loans	7.4
U.S. Government Obligations	5.7
Preferred Stock	1.0
Mortgage-Backed Securities	0.6
Common Stocks	0.2
Sovereign Bonds	0.2
Warrants	0.0	*
Short-Term Investments	5.8
Money Market Fund	0.0	*
	100.0%

^ As a percentage of total investments.
* Position represents less than 0.05%

Schedules of Investments

November 30, 2023 (unaudited)

Destinations Low Duration Fixed Income Fund (concluded)

At November 30, 2023, Destinations Low Duration Fixed Income Fund had open forward foreign currency contracts as described below.

The unrealized (depreciation) on the open contracts was as follows:

Foreign Currency	Local Currency	Counterparty	Market Value	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
Contracts to Buy:
Euro	102,000	BBH	$111,090	12/15/23	$–	$(731)

Contracts to Sell:
Euro	18,850,000	BBH	20,529,900	12/15/23	$–	$(393,764)
Norwegian Krone	20,590,000	BBH	1,903,048	12/15/23	–	(56,797)
Swedish Krona	47,270,000	BBH	4,503,007	12/15/23	–	(162,097)
Swedish Krona	17,340,000	BBH	1,651,833	12/15/23	–	(11,032)
					$–	$(623,690)
Net Unrealized Depreciation on Open Forward Foreign Currency Contracts					$–	$(624,421)

Counterparty Abbreviations used in this schedule:
BBH	—	Brown Brothers Harriman & Co.
Currency Abbreviations used in this schedule:
EUR	—	Euro
NOK	—	Norwegian Krone
SEK	—	Swedish Krona

Schedules of Investments November 30, 2023 (unaudited) Destinations Global Fixed Income Opportunities Fund

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES - 72.3%
Australia - 1.3%
$9,018,000	Infrabuild Australia Pty Ltd., Senior Secured Notes, 14.500% due 11/15/28(a)	$9,086,537
1,800,000	QBE Insurance Group Ltd., Subordinated Notes, 6.750% (USD Swap Rate + 4.300%) due 12/2/44(b)	1,782,427
	Total Australia	10,868,964
Bermuda - 0.7%
200,000	Aegon Ltd., Subordinated Notes, 5.500% (6-Month USD-LIBOR + 3.540%) due 4/11/48(b)	185,866
	Digicel Group Holdings Ltd.:
289,791	Senior Unsecured Notes, 8.000% due 4/1/25(a)(c)(d)	66,652
65,015	Subordinated Notes, 7.000% (a)(e)(f)	4,876
1,500,000	Geopark Ltd., Company Guaranteed Notes, 5.500% due 1/17/27	1,309,160
4,185,000	Inkia Energy Ltd., Senior Unsecured Notes, 5.875% due 11/9/27	3,957,317
	Total Bermuda	5,523,871
Brazil - 1.1%
5,100,000	Banco do Brasil SA, Junior Subordinated Notes, 6.250% (5-Year CMT Index + 4.398%) (b)(e)	4,877,793
1,400,000	Banco do Estado do Rio Grande do Sul SA, Subordinated Notes, 5.375% (5-Year CMT Index + 4.928%) due 1/28/31(b)	1,295,035
1,800,000	BRF SA, Senior Unsecured Notes, 4.875% due 1/24/30	1,539,344
1,500,000	Itau Unibanco Holding SA, Junior Subordinated Notes, 4.625% (5-Year CMT Index + 3.222%) (b)(e)	1,276,145
	Total Brazil	8,988,317
British Virgin Islands - 0.0%
200,000	Gold Fields Orogen Holdings BVI Ltd., Company Guaranteed Notes, 5.125% due 5/15/24	198,603
Canada - 2.7%
3,350,000	Canacol Energy Ltd., Company Guaranteed Notes, 5.750% due 11/24/28	2,537,625
10,024,000	Cannabist Co. Holdings Inc., Senior Secured Notes, 9.500% due 2/3/26	8,520,400
1,135,000	Emera Inc., Junior Subordinated Notes, 6.750% (3-Month USD-LIBOR + 5.440%) due 6/15/76(b)	1,097,571
	Enbridge Inc., Subordinated Notes:
200,000	6.000% (3-Month TSFR + 4.152%) due 1/15/77(b)	181,518
315,000	5.500% (3-Month TSFR + 3.680%) due 7/15/77(b)	276,942
735,000	5.750% (5-Year CMT Index + 5.314%) due 7/15/80(b)	638,715
575,000	7.625% (5-Year CMT Index + 4.418%) due 1/15/83(b)	543,523
700,000	8.500% (5-Year CMT Index + 4.431%) due 1/15/84(b)	702,223
6,300,000	MEGlobal Canada ULC, Company Guaranteed Notes, 5.000% due 5/18/25	6,174,630
1,000,000	MEGlobal Canada ULC 1, Company Guaranteed Notes, 5.000% due 5/18/25(a)	980,100
	Transcanada Trust, Company Guaranteed Notes:
90,000	5.875% (3-Month USD-LIBOR + 4.640%) due 8/15/76(b)	84,201
280,000	5.500% (SOFRRATE + 4.416%) due 9/15/79(b)	233,365
750,000	5.600% (5-Year CMT Index + 3.986%) due 3/7/82(b)	604,081
	Total Canada	22,574,894
Cayman Islands - 0.7%
1,024,161	Bioceanico Sovereign Certificate Ltd., Senior Secured Notes, zero coupon, due 6/5/34	726,617
500,000	Cosan Overseas Ltd., Company Guaranteed Notes, 8.250% (e)	494,411
98,552	Interoceanica IV Finance Ltd., Senior Secured Notes, zero coupon, due 11/30/25	86,533
599,724	Lima Metro Line 2 Finance Ltd., Senior Secured Notes, 5.875% due 7/5/34	583,710

Schedules of Investments November 30, 2023 (unaudited) Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†		Security	Value
Cayman Islands - 0.7% - (continued)
$3,973,000		Sable International Finance Ltd., Senior Secured Notes, 5.750% due 9/7/27	$3,652,568
		Total Cayman Islands	5,543,839
Chile - 2.5%
		AES Andes SA, Junior Subordinated Notes:
800,000		7.125% (5-Year USD Swap Rate + 4.644%) due 3/26/79(a)(b)	755,022
1,000,000		7.125% (5-Year USD Swap Rate + 4.644%) due 3/26/79(b)	943,778
600,000		6.350% (5-Year CMT Index + 4.917%) due 10/7/79(b)	557,114
2,850,000		Agrosuper SA, Senior Unsecured Notes, 4.600% due 1/20/32	2,348,990
6,600,000		CAP SA, Senior Unsecured Notes, 3.900% due 4/27/31	4,825,118
600,000		Cencosud SA, Company Guaranteed Notes, 5.150% due 2/12/25	590,531
3,400,000		Chile Electricity PEC SpA, Senior Secured Notes, zero coupon, due 1/25/28(a)	2,626,285
575,034		Empresa Electrica Angamos SA, Senior Secured Notes, 4.875% due 5/25/29	517,531
1,782,620		Empresa Electrica Cochrane SpA, Senior Secured Notes, 5.500% due 5/14/27	1,659,860
3,300,000		Enel Generacion Chile SA, Senior Unsecured Notes, 4.250% due 4/15/24	3,261,064
2,118,000		GNL Quintero SA, Senior Unsecured Notes, 4.634% due 7/31/29	2,056,745
1,803,000		VTR Comunicaciones SpA, Senior Secured Notes, 5.125% due 1/15/28	716,496
		Total Chile	20,858,534
Colombia - 2.6%
250,000		Banco GNB Sudameris SA, Subordinated Notes, 7.051% (5-Year CMT Index + 4.561%) due 4/3/27(b)	237,271
7,850,000		Bancolombia SA, Subordinated Notes, 4.625% (5-Year CMT Index + 2.944%) due 12/18/29(b)	7,109,184
		Ecopetrol SA, Senior Unsecured Notes:
1,700,000		4.125% due 1/16/25	1,650,655
4,000,000		6.875% due 4/29/30	3,810,655
		Empresas Publicas de Medellin ESP, Senior Unsecured Notes:
3,505,000		4.250% due 7/18/29	2,892,615
3,867,000		4.375% due 2/15/31	3,000,235
728,000		Fideicomiso PA Pacifico Tres, Senior Secured Notes, 8.250% due 1/15/35	660,296
1,450,000		Grupo de Inversiones Suramericana SA, Senior Unsecured Notes, 5.500% due 4/29/26	1,385,629
1,000,000		Oleoducto Central SA, Senior Unsecured Notes, 4.000% due 7/14/27	907,313
		Total Colombia	21,653,853
Denmark - 0.1%
1,100,000	EUR	Skill Bidco ApS, Senior Secured Notes, 10.714% (3-Month EURIBOR + 6.750%) due 3/2/28(b)	1,188,479
France - 0.6%
		BNP Paribas SA, Junior Subordinated Notes:
675,000		7.750% (5-Year CMT Index + 4.899%) (a)(b)(e)	664,081
295,000		8.500% (5-Year CMT Index + 4.354%) (a)(b)(e)	299,382
595,000		9.250% (5-Year CMT Index + 4.969%) (a)(b)(e)	624,677
1,000,000		Credit Agricole SA, Junior Subordinated Notes, 8.125% (5-Year USD Swap Rate + 6.185%) (a)(b)(e)	1,002,500
		Societe Generale SA, Junior Subordinated Notes:
450,000		6.750% (5-Year USD Swap Rate + 3.929%) (a)(b)(e)	378,840
1,275,000		9.375% (5-Year CMT Index + 5.385%) (a)(b)(e)	1,276,003
275,000		10.000% (5-Year CMT Index + 5.448%) (a)(b)(e)	282,613
		Total France	4,528,096
Germany - 1.6%
2,773,000	EUR	DEAG Deutsche Entertainment AG, Senior Unsecured Notes, 8.000% due 7/12/26	3,099,890
1,400,000		Deutsche Bank AG, Junior Subordinated Notes, 6.000% (5-Year CMT Index + 4.524%) (b)(e)	1,225,210

Schedules of Investments November 30, 2023 (unaudited) Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†		Security	Value
Germany - 1.6% - (continued)
$2,581,151	EUR	Lifefit Group Midco GmbH, Senior Secured Notes, 11.475% (3-Month EURIBOR + 7.500%) due 1/26/25(f)	$2,842,154
3,770,000	EUR	LR Global Holding GmbH, Senior Secured Notes, 11.205% (3-Month EURIBOR + 7.250%) due 2/3/25(b)	3,960,381
1,487,000	EUR	Secop Group Holding GmbH, Senior Secured Notes, 12.372% (3-Month EURIBOR + 8.400%) due 12/29/26(b)	1,634,936
		Total Germany	12,762,571
Guatemala - 0.7%
2,000,000		Banco Industrial SA, Subordinated Notes, 4.875% (5-Year CMT Index + 4.442%) due 1/29/31(b)	1,845,200
4,700,000		CT Trust, Senior Secured Notes, 5.125% due 2/3/32	3,904,758
		Total Guatemala	5,749,958
India - 2.2%
		Adani Electricity Mumbai Ltd., Senior Secured Notes:
2,703,000		3.949% due 2/12/30	2,118,499
1,700,000		3.867% due 7/22/31	1,224,315
1,464,375		Adani International Container Terminal Pvt Ltd., Senior Secured Notes, 3.000% due 2/16/31	1,175,161
		Adani Ports & Special Economic Zone Ltd., Senior Unsecured Notes:
3,100,000		4.000% due 7/30/27	2,667,410
800,000		4.200% due 8/4/27	692,000
1,200,000		3.828% due 2/2/32	868,517
		Adani Transmission Step-One Ltd., Senior Secured Notes:
2,100,000		4.000% due 8/3/26	1,870,733
2,904,500		4.250% due 5/21/36	2,181,286
1,449,000		JSW Hydro Energy Ltd., Senior Secured Notes, 4.125% due 5/18/31	1,228,753
4,100,000		Reliance Industries Ltd., Senior Unsecured Notes, 4.125% due 1/28/25	4,024,126
		Total India	18,050,800
Indonesia - 1.8%
		Freeport Indonesia PT, Senior Unsecured Notes:
2,900,000		4.763% due 4/14/27	2,817,238
500,000		4.763% due 4/14/27(a)	485,731
2,800,000		5.315% due 4/14/32	2,644,198
3,500,000		Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT, Senior Unsecured Notes, 4.750% due 5/15/25	3,430,000
4,500,000		Pertamina Persero PT, Senior Unsecured Notes, 1.400% due 2/9/26	4,106,877
1,200,000		Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Senior Unsecured Notes, 4.125% due 5/15/27	1,152,000
		Total Indonesia	14,636,044
Isle of Man - 0.0%
205,000		AngloGold Ashanti Holdings PLC, Company Guaranteed Notes, 3.750% due 10/1/30	172,633
Israel - 0.9%
5,000,000		Bank Hapoalim BM, Subordinated Notes, 3.255% (5-Year CMT Index + 2.155%) due 1/21/32(a)(b)	4,243,230
3,500,000		Bank Leumi Le-Israel BM, Subordinated Notes, 3.275% (5-Year CMT Index + 1.631%) due 1/29/31(a)(b)	3,115,000
		Total Israel	7,358,230
Italy - 1.1%
485,000		Intesa Sanpaolo SpA, Company Guaranteed Notes, 7.700% (5-Year USD Swap Rate + 5.462%) (a)(b)(e)	466,002

Schedules of Investments November 30, 2023 (unaudited) Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†		Security	Value
Italy - 1.1% - (continued)
$7,956,000	EUR	Opnet SpA, Senior Secured Notes, 10.972% (3-Month EURIBOR + 6.250%) due 2/9/26(a)(b)(c)	$8,660,901
		Total Italy	9,126,903
Luxembourg - 3.9%
		Cosan Luxembourg SA, Company Guaranteed Notes:
673,000		7.000% due 1/20/27	676,698
5,100,000		7.500% due 6/27/30(a)	5,156,615
4,350,000		CSN Resources SA, Company Guaranteed Notes, 5.875% due 4/8/32	3,601,904
2,918,058		Guara Norte SARL, Senior Secured Notes, 5.198% due 6/15/34	2,573,031
2,384,709		MC Brazil Downstream Trading SARL, Senior Secured Notes, 7.250% due 6/30/31	1,818,651
		Millicom International Cellular SA, Senior Unsecured Notes:
2,277,900		6.625% due 10/15/26	2,205,531
2,565,000		5.125% due 1/15/28	2,316,599
900,000		6.250% due 3/25/29	831,762
		Minerva Luxembourg SA, Company Guaranteed Notes:
3,500,000		4.375% due 3/18/31	2,769,816
1,000,000		8.875% due 9/13/33	1,008,400
1,200,000		8.875% due 9/13/33(a)	1,210,080
1,000,000		Movida Europe SA, Company Guaranteed Notes, 5.250% due 2/8/31	842,822
2,600,000		Nexa Resources SA, Company Guaranteed Notes, 5.375% due 5/4/27	2,450,386
3,413,000		Puffin Finance SARL, Senior Secured Notes, 15.000% due 9/11/25	3,481,260
850,000		Rumo Luxembourg SARL, Company Guaranteed Notes, 4.200% due 1/18/32	692,750
750,000		Simpar Europe SA, Company Guaranteed Notes, 5.200% due 1/26/31	624,375
		Total Luxembourg	32,260,680
Malaysia - 0.9%
1,250,000		Axiata SPV2 Bhd, Senior Unsecured Notes, 4.357% due 3/24/26	1,220,158
6,200,000		TNB Global Ventures Capital Bhd, Senior Unsecured Notes, 3.244% due 10/19/26	5,829,729
		Total Malaysia	7,049,887
Mauritius - 0.5%
2,500,000		Network i2i Ltd., Company Guaranteed Notes, 5.650% (5-Year CMT Index + 4.274%) (b)(e)	2,460,925
2,200,000		UPL Corp., Ltd., Company Guaranteed Notes, 4.500% due 3/8/28	1,877,051
		Total Mauritius	4,337,976
Mexico - 3.8%
		Banco Mercantil del Norte SA, Junior Subordinated Notes:
6,722,000		5.875% (5-Year CMT Index + 4.643%) (b)(e)	6,075,324
900,000		6.625% (5-Year CMT Index + 5.034%) (b)(e)	746,550
257,000		7.500% (5-Year CMT Index + 5.470%) (b)(e)	234,596
4,300,000		Banco Nacional de Comercio Exterior SNC, Subordinated Notes, 2.720% (5-Year CMT Index + 2.000%) due 8/11/31(b)	3,617,180
1,000,000		Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, Subordinated Notes, 7.525% (5-Year CMT Index + 2.995%) due 10/1/28(b)	1,008,345
		BBVA Bancomer SA, Subordinated Notes:
1,230,000		5.125% (5-Year CMT Index + 2.650%) due 1/18/33(b)	1,106,592
7,298,000		5.875% (5-Year CMT Index + 4.308%) due 9/13/34(b)	6,559,626
400,000		8.450% (5-Year CMT Index + 4.661%) due 6/29/38(b)	401,135
6,800,000		Cemex SAB de CV, Subordinated Notes, 5.125% (5-Year CMT Index + 4.534%) (b)(e)	6,377,735
1,900,000		Industrias Penoles SAB de CV, Senior Unsecured Notes, 4.150% due 9/12/29	1,731,269
1,915,543		Mexico Generadora de Energia S de rl, Senior Secured Notes, 5.500% due 12/6/32	1,827,150
3,300,000		Petroleos Mexicanos, Company Guaranteed Notes, 6.750% due 9/21/47	2,019,353
		Total Mexico	31,704,855

Schedules of Investments November 30, 2023 (unaudited) Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†		Security	Value
Multinational - 0.8%
$4,293,000		Connect Finco SARL/Connect US Finco LLC, Senior Secured Notes, 6.750% due 10/1/26(a)	$4,120,668
		JBS USA LUX SA/JBS USA Food Co./JBS USA Finance Inc., Company Guaranteed Notes:
1,700,000		3.000% due 2/2/29	1,453,236
1,000,000		3.750% due 12/1/31	828,631
		Total Multinational	6,402,535
Netherlands - 4.1%
1,755,000		AerCap Holdings NV, Company Guaranteed Notes, 5.875% (5-Year CMT Index + 4.535%) due 10/10/79(b)	1,695,958
3,699,000	EUR	Azerion Group NV, Senior Secured Notes, 10.705% (3-Month EURIBOR + 6.750%) due 10/2/26(b)	3,956,263
		Braskem Netherlands Finance BV, Company Guaranteed Notes:
4,200,000		7.250% due 2/13/33	3,842,192
2,300,000		8.500% (5-Year CMT Index + 8.220%) due 1/23/81(b)	2,265,615
5,878,000		Clear Channel International BV, Senior Secured Notes, 6.625% due 8/1/25(a)	5,786,698
		ING Groep NV, Junior Subordinated Notes:
735,000		5.750% (5-Year CMT Index + 4.342%) (b)(e)	664,718
400,000		6.500% (5-Year USD Swap Rate + 4.446%) (b)(e)	384,248
200,000		7.500% (5-Year CMT Index + 3.711%) (b)(e)	187,750
		Minejesa Capital BV, Senior Secured Notes:
6,200,000		4.625% due 8/10/30	5,758,250
1,700,000		5.625% due 8/10/37	1,385,577
2,536,298		Mong Duong Finance Holdings BV, Senior Secured Notes, 5.125% due 5/7/29	2,327,881
5,518,473		MV24 Capital BV, Senior Secured Notes, 6.748% due 6/1/34	4,968,660
1,600,000		VTR Finance NV, Senior Unsecured Notes, 6.375% due 7/15/28	266,923
		Total Netherlands	33,490,733
Norway - 2.2%
14,500,000	NOK	Aker Horizons ASA, Senior Unsecured Notes, 8.020% (3-Month NIBOR + 3.250%) due 8/15/25(b)	1,279,426
29,500,000	NOK	Austevoll Seafood ASA, Senior Unsecured Notes, 6.710% (3-Month NIBOR + 2.000%) due 6/21/28(b)	2,725,601
32,000,000	NOK	Bulk Infrastructure Holding AS, Senior Unsecured Notes, 9.210% (3-Month NIBOR + 4.500%) due 10/15/24(b)	2,963,976
4,933,000	NOK	Duett Software Group AS, Senior Secured Notes, 9.750% (3-Month NIBOR + 5.000%) due 4/12/26(b)	443,242
8,120,000	EUR	Fiven ASA, Senior Secured Notes, 10.669% (3-Month EURIBOR + 6.850%) due 12/11/26(b)(c)	8,883,629
3,900,000	NOK	Kistefos AS, Senior Unsecured Notes, 9.770% (3-Month NIBOR + 5.000%) due 9/13/28(b)	347,722
1,200,000	EUR	LINK Mobility Group Holding ASA, Senior Unsecured Notes, 3.375% due 12/15/25	1,241,004
209,998		Mime Petroleum AS, Subordinated Notes, zero coupon, due 3/21/83	62,999
		Total Norway	17,947,599
Panama - 0.3%
2,000,000		Global Bank Corp., Senior Unsecured Notes, 5.250% (3-Month USD-LIBOR + 3.300%) due 4/16/29(b)	1,774,520
900,000		Multibank Inc., Senior Unsecured Notes, 7.750% due 2/3/28(a)	885,618
		Total Panama	2,660,138
Paraguay - 0.1%
1,200,000		Frigorifico Concepcion SA, Senior Secured Notes, 7.700% due 7/21/28	976,649

Schedules of Investments November 30, 2023 (unaudited) Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†	Security	Value
Peru - 3.4%
	Banco de Credito del Peru SA, Subordinated Notes:
$1,900,000	3.125% (5-Year CMT Index + 3.000%) due 7/1/30(b)	$1,783,478
2,800,000	3.250% (5-Year CMT Index + 2.450%) due 9/30/31(a)(b)	2,490,754
1,950,000	3.250% (5-Year CMT Index + 2.450%) due 9/30/31(b)	1,734,632
	Banco Internacional del Peru SAA Interbank, Subordinated Notes:
2,950,000	6.625% (3-Month USD-LIBOR + 5.760%) due 3/19/29(b)	2,938,364
4,392,000	4.000% (5-Year CMT Index + 3.711%) due 7/8/30(b)	4,101,030
750,000	Camposol SA, Company Guaranteed Notes, 6.000% due 2/3/27	463,657
2,500,000	Compania de Minas Buenaventura SAA, Company Guaranteed Notes, 5.500% due 7/23/26	2,306,786
3,257,059	Fenix Power Peru SA, Senior Unsecured Notes, 4.317% due 9/20/27	2,996,606
	Kallpa Generacion SA:
300,000	Company Guaranteed Notes, 4.125% due 8/16/27	280,160
2,700,000	Senior Unsecured Notes, 4.875% due 5/24/26	2,610,072
2,400,000	Orazul Energy Peru SA, Company Guaranteed Notes, 5.625% due 4/28/27	2,208,000
4,300,000	Petroleos del Peru SA, Senior Unsecured Notes, 5.625% due 6/19/47	2,557,427
2,000,000	Transportadora de Gas del Peru SA, Senior Unsecured Notes, 4.250% due 4/30/28	1,937,963
	Total Peru	28,408,929
Portugal - 0.0%
70,068	Invepar, zero coupon, due 12/30/28(c)(g)	–
Singapore - 3.2%
6,000,000	DBS Group Holdings Ltd., Subordinated Notes, 1.822% (5-Year CMT Index + 1.100%) due 3/10/31(b)	5,497,056
6,597,720	LLPL Capital Pte Ltd., Senior Secured Notes, 6.875% due 2/4/39	6,151,709
2,350,000	ONGC Videsh Vankorneft Pte Ltd., Company Guaranteed Notes, 3.750% due 7/27/26	2,243,718
	Oversea-Chinese Banking Corp., Ltd., Subordinated Notes:
4,400,000	1.832% (5-Year CMT Index + 1.580%) due 9/10/30(b)	4,093,987
2,300,000	1.832% (5-Year CMT Index + 1.580%) due 9/10/30(a)(b)	2,140,038
6,400,000	United Overseas Bank Ltd., Subordinated Notes, 1.750% (5-Year CMT Index + 1.520%) due 3/16/31(b)	5,836,694
	Total Singapore	25,963,202
South Korea - 2.4%
	Korea East-West Power Co., Ltd., Senior Unsecured Notes:
2,700,000	1.750% due 5/6/25	2,560,382
2,200,000	1.750% due 5/6/25(a)	2,086,238
4,300,000	Korea Southern Power Co., Ltd., Senior Unsecured Notes, 0.750% due 1/27/26(a)	3,899,046
	KT Corp., Senior Unsecured Notes:
7,300,000	1.000% due 9/1/25	6,762,476
400,000	2.500% due 7/18/26	371,895
3,900,000	LG Chem Ltd., Senior Unsecured Notes, 3.250% due 10/15/24	3,816,245
	Total South Korea	19,496,282
Spain - 1.0%
	AI Candelaria Spain SA, Senior Secured Notes:
4,401,650	7.500% due 12/15/28	4,126,546
2,300,000	5.750% due 6/15/33	1,705,910
	Banco Bilbao Vizcaya Argentaria SA, Junior Subordinated Notes:
800,000	6.125% (5-Year USD Swap Rate + 3.870%) (b)(e)	678,933
200,000	9.375% (5-Year CMT Index + 5.099%) (b)(e)	203,545
	Banco Santander SA, Junior Subordinated Notes:
1,400,000	4.750% (5-Year CMT Index + 3.753%) (b)(e)	1,090,798
200,000	7.500% (5-Year USD 1100 Run ICE Swap Rate + 4.989%) (b)(e)	198,335
	Total Spain	8,004,067

Schedules of Investments November 30, 2023 (unaudited) Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†		Security	Value
Sweden - 1.0%
$20,000,000	SEK	Esmaeilzadeh Holding AB, Senior Unsecured Notes, 11.594% due 1/26/25(b)	$1,740,680
22,500,000	SEK	Novedo Holding AB, Senior Secured Notes, 10.647% (3-Month SEK-STIBOR + 8.000%) due 11/26/24(b)	1,965,547
16,250,000	SEK	Rebellion Operations AB, Senior Secured Notes, 12.126% (3-Month SEK-STIBOR + 8.000%) due 5/20/25(b)	1,407,998
37,500,000	SEK	Stockwik Forvaltning AB, Senior Secured Notes, 12.106% (3-Month SEK-STIBOR + 8.000%) due 3/20/26(b)	3,249,134
		Total Sweden	8,363,359
Switzerland - 0.2%
635,000		Credit Suisse Group AG, Junior Subordinated Notes, 9.750% (5-Year CMT Index + 6.383%) (a)(e)	69,850
		UBS Group AG, Junior Subordinated Notes:
1,180,000		6.875% (5-Year USD Swap Rate + 4.590%) (b)(e)	1,134,263
300,000		7.000% (5-Year USD Swap Rate + 4.344%) (a)(b)(e)	298,591
200,000		9.250% (5-Year CMT Index + 4.745%) (a)(b)(e)	208,956
		Total Switzerland	1,711,660
United Kingdom - 1.5%
		Barclays PLC, Junior Subordinated Notes:
360,000		6.125% (5-Year CMT Index + 5.867%) (b)(e)	333,891
1,500,000		8.000% (5-Year CMT Index + 5.431%) (b)(e)	1,399,670
		HSBC Holdings PLC, Junior Subordinated Notes:
450,000		6.375% (5-Year USD 1100 Run ICE Swap Rate + 4.368%) (b)(e)	433,896
2,355,000		8.000% (5-Year CMT Index + 3.858%) (b)(e)	2,373,565
12,500,000	SEK	Impala BondCo PLC, Senior Secured Notes, 13.087% (3-Month SEK-STIBOR + 9.000%) due 10/20/24(b)	797,406
		Lloyds Banking Group PLC, Junior Subordinated Notes:
1,000,000		7.500% (5-Year USD 1100 Run ICE Swap Rate + 4.496%) (b)(e)	963,655
600,000		8.000% (5-Year CMT Index + 3.913%) (b)(e)	568,247
4,400,000		MARB BondCo PLC, Company Guaranteed Notes, 3.950% due 1/29/31	3,397,108
		NatWest Group PLC, Junior Subordinated Notes:
600,000		6.000% (5-Year CMT Index + 5.625%) (b)(e)	569,908
470,000		8.000% (5-Year USD Swap Rate + 5.720%) (b)(e)	466,146
240,000		Standard Chartered PLC, Junior Subordinated Notes, 6.000% (5-Year CMT Index + 5.661%) (a)(b)(e)	231,338
200,000		Vedanta Resources Ltd., Senior Unsecured Notes, 6.125% due 8/9/24	125,763
		Vodafone Group PLC, Junior Subordinated Notes:
685,000		7.000% (5-Year USD Swap Rate + 4.873%) due 4/4/79(b)	691,861
250,000		4.125% (5-Year CMT Index + 2.767%) due 6/4/81(b)	200,977
		Total United Kingdom	12,553,431
United States - 22.4%
7,321,000		99 Escrow Issuer Inc., Senior Secured Notes, 7.500% due 1/15/26(a)	2,525,745
820,000		AerCap Global Aviation Trust, Company Guaranteed Notes, 6.500% (3-Month TSFR + 4.562%) due 6/15/45(a)(b)	819,706
580,000		Air Lease Corp., Junior Subordinated Notes, 4.650% (5-Year CMT Index + 4.076%) (b)(e)	495,964
915,000		Ally Financial Inc., Junior Subordinated Notes, 4.700% (5-Year CMT Index + 3.481%) (b)(e)	610,527
2,561,000		AMC Networks Inc., Company Guaranteed Notes, 5.000% due 4/1/24	2,558,435
250,000		American AgCredit Corp., Junior Subordinated Notes, 5.250% (5-Year CMT Index + 4.500%) (a)(b)(e)	231,250
160,000		American Electric Power Co., Inc., Junior Subordinated Notes, 3.875% (5-Year CMT Index + 2.675%) due 2/15/62(b)	131,575

Schedules of Investments November 30, 2023 (unaudited) Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†	Security	Value
United States - 22.4% - (continued)
$465,000	American Express Co., Junior Subordinated Notes, 3.550% (5-Year CMT Index + 2.854%) (b)(e)	$392,009
1,938,000	American Greetings Corp., Company Guaranteed Notes, 8.750% due 4/15/25(a)	1,918,620
160,000	American International Group Inc., Junior Subordinated Notes, 5.750% (3-Month USD-LIBOR + 2.868%) due 4/1/48(b)	149,822
1,200,000	Assurant Inc., Subordinated Notes, 7.000% (3-Month USD-LIBOR + 4.135%) due 3/27/48(b)	1,193,576
969,000	Assured Guaranty Municipal Holdings Inc., Company Guaranteed Notes, 6.400% (1-Month USD-LIBOR + 2.215%) due 12/15/66(a)(b)	838,185
311,000	AXIS Specialty Finance LLC, Company Guaranteed Notes, 4.900% (5-Year CMT Index + 3.186%) due 1/15/40(b)	255,235
	Bank of America Corp., Junior Subordinated Notes:
355,000	4.375% (5-Year CMT Index + 2.760%) (b)(e)	307,173
200,000	6.100% (3-Month TSFR + 4.160%) (b)(e)	197,647
580,000	6.250% (3-Month TSFR + 3.967%) (b)(e)	572,082
1,300,000	6.300% (3-Month TSFR + 4.815%) (b)(e)	1,289,525
640,000	6.500% (3-Month TSFR + 4.436%) (b)(e)	634,396
500,000	Bank of New York Mellon Corp., Junior Subordinated Notes, 4.700% (5-Year CMT Index + 4.358%) (b)(e)	487,594
133,000	Briggs & Stratton Corp., Senior Unsecured Notes, 6.875% due 12/15/23(c)(d)	–
9,250,000	BuzzFeed Inc., Company Guaranteed Notes, 8.500% due 12/3/26(a)	6,660,000
280,000	Capital Farm Credit ACA, Junior Subordinated Notes, 5.000% (5-Year CMT Index + 4.523%) (a)(b)(e)	254,800
685,000	Capital One Financial Corp., Junior Subordinated Notes, 3.950% (5-Year CMT Index + 3.157%) (b)(e)	517,917
	Charles Schwab Corp., Junior Subordinated Notes:
610,000	4.000% (5-Year CMT Index + 3.168%) (b)(e)	525,152
1,000,000	5.375% (5-Year CMT Index + 4.971%) (b)(e)	966,233
731,000	Chobani LLC/Chobani Finance Corp., Inc., Company Guaranteed Notes, 7.500% due 4/15/25(a)	722,724
	Citigroup Inc., Junior Subordinated Notes:
265,000	4.150% (5-Year CMT Index + 3.000%) (b)(e)	218,900
400,000	5.000% (SOFRRATE + 3.813%) (b)(e)	385,294
1,104,000	5.950% (3-Month TSFR + 4.167%) (b)(e)	1,066,217
1,225,000	6.250% (3-Month TSFR + 4.779%) (b)(e)	1,189,647
280,000	7.375% (5-Year CMT Index + 3.209%) (b)(e)	276,892
1,155,000	7.625% (5-Year CMT Index + 3.211%) (b)(e)	1,148,706
	Citizens Financial Group Inc., Junior Subordinated Notes:
460,000	4.000% (5-Year CMT Index + 3.215%) (b)(e)	349,055
100,000	6.375% (3-Month TSFR + 3.419%) (b)(e)	85,549
215,000	CMS Energy Corp., Junior Subordinated Notes, 4.750% (5-Year CMT Index + 4.116%) due 6/1/50(b)	185,694
	CoBank ACB, Junior Subordinated Notes:
1,075,000	6.250% (3-Month USD-LIBOR + 4.660%) (b)(e)	1,020,992
460,000	6.450% (5-Year CMT Index + 3.487%) (b)(e)	435,336
650,000	Compeer Financial ACA, Junior Subordinated Notes, 4.875% (5-Year CMT Index + 4.095%) (a)(b)(c)(e)	598,000
510,000	Dairy Farmers of America Inc., Junior Subordinated Notes, 7.125% (a)(e)	461,550
	Discover Financial Services, Junior Subordinated Notes:
125,000	5.500% (3-Month TSFR + 3.338%) (b)(e)	86,976
250,000	6.125% (5-Year CMT Index + 5.783%) (b)(e)	231,990
	Edison International, Junior Subordinated Notes:
245,000	5.000% (5-Year CMT Index + 3.901%) (b)(e)	224,068
300,000	5.375% (5-Year CMT Index + 4.698%) (b)(e)	277,427

Schedules of Investments November 30, 2023 (unaudited) Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†	Security	Value
United States - 22.4% - (continued)
	Energy Transfer LP, Junior Subordinated Notes:
$660,000	6.500% (5-Year CMT Index + 5.694%) (b)(e)	$618,018
44,000	7.125% (5-Year CMT Index + 5.306%) (b)(e)	38,961
360,000	Enstar Finance LLC, Company Guaranteed Notes, 5.500% (5-Year CMT Index + 4.006%) due 1/15/42(b)	295,584
615,000	Equitable Holdings Inc., Junior Subordinated Notes, 4.950% (5-Year CMT Index + 4.736%) (b)(e)	579,657
705,000	Fifth Third Bancorp, Junior Subordinated Notes, 4.500% (5-Year CMT Index + 4.215%) (b)(e)	635,536
400,000	First Citizens BancShares Inc., Junior Subordinated Notes, 9.643% (3-Month TSFR + 4.234%) (b)(e)	404,769
2,838,000	Five Point Operating Co. LP/Five Point Capital Corp., Company Guaranteed Notes, 7.875% due 11/15/25(a)	2,716,749
	Freeport-McMoRan Inc., Company Guaranteed Notes:
3,000,000	5.000% due 9/1/27	2,931,060
2,700,000	4.125% due 3/1/28	2,529,954
6,379,000	Gap Inc., Company Guaranteed Notes, 3.875% due 10/1/31(a)	5,038,361
	General Motors Financial Co., Inc., Junior Subordinated Notes:
1,105,000	5.700% (5-Year CMT Index + 4.997%) (b)(e)	968,723
855,000	5.750% (3-Month USD-LIBOR + 3.598%) (b)(e)	716,062
3,753,000	Getty Images Inc., Company Guaranteed Notes, 9.750% due 3/1/27(a)	3,757,507
	Goldman Sachs Group Inc., Junior Subordinated Notes:
395,000	4.125% (5-Year CMT Index + 2.949%) (b)(e)	333,256
905,000	5.300% (3-Month TSFR + 4.096%) (b)(e)	861,174
809,000	5.500% (5-Year CMT Index + 3.623%) (b)(e)	797,702
980,000	7.500% (5-Year CMT Index + 3.156%) (b)(e)	994,261
245,000	8.505% (3-Month TSFR + 3.136%) (b)(e)	242,577
3,220,000	Gran Tierra Energy Inc., Senior Secured Notes, 9.500% due 10/15/29(a)	2,761,150
1,500,000	Hawaii Electric Light Co., Inc., 3.280% due 12/30/40(c)(g)	855,000
7,548,459	Hawaiian Airlines 2013-1 Class A Pass-Through Certificates, Pass Thru Certificates, 3.900% due 1/15/26	6,448,125
2,435,000	Hughes Satellite Systems Corp., Senior Secured Notes, 5.250% due 8/1/26	2,079,083
1,000,000	Huntington Bancshares Inc., Junior Subordinated Notes, 5.625% (5-Year CMT Index + 4.945%) (b)(e)	873,055
	Icahn Enterprises LP/Icahn Enterprises Finance Corp., Company Guaranteed Notes:
2,226,000	4.750% due 9/15/24	2,184,528
3,193,000	6.375% due 12/15/25	3,081,326
1,000,000	6.250% due 5/15/26	944,191
11,715,000	IEA Energy Services LLC, Company Guaranteed Notes, 6.625% due 8/15/29(a)	11,041,838
250,000	ILFC E-Capital Trust II, Limited Guaranteed Notes, 7.459% (3-Month TSFR + 2.062%) due 12/21/65(a)(b)	191,110
10,882,000	INNOVATE Corp., Senior Secured Notes, 8.500% due 2/1/26(a)(h)	8,271,164
	JPMorgan Chase & Co., Junior Subordinated Notes:
1,565,000	3.650% (5-Year CMT Index + 2.850%) (b)(e)	1,408,889
500,000	5.000% (3-Month TSFR + 3.380%) (b)(e)	492,309
200,000	6.100% (3-Month TSFR + 3.592%) (b)(e)	198,961
1,355,000	6.750% (3-Month TSFR + 4.042%) (b)(e)	1,354,868
280,000	KeyCorp, Junior Subordinated Notes, 5.000% (3-Month TSFR + 3.868%) (b)(e)	216,696
1,655,000	Land O' Lakes Inc., Junior Subordinated Notes, 7.250% (a)(e)	1,290,900
7,109,000	Leafly Holdings Inc., Senior Unsecured Notes, 8.000% due 1/31/25(c)(g)	6,042,650
	M&T Bank Corp., Junior Subordinated Notes:
170,000	3.500% (5-Year CMT Index + 2.679%) (b)(e)	121,229
655,000	5.125% (3-Month USD-LIBOR + 3.520%) (b)(e)	527,996

Schedules of Investments November 30, 2023 (unaudited) Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†	Security	Value
United States - 22.4% - (continued)
$825,000	Markel Group Inc., Junior Subordinated Notes, 6.000% (5-Year CMT Index + 5.662%) (b)(e)	$806,758
	Mercury Chile Holdco LLC, Senior Secured Notes:
700,000	6.500% due 1/24/27	637,868
1,000,000	6.500% due 1/24/27(a)	911,240
	MetLife Inc., Junior Subordinated Notes:
300,000	3.850% (5-Year CMT Index + 3.576%) (b)(e)	282,439
885,000	5.875% (3-Month TSFR + 3.221%) (b)(e)	838,653
5,913,000	NGL Energy Operating LLC/NGL Energy Finance Corp., Senior Secured Notes, 7.500% due 2/1/26(a)	5,935,215
330,000	Paramount Global, Junior Subordinated Notes, 6.375% (5-Year CMT Index + 3.999%) due 3/30/62(b)	265,650
195,000	PartnerRe Finance B LLC, Company Guaranteed Notes, 4.500% (5-Year CMT Index + 3.815%) due 10/1/50(b)	162,490
	PNC Financial Services Group Inc., Junior Subordinated Notes:
447,000	5.000% (3-Month TSFR + 3.562%) (b)(e)	390,395
500,000	6.000% (5-Year CMT Index + 3.000%) (b)(e)	447,959
400,000	6.200% (5-Year CMT Index + 3.238%) (b)(e)	377,773
865,000	6.250% (5-Year CMT Index + 2.808%) (b)(e)	754,283
400,000	8.679% (3-Month TSFR + 3.302%) (b)(e)	397,993
3,551,174	ProSomnus Holdings Inc., 9.000% due 4/6/26(c)(g)	3,052,035
330,000	Provident Financing Trust I, Limited Guaranteed Notes, 7.405% due 3/15/38	331,172
895,000	Prudential Financial Inc., Junior Subordinated Notes, 5.125% (5-Year CMT Index + 3.162%) due 3/1/52(b)	795,081
400,000	Regions Financial Corp., Junior Subordinated Notes, 5.750% (5-Year CMT Index + 5.430%) (b)(e)	377,646
	Sasol Financing USA LLC, Company Guaranteed Notes:
2,700,000	4.375% due 9/18/26	2,453,020
2,000,000	5.500% due 3/18/31	1,629,944
	SBL Holdings Inc., Junior Subordinated Notes:
1,195,000	6.500% (5-Year CMT Index + 5.620%) (a)(b)(e)	717,221
845,000	7.000% (5-Year CMT Index + 5.580%) (a)(b)(e)	535,529
	Sempra, Junior Subordinated Notes:
510,000	4.875% (5-Year CMT Index + 4.550%) (b)(e)	488,668
230,000	4.125% (5-Year CMT Index + 2.868%) due 4/1/52(b)	186,394
520,000	Southern Co., Junior Subordinated Notes, 4.000% (5-Year CMT Index + 3.733%) due 1/15/51(b)	486,783
8,135,000	StoneX Group Inc., Senior Secured Notes, 8.625% due 6/15/25(a)	8,178,010
10,500,000	Summit Midstream Holdings LLC/Summit Midstream Finance Corp., Secured Notes, 9.000% due 10/15/26(a)	10,435,268
8,518,000	TPC Group Inc., Senior Secured Notes, 13.000% due 12/16/27(a)	8,621,471
	Truist Financial Corp., Junior Subordinated Notes:
810,000	4.800% (5-Year CMT Index + 3.003%) (b)(e)	715,597
1,655,000	5.100% (5-Year CMT Index + 4.349%) (b)(e)	1,423,300
275,000	8.773% (3-Month TSFR + 3.364%) (b)(e)	266,596
3,246,000	Uber Technologies Inc., Company Guaranteed Notes, 8.000% due 11/1/26(a)	3,299,471
975,000	United Natural Foods Inc., Company Guaranteed Notes, 6.750% due 10/15/28(a)	747,055
7,295,000	UpHealth Inc., Senior Unsecured Notes, 6.250% due 6/15/26(a)	5,398,300
	Vistra Corp., Junior Subordinated Notes:
205,000	7.000% (5-Year CMT Index + 5.740%) (a)(b)(e)	194,750
120,000	8.000% (5-Year CMT Index + 6.930%) (a)(b)(e)	117,377
500,000	Voya Financial Inc., Junior Subordinated Notes, 7.748% (5-Year CMT Index + 3.358%) (b)(e)	495,950
2,844,000	Warnermedia Holdings Inc., Company Guaranteed Notes, 5.050% due 3/15/42	2,348,099

Schedules of Investments November 30, 2023 (unaudited) Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†	Security	Value
United States - 22.4% - (continued)
	Wells Fargo & Co., Junior Subordinated Notes:
$1,290,000	3.900% (5-Year CMT Index + 3.453%) (b)(e)	$1,163,802
1,470,000	5.875% (b)(e)	1,448,018
975,000	7.625% (5-Year CMT Index + 3.606%) (b)(e)	999,384
3,479,000	XPO Inc., Senior Secured Notes, 6.250% due 6/1/28(a)	3,436,989
4,314,000	Ziff Davis Inc., Company Guaranteed Notes, 4.625% due 10/15/30(a)	3,802,226
	Total United States	184,697,036
	TOTAL CORPORATE BONDS & NOTES (Cost - 625,929,716)	595,813,607
SENIOR LOANS(b) - 8.8%
3,750,658	American Greetings Corp., 11.348% (1-Month USD-SOFR + 6.000%) due 4/6/28	3,744,394
3,689,458	Carrols Restaurant Group Inc., 8.698% (1-Month USD-SOFR + 3.250%) due 4/30/26	3,578,774
9,282,746	Cengage Learning Inc., 10.406% (3-Month USD-SOFR + 4.750%) due 7/14/26	9,267,708
778,370	Chefs' Warehouse Inc., 10.198% (1-Month USD-SOFR + 4.750%) due 8/23/29	780,806
6,176,637	Chobani LLC, 8.963% (1-Month USD-SOFR + 3.500%) due 10/25/27	6,178,552
1,369,404	Container Store Inc., 10.402% (3-Month USD-SOFR + 4.750%) due 1/31/26	1,232,464
2,408,864	Crocs Inc., 8.540% (3-Month USD-SOFR + 3.000%) due 2/20/29	2,413,995
1,728,844	Diebold Nixdorf Inc., 12.891% (3-Month USD-SOFR + 7.500%) due 8/11/28	1,741,378
336,688	Elevate Textiles Inc., 14.045% (3-Month USD-SOFR + 8.650%) due 9/30/27	333,321
	First Brands Group LLC:
701,543	10.881% (6-Month USD-SOFR + 5.000%) due 3/30/27	689,266
6,606,639	14.381% (6-Month USD-SOFR + 8.500%) due 3/30/28	6,185,466
951,630	GemmaCert Ltd., 9.000% due 5/19/24(c)(g)	279,304
3,359,180	Getty Images Inc., 9.990% (3-Month USD-SOFR + 4.500%) due 2/19/26	3,367,578
4,876,000	HighPeak Energy Inc., 13.040% (3-Month USD-SOFR + 7.500%) due 9/30/26	4,851,620
8,150,008	Inotiv Inc., 12.619% (6-Month USD-SOFR + 6.750%) due 11/5/26	7,824,007
994,911	Magnite Inc., 10.463% (1-Month USD-SOFR + 5.000%) due 4/28/28	996,334
8,950,893	Mountaineer Merger Corp., 12.639% (3-Month USD-SOFR + 7.000%) due 10/26/28	6,534,152
9,427,896	NAI Entertainment Holdings LLC, 10.444% (1-Month USD-SOFR + 5.000%) due 5/8/25(i)	9,209,923
1,973,698	QuarterNorth Energy Holding Inc., 13.463% (1-Month USD-SOFR + 8.000%) due 8/27/26	1,966,297
1,529,360	United Natural Foods Inc., due 10/22/25(i)	1,522,799
	TOTAL SENIOR LOANS (Cost - $75,207,130)	72,698,138
COLLATERALIZED MORTGAGE OBLIGATIONS - 2.1%
638,296	BX, Series 2021-MFM1, Class D, 6.937% due 1/15/34(a)(b)	620,238
	BX Commercial Mortgage Trust:
3,933,000	Series 2021-VOLT, Class C, 6.537%due 9/15/36(a)(b)	3,760,186
1,515,157	Series 2021-SOAR, Class C, 6.537%due 6/15/38(a)(b)	1,473,287
900,593	BX Trust, Series 2022-IND, Class B, 7.263% due 4/15/37(a)(b)	885,907
3,363,000	CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class D, 7.120% due 12/15/37(a)(b)	3,320,525
871,831	Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4, Class D, 6.970% due 5/15/36(a)(b)	864,738
1,280,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2021-MHC, Class B, 6.487% due 4/15/38(a)(b)	1,258,249
4,520,000	Life Mortgage Trust, Series 2022-BMR2, Class A1, 6.618% due 5/15/39(a)(b)	4,426,399
849,000	SMRT, Series 2022-MINI, Class B, 6.673% due 1/15/39(a)(b)	821,302
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $17,439,270)	17,430,831

Schedules of Investments November 30, 2023 (unaudited) Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†	Security	Value
SOVEREIGN BONDS - 1.0%
Colombia - 0.6%
$4,900,000	Colombia Government International Bond, 4.500% due 1/28/26	$4,742,214
Peru - 0.2%
1,400,000	Corp. Financiera de Desarrollo SA, 5.250% (3-Month USD-LIBOR+5.605%) due 7/15/29(b)	1,367,563
South Africa - 0.2%
1,600,000	Republic of South Africa Government International Bond, 4.875% due 4/14/26	1,551,280
Ukraine - 0.0%
1,800,000	Ukraine Government International Bond, 9.750% due 11/1/30	513,000
	TOTAL SOVEREIGN BONDS (Cost - $8,993,466)	8,174,057

Shares/Units

EXCHANGE TRADED FUND (ETF) - 6.1%
United States - 6.1%
1,431,073	Xtrackers USD High Yield Corporate Bond (Cost - $48,763,821)	49,715,476
PREFERRED STOCKS - 2.8%
Bermuda - 0.4%
49,296	Aspen Insurance Holdings Ltd., 5.625%(e)	1,007,610
	Athene Holding Ltd.:
25,555	6.350% (3-Month USD-LIBOR + 4.253%) (b)(e)	608,976
22,269	6.375%(5-Year CMT Index + 5.970%)(b)(e)	551,603
10,445	Axis Capital Holdings Ltd., 5.500%(e)	221,852
30,038	Enstar Group Ltd., 7.000% (3-Month USD-LIBOR + 4.015%)(b)(e)	742,839
	Total Bermuda	3,132,880
United Kingdom - 0.0%
4,046	Argo Blockchain PLC, 8.750%	29,698
United States - 2.4%
18,819	Air Lease Corp., 6.150% (3-Month TSFR + 3.912%)(b)(e)	459,560
	American Equity Investment Life Holding Co.:
26,165	5.950% (5-Year CMT Index +4.322%)(b)(e)	590,544
60,435	6.625% (5-Year CMT Index + 6.297%)(b)(e)	1,457,692
8,130	Assurant Inc., 5.250%	159,104
21,565	AT&T Inc., 4.750%(e)	414,048
204,660	Bitcoin Depot Inc.*(c)(g)	454,345
2,850	CoBank ACB, 6.200% (3-Month USD-LIBOR + 3.744%)(b)(e)	272,945
1,000	Dairy Farmers of America Inc., 7.875%(a)(c)(e)	87,500
18,271	Equitable Holdings Inc., 5.250%(e)(j)	378,758
11,970	Farm Credit Bank of Texas, 9.681% (3-Month USD-LIBOR + 4.010%)(a)(b)(e)	1,161,477
208,194	Fossil Group Inc., 7.000%	2,821,029
	KeyCorp:
14,085	6.125% (3-Month TSFR +4.154%) (b)(e)	304,518
29,270	6.200% (5-Year CMT Index +3.132%) (b)(e)	593,888
	Morgan Stanley:
34,425	5.850%(b)(e)	808,299
15,700	6.375%(b)(e)	391,558
10,000	6.500%(e)	258,000
7,500	6.875%(b)(e)	189,750
27,998	New York Community Bancorp Inc., 6.375% (3-Month USD-LIBOR + 3.821%)(b)(e)	648,714
67,935	NGL Energy Partners LP, 12.852% (3-Month USD-LIBOR + 7.213%)*(b)(e)	1,766,310
7,100	NiSource Inc., 6.500% (5-Year CMT Index + 3.632%)(b)(e)	178,423

Schedules of Investments November 30, 2023 (unaudited) Destinations Global Fixed Income Opportunities Fund (continued)

Shares/Units	Security	Value

United States - 2.4% - (continued)
	NuStar Energy LP:
35,146	11.315% (3-Month TSFR +5.905%)(b)(e)	$903,955
21,505	12.438% (3-Month TSFR +7.028%)(b)(e)	553,754
17,478	NuStar Logistics LP, 12.389% (3-Month TSFR + 6.996%)(b)	469,284
28,836	Regions Financial Corp., 5.700% (3-Month USD-LIBOR + 3.148%)(b)(e)	572,683
	Reinsurance Group of America Inc.:
15,000	5.750% (3-Month USD-LIBOR +4.040%)(b)(j)	377,700
14,425	7.125% (5-Year CMT Index +3.456%)(b)	377,502
43,599	Saratoga Investment Corp., 6.000%	1,026,756
12,635	Selective Insurance Group Inc., 4.600%(e)	220,228
25,945	Synchrony Financial, 5.625%(e)	431,984
13,953	Synovus Financial Corp., 5.875% (5-Year CMT Index + 4.127%)(b)(e)	325,803
30,380	Voya Financial Inc., 5.350% (5-Year CMT Index + 3.210%)(b)(e)(j)	722,740
7,160	Western Alliance Bancorp, 4.250% (5-Year CMT Index + 3.452%)(b)(e)	117,352
13,366	Wintrust Financial Corp., 6.875% (5-Year CMT Index + 6.507%)(b)(e)	328,403
	Total United States	19,824,606
	TOTAL PREFERRED STOCKS (Cost - $25,426,406)	22,987,184
COMMON STOCKS - 1.2%
United States - 1.2%
15,560	Alpha Partners Technology*(c)(g)	795
22,982	Berenson Acquisition Corp. I*(c)(g)	–
228,050	Bitcoin Depot Inc.*(j)	506,271
183,721	CTO Realty Growth Inc.(j)	3,104,885
5,813	QuarterNorth Energy Inc.*(c)(g)	778,942
57	Real Alloy Holding Inc.*(c)(g)	3,376,768
10,650	Revelstone Capital Acquisition Corp.*(c)(g)	373
238,311	UpHealth Inc.*(c)	104,833
39,800	Verizon Communications Inc.	1,525,534
12,400	Warner Bros Discovery Inc.*	129,580
	Total United States	9,527,981
	TOTAL COMMON STOCKS (Cost - $8,914,369)	9,527,981
EQUITY LINKED NOTES - 0.0%
United States – 0.0%
21,346	Legato Merger Corp.*(c)(g) (Cost - $0)	114,201
WARRANTS - 0.0%
Bermuda – 0.0%
558,670	McDermott International Ltd.*(c)(g)	–
502,803	WT PUR COM*(c)(g)	–
	Total Bermuda	–
Brazil – 0.0%
58,463	OAS SA*(c)(g)	–
Canada – 0.0%
29,147,860	Tacora Resources Inc.*(g)	–
Israel – 0.0%
41,956	GemmaCert Ltd.*(c)(g)	–
United Kingdom - 0.0%
57,514	Financials Acquisition Corp.*(c)	2,178

Schedules of Investments November 30, 2023 (unaudited) Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount†	Security	Value
United States - 0.0%
$36,249	Leafly Holdings Inc.*(c)	$743
309,502	ProSomnus Inc.*(c)	5,912
	Total United States	6,655
	TOTAL WARRANTS (Cost - $364,009)	8,833
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $811,038,187)	776,470,308
SHORT-TERM INVESTMENTS - 5.3%
COMMERCIAL PAPERS - 1.9%
6,915,000	Arrow Electronics Inc., 5.869% due 12/6/23(k)	6,908,360
6,665,000	Bacardi-Martini BV, 5.977% due 12/19/23(k)	6,645,662
2,116,000	Crown Castle Inc., 6.040% due 12/19/23(k)	2,109,520
	TOTAL COMMERCIAL PAPERS (Cost - $15,664,272)	15,663,542
CORPORATE NOTE - 0.2%
2,165,123	Tacora Resources Inc., 13.000% due 11/3/23(a)(c)(d) (Cost - $2,165,713)	2,165,123
TIME DEPOSITS - 3.2%
231,323	Citibank - New York, 4.680% due 12/1/23	231,323
3,983,155	JPMorgan Chase & Co. - New York, 4.680% due 12/1/23	3,983,155
22,285,038	Sumitomo Mitsui Banking Corp. - Tokyo, 4.680% due 12/1/23	22,285,038
	TOTAL TIME DEPOSITS (Cost - $26,499,516)	26,499,516
	TOTAL SHORT-TERM INVESTMENTS (Cost - $44,329,501)	44,328,181

Shares/Units

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 0.1%
MONEY MARKET FUND - 0.1%
709,894	Federated Government Obligations Fund, Premier Class, 5.213%(l) (Cost - $709,894)	709,894
	TOTAL INVESTMENTS - 99.7% (Cost - $856,077,582)	821,508,383
	Other Assets in Excess of Liabilities - 0.3%	2,174,644
	TOTAL NET ASSETS - 100.0%	$823,683,027

†	Face amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
(a)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at November 30, 2023, amounts to $186,877,334 and represents 22.69% of net assets.
(b)	Variable rate security. Interest rate disclosed is that which was in effect at November 30, 2023.
(c)	Illiquid security. The aggregate value of illiquid holdings at November 30, 2023, amounts to $ 35,529,884 and represents 4.31% of net assets.
(d)	Security is currently in default.
(e)	Security is perpetual in nature and has no stated maturity date.
(f)	Payment in-kind security for which part of the income earned may be paid as additional principal.
(g)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees using significant unobservable inputs.
(h)	All or a portion of this security is pledged by the Fund as collateral for short sales or derivative transactions.
(i)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate. (j) All or a portion of this security is on loan. (k) Rate shown represents yield-to-maturity.
(l)	Represents investment of collateral received from securities lending transactions.

Schedules of Investments November 30, 2023 (unaudited) Destinations Global Fixed Income Opportunities Fund (continued)

Abbreviations used in this schedule:
CMT	—	Constant Maturity Treasury Index
ETF	—	Exchange Traded Fund
EURIBOR	—	Euro Interbank Offered Rate
ICE	—	Intercontinental Exchange
LIBOR	—	London Interbank Offered Rate
LLC	—	Limited Liability Company
LP	—	Limited Partnership
NIBOR	—	Norwegian Interbank Offered Rate
PLC	—	Public Limited Company
SOFR	—	Secured Overnight Financing Rate
STIBOR	—	Stockholm Interbank Offered Rate
TSFR	—	CME Term SOFR Reference Rate

Summary of Investments by Security Type^
Corporate Bonds & Notes	72.5%
Senior Loans	8.8
Exchange Traded Fund (ETF)	6.1
Preferred Stocks	2.8
Collateralized Mortgage Obligations	2.1
Common Stocks	1.2
Sovereign Bonds	1.0
Warrants	0.0 *
Short-Term Investments	5.4
Money Market Fund	0.1
100.0%

^ As a percentage of total investments.

* Positions represent less than 0.05%

Schedule of Options Contracts Written

Equity Options

Number of Contracts	Notional Amount	Security Name	Counterparty	Expiration Date	Exercise Rate	Value
238	$1,943,270	iShares 1-3 Year Treasury Bond, Put	RJA	6/21/24	$82.00	$(45,220)
238	1,943,270	iShares 1-3 Year Treasury Bond, Call	RJA	6/21/24	$84.00	(14,280)
2	15,142	iShares iBoxx HighYield, Call	RJA	12/15/23	$74.00	(338)
357	2,702,847	iShares iBoxx HighYield, Put	RJA	12/15/23	$75.00	(14,280)
187	1,133,968	MasTec Inc., Call	RJA	12/15/23	$115.00	(935)
569	2,180,977	Verizon Communications Inc., Call	RJA	1/19/24	$35.00	(204,840)
		TOTAL OPTIONS CONTRACTS WRITTEN (Premiums received — $124,975)				$(279,893)

Schedules of Investments November 30, 2023 (unaudited) Destinations Global Fixed Income Opportunities Fund (continued)

At November 30, 2023, Destinations Global Fixed Income Opportunities Fund had open forward foreign currency contracts as described below.

The unrealized appreciation/(depreciation) on the open contracts were as follows:

Foreign Currency	Local Currency	Counterparty	Market Value	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
Euro	102,000	BBH	$111,090	12/15/23	$165	$–	$165

Contracts to Sell:
Euro	24,759,000	BBH	26,965,507	12/15/23	–	(517,200)	(517,200)
Norwegian Krone	84,860,000	BBH	7,843,255	12/15/23	–	(234,083)	(234,083)
Swedish Krona	85,250,000	BBH	8,121,036	12/15/23	–	(292,337)	(292,337)
Swedish Krona	14,760,000	BBH	1,406,059	12/15/23	17,997	–	17,997
					$17,997	$(1,043,620)	$(1,025,623)
Net Unrealized Depreciation on Open Forward Foreign Currency Contracts					$18,162	$(1,043,620)	$(1,025,458)

Currency Abbreviations used in this schedule:
EUR	—	Euro
NOK	—	Norwegian Krone
SEK	—	Swedish Krona

Counterparty Abbreviations used in this schedule:
BBH	—	Brown Brothers Harriman & Co.
RJA	—	Raymond James &Associates

Schedules of Investments November 30, 2023 (unaudited) Destinations Global Fixed Income Opportunities Fund (concluded)

Face Amount†	Security	Value
SECURITIES SOLD SHORT - 1.3%
CORPORATE BONDS & NOTES - 0.7%
Communications - 0.2%
$1,981,000	CCO Holdings LLC/CCO Holdings Capital Corp., Senior Unsecured Notes, 4.750% due 3/1/30(a)	$1,733,695
Consumer Non-cyclical - 0.1%
1,138,000	Johnson & Johnson, Senior Unsecured Notes, 4.950% due 5/15/33	1,186,478
Industrial - 0.2%
1,981,000	Likewize Corp., Senior Secured Notes, 9.750% due 10/15/25(a)	1,989,330
Technology - 0.2%
1,428,000	Concentrix Corp., Senior Unsecured Notes, 6.850% due 8/2/33	1,400,843
	TOTAL CORPORATE BONDS & NOTES
	(Proceeds - $6,177,090)	6,310,346

Shares/Units

EXCHANGE TRADED FUND (ETF) - 0.6%
59,300	iShares iBoxx High Yield Corporate Bond*
	(Proceeds - $4,446,622)	4,489,603
	TOTAL SECURITIES SOLD SHORT - 1.3%
	(Proceeds - $10,623,712)	10,799,949

†	Face amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
(a)	Restricted security that may be repurchased from “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at November 30, 2023, amounts to $3,723,025 and represents 0.45% of net assets.

Schedules of Investments November 30, 2023 (unaudited) Destinations Multi Strategy Alternatives Fund

Face Amount/Units	Security	Value
ASSET-BACKED SECURITIES - 18.3%
$1,574,400	Aames Mortgage Investment Trust, Series 2005-4, Class M3, 6.237% (1-Month TSFR + 0.894%) due 10/25/35(a)	$1,534,270
3,058,682	ABFC Trust, Series 2003-OPT1, Class A3, 6.137% (1-Month TSFR + 0.794%) due 4/25/33(a)	2,896,057
2,430,000	Accredited Mortgage Loan Trust, Series 2006-2, Class M1, 5.727% (1-Month TSFR + 0.384%) due 9/25/36(a)	2,206,548
4,000,000	AGL Core CLO 2 Ltd., Series 2019-2A, Class A1, 7.067% (3-Month TSFR + 1.652%) due 4/20/32(a)(b)	4,001,265
2,500,000	Allegro CLO IX Ltd., Series 2018-3A, Class B2, 7.355% (3-Month TSFR + 1.962%) due 10/16/31(a)(b)	2,479,507
5,000,000	Anchorage Capital CLO 18 Ltd., Series 2021-18A, Class A1, 6.805% (3-Month TSFR + 1.412%) due 4/15/34(a)(b)	4,947,796
6,507,000	ARES LI CLO Ltd., Series 2019-51A, Class BR, 7.405% (3-Month TSFR + 2.012%) due 7/15/34(a)(b)	6,446,563
1,039,564	Asset Backed Securities Corp. Home Equity Loan Trust, Series 2007-HE1, Class A4, 3.612% (1-Month TSFR + 0.394%) due 12/25/36(a)	999,052
	Barings CLO Ltd.:
2,860,000	Series 2020-1A, Class BR, 7.305% (3-Month TSFR + 1.912%) due 10/15/36(a)(b)	2,819,887
13,505,000	Series 2021-1A, Class B, 7.040% (3-Month TSFR + 1.662%) due 4/25/34(a)(b)	13,176,356
4,300,000	Benefit Street Partners CLO XXIV Ltd., Series 2021-24A, Class B, 7.377% (3-Month TSFR + 1.962%) due 10/20/34(a)(b)	4,254,119
5,475,000	Buckhorn Park CLO Ltd., Series 2019-1A, Class B1R, 7.307% (3-Month TSFR + 1.912%) due 7/18/34(a)(b)	5,400,704
3,000,000	Carlyle Global Market Strategies CLO Ltd., Series 2015-4A, Class A2R, 7.477% (3-Month TSFR + 2.062%) due 7/20/32(a)(b)	2,972,000
2,157,852	Carrington Mortgage Loan Trust, Series 2006-NC3, Class A3, 5.607% (1-Month TSFR + 0.264%) due 8/25/36(a)	2,017,563
1,992,554	CHEC Loan Trust, Series 2004-1, Class A3, 6.457% (1-Month TSFR + 1.114%) due 7/25/34(a)(b)	1,873,727
721,932	Countrywide Asset-Backed Certificates, Series 2004-2, Class M1, 6.207% (1-Month TSFR + 0.864%) due 5/25/34(a)	718,905
279,233	CWABS Asset-Backed Certificates Trust, Series 2007-2, Class 2A3, 5.597% (1-Month TSFR + 0.254%) due 8/25/37(a)	276,479
124,409	CWABS Inc. Asset-Backed Certificates Trust, Series 2007-12, Class 2A3, 6.257% (1-Month TSFR + 0.914%) due 8/25/47(a)	123,046
1,533,523	Ellington Loan Acquisition Trust, Series 2007-1, Class A1, 6.557% (1-Month TSFR + 1.214%) due 5/25/37(a)(b)	1,452,865
2,634,606	EquiFirst Mortgage Loan Trust, Series 2003-2, Class 1A1, 6.569% (1-Month TSFR + 1.239%) due 9/25/33(a)	2,535,514
4,295,688	Fremont Home Loan Trust, Series 2003-A, Class M1, 6.432% (1-Month TSFR + 1.089%) due 8/25/33(a)	4,274,172
2,810,000	Home Equity Asset Trust, Series 2005-6, Class M5, 6.402% (1-Month TSFR + 1.059%) due 12/25/35(a)	2,498,386
3,000,000	HPS Loan Management Ltd., Series 9A-2016, Class A2R, 7.358% (3-Month TSFR + 1.962%) due 7/19/30(a)(b)	2,984,714
6,500,000	Invesco CLO Ltd., Series 2022-3A, Class B, 8.162% (3-Month TSFR + 2.750%) due 10/22/35(a)(b)	6,531,718
1,397,274	JP Morgan Mortgage Acquisition Trust, Series 2007-CH4, Class A5, 5.697% (1-Month TSFR + 0.354%) due 5/25/37(a)	1,379,602
2,113,405	Long Beach Mortgage Loan Trust, Series 2004-4, Class M1, 6.357% (1-Month TSFR + 1.014%) due 10/25/34(a)	1,991,625
1,314,021	Longfellow Place CLO Ltd., Series 2013-1A, Class ERR, 13.355% (3-Month TSFR + 7.962%) due 4/15/29(a)(b)	1,304,449

Schedules of Investments November 30, 2023 (unaudited) Destinations Multi Strategy Alternatives Fund (continued)

Face Amount/Units	Security	Value
ASSET-BACKED SECURITIES - 18.3% (continued)
$2,370,000	Marathon CLO XI Ltd., Series 2018-11A, Class A2, 7.227% (3-Month TSFR + 1.812%) due 4/20/31(a)(b)	$2,329,253
2,199,743	Mastr Asset Backed Securities Trust, Series 2004-WMC1, Class M1, 6.237% (1-Month TSFR + 0.894%) due 2/25/34(a)	2,193,320
	Merrill Lynch Mortgage Investors Trust:
409,912	Series 2005-FM1, Class M1, 6.177% (1-Month TSFR + 0.834%) due 5/25/36(a)	400,763
1,692,691	Series 2006-OPT1, Class A2C, 5.757% (1-Month TSFR + 0.414%) due 8/25/37(a)	1,556,742
5,950,000	Neuberger Berman Loan Advisers CLO 29 Ltd., Series 2018-29A, Class B1, 7.358% (3-Month TSFR + 1.962%) due 10/19/31(a)(b)	5,881,865
848,024	NovaStar Mortgage Funding Trust, Series 2006-1, Class A2C, 5.777% (1-Month TSFR + 0.434%) due 5/25/36(a)	834,942
	Park Place Securities Inc. Asset-Backed Pass-Through Certificates:
3,600,000	Series 2005-WCH1, Class M5, 6.777% (1-Month TSFR + 1.434%) due 1/25/36(a)	3,257,483
971,195	Series 2005-WCW2, Class M2, 6.252% (1-Month TSFR + 0.909%) due 7/25/35(a)	952,576
2,359,159	Ramp Trust, Series 2004-RS8, Class MII2, 4.922% (1-Month TSFR + 1.264%) due 8/25/34(a)	2,265,460
9,505,000	RR 4 Ltd., Series 2018-4A, Class A2, 7.205% (3-Month TSFR + 1.812%) due 4/15/30(a)(b)	9,374,487
2,486,544	Specialty Underwriting & Residential Finance Trust, Series 2004-BC1, Class M1, 6.222% (1-Month TSFR + 0.879%) due 2/25/35(a)	2,395,841
380,000	Steele Creek CLO Ltd., Series 2016-1A, Class ER, 11.421% (3-Month TSFR + 6.012%) due 6/15/31(a)(b)	280,971
5,555,256	Stratus CLO Ltd., Series 2021-2A, Class A, 6.577% (3-Month TSFR + 1.162%) due 12/28/29(a)(b)	5,516,424
3,354,864	Structured Asset Investment Loan Trust, Series 2004-2, Class A4, 6.162% (1-Month TSFR + 0.819%) due 3/25/34(a)	3,234,439
	Structured Asset Securities Corp. Mortgage Loan Trust:
2,600,000	Series 2005-WF4, Class M8, 8.082% (1-Month TSFR + 2.739%) due 11/25/35(a)	2,361,093
649,584	Series 2006-BC6, Class A4, 5.627% (1-Month TSFR + 0.284%) due 1/25/37(a)	634,709
1,002,280	Series 2006-GEL1, Class M2, 6.657% (1-Month TSFR + 1.314%) due 11/25/35(a)(b)	986,153
782,366	Series 2007-BC3, Class 2A3, 5.637% (1-Month TSFR + 0.294%) due 5/25/47(a)	738,257
	Terwin Mortgage Trust:
6,738,000	Series 2006-5, Class 1A2C, 6.057% (1-Month TSFR + 0.714%) due 7/25/37(a)(b)	6,236,330
2,465,000	Series 2006-7, Class 1A2C, 5.997% (1-Month TSFR + 0.654%) due 7/25/37(a)(b)	2,008,488
1,030,000	Venture XVIII CLO Ltd., Series 2014-18A, Class ER, 12.245% (3-Month TSFR + 6.852%) due 10/15/29(a)(b)	706,561
1,291,000	Vibrant CLO VIII Ltd., Series 2018-8A, Class A1B, 6.927% (3-Month TSFR + 1.512%) due 1/20/31(a)(b)	1,276,202
2,850,000	Wellfleet CLO Ltd., Series 2019-1A, Class A2R, 7.477% (3-Month TSFR + 2.062%) due 7/20/32(a)(b)	2,824,397
7,000,000	Wellfleet CLO X Ltd., Series 2019-XA, Class A2R, 7.427% (3-Month TSFR + 2.012%) due 7/20/32(a)(b)	6,892,076
	TOTAL ASSET-BACKED SECURITIES (Cost - $150,302,385)	149,235,721
COLLATERALIZED MORTGAGE OBLIGATIONS - 16.7%
1,828,568	Adjustable Rate Mortgage Trust, Series 2005-2, Class 6M2, 6.437% (1-Month TSFR + 1.094%) due 6/25/35(a)	1,793,436
613,556	Bear Stearns ALT-A Trust, Series 2006-8, Class 3A1, 5.777% (1-Month TSFR + 0.434%) due 2/25/34(a)	559,238
	Connecticut Avenue Securities Trust:
8,200,000	Series 2019-HRP1, Class B1, 14.693% (SOFR30A + 9.364%) due 11/25/39(a)(b)	8,868,647
6,734,000	Series 2019-R01, Class 2B1, 9.793% (SOFR30A + 4.464%) due 7/25/31(a)(b)	7,206,225
3,142,192	Deutsche Alternative-A Securities Mortgage Loan Trust, Series 2007-OA5, Class A1A, 5.657% (1-Month TSFR + 0.314%) due 8/25/47(a)	2,729,494

Schedules of Investments

November 30, 2023 (unaudited)

Destinations Multi Strategy Alternatives Fund (continued)

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 16.7% (continued)
	Federal National Mortgage Association (FNMA), Connecticut Avenue Securities:
$531,009	Series 2016-C01, Class 1B, 17.193% (SOFR30A + 11.864%) due 8/25/28(a)@	$610,158
3,394,035	Series 2016-C02, Class 1B, 17.693% (SOFR30A + 12.364%) due 9/25/28(a)@	3,949,742
486,098	Series 2016-C03, Class 1B, 17.193% (SOFR30A + 11.864%) due 10/25/28(a)@	561,346
2,529,437	Series 2016-C03, Class 2M2, 11.343% (SOFR30A + 6.014%) due 10/25/28(a)@	2,693,457
1,261,347	Series 2016-C04, Class 1B, 15.693% (SOFR30A + 10.364%) due 1/25/29(a)@	1,417,613
4,646,183	Series 2016-C06, Class 1B, 14.693% (SOFR30A + 9.364%) due 4/25/29(a)@	5,148,838
2,464,226	FNBA Mortgage Loan Trust, Series 2004-AR1, Class M2, 6.546% (1-Month TSFR + 1.764%) due 8/19/34(a)	2,470,998
	Freddie Mac STACR REMIC Trust:
5,438,000	Series 2020-DNA1, Class B2, 10.693% (SOFR30A + 5.364%) due 1/25/50(a)(b)	5,546,184
3,780,000	Series 2020-DNA5, Class B2, 16.828% (SOFR30A + 11.500%) due 10/25/50(a)(b)	4,863,434
5,600,000	Series 2020-DNA6, Class B2, 10.978% (SOFR30A + 5.650%) due 12/25/50(a)(b)	5,885,489
3,027,980	Series 2020-HQA3, Class B1, 11.193% (SOFR30A + 5.864%) due 7/25/50(a)(b)	3,334,751
1,280,000	Series 2020-HQA3, Class B2, 15.443% (SOFR30A + 10.114%) due 7/25/50(a)(b)	1,612,089
1,260,000	Series 2020-HQA4, Class B2, 14.843% (SOFR30A + 9.514%) due 9/25/50(a)(b)	1,574,466
3,060,000	Series 2021-DNA5, Class B2, 10.828% (SOFR30A + 5.500%) due 1/25/34(a)(b)	3,077,672
2,601,000	Series 2021-HQA1, Class B2, 10.328% (SOFR30A + 5.000%) due 8/25/33(a)(b)	2,546,127
	Freddie Mac STACR Trust:
5,000,000	Series 2019-DNA2, Class B2, 15.943% (SOFR30A + 10.614%) due 3/25/49(a)(b)	5,878,003
4,870,000	Series 2019-DNA3, Class B2, 13.593% (SOFR30A + 8.264%) due 7/25/49(a)(b)	5,389,866
4,588,000	Series 2019-DNA4, Class B2, 11.693% (SOFR30A + 6.364%) due 10/25/49(a)(b)	4,867,568
5,800,000	Series 2019-FTR1, Class B2, 13.793% (SOFR30A + 8.464%) due 1/25/48(a)(b)	6,439,301
4,030,000	Series 2019-HQA1, Class B2, 17.693% (SOFR30A + 12.364%) due 2/25/49(a)(b)	4,987,691
5,500,000	Series 2019-HQA2, Class B1, 9.543% (SOFR30A + 4.214%) due 4/25/49(a)(b)	5,850,427
5,000,000	Series 2019-HRP1, Class B2, 14.943% (SOFR30A + 9.614%) due 2/25/49(a)(b)	5,444,506
	Freddie Mac Structured Agency Credit Risk Debt Notes:
5,121,064	Series 2015-DNA2, Class B, 12.993% (SOFR30A + 7.664%) due 12/25/27(a)	5,386,931
1,910,230	Series 2016-DNA1, Class B, 15.443% (SOFR30A + 10.114%) due 7/25/28(a)	2,111,223
1,066,478	Series 2016-DNA4, Class B, 14.043% (SOFR30A + 8.714%) due 3/25/29(a)@	1,162,521
1,981,398	Series 2016-HQA3, Class B, 14.443% (SOFR30A + 9.114%) due 3/25/29(a)@	2,158,605
553,396	Series 2017-DNA2, Class B2, 16.693% (SOFR30A + 11.364%) due 10/25/29(a)	634,415
4,290,000	Series 2017-HQA3, Class B1, 9.893% (SOFR30A + 4.564%) due 4/25/30(a)@	4,633,051
2,448,030	HomeBanc Mortgage Trust, Series 2005-4, Class M3, 6.267% (1-Month TSFR + 0.924%) due 10/25/35(a)	2,152,789
3,203,049	IndyMac INDX Mortgage Loan Trust, Series 2006-FLX1, Class A1, 5.877% (1-Month TSFR + 0.534%) due 11/25/36(a)	2,830,272
	STACR Trust:
4,862,860	Series 2018-HRP1, Class B1, 9.193% (SOFR30A + 3.864%) due 4/25/43(a)(b)	5,028,289
4,743,128	Series 2018-HRP1, Class B2, 17.193% (SOFR30A + 11.864%) due 5/25/43(a)(b)	5,474,520
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
	(Cost - $131,707,292)	136,879,382
CORPORATE BONDS & NOTES - 15.0%
Communications - 0.0%
301,000	AMC Networks Inc., Company Guaranteed Notes, 5.000% due 4/1/24	300,698
Consumer Cyclical - 5.1%
6,551,000	Cinemark USA Inc., Company Guaranteed Notes, 5.875% due 3/15/26(b)	6,355,715
18,355,000	Full House Resorts Inc., Senior Secured Notes, 8.250% due 2/15/28(b)	16,491,417
11,499,000	Golden Entertainment Inc., Senior Unsecured Notes, 7.625% due 4/15/26(b)(c)	11,523,493
2,794,000	Kohl's Corp., Senior Unsecured Notes, 4.625% due 5/1/31	2,043,112
529,000	Michael Kors USA Inc., Company Guaranteed Notes, 4.250% due 11/1/24(b)	517,775
4,356,000	Six Flags Theme Parks Inc., Senior Secured Notes, 7.000% due 7/1/25(b)	4,371,072
	Total Consumer Cyclical	41,302,584

Schedules of Investments

November 30, 2023 (unaudited)

Destinations Multi Strategy Alternatives Fund (continued)

Face Amount/Units	Security	Value
Consumer Non-cyclical - 3.3%
$11,923,000	Arrow Bidco LLC, Secured Notes, 10.750% due 6/15/25(b)	$12,191,267
8,701,000	Pfizer Investment Enterprises Pte Ltd., Company Guaranteed Notes, 5.340% due 5/19/63	8,368,420
6,444,000	Williams Scotsman Inc., Senior Secured Notes, 6.125% due 6/15/25(b)	6,398,312
	Total Consumer Non-cyclical	26,957,999
Energy - 1.6%
6,946,000	Calumet Specialty Products Partners LP/Calumet Finance Corp., Company Guaranteed Notes, 11.000% due 4/15/25(b)	7,015,460
6,335,000	Shelf Drilling Holdings Ltd., Senior Secured Notes, 9.625% due 4/15/29(b)	6,095,286
	Total Energy	13,110,746
Financial - 0.8%
6,272,000	Enact Holdings Inc., Senior Unsecured Notes, 6.500% due 8/15/25(b)	6,195,099
Industrial - 1.7%
8,665,000	Danaos Corp., Senior Unsecured Notes, 8.500% due 3/1/28(b)	8,664,661
5,304,000	WESCO Distribution Inc., Company Guaranteed Notes, 7.125% due 6/15/25(b)	5,311,548
	Total Industrial	13,976,209
Utilities - 2.5%
8,428,867	NRG Energy Inc., Junior Subordinated Notes, 10.250% (5-Year CMT Index + 5.920%) (a)(b)(d)	8,349,195
13,154,000	Vistra Corp., Junior Subordinated Notes, 7.000% (5-Year CMT Index + 5.740%) (a)(b)(d)	12,496,300
	Total Utilities	20,845,495
	TOTAL CORPORATE BONDS & NOTES
	(Cost - $122,481,791)	122,688,830
SENIOR LOAN(a) - 1.4%
11,117,140	Playa Resorts Holding BV, due 1/5/29(e)
	(Cost - $10,851,314)	11,123,143

Shares/Units

COMMON STOCKS - 11.6%
CONSUMER CYCLICAL - 2.7%
Apparel - 0.5%
88,136	Capri Holdings Ltd.*	4,269,308
Distribution/Wholesale - 0.3%
209,107	MRC Global Inc.*	2,162,166
Entertainment - 1.9%
446,121	Golden Entertainment Inc.(c)	15,899,752
	TOTAL CONSUMER CYCLICAL	22,331,226
CONSUMER NON-CYCLICAL - 5.8%
Biotechnology - 3.3%
37,200	Apogee Therapeutics Inc.*(f)	725,772
70,340	Calidi Biotherapeutics Inc.*@	147,714
326,410	Crinetics Pharmaceuticals Inc.*	10,376,574
238,041	Relay Therapeutics Inc.*	1,882,904
93,467	Structure Therapeutics Inc., ADR*@	5,205,177
255,592	Xenon Pharmaceuticals Inc.*	9,349,555
	Total Biotechnology	27,687,696
Commercial Services - 1.9%
67,720	GXO Logistics Inc.*	3,809,927

Schedules of Investments

November 30, 2023 (unaudited)

Destinations Multi Strategy Alternatives Fund (continued)

Shares/Units	Security	Value
CONSUMER NON-CYCLICAL - 5.8% - (continued)
Commercial Services - 1.9% - (continued)
271,405	WillScot Mobile Mini Holdings Corp.*	$11,323,017
	Total Commercial Services	15,132,944
Food - 0.6%
224,458	Albertsons Cos., Inc., Class A Shares	4,886,451
	TOTAL CONSUMER NON-CYCLICAL	47,707,091
DIVERSIFIED - 0.4%
SPACs - 0.4%
292,343	Haymaker Acquisition Corp. 4*	3,005,286
FINANCIAL - 2.1%
Banks - 2.1%
990,406	Blue Foundry Bancorp*(c)	8,616,532
1,096,018	Kearny Financial Corp.(c)	8,658,542
	Total Banks	17,275,074
	TOTAL FINANCIAL	17,275,074
INDUSTRIAL - 0.6%
Metal Fabricate/Hardware - 0.6%
674,014	Hillman Solutions Corp.*(c)	4,933,782
	TOTAL COMMON STOCKS
	(Cost - $88,456,484)	95,252,459
OPEN-END FUNDS - 19.7%
11,926,411	JPMorgan Strategic Income Opportunities Fund, Class R6 Shares	136,199,616
1,897,743	Palm Valley Capital Fund	24,537,819
	TOTAL OPEN-END FUNDS
	(Cost - $158,679,194)	160,737,435
EQUITY LINKED NOTE - 0.4%
DIVERSIFIED - 0.4%
SPACs - 0.4%
299,624	Ares Acquisition Corp. II*
	(Cost - $1,990,303)	3,107,101
PREFERRED STOCK - 1.0%
CONSUMER CYCLICAL - 1.0%
Distribution/Wholesale - 1.0%
292,290	WESCO International Inc., 10.625%(a)(d)(f)
	(Cost - $7,856,063)	7,891,830
WARRANTS - 0.0%
DIVERSIFIED - 0.0%
SPACs - 0.0%
149,812	Ares Acquisition Corp. II*(g)	26,966
468,723	Bridger Aerospace Group Holdings Inc.*(g)	93,745
556,875	Calidi Biotherapeutics Inc.*(g)	11,137
88,320	EQRX Inc.*(g)	4,027
146,171	Haymaker Acquisition Corp. 4*(g)	21,926
131,807	Inspirato Inc.*(g)	1,134
358,816	Pagaya Technologies Ltd.*(g)	89,704
491,405	Screaming Eagle Acquisition Corp.*(g)	29,484
77,310	SomaLogic Inc.*(f)(g)	13,916
23,299	X4 Pharmaceuticals Inc.*	28

Schedules of Investments

November 30, 2023 (unaudited)

Destinations Multi Strategy Alternatives Fund (continued)

Shares/Units	Security	Value
DIVERSIFIED - 0.0% - (continued)
SPACs - 0.0% - (continued)
244,085	ZeroFox Holdings Inc.*(g)	$3,466
	Total SPACs	295,533
	TOTAL DIVERSIFIED	295,533
	TOTAL WARRANTS
	(Cost - $3,030,424)	295,533

Number of Contracts	Notional Amounts

PURCHASED OPTION - 0.0%
Equity Option - 0.0%
2,345	$2,558,395	Target Hospitality Corp., Call, $15.00, expires 1/19/24, Counterparty: GSC	11,725
		TOTAL PURCHASED OPTION
		(Cost - $483,139)	11,725
		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
		(Cost - $675,838,389)	687,223,159

Face Amount†

SHORT-TERM INVESTMENTS - 13.6%
TIME DEPOSITS - 13.6%
$53,796,401	Citibank - New York, 4.680% due 12/1/23	53,796,401
57,540,261	JPMorgan Chase & Co. - New York, 4.680% due 12/1/23	57,540,261
	TOTAL TIME DEPOSITS
	(Cost - $111,336,662)	111,336,662

Shares/Units

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 0.1%
MONEY MARKET FUND - 0.1%
556,731	Federated Government Obligations Fund, Premier Class, 5.213%(h)
	(Cost - $556,731)	556,731
	TOTAL INVESTMENTS - 97.8%
	(Cost - $787,731,782)	799,116,552
	Other Assets in Excess of Liabilities - 2.2%	18,195,012
	TOTAL NET ASSETS - 100.0%	$817,311,564

Schedules of Investments

November 30, 2023 (unaudited)

Destinations Multi Strategy Alternatives Fund (continued)

†	Face amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
(a)	Variable rate security. Interest rate disclosed is that which was in effect at November 30, 2023.
(b)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at November 30, 2023, amounts to $310,810,732 and represents 38.03% of net assets.
(c)	All or a portion of this security is pledged by the Fund as collateral for short sales or derivative transactions.
(d)	Security is perpetual in nature and has no stated maturity date.
(e)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(f)	All or a portion of this security is on loan.
(g)	Illiquid security. The aggregate value of illiquid holdings at November 30, 2023, amounts to $295,505 and represents 0.04% of net assets.
(h)	Represents investment of collateral received from securities lending transactions.
@	Restricted security – Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

Security	First Acquisition Date	First Acquisition Cost	Market Value	Percent of Net Assets
Federal National Mortgage Association (FNMA), Connecticut Avenue Securities:
Series 2016-C01, Class 1B, 17.193% (SOFR30A + 11.864%) due 8/25/28	8/3/2021	$236,453	$610,158	0.07%
Series 2016-C02, Class 1B, 17.693% (SOFR30A + 12.364%) due 9/25/28	8/10/2021	799,642	3,949,742	0.48%
Series 2016-C03, Class 1B, 17.193% (SOFR30A + 11.864%) due 10/25/28	4/27/2022	537,977	561,346	0.07%
Series 2016-C03, Class 2M2, 11.343% (SOFR30A + 6.014%) due 10/25/28	3/17/2020	2,941,204	2,693,457	0.33%
Series 2016-C04, Class 1B, 15.693% (SOFR30A + 10.364%) due 1/25/29	4/13/2022	1,355,446	1,417,613	0.17%
Series 2016-C06, Class 1B, 14.693% (SOFR30A + 9.364%) due 4/25/29	3/11/2022	2,850,909	5,148,838	0.63%
Freddie Mac Structured Agency Credit Risk Debt Notes:
Series 2016-DNA4, Class B, 14.043% (SOFR30A + 8.714%) due 3/25/29	3/11/2022	1,105,244	1,162,521	0.14%
Series 2016-HQA3, Class B, 14.443% (SOFR30A + 9.114%) due 3/25/29	1/27/2022	2,131,393	2,158,605	0.26%
Series 2017-HQA3, Class B1, 9.893% (SOFR30A + 4.564%) due 4/25/30	4/29/2021	4,504,500	4,633,051	0.57%
Calidi Biotherapeutics Inc.	9/10/2021	306	147,714	0.02%
Structure Therapeutics Inc., ADR	8/29/2023	2,254,988	5,205,177	0.64%
			$27,688,222	3.38%

Abbreviations used in this schedule:
CLO	—	Collateralized Loan Obligation
CMT	—	Constant Maturity Treasury Index
ETF	—	Exchange Traded Fund
LLC	—	Limited Liability Company
REMIC	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
SPACs	—	Special Purpose Acquisition Companies
SPDR	—	Standard & Poor's Depository Receipts
TSFR	—	CME Term SOFR Reference Rate

Schedules of Investments

November 30, 2023 (unaudited)

Destinations Multi Strategy Alternatives Fund (continued)

Summary of Investments by Security Type^
Open-End Funds	20.1%
Asset-Backed Securities	18.7
Collateralized Mortgage Obligations	17.1
Corporate Bonds & Notes	15.4
Common Stocks	11.9
Senior Loan	1.4
Preferred Stock	1.0
Equity Linked Note	0.4
Warrants	0.0	*
Purchased Option	0.0	*
Short-Term Investments	13.9
Money Market Fund	0.1
	100.0%

^ As a percentage of total investments.

* Position represents less than 0.005%.

Schedule of Options Contracts Written

Equity Options

Number of Contracts	Notional Amount	Security Name	Counterparty	Expiration Date	Exercise Rate	Value
2,345	$2,558,395	Target Hospitality Corp., Call	GSC	1/19/24	$20.00	$175,875
		TOTAL OPTION CONTRACTS WRITTEN
		(Premiums received — $179,323)				$175,875

OTC Total Return Swaps

Currency	Notional Amount	Maturity Date	Counterparty	Payment Frequency	Pay	Receive	Unrealized Appreciation/ (Depreciation)
USD	9,877,268	1/23/24	GSC	1-Month	USD-Federal Funds-H.15	GSCNNED3 Basket*	$(152,489)
USD	9,529,326	8/30/24	GSC	1-Month	USD-Federal Funds-H.15	GSCBGDEN Basket**	249,345
USD	8,553,386	8/30/24	GSC	1-Month	USD-Federal Funds-H.15	Cannae Holdings Inc.	(61,467)
							$35,389

* GSCNNED3 Basket consists of a portfolio of:

Dun & Bradstreet Holdings Inc.	50%
Alight Inc.	23%
Ceridian HCM Holding Inc.	23%
Paysafe Ltd	4%
100%

Schedules of Investments

November 30, 2023 (unaudited)

Destinations Multi Strategy Alternatives Fund (continued)

** GSCBGDEN Basket consists of a portfolio of:

Boyd Gaming Corp.	25%
Red Rock Resorts Inc.	25%
Churchill Downs Inc.	23%
Penn Entertainment Inc.	14%
Caesars Entertainment Inc.	13%
100%

At November 30, 2023, Destinations Multi Strategy Alternatives Fund held the following OTC and Centrally Cleared Credit Default Swap Contracts:

OTC Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Payment Frequency	Counter party	Implied Credit Spread at 11/30/23(2)		Notional Amounts(3)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
CDX.NA.HY.35	5.000%	12/20/25	3-Month	MSCS	1.974%	USD	20,000,000	$1,637,565	$651,500	$986,065
CDX.NA.HY.41	5.000%	12/20/28	3-Month	MSCS	1.974%	USD	30,000,000	2,996,059	1,366,800	1,629,259
CDX.NA.IG.39	1.000%	12/20/27	3-Month	GSC	2.706%	USD	60,000,000	(2,612,070)	(8,736,000)	6,123,930
CDX.NA.IG.39	1.000%	12/20/27	3-Month	MSCS	2.706%	USD	20,000,000	(870,689)	(2,630,800)	1,760,111
								$1,150,865	$(9,348,500)	$10,499,365

Schedules of Investments

November 30, 2023 (unaudited)

Destinations Multi Strategy Alternatives Fund (concluded)

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2) Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of on emerging country as of period end serve as indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(3) The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Counterparty Abbreviations used in this schedule:
GSC	—	Goldman Sachs & Co.
MSCS	—	Morgan Stanley Capital Services LLC

Face Amount	Security	Value
SECURITIES SOLD SHORT - 4.9%
CORPORATE BOND & NOTE - 1.0%
Consumer Non-cyclical - 1.0%
$8,701,000	Pfizer Investment Enterprises Pte Ltd., Company Guaranteed Notes, 5.300% due 5/19/53	$8,483,779
	(Proceeds - $8,007,878)

Shares/Units

EXCHANGE TRADED FUNDS (ETFs) - 3.9%
46,521	iShares Russell 2000, Class Common Shares	8,357,963
194,771	SPDR S&P Biotech	14,709,106
154,691	SPDR S&P Regional Banking	6,979,658
6,055	VanEck Oil Services	1,890,976
	Total Exchange Traded Funds (ETFs)	31,937,703
	TOTAL EXCHANGE TRADED FUNDS (ETFs)
	(Proceeds - $51,147,496)	31,937,703
	TOTAL SECURITIES SOLD SHORT - 4.9%
	(Proceeds - $59,155,374)	$40,421,482

Schedules of Investments

November 30, 2023 (unaudited)

Destinations Municipal Fixed Income Fund

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS - 94.8%
Alabama - 1.6%
$3,000,000	BBB	County of Jefferson AL Sewer Revenue, Revenue Bonds, Series D, 6.500% due 10/1/53	$3,152,920
1,000,000	A1(a)	Health Care Authority of the City of Huntsville, Revenue Bonds, Series A, 5.000% due 6/1/53(b)	1,084,783
1,500,000	BB-	Hoover Industrial Development Board, Revenue Bonds, 5.750% due 10/1/49(c)	1,489,883
2,540,000	A2(a)	Lower Alabama Gas District, Revenue Bonds, 4.000% due 12/1/50(b)	2,523,780
		Mobile County Board of School Commissioners, Special Tax:
260,000	A	5.000% due 3/1/28	271,002
175,000	A	5.000% due 3/1/29	182,403
180,000	A	5.000% due 3/1/30	187,476
185,000	A	5.000% due 3/1/31	192,625
145,000	A	5.000% due 3/1/32	150,770
215,000	A	5.000% due 3/1/33	223,297
3,500,000	A1(a)	Southeast Alabama Gas Supply District, Revenue Bonds, Series A, 4.000% due 6/1/49(b)	3,494,692
1,500,000	NR	Tuscaloosa County Industrial Development Authority, Revenue Bonds, Series A, 5.250% due 5/1/44(d)	1,360,335
		Total Alabama	14,313,966
Alaska - 0.1%
1,000,000	AA+	Alaska Housing Finance Corp., Revenue Bonds, Series A, 5.000% due 6/1/30	1,064,116
215,000	AA-	State of Alaska, GO, Series A, 5.000% due 8/1/33	220,487
		Total Alaska	1,284,603
Arizona - 2.8%
5,000,000	AA+	Arizona Department of Transportation State Highway Fund Revenue, Revenue Bonds, 5.000% due 7/1/27	5,268,277
1,695,000	BB-	Arizona Industrial Development Authority, Revenue Bonds, 5.000% due 7/1/49(d)	1,444,986
2,000,000	AA	Arizona State University, Revenue Bonds, Series A, 5.000% due 7/1/39	2,145,235
		City of Glendale AZ, Revenue Bonds:
230,000	AA+	Series A, 5.000% due 7/1/27	236,723
215,000	AA+	Series A, 5.000% due 7/1/28	220,783
235,000	AA+	Series A, 5.000% due 7/1/29	241,248
85,000	AA+	City of Glendale AZ Excise Tax Revenue, Revenue Bonds, Series A, 5.000% due 7/1/32	90,822
		City of Glendale AZ Transportation Excise Tax Revenue, Revenue Bonds, AGM:
55,000	AA+	5.000% due 7/1/24	55,584
105,000	AA+	5.000% due 7/1/26	108,118
		City of Phoenix Civic Improvement Corp., Revenue Bonds:
65,000	AA-	Series A, 5.000% due 7/1/27(c)	68,440
90,000	AA-	Series A, 5.000% due 7/1/28(c)	94,539
6,365,000	AAA	Series B, 4.000% due 7/1/29	6,384,788
		Maricopa County Industrial Development Authority, Revenue Bonds:
200,000	A2(a)	5.000% due 7/1/47	207,012
190,000	AA-	Series A, 4.000% due 1/1/24	190,084
60,000	AA-	Series A, 5.000% due 1/1/24	60,071
225,000	AA-	Series A, 5.000% due 1/1/25	229,095
735,000	A2(a)	Series B, 5.000% due 9/1/45(b)	742,216
290,000	AA-	Series C, 5.000% due 1/1/48(b)	293,801
800,000	AA-	Series D, 5.000% due 1/1/46(b)	831,365
2,000,000	A-	Maricopa County Pollution Control Corp., Revenue Bonds, 2.400% due 6/1/35	1,522,731
3,000,000	AA+	Salt River Project Agricultural Improvement & Power District, Revenue Bonds, Series A, 4.000% due 12/1/33	3,027,114
1,000,000	NR	Sierra Vista Industrial Development Authority, Revenue Bonds, 5.750% due 6/15/58(d)	970,801
310,000	AA-	State of Arizona, COP, Series A, 5.000% due 10/1/24	314,544
		Total Arizona	24,748,377

Schedules of Investments

November 30, 2023 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
Arkansas - 0.4%
		Arkansas Development Finance Authority, Revenue Bonds:
$2,000,000	BB-	4.500% due 9/1/49(c)(d)	$1,926,043
1,150,000	BB-	5.700% due 5/1/53(c)	1,149,931
		Total Arkansas	3,075,974
California - 3.3%
205,000	AA	Bay Area Toll Authority, Revenue Bonds, Series B, 2.850% due 4/1/47(b)	202,621
1,845,000	NR	California Community Housing Agency, Revenue Bonds, 4.000% due 2/1/50(d)	1,298,791
115,000	A	California Health Facilities Financing Authority, Revenue Bonds, Series A, 5.000% due 7/1/25	115,074
3,000,000	BB-	California Municipal Finance Authority, Revenue Bonds, 4.000% due 7/15/29(c)	2,900,593
		California Statewide Communities Development Authority, Revenue Bonds:
2,525,000	BB	5.500% due 12/1/54	2,530,326
1,000,000	BB	Series A, 5.000% due 12/1/46(d)	980,645
		City of Los Angeles Department of Airports, Revenue Bonds:
650,000	AA-	4.000% due 5/15/38(c)	644,079
675,000	AA-	4.000% due 5/15/39(c)	663,055
650,000	AA-	4.000% due 5/15/40(c)	637,323
1,000,000	NR	CMFA Special Finance Agency, Revenue Bonds, Series A, 4.000% due 12/1/45(d)	766,592
		CSCDA Community Improvement Authority, Revenue Bonds:
3,000,000	NR	3.000% due 6/1/47(d)	2,082,216
1,000,000	NR	3.000% due 12/1/56(d)	648,961
1,000,000	NR	4.000% due 8/1/56(d)	724,990
		Golden State Tobacco Securitization Corp., Revenue Bonds:
175,000	A+	Series A, AMBAC, zero coupon, due 6/1/24	172,346
115,000	NR	Series A1, 5.000% due 6/1/25	118,434
30,000	NR	Series A1, 5.000% due 6/1/26	31,585
290,000	AA-	Los Angeles Department of Water & Power, Revenue Bonds, Series A, 5.000% due 7/1/29	296,439
		Oakland Unified School District, GO:
100,000	AA	AGM, 5.000% due 8/1/26	103,599
30,000	A-	Series A, 5.000% due 8/1/28	31,007
90,000	A	Sacramento City Financing Authority, Special Tax, Series A, NPFG, zero coupon, due 12/1/26	81,045
185,000	A+	San Francisco City & County Airport Comm-San Francisco International Airport, Revenue Bonds, Series A, 5.000% due 5/1/37(c)	194,198
1,800,000	AAA	San Jose Financing Authority, Revenue Bonds, Series B, 5.000% due 11/1/42	2,010,004
400,000	AA+	Santa Clara County Financing Authority, Revenue Bonds, Series A, 3.000% due 5/1/39	340,834
		State of California, GO:
760,000	AA-	4.000% due 3/1/26	778,439
2,915,000	AA-	4.000% due 9/1/43	2,956,013
2,250,000	AA-	5.000% due 9/1/26	2,384,669
80,000	AA-	5.000% due 9/1/29	84,475
4,100,000	AA-	5.000% due 3/1/31	4,186,888
435,000	AA-	Series B, 5.000% due 8/1/26	460,112
205,000	AA-	Series C, 5.000% due 8/1/29	216,151
100,000	A2(a)	Washington Township Health Care District, GO, Series A, 5.500% due 8/1/40	100,614
		Total California	28,742,118
Colorado - 2.6%
1,000,000	AA	Adams 12 Five Star Schools, GO, Series B, 5.000% due 12/15/34	1,050,865
2,000,000	AA	Board of Governors of Colorado State University System, Revenue Bonds, Series C, 4.000% due 3/1/38	2,019,229
		City & County of Denver CO Airport System Revenue, Revenue Bonds:
65,000	AA-	Series A, 5.000% due 11/15/24(c)	65,730
315,000	A+	Series A, 5.000% due 12/1/26(c)	327,801
30,000	AA-	Series A, 5.000% due 11/15/27(c)	31,773

Schedules of Investments

November 30, 2023 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
Colorado - 2.6% - (continued)
$2,695,000	AA-	Series A, 5.000% due 11/15/28(c)	$2,889,848
455,000	AA-	Series A, 5.000% due 11/15/29(c)	479,589
115,000	AA-	Series A, 5.000% due 11/15/30(c)	121,018
3,400,000	AA-	Series D, 5.500% due 11/15/30(c)	3,843,718
		Colorado Health Facilities Authority, Revenue Bonds:
190,000	Baa1(a)	5.000% due 9/1/46	190,833
580,000	AA	5.000% due 11/15/49(b)	608,717
325,000	A-	Series B2, 5.000% due 8/1/49(b)	334,030
60,000	NR	Series Prerefunded 11/19/26 @ 100, 5.000% due 11/15/49(b)(e)	63,529
60,000	AA	Colorado Housing & Finance Authority, Revenue Bonds, Series H, 4.250% due 11/1/49	59,752
3,000,000	Aa2(a)	Gunnison Watershed School District No Re 1J, GO, 5.000% due 12/1/47	3,238,226
3,775,000	AA-	State of Colorado, COP, Series A, 4.000% due 12/15/39	3,798,366
1,435,000	Aa1(a)	University of Colorado, Revenue Bonds, Series C, 2.000% due 6/1/54(b)	1,410,632
		Vauxmont Metropolitan District, GO, AGM:
125,000	AA	5.000% due 12/15/27	130,968
120,000	AA	5.000% due 12/15/29	125,704
135,000	AA	5.000% due 12/15/31	141,403
285,000	AA	5.000% due 12/1/34	311,487
1,750,000	NR	Village Metropolitan District, GO, 5.000% due 12/1/49	1,614,098
		Total Colorado	22,857,316
Connecticut - 1.1%
		Connecticut State Health & Educational Facilities Authority, Revenue Bonds:
505,000	AA-	Series B, 1.800% due 7/1/49(b)	497,908
65,000	A	Series S, 5.000% due 7/1/26	67,891
30,000	A	Series S, 5.000% due 7/1/29	32,224
		State of Connecticut, GO:
90,000	AA-	Series A, 5.000% due 3/15/26	94,186
375,000	AA-	Series A, 5.000% due 4/15/26	393,188
150,000	AA-	Series A, 5.000% due 4/15/30	166,340
170,000	AA-	Series A, 5.000% due 4/15/34	186,986
60,000	AA-	Series A, 5.000% due 4/15/35	65,712
175,000	AA-	Series B, 5.000% due 1/15/26	182,461
2,100,000	AA-	Series D, 5.000% due 7/15/25	2,167,935
100,000	AA-	Series E, 5.000% due 10/15/26	106,075
150,000	AA-	Series E, 5.000% due 10/15/29	158,137
		State of Connecticut Special Tax Revenue, Revenue Bonds:
2,425,000	AA	Series A, 5.000% due 7/1/39	2,704,425
2,500,000	AA	Series A, 5.250% due 7/1/43	2,815,823
330,000	AA-	University of Connecticut, Revenue Bonds, Series A, 5.000% due 11/1/27	356,689
		Total Connecticut	9,995,980
Delaware - 0.4%
		Delaware River & Bay Authority, Revenue Bonds:
35,000	A	Series C, 5.000% due 1/1/24	35,043
80,000	A	Series C, 5.000% due 1/1/25	80,103
3,160,000	NR	State of Delaware, GO, Series B, Prerefunded 7/1/24 @ 100, 5.000% due 7/1/27(e)	3,192,857
		Total Delaware	3,308,003
District of Columbia - 1.6%
		District of Columbia, GO:
1,500,000	AA+	Series A, 5.000% due 6/1/34	1,534,301
2,000,000	AA+	Series C, 5.000% due 6/1/34	2,017,296
2,500,000	AA+	District of Columbia Water & Sewer Authority, Revenue Bonds, Series C, 5.000% due 10/1/27	2,536,375
		Metropolitan Washington Airports Authority Aviation Revenue, Revenue Bonds:
2,625,000	AA-	Series A, 5.000% due 10/1/24(c)	2,650,633
115,000	AA-	Series A, 5.000% due 10/1/28(c)	123,261

Schedules of Investments

November 30, 2023 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
District of Columbia - 1.6% - (continued)
$95,000	AA-	Series A, 5.000% due 10/1/30(c)	$100,991
205,000	AA-	Series A, 5.000% due 10/1/31(c)	217,268
60,000	AA-	Series A, 5.000% due 10/1/34(c)	62,927
55,000	AA-	Series A, 5.000% due 10/1/36(c)	57,163
400,000	A-	Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Revenue Bonds, Series B, 4.000% due 10/1/35	402,037
240,000	AA-	Washington Metropolitan Area Transit Authority, Revenue Bonds, Series B, 5.000% due 7/1/34	253,350
		Washington Metropolitan Area Transit Authority Dedicated Revenue, Revenue Bonds:
1,250,000	AA	5.000% due 7/15/36	1,440,458
1,000,000	AA	5.000% due 7/15/37	1,139,123
1,000,000	AA	5.000% due 7/15/38	1,127,275
		Total District of Columbia	13,662,458
Florida - 7.1%
		Brevard County School District, COP:
95,000	Aa3(a)	5.000% due 7/1/27	95,836
215,000	Aa3(a)	5.000% due 7/1/30	216,598
85,000	Aa3(a)	Series C, 5.000% due 7/1/24	85,830
		Capital Trust Agency Inc., Revenue Bonds:
500,000	BB	6.375% due 5/1/53(d)	492,456
450,000	NR	Series A1, 4.000% due 6/15/29(d)	424,533
2,000,000	NR	Series A1, 5.000% due 7/1/56(d)	1,763,185
1,495,000	NR	Celebration Pointe Community Development District No 1, Special Assessment, 4.000% due 5/1/53	1,153,726
		County of Broward FL Airport System Revenue, Revenue Bonds:
60,000	A+	5.000% due 10/1/30(c)	63,051
90,000	A+	5.000% due 10/1/31(c)	94,528
120,000	A+	Series A, 5.000% due 10/1/29(c)	121,335
85,000	A+	Series A, 5.000% due 10/1/31(c)	85,658
115,000	A+	Series A, 5.000% due 10/1/32(c)	115,883
1,000,000	A+	Series B, 5.000% due 10/1/29(c)	1,078,059
		County of Hillsborough FL Solid Waste & Resource Recovery Revenue, Revenue Bonds:
65,000	AA+	Series A, 5.000% due 9/1/24(c)	65,571
65,000	AA+	Series A, 5.000% due 9/1/26(c)	68,118
		County of Miami-Dade FL, Revenue Bonds:
160,000	A+	5.000% due 10/1/28	167,379
120,000	A+	5.000% due 10/1/29	125,204
215,000	A+	5.000% due 10/1/30	224,088
		County of Miami-Dade FL Aviation Revenue, Revenue Bonds:
290,000	A	Series A, 5.000% due 10/1/24(c)	290,336
55,000	A	Series A, 5.000% due 10/1/27(c)	55,263
80,000	A	Series A, 5.000% due 10/1/29(c)	80,279
70,000	A	Series A, 5.000% due 10/1/30	72,655
30,000	A	Series A, 5.000% due 10/1/31	31,126
160,000	A	Series A, 5.000% due 10/1/33(c)	160,399
5,000,000	A	Series A, 5.000% due 10/1/34(c)	5,012,025
70,000	A	Series A, 5.000% due 10/1/35(c)	70,174
65,000	A	Series B, 5.000% due 10/1/24	65,077
215,000	A	Series B, 5.000% due 10/1/37	216,229
500,000	A	Series B, 5.000% due 10/1/40(c)	505,777
10,000,000	AA-	County of Miami-Dade FL Water & Sewer System Revenue, Revenue Bonds, Series B, 5.000% due 10/1/44	10,431,318
		County of Miami-Dade Seaport Department, Revenue Bonds:
2,430,000	A3(a)	Series A, 5.000% due 10/1/32(c)	2,678,711
1,250,000	A3(a)	Series A, 5.000% due 10/1/47(c)	1,279,824

Schedules of Investments

November 30, 2023 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
Florida - 7.1% - (continued)
		Duval County Public Schools, COP:
$125,000	A+	Series B, 5.000% due 7/1/27	$128,383
30,000	A+	Series B, 5.000% due 7/1/28	30,803
190,000	A+	Series B, 5.000% due 7/1/30	194,936
		Florida Development Finance Corp., Revenue Bonds:
1,125,000	NR	6.125% due 7/1/32(b)(c)(d)	1,128,140
600,000	NR	Series A, 6.750% due 6/15/53(d)	608,389
1,600,000	NR	Florida Higher Educational Facilities Financial Authority, Revenue Bonds, 5.000% due 6/1/48(d)	1,403,432
2,000,000	A	Florida Insurance Assistance Interlocal Agency Inc., Revenue Bonds, Series A1, 5.000% due 9/1/25	2,038,540
		Florida Municipal Power Agency, Revenue Bonds:
30,000	A2(a)	5.000% due 10/1/24	30,413
45,000	A2(a)	5.000% due 10/1/27	46,261
55,000	A2(a)	Series A, 5.000% due 10/1/30	57,250
60,000	A2(a)	Series A, 5.000% due 10/1/31	62,388
		Greater Orlando Aviation Authority, Revenue Bonds:
1,000,000	NR	5.000% due 11/15/36(c)	989,520
100,000	A+	Series A, Prerefunded 10/1/27 @ 100, 5.000% due 10/1/28(c)(e)	106,479
60,000	A+	Series A, Prerefunded 10/1/27 @ 100, 5.000% due 10/1/30(c)(e)	63,887
		Halifax Hospital Medical Center, Revenue Bonds:
35,000	A-	Series Prerefunded 6/1/25 @ 100, 5.000% due 6/1/28(e)	35,968
70,000	A-	Series Prerefunded 6/1/25 @ 100, 5.000% due 6/1/35(e)	71,935
		Hillsborough County Port District, Revenue Bonds:
850,000	A+(f)	Series B, 5.000% due 6/1/33(c)	899,143
185,000	A+(f)	Series B, 5.000% due 6/1/38(c)	190,396
75,000	AA-	Indian River County District School Board, COP, Series A, 5.000% due 7/1/24	75,647
		JEA Electric System Revenue, Revenue Bonds:
200,000	A	Series B, 5.000% due 10/1/26	210,893
5,000,000	A+	Series C1, 3.220% due 10/1/34(b)	5,000,000
		Lake County School Board, COP, AGM:
30,000	AA	Series A, Prerefunded 6/1/24 @ 100, 5.000% due 6/1/25(e)	30,216
50,000	AA	Series A, Prerefunded 6/1/24 @ 100, 5.000% due 6/1/26(e)	50,359
15,000	AA	Series A, Prerefunded 6/1/24 @ 100, 5.000% due 6/1/28(e)	15,108
500,000	NR	Lakewood Ranch Stewardship District, Special Assessment, 6.300% due 5/1/54	507,419
		Lee Memorial Health System, Revenue Bonds:
550,000	A+	Series A1, 5.000% due 4/1/33	590,616
515,000	A+	Series A1, 5.000% due 4/1/35	550,463
755,000	A+	Series A2, 5.000% due 4/1/33(b)	774,007
2,000,000	A-	Miami-Dade County Educational Facilities Authority, Revenue Bonds, Series B, AMBAC-Insured, 5.250% due 4/1/25	2,045,512
		Miami-Dade County Expressway Authority, Revenue Bonds:
45,000	A	Series A, 5.000% due 7/1/31	46,506
115,000	A	Series A, 5.000% due 7/1/32	118,877
95,000	A	Series A, 5.000% due 7/1/33	98,179
30,000	A	Series A, 5.000% due 7/1/34	30,982
235,000	A	Series A, 5.000% due 7/1/40	235,059
85,000	A	Series A, 5.000% due 7/1/44	85,108
200,000	A+	Orange County Health Facilities Authority, Revenue Bonds, Series A, 5.000% due 10/1/39	203,705
200,000	Aa2(a)	Orange County School Board, COP, Series C, Prerefunded 8/1/25 @ 100, 5.000% due 8/1/29(e)	206,040
		Palm Beach County Health Facilities Authority, Revenue Bonds:
10,000	WD(f)	5.000% due 12/1/23	10,000
20,000	WD(f)	5.000% due 12/1/24	20,317

Schedules of Investments

November 30, 2023 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
Florida - 7.1% - (continued)
		Palm Beach County School District, COP:
$40,000	Aa3(a)	Series A, 5.000% due 8/1/24	$40,449
705,000	Aa3(a)	Series A, 5.000% due 8/1/26	743,287
300,000	Aa3(a)	Series B, 5.000% due 8/1/26	308,634
240,000	Aa3(a)	Series B, 5.000% due 8/1/27	246,712
695,000	Aa3(a)	Series D, 5.000% due 8/1/26	715,003
315,000	Aa3(a)	Series D, 5.000% due 8/1/27	323,809
110,000	Aa3(a)	Series D, 5.000% due 8/1/28	113,022
300,000	AA	Pasco County School Board, COP, Series D, AGM-Insured, 5.000% due 8/1/30	339,005
		School Board of Miami-Dade County, COP:
120,000	AA	AGM, Series A, 5.000% due 5/1/27	122,822
570,000	A+	Series A, 5.000% due 5/1/31	592,834
220,000	A+	Series B, 5.000% due 8/1/27	230,603
395,000	A+	Series B, 5.000% due 5/1/28	403,242
340,000	A+	Series D, 5.000% due 11/1/24	344,863
355,000	A+	Series D, 5.000% due 11/1/25	360,463
230,000	A+	Series D, 5.000% due 11/1/26	233,229
115,000	A+	Series D, 5.000% due 2/1/29	118,925
190,000	A+	Series D, 5.000% due 2/1/30	196,364
		School District of Broward County, COP:
330,000	A+	Series A, 5.000% due 7/1/26	338,723
265,000	A+	Series A, 5.000% due 7/1/27	272,499
115,000	A+	Series A, 5.000% due 7/1/28	118,058
70,000	A+	Series A, 5.000% due 7/1/32	72,433
335,000	A+	Series B, 5.000% due 7/1/26	343,855
230,000	A+	Series B, 5.000% due 7/1/27	236,508
390,000	A+	Series B, 5.000% due 7/1/28	400,369
50,000	Aa3(a)	Seminole County School Board, COP, Series C, 5.000% due 7/1/24	50,488
115,000	AA	South Florida Water Management District, COP, 5.000% due 10/1/30	119,889
75,000	AA-	South Miami Health Facilities Authority, Revenue Bonds, 5.000% due 8/15/24	75,789
5,995,000	AAA	State of Florida, GO, 5.000% due 7/1/32	6,525,318
70,000	AA+	Tampa Bay Water, Revenue Bonds, Series A, NPFG, 6.000% due 10/1/29	82,224
		Volusia County Educational Facility Authority, Revenue Bonds:
150,000	A2(a)	4.000% due 10/15/36	150,943
80,000	A2(a)	5.000% due 10/15/44	82,784
150,000	A2(a)	5.000% due 10/15/49	154,049
		Volusia County School Board, COP:
600,000	Aa3(a)	5.000% due 8/1/24	606,729
145,000	AA	Series A, 5.000% due 8/1/32	149,836
		Total Florida	61,595,267
Georgia - 1.7%
		City of Atlanta GA Water & Wastewater Revenue, Revenue Bonds:
30,000	AA-	5.000% due 11/1/27	30,787
70,000	AA-	5.000% due 11/1/29	71,769
2,000,000	AA-	5.000% due 11/1/40	2,029,387
		Development Authority of Burke County, Revenue Bonds:
600,000	BBB+	1.700% due 12/1/49(b)	585,514
830,000	BBB+	2.925% due 11/1/53(b)	825,454
1,000,000	Ba3(a)	Development Authority Of The City Of Marietta, Revenue Bonds, Series A, 5.000% due 11/1/37(d)	903,019
155,000	AA-	Fulton County Development Authority, Revenue Bonds, 5.000% due 6/15/44	163,228
		Main Street Natural Gas Inc., Revenue Bonds:
840,000	AA-(f)	Series C, 4.000% due 8/1/48(b)	840,000

Schedules of Investments

November 30, 2023 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
Georgia - 1.7% - (continued)
$2,000,000	BBB-	Series C, 4.000% due 8/1/52(b)(d)	$1,898,002
1,500,000	Aa1(a)	Series C, 5.000% due 9/1/53(b)	1,566,874
		Municipal Electric Authority of Georgia, Revenue Bonds:
160,000	A-	Series A, 5.000% due 1/1/27	167,649
145,000	A-	Series A, 5.000% due 1/1/30	155,490
105,000	A	Series GG, 5.000% due 1/1/24	105,087
35,000	A	Series GG, 5.000% due 1/1/25	35,031
145,000	A	Series GG, 5.000% due 1/1/26	145,106
40,000	AA-	Municipal Gas Authority of Georgia, Revenue Bonds, Series U, 5.000% due 10/1/24	40,524
5,000,000	AAA	State of Georgia, GO, Series A, 5.000% due 7/1/29	5,492,738
		Total Georgia	15,055,659
Hawaii - 1.2%
2,500,000	Aa2(a)	City & County Honolulu HI Wastewater System Revenue, Revenue Bonds, Series A, 4.125% due 7/1/47	2,473,270
		City & County of Honolulu HI, GO:
7,105,000	Aa2(a)	Series C, 4.000% due 10/1/32	7,238,157
90,000	Aa2(a)	Series D, 5.000% due 9/1/26	95,167
500,000	AA+	State of Hawaii, GO, Series FH, 5.000% due 10/1/28	526,885
		Total Hawaii	10,333,479
Idaho - 0.8%
1,500,000	NR	Idaho Falls Auditorium District, COP, 5.250% due 5/15/51(d)	1,397,033
1,000,000	NR	Idaho Health Facilities Authority, Revenue Bonds, 7.125% due 11/1/57	1,034,112
		Idaho Housing & Finance Association, Revenue Bonds:
35,000	A2(a)	5.000% due 7/15/24	35,365
95,000	A2(a)	5.000% due 7/15/27	101,960
1,000,000	Aa1(a)	5.000% due 8/15/41	1,103,784
50,000	Aa1(a)	Series A, 4.000% due 1/1/50	49,617
250,000	A2(a)	Series A, 5.000% due 7/15/30	279,441
250,000	A2(a)	Series A, 5.000% due 7/15/31	282,417
2,380,000	Aa1(a)	Kootenai County School District No 271 Coeur d'Alene, GO, 4.000% due 9/15/28	2,462,833
		Total Idaho	6,746,562
Illinois - 4.3%
		Chicago Board of Education, GO:
1,040,000	BB+	Series A, 5.000% due 12/1/47	991,662
2,500,000	BB+	Series E, 5.125% due 12/1/32	2,504,156
2,075,000	AA	Chicago Board of Education Dedicated Capital Improvement Tax, Revenue Bonds, 5.750% due 4/1/48	2,236,940
		Chicago Midway International Airport, Revenue Bonds:
65,000	A	Series A, 5.000% due 1/1/29(c)	66,080
100,000	A	Series A, 5.000% due 1/1/30(c)	101,642
70,000	A	Series A, 5.000% due 1/1/31(c)	71,060
190,000	A	Series A, 5.000% due 1/1/32(c)	190,009
95,000	A	Series B, 5.000% due 1/1/24	95,102
		Chicago O'Hare International Airport, Revenue Bonds:
75,000	BBB+	5.000% due 7/1/38(c)	75,748
125,000	A+	Series A, 5.000% due 1/1/24(c)	125,097
270,000	A+	Series A, 5.000% due 1/1/29	284,892
200,000	A+	Series A, 5.000% due 1/1/48(c)	203,132
285,000	A+	Series B, 5.000% due 1/1/32	288,582
1,635,000	A+	Series B, 5.000% due 1/1/41	1,659,673
120,000	A+	Series B, 5.000% due 1/1/53	122,210
45,000	A+	Series C, 5.000% due 1/1/24	45,055
65,000	A+	Series C, 5.000% due 1/1/25	66,218

Schedules of Investments

November 30, 2023 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
Illinois - 4.3% - (continued)
$60,000	A+	Series C, 5.000% due 1/1/26	$62,443
80,000	A+	Series C, 5.000% due 1/1/34	82,319
60,000	A+	Series D, 5.000% due 1/1/27(c)	62,441
15,000	A+	Series D, 5.000% due 1/1/28(c)	15,640
85,000	A+	Series D, 5.000% due 1/1/31(c)	88,512
45,000	A+	Series D, 5.000% due 1/1/33(c)	46,821
1,000,000	A+	City of Chicago IL Wastewater Transmission Revenue, Revenue Bonds, 5.000% due 1/1/33	1,000,442
1,000,000	AA	City of Chicago IL Waterworks Revenue, Revenue Bonds, Series A, AGM-Insured, 5.500% due 11/1/62	1,079,297
155,000	Aaa(a)	Cook Kane Lake & McHenry Counties Community College District No 512, GO, Series B, 5.000% due 12/1/24	157,469
500,000	A+	County of Cook IL, GO, Series A, 5.000% due 11/15/24	507,485
35,000	Aa3(a)	Grundy & Will Counties Community Unit School District No 1 Coal City, GO, 5.000% due 2/1/29(g)	36,954
		Illinois Finance Authority, Revenue Bonds:
60,000	AA+	5.000% due 7/15/26	62,917
75,000	A+	5.000% due 11/15/26	75,056
25,000	A3(a)	5.000% due 8/15/27	25,548
70,000	A	5.000% due 5/15/28	72,455
60,000	AA+	5.000% due 7/15/28	64,710
40,000	A	5.000% due 5/15/29	41,287
25,000	A+	5.000% due 11/15/29	25,018
110,000	A2(a)	5.000% due 12/1/29	113,499
145,000	AAA	5.000% due 1/1/30	153,828
330,000	AA-	5.000% due 8/15/30	367,582
255,000	AAA	5.000% due 7/1/31	270,673
175,000	A3(a)	5.000% due 8/15/35	177,306
100,000	A2(a)	5.000% due 12/1/46	100,897
25,000	BBB+	5.000% due 8/1/49	25,095
495,000	AA-	Series A, 5.000% due 2/15/24	496,504
95,000	AA-	Series A, 5.000% due 2/15/25	96,717
45,000	AA-	Series A, 5.000% due 2/15/26	46,665
30,000	A	Series A, 5.000% due 11/15/27	30,791
35,000	A	Series A, 5.000% due 11/15/28	35,886
55,000	A	Series A, 5.000% due 11/15/29	56,268
100,000	A	Series A, 5.000% due 11/15/32	101,640
60,000	A+	Series A, 5.000% due 11/15/34	60,627
2,000,000	A+	Series A, 5.000% due 11/15/38	2,007,691
20,000	BBB+	Series A, 5.000% due 8/1/47	20,110
75,000	Aa3(a)	Series A, Prerefunded 7/1/26 @ 100, 5.000% due 7/1/30(e)	78,848
50,000	Aa3(a)	Series A, Prerefunded 7/1/26 @ 100, 5.000% due 7/1/34(e)	52,565
255,000	Aa3(a)	Series A, Prerefunded 7/1/26 @ 100, 5.000% due 7/1/36(e)	268,082
95,000	WD(f)	Series A, Prerefunded 8/15/26 @ 100, 5.000% due 8/15/33(e)	99,500
15,000	WD(f)	Series A, Prerefunded 9/1/24 @ 100, 5.000% due 9/1/34(e)	15,186
85,000	A+	Series B, 5.000% due 11/15/26	86,673
35,000	AA+	Series C, 3.750% due 2/15/34	34,245
160,000	AA+	Series C, 4.000% due 2/15/36	161,057
15,000	AA+	Series C, 5.000% due 2/15/24	15,049
75,000	AA+	Series C, 5.000% due 2/15/26	77,743
200,000	AA+	Series C, 5.000% due 2/15/28	210,613
135,000	AA+	Series C, 5.000% due 2/15/29	141,593
50,000	AA+	Series C, 5.000% due 2/15/31	52,256
365,000	AA+	Series C, 5.000% due 2/15/32	380,969
145,000	AA+	Series C, 5.000% due 2/15/33	151,109

Schedules of Investments

November 30, 2023 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
Illinois - 4.3% - (continued)
$65,000	AA+	Series C, 5.000% due 2/15/36	$67,013
205,000	AA+	Series C, 5.000% due 2/15/41	208,686
170,000	AA-	Series Prerefunded 1/1/27 @ 100, 5.000% due 1/1/36(e)	180,221
870,000	AA-	Series Prerefunded 1/1/28 @ 100, 5.000% due 1/1/38(e)	938,915
1,300,000	AA-	Series Prerefunded 1/1/28 @ 100, 5.000% due 1/1/44(e)	1,402,977
20,000	NR	Series Prerefunded 2/15/27 @ 100, 4.000% due 2/15/41(e)	20,553
		Illinois Municipal Electric Agency, Revenue Bonds:
290,000	A	Series A, 5.000% due 2/1/28	297,196
105,000	A	Series A, 5.000% due 2/1/31	107,197
1,000,000	A	Series A, 5.000% due 2/1/32	1,020,111
		Illinois State Toll Highway Authority, Revenue Bonds:
50,000	AA-	Series A, 5.000% due 12/1/31	51,647
1,500,000	AA-	Series B, 5.000% due 1/1/36	1,501,166
175,000	AA-	Series D, 5.000% due 1/1/24	175,239
		Kane McHenry Cook & De Kalb Counties Unit School District No 300, GO:
260,000	AA	5.000% due 1/1/26	263,601
55,000	AA	5.000% due 1/1/29	58,460
1,045,000	Aa1(a)	Maine Township High School District No 207, GO, Series 2022, 4.000% due 12/1/25	1,060,893
230,000	AA	McHenry & Kane Counties Community Consolidated School District No 158 Huntley, GO, AGM, zero coupon, due 1/1/24	229,364
		McHenry County Community Unit School District No 200 Woodstock, GO:
225,000	Aa2(a)	Series B, NPFG, zero coupon, due 1/15/25	215,962
170,000	Aa2(a)	Series B, NPFG, zero coupon, due 1/15/26	157,504
215,000	NR	Series NPFG, zero coupon, due 1/15/24	214,131
		McHenry County Conservation District, GO:
65,000	AA+	5.000% due 2/1/24	65,174
175,000	AA+	5.000% due 2/1/27	178,627
2,000,000	A	Metropolitan Pier & Exposition Authority, Revenue Bonds, 5.000% due 6/15/52	2,008,165
		State of Illinois, GO:
225,000	A-	5.000% due 6/1/25	229,588
270,000	A-	5.000% due 2/1/27	279,029
180,000	A-	5.000% due 2/1/28	188,615
60,000	A-	5.000% due 4/1/28	60,080
25,000	A-	5.000% due 5/1/28	25,045
165,000	A-	5.000% due 2/1/29	172,688
70,000	A-	5.000% due 5/1/32	70,115
190,000	A-	5.000% due 5/1/33	190,367
305,000	A-	5.250% due 2/1/31	305,094
2,000,000	A-	Series A, 5.000% due 3/1/29	2,154,242
365,000	A-	Series B, 5.000% due 9/1/24	368,598
405,000	A-	Series D, 5.000% due 11/1/25	415,853
390,000	A-	Series D, 5.000% due 11/1/26	406,671
1,000,000	AAA	Village of Schaumburg IL, GO, 4.000% due 12/1/33	1,035,567
		Will County Community Unit School District No 365-U Valley View, GO:
2,420,000	Aa1(a)	Series A, 5.000% due 11/1/25	2,498,684
165,000	AA	Series B, AGM, zero coupon, due 11/1/26	150,061
		Total Illinois	37,594,438
Indiana - 2.9%
315,000	A+	City of Indianapolis IN Thermal Energy System Revenue, Revenue Bonds, Series A, 5.000% due 10/1/24	319,669
805,000	NR	City of Valparaiso IN, Revenue Bonds, 7.000% due 1/1/44(c)	805,971
370,000	A-	City of Whiting IN, Revenue Bonds, 5.000% due 12/1/44(b)(c)	373,983
300,000	A-	County of St Joseph IN, Revenue Bonds, 4.000% due 4/1/38	284,825

Schedules of Investments

November 30, 2023 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
Indiana - 2.9% - (continued)
		Indiana Finance Authority, Revenue Bonds:
$30,000	AA-	5.000% due 9/1/26	$31,399
15,000	AA-	5.000% due 9/1/29	15,736
240,000	AA-	5.000% due 3/1/36	243,059
60,000	AA-	5.000% due 9/1/36	62,092
1,000,000	AAA	5.000% due 2/1/39	1,114,448
4,050,000	AAA	5.000% due 2/1/40	4,504,050
4,255,000	AAA	5.000% due 2/1/41	4,718,032
70,000	AA	Series A, 5.000% due 10/1/26	71,007
250,000	AA	Series A, 5.000% due 10/1/38	278,869
320,000	AA	Series B, 2.250% due 12/1/58(b)	312,878
7,500,000	AA+	Indiana Health Facility Financing Authority, Revenue Bonds, Series E6, 3.320% due 11/15/39(b)	7,500,000
185,000	Aaa(a)	Indiana Housing & Community Development Authority, Revenue Bonds, Series B, 3.500% due 1/1/49	181,605
515,000	AAA	Indiana University, Revenue Bonds, Series W1, 5.000% due 8/1/26	521,126
		Indianapolis Local Public Improvement Bond Bank, Revenue Bonds:
255,000	A1(a)	5.000% due 1/1/25(c)	258,265
550,000	A1(a)	5.000% due 1/1/35(c)	602,477
550,000	A1(a)	5.250% due 1/1/36(c)	609,517
600,000	A1(a)	5.250% due 1/1/37(c)	658,248
1,500,000	A1(a)	5.250% due 1/1/41(c)	1,602,524
		Total Indiana	25,069,780
Iowa - 1.2%
1,155,000	Aa1(a)	City of Cedar Rapids IA, GO, Series A, 5.000% due 6/1/25	1,165,342
		Iowa Finance Authority, Revenue Bonds:
1,000,000	BB+	4.750% due 8/1/42	952,340
2,000,000	BBB-	5.000% due 12/1/50	1,965,091
6,440,000	A3(a)	PEFA Inc., Revenue Bonds, 5.000% due 9/1/49(b)	6,532,766
		Total Iowa	10,615,539
Kansas - 0.0%
25,000	SP-1+	City of Maize KS, GO, Series B, 4.000% due 10/1/26	25,095
		Wyandotte County-Kansas City Unified Government Utility System Revenue, Revenue Bonds:
30,000	A	Series A, 5.000% due 9/1/30	30,759
35,000	A	Series A, 5.000% due 9/1/32	35,873
		Total Kansas	91,727
Kentucky - 1.4%
		Kenton County Airport Board, Revenue Bonds:
25,000	A1(a)	5.000% due 1/1/25	25,482
15,000	A1(a)	5.000% due 1/1/26	15,611
45,000	A1(a)	5.000% due 1/1/29	46,407
50,000	A1(a)	5.000% due 1/1/30	51,423
5,000,000	A2(a)	Kentucky Public Energy Authority, Revenue Bonds, Series B, 4.000% due 1/1/49(b)	4,963,392
		Kentucky State Property & Building Commission, Revenue Bonds:
160,000	A	5.000% due 4/1/27	170,770
145,000	A	5.000% due 5/1/28	156,708
15,000	A	5.000% due 5/1/29	16,171
40,000	AA	5.000% due 5/1/31	43,328
165,000	A	Series A, 5.000% due 2/1/29	171,050
170,000	A	Series A, 5.000% due 2/1/30	176,017
65,000	A	Series A, 5.000% due 2/1/32	67,122
80,000	A	Series A, 5.000% due 2/1/33	82,595
325,000	A	Series B, 5.000% due 11/1/26	344,456
35,000	A1(a)	Series D, 5.000% due 5/1/26	36,676

Schedules of Investments

November 30, 2023 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
Kentucky - 1.4% - (continued)
$30,000	A1(a)	Series D, 5.000% due 5/1/27	$32,054
30,000	A1(a)	Series D, 5.000% due 5/1/28	31,918
2,000,000	AA	Louisville & Jefferson County Metropolitan Sewer District, Revenue Bonds, Series A, 3.000% due 5/15/44	1,542,187
		Louisville/Jefferson County Metropolitan Government, Revenue Bonds:
3,200,000	A	5.000% due 10/1/47(b)	3,415,024
525,000	A	Series A, 5.000% due 10/1/29	541,684
		Total Kentucky	11,930,075
Louisiana - 1.2%
2,500,000	AA-	East Baton Rouge Sewerage Commission, Revenue Bonds, Series A, 4.000% due 2/1/45	2,422,672
265,000	AA+	Lafayette Parish School Board Sale Tax Revenue, Revenue Bonds, 5.000% due 4/1/37	297,356
2,800,000	A1(a)	Louisiana Local Government Environmental Facilities & Community Development Auth, Revenue Bonds, 5.000% due 8/15/37	2,889,793
1,500,000	AA	Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue Bonds, 5.000% due 10/1/26	1,573,801
85,000	A+	Louisiana Public Facilities Authority, Revenue Bonds, Series A, 5.000% due 12/15/23	85,039
		New Orleans Aviation Board, Revenue Bonds:
70,000	A	Series B, 5.000% due 1/1/24(c)	70,053
85,000	A	Series B, 5.000% due 1/1/25(c)	86,052
65,000	A	Series B, 5.000% due 1/1/27(c)	65,539
10,000	A	Series B, 5.000% due 1/1/29(c)	10,361
20,000	A	Series B, 5.000% due 1/1/31(c)	20,691
20,000	A	Series B, 5.000% due 1/1/36(c)	20,533
15,000	A	Series B, 5.000% due 1/1/37(c)	15,334
20,000	A	Series D2, 5.000% due 1/1/26(c)	20,477
15,000	A	Series D2, 5.000% due 1/1/29(c)	15,542
20,000	A	Series D2, 5.000% due 1/1/30(c)	20,699
45,000	A	Series D2, 5.000% due 1/1/32(c)	46,495
35,000	A	Series D2, 5.000% due 1/1/35(c)	36,047
15,000	A	Series D2, 5.000% due 1/1/38(c)	15,224
1,000,000	BB-	Parish of St James LA, Revenue Bonds, Series 2, 6.350% due 10/1/40(d)	1,075,195
450,000	BBB-	Parish of St John the Baptist LA, Revenue Bonds, 4.050% due 6/1/37(b)	447,381
1,000,000	A2(a)	St John the Baptist Parish School District No 1, GO, 5.250% due 3/1/37	1,082,707
		Total Louisiana	10,316,991
Maine - 0.2%
2,500,000	AA+	Maine State Housing Authority, Revenue Bonds, Series B, 3.150% due 11/15/39	2,125,824
60,000	AA-	Maine Turnpike Authority, Revenue Bonds, 5.000% due 7/1/27	61,847
		Total Maine	2,187,671
Maryland - 1.7%
600,000	NR	Anne Arundel County Consolidated Special Taxing District, Special Tax, 5.125% due 7/1/36	601,208
		City of Baltimore MD, Revenue Bonds:
105,000	AA-	Series C, 5.000% due 7/1/28	110,911
195,000	AA-	Series C, 5.000% due 7/1/31	205,632
200,000	AA-	Series C, 5.000% due 7/1/33	210,723
170,000	A+	Series D, 5.000% due 7/1/33	179,114
5,805,000	AAA	County of Prince George's MD, GO, Series A, 5.000% due 7/15/29	6,394,394
		Maryland Community Development Administration, Revenue Bonds:
175,000	Aa1(a)	Series B, 4.000% due 9/1/49	173,578
185,000	Aa1(a)	Series C, 3.500% due 3/1/50	181,298
320,000	Aa1(a)	Series C, 5.000% due 9/1/28	344,783
390,000	BB	Maryland Economic Development Corp., Revenue Bonds, 5.750% due 9/1/25	390,539
2,000,000	NR	Maryland Economic Development Corp., Special Tax, 4.000% due 9/1/50	1,610,872

Schedules of Investments

November 30, 2023 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
Maryland - 1.7% - (continued)
		Maryland Health & Higher Educational Facilities Authority, Revenue Bonds:
$155,000	BBB+	Series A, 4.000% due 7/1/42	$139,480
65,000	BBB+	Series A, 5.000% due 7/1/33	66,532
50,000	BBB+	Series A, 5.000% due 7/1/34	51,235
20,000	BBB+	Series A, 5.000% due 7/1/35	20,470
50,000	BBB+	Series A, 5.000% due 7/1/36	51,021
1,405,000	Baa3(a)	Series A, 5.500% due 1/1/46	1,418,580
3,000,000	AAA	State of Maryland Department of Transportation, Revenue Bonds, 3.500% due 10/1/33	3,002,267
		Total Maryland	15,152,637
Massachusetts - 1.6%
		Commonwealth of Massachusetts, GO:
2,640,000	AA+	5.000% due 5/1/41	2,930,222
1,500,000	AA+	Series E, 5.000% due 11/1/45	1,630,940
		Massachusetts Bay Transportation Authority Sales Tax Revenue, Revenue Bonds:
45,000	AA+	Series A, 5.000% due 7/1/45	45,539
2,500,000	AA+	Series A, Prerefunded 7/1/24 @ 100, 5.000% due 7/1/37(e)	2,525,280
1,220,000	AA+	Series A1, 5.000% due 7/1/41	1,354,031
		Massachusetts Development Finance Agency, Revenue Bonds:
115,000	AA-	5.000% due 7/1/24	116,189
50,000	A	5.000% due 7/1/30	53,865
235,000	A	5.000% due 7/1/31	253,357
1,000,000	AA-	5.000% due 7/1/35	1,038,333
2,500,000	AAA	Series A, 4.000% due 7/15/36	2,533,370
585,000	A+	Series S1, 5.000% due 10/1/24	593,289
335,000	AA-	Series S4, 5.000% due 7/1/38(b)	335,721
500,000	AA	Massachusetts Port Authority, Revenue Bonds, Series E, 5.000% due 7/1/31(c)	548,968
		Total Massachusetts	13,959,104
Michigan - 1.7%
160,000	AA	City of Detroit MI Sewage Disposal System Revenue, Revenue Bonds, Series D, AGM-Insured, 4.390% due 7/1/32(b)	148,491
2,155,000	AA+	County of Kalamazoo MI, GO, 3.000% due 5/1/32	2,065,854
155,000	AA	Detroit Downtown Development Authority, Special Tax, Series A, AGM-Insured, 5.000% due 7/1/37	155,651
		Grand Rapids Public Schools, GO, AGM:
40,000	AA	5.000% due 5/1/27	42,484
55,000	AA	5.000% due 5/1/29	58,276
100,000	AA	5.000% due 5/1/30	103,814
145,000	AA	5.000% due 5/1/31	150,360
20,000	AA	5.000% due 5/1/32	20,716
90,000	AA	5.000% due 5/1/33	93,285
		Kalamazoo Hospital Finance Authority, Revenue Bonds:
100,000	A2(a)	5.000% due 5/15/27	103,721
75,000	A2(a)	5.000% due 5/15/28	77,631
		Michigan Finance Authority, Revenue Bonds:
45,000	AA-	5.000% due 12/1/23	45,000
750,000	Aa3(a)	5.000% due 11/1/24	762,413
50,000	AA-	5.000% due 12/1/24	50,787
85,000	AA-	5.000% due 12/1/25	87,887
40,000	AA-	5.000% due 12/1/26	42,207
35,000	AA-	5.000% due 12/1/27	37,568
60,000	AA-	5.000% due 12/1/28	64,644
315,000	A	5.000% due 11/15/32	325,671
735,000	AA-	5.000% due 12/1/44(b)	747,220

Schedules of Investments

November 30, 2023 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
Michigan - 1.7% - (continued)
$10,000	AA-	Series D1, 5.000% due 7/1/27	$10,210
30,000	AA-	Series D1, 5.000% due 7/1/29	30,705
35,000	AA-	Series D1, 5.000% due 7/1/31	35,720
30,000	AA-	Series D1, 5.000% due 7/1/32	30,319
25,000	AA-	Series D1, 5.000% due 7/1/33	25,583
		Michigan State Building Authority, Revenue Bonds:
495,000	AA-	Series I, 5.000% due 10/15/34	515,845
80,000	AA-	Series I, 5.000% due 4/15/35	83,309
		Michigan State Hospital Finance Authority, Revenue Bonds:
710,000	AA+	4.000% due 11/15/47(b)	711,439
45,000	AA-	Series C, 5.000% due 12/1/24	45,708
60,000	AA-	Series C, 5.000% due 12/1/26	63,310
40,000	AA-	Series C, 5.000% due 12/1/27	42,935
60,000	AA-	Series C, 5.000% due 12/1/28	64,316
500,000	BB	Michigan Strategic Fund, Revenue Bonds, 4.000% due 10/1/61(b)(c)	489,522
2,590,000	Aa2(a)	Plymouth-Canton Community School District, GO, 5.000% due 5/1/40	2,845,705
90,000	AA-	Portage Public Schools, GO, 5.000% due 11/1/29	93,857
60,000	Aa3(a)	Royal Oak Hospital Finance Authority, Revenue Bonds, Series Prerefunded 3/1/24 @ 100, 5.000% due 9/1/24(e)	60,233
1,500,000	Aa1(a)	State of Michigan, GO, Series A, 4.000% due 5/15/38	1,524,196
1,295,000	Aa1(a)	Thornapple Kellogg School District, GO, 5.000% due 5/1/43	1,355,597
		Warren Consolidated Schools, GO:
130,000	AA	5.000% due 5/1/30	135,510
140,000	AA	5.000% due 5/1/31	145,405
145,000	AA	5.000% due 5/1/32	150,428
		Wayne County Airport Authority, Revenue Bonds:
5,000	A	Series A, 5.000% due 12/1/29	5,323
10,000	A	Series A, 5.000% due 12/1/30	10,640
10,000	A	Series A, 5.000% due 12/1/31	10,634
15,000	A	Series A, 5.000% due 12/1/36	15,770
620,000	A	Series B, 5.000% due 12/1/29(c)	648,888
15,000	A	Series B, 5.000% due 12/1/30(c)	15,691
15,000	A	Series B, 5.000% due 12/1/31(c)	15,682
10,000	A	Series B, 5.000% due 12/1/33(c)	10,443
25,000	A	Series B, 5.000% due 12/1/36(c)	25,841
65,000	A	Series C, 5.000% due 12/1/23	65,000
70,000	A	Series C, 5.000% due 12/1/24	71,204
70,000	A	Series C, 5.000% due 12/1/25	72,583
45,000	A	Series C, 5.000% due 12/1/26	47,681
45,000	A	Series C, 5.000% due 12/1/27	48,565
		Total Michigan	14,707,477
Minnesota - 1.5%
2,500,000	AAA	Metropolitan Council, GO, Series I, 3.000% due 3/1/27	2,499,989
		State of Minnesota, GO:
5,000,000	AAA	Series A, 5.000% due 8/1/37	5,386,724
4,835,000	AAA	Series B, 5.000% due 8/1/27	5,225,321
		Total Minnesota	13,112,034
Mississippi - 0.8%
1,500,000	NR	Mississippi Business Finance Corp., Revenue Bonds, 5.000% due 2/1/36(b)(c)(d)	1,434,166
		Mississippi Hospital Equipment & Facilities Authority, Revenue Bonds:
170,000	A+	5.000% due 10/1/40(b)	176,663
435,000	A3(a)	Series A, 5.000% due 1/1/34	465,306
225,000	A3(a)	Series B, 5.000% due 1/1/30	240,224

Schedules of Investments

November 30, 2023 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
Mississippi - 0.8% - (continued)
		State of Mississippi, GO:
$160,000	AA	Series A, 5.000% due 10/1/30	$171,328
4,000,000	AA	Series C, 5.000% due 10/1/35	4,317,408
		Total Mississippi	6,805,095
Missouri - 1.3%
2,550,000	AA+	Grain Valley No R-V School District, GO, Series A, 5.000% due 3/1/35	2,707,135
		Health & Educational Facilities Authority of the State of Missouri, Revenue Bonds:
30,000	AA-	5.000% due 5/15/29	31,039
30,000	AA-	5.000% due 5/15/30	30,952
30,000	AA-	5.000% due 5/15/31	30,944
85,000	AA-	5.000% due 5/15/36	87,191
20,000	A+	Series B, 4.000% due 2/1/40	19,224
70,000	A+	Series B, 5.000% due 2/1/30	71,411
80,000	A+	Series B, 5.000% due 2/1/32	81,474
65,000	A+	Series B, 5.000% due 2/1/36	66,101
2,500,000	AAA	Metropolitan St Louis Sewer District, Revenue Bonds, Series A, 5.000% due 5/1/37	2,631,374
2,100,000	AA-	Missouri Development Finance Board, Revenue Bonds, 5.500% due 5/1/41	2,321,897
3,450,000	AA+	Missouri Highway & Transportation Commission, Revenue Bonds, 5.000% due 5/1/25(h)	3,547,641
50,000	AA+	Missouri Housing Development Commission, Revenue Bonds, Series B, 4.000% due 5/1/50	49,628
		Total Missouri	11,676,011
Montana - 0.2%
		Montana Board of Housing, Revenue Bonds:
25,000	AA+	Series A1, 4.000% due 12/1/47(c)	24,890
25,000	AA+	Series B, 4.000% due 6/1/50	24,836
		Montana Facility Finance Authority, Revenue Bonds:
60,000	A+(f)	5.000% due 2/15/24	60,130
60,000	A+(f)	5.000% due 2/15/25	60,880
90,000	A+(f)	5.000% due 2/15/26	92,462
1,390,000	AA	Yellowstone & Carbon Counties School District No 7-70 Laurel, GO, 5.000% due 7/1/42	1,512,108
		Total Montana	1,775,306
Nebraska - 0.4%
		Nebraska Investment Finance Authority, Revenue Bonds:
130,000	AAA	Series B, 4.000% due 9/1/49(c)	128,402
120,000	AAA	Series E, 3.750% due 9/1/49(c)	118,240
		Nebraska Public Power District, Revenue Bonds:
115,000	A+	Series B, 5.000% due 1/1/31	118,640
125,000	A+	Series B, 5.000% due 1/1/34	128,602
155,000	A+	Series B, 5.000% due 1/1/36	159,061
1,815,000	A2(a)	Public Power Generation Agency, Revenue Bonds, 5.000% due 1/1/41	1,860,019
1,000,000	Aa3(a)	Ralston Public Schools, GO, 5.000% due 12/15/43	1,086,399
		Total Nebraska	3,599,363
Nevada - 0.8%
		Carson City NV, Revenue Bonds:
20,000	BBB+	5.000% due 9/1/24	20,177
15,000	BBB+	5.000% due 9/1/28	15,479
20,000	BBB+	5.000% due 9/1/30	20,531
20,000	BBB+	5.000% due 9/1/32	20,464
20,000	BBB+	5.000% due 9/1/34	20,419
2,000,000	AA-	Clark County School District, GO, Series A, 5.000% due 6/15/39	2,189,328
1,520,000	AAA	Clark County Water Reclamation District, GO, 4.000% due 7/1/35	1,527,923
2,750,000	AA+	County of Clark NV, GO, Series B, 4.000% due 11/1/34	2,786,502
		Las Vegas Valley Water District, GO:
85,000	AA	Series A, 5.000% due 6/1/32	88,915

Schedules of Investments

November 30, 2023 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
Nevada - 0.8% - (continued)
$145,000	AA	Series A, 5.000% due 6/1/33	$151,501
155,000	AA	Series A, 5.000% due 6/1/34	161,647
65,000	AA+	Nevada Housing Division, Revenue Bonds, Series B, 4.000% due 10/1/49	64,619
		Total Nevada	7,067,505
New Hampshire - 0.3%
		New Hampshire Business Finance Authority, Revenue Bonds:
1,000,000	B+	2.950% due 4/1/29(c)(d)	899,060
740,000	A-	Series A2, zero coupon, due 7/1/27(b)(c)	730,842
		New Hampshire Health & Education Facilities Authority Act, Revenue Bonds:
25,000	A-	4.000% due 10/1/38	23,299
40,000	AA-	5.000% due 7/1/24	40,413
35,000	BBB-	5.000% due 7/1/26	35,010
135,000	A-	5.000% due 10/1/26	140,086
145,000	A-	5.000% due 10/1/27	149,849
60,000	A-	5.000% due 10/1/28	61,803
70,000	AA-	5.000% due 7/1/30	75,034
65,000	A	5.000% due 8/1/30	68,725
210,000	A-	5.000% due 10/1/30	214,936
		Total New Hampshire	2,439,057
New Jersey - 2.0%
		Camden County Improvement Authority, Revenue Bonds:
60,000	A-	5.000% due 2/15/24	60,101
30,000	A-	Series Prerefunded 2/15/24 @ 100, 5.000% due 2/15/25(e)	30,094
		City of Bayonne NJ, GO:
45,000	AA	Series Prerefunded 7/1/26 @ 100, 5.000% due 7/1/31(e)	47,309
30,000	AA	Series Prerefunded 7/1/26 @ 100, 5.000% due 7/1/32(e)	31,539
30,000	AA	Series Prerefunded 7/1/26 @ 100, 5.000% due 7/1/33(e)	31,539
		New Jersey Economic Development Authority, Revenue Bonds:
850,000	A-	5.000% due 11/1/34	924,703
1,000,000	A-	Series EEE, 5.000% due 6/15/30	1,087,133
580,000	A-	Series XX, Prerefunded 6/15/25 @ 100, 5.000% due 6/15/26(e)	597,667
55,000	A3(a)	New Jersey Educational Facilities Authority, Revenue Bonds, Series A, 5.000% due 7/1/29	56,612
		New Jersey Health Care Facilities Financing Authority, Revenue Bonds:
15,000	AA	Series A, 5.000% due 7/1/28	15,725
45,000	AA	Series A, 5.000% due 7/1/33	46,927
620,000	AA-	Series B2, 5.000% due 7/1/42(b)	635,676
625,000	AA-	Series B3, 5.000% due 7/1/45(b)	648,244
		New Jersey Higher Education Student Assistance Authority, Revenue Bonds:
100,000	AA	Series 1A, 5.000% due 12/1/24(c)	101,057
115,000	Aa1(a)	Series A, 5.000% due 12/1/23	115,000
65,000	Aa1(a)	Series A, 5.000% due 12/1/24	66,054
125,000	Aa1(a)	Series A, 5.000% due 12/1/25	129,270
		New Jersey Transportation Trust Fund Authority, Revenue Bonds:
5,000,000	A+	5.000% due 6/15/24	5,044,303
435,000	A+	5.000% due 6/15/27	453,953
1,320,000	A-	5.000% due 12/15/28	1,443,677
200,000	A-	5.000% due 12/15/39	214,096
870,000	A-	Series A, zero coupon, due 12/15/27	756,640
195,000	A-	Series A, zero coupon, due 12/15/28	163,826
220,000	A-	Series A, 5.000% due 12/15/33	237,077
2,000,000	A-	Series A, 5.000% due 12/15/34	2,148,055
360,000	A-	Series AA, 5.000% due 6/15/25	363,262
215,000	A-	Series AA, 5.000% due 6/15/26	216,156

Schedules of Investments

November 30, 2023 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
New Jersey - 2.0% - (continued)
$1,525,000	AA-	New Jersey Turnpike Authority, Revenue Bonds, Series B, 5.000% due 1/1/46	$1,648,751
		Total New Jersey	17,314,446
New Mexico - 0.1%
490,000	AA	New Mexico Hospital Equipment Loan Council, Revenue Bonds, Series B, 5.000% due 8/1/49(b)	501,602
120,000	Aaa(a)	New Mexico Mortgage Finance Authority, Revenue Bonds, Series D, 3.750% due 1/1/50	118,205
		Total New Mexico	619,807
New York - 9.9%
1,430,000	Ba1(a)	Brooklyn Arena Local Development Corp., Revenue Bonds, zero coupon, due 7/15/46	423,887
		City of New York NY, GO:
1,000,000	AA	Series A, 5.000% due 8/1/40	1,113,762
2,035,000	AA	Series B1, 5.000% due 12/1/38	2,114,760
2,500,000	AA	Series B1, 5.000% due 12/1/41	2,587,218
500,000	AA	Series B1, 5.250% due 10/1/41	562,238
5,000,000	AA	Series D1, 5.000% due 12/1/34	5,424,450
1,000,000	AA	Series F1, 5.000% due 4/1/43	1,044,347
		Hudson Yards Infrastructure Corp., Revenue Bonds:
115,000	AA	Series A, 5.000% due 2/15/32	121,150
215,000	AA	Series A, 5.000% due 2/15/35	225,281
		Long Island Power Authority, Revenue Bonds:
1,020,000	A	Series B, 1.650% due 9/1/49(b)	1,003,809
40,000	A	Series B, 5.000% due 9/1/24	40,566
		Metropolitan Transportation Authority, Revenue Bonds:
1,780,000	AA	Series A, 5.250% due 11/15/27	1,888,881
125,000	A-	Series A1, 5.000% due 11/15/35	126,723
145,000	A-	Series A1, 5.000% due 11/15/36	146,690
245,000	A-	Series A2, 5.000% due 11/15/29	258,937
270,000	A-	Series B, 5.000% due 11/15/30	279,619
290,000	A-	Series C1, 5.000% due 11/15/27	300,997
685,000	A-	Series C1, 5.000% due 11/15/28	700,846
300,000	A-	Series C1, 5.000% due 11/15/31	321,186
1,985,000	A-	Series C1, 5.250% due 11/15/55	2,050,458
415,000	A-	Series D1, 5.000% due 11/15/30	418,155
370,000	A3(a)	MTA Hudson Rail Yards Trust Obligations, Revenue Bonds, Series A, 5.000% due 11/15/51	367,160
250,000	CCC+	Nassau County Tobacco Settlement Corp., Revenue Bonds, Series A3, 5.000% due 6/1/35	229,844
		New York City Municipal Water Finance Authority, Revenue Bonds:
4,285,000	AA+	3.250% due 6/15/50(b)	4,285,000
2,685,000	AA+	5.000% due 6/15/41	2,903,460
1,945,000	AA+	Series EE, 5.000% due 6/15/45	2,037,689
		New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds:
500,000	AAA	3.250% due 5/1/34(b)	500,000
1,500,000	AAA	Series A1, 4.000% due 11/1/37	1,522,133
3,200,000	AAA	Series A1, 5.000% due 8/1/41	3,530,326
2,185,000	AAA	Series A1, 5.000% due 8/1/43	2,391,143
1,775,000	AAA	Series B1, 5.000% due 11/1/36	1,779,484
275,000	AAA	Series C2, 5.000% due 5/1/32	298,522
1,000,000	AAA	Series C3, 5.000% due 5/1/41	1,052,358
1,000,000	AAA	Series E1, 5.000% due 2/1/31	1,020,379
1,700,000	AAA	Series F1, 5.000% due 2/1/41	1,883,596
		New York Liberty Development Corp., Revenue Bonds:
2,000,000	NR	5.000% due 11/15/44(d)	1,941,810
1,750,000	AA-	Series 1WTC, 2.750% due 2/15/44	1,330,967

Schedules of Investments

November 30, 2023 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
New York - 9 .9% - (continued)
		New York State Dormitory Authority, Revenue Bonds:
$1,000,000	B-	4.000% due 7/1/45	$699,504
4,000,000	Aa1(a)	Series A, 5.250% due 3/15/38	4,295,641
225,000	A-	Series B2, 5.000% due 5/1/48(b)	225,234
250,000	A-	Series B3, 5.000% due 5/1/48(b)	256,587
		New York State Urban Development Corp., Revenue Bonds:
1,250,000	AA+	Series A, 3.000% due 3/15/50	923,083
80,000	AA+	Series A, 5.000% due 3/15/32	84,791
3,500,000	AA+	Series A, 5.000% due 3/15/38	3,637,628
		New York Transportation Development Corp., Revenue Bonds:
2,000,000	Baa1(a)	5.000% due 12/1/36(c)	2,103,838
2,500,000	Baa1(a)	5.000% due 12/1/37(c)	2,617,202
1,750,000	Baa3(a)	5.000% due 10/1/40(c)	1,737,002
1,500,000	Baa3(a)	5.375% due 6/30/60(c)	1,500,405
1,500,000	BB+	5.625% due 4/1/40(c)	1,554,906
1,500,000	BB+	6.000% due 4/1/35(c)	1,620,756
1,000,000	Baa3(a)	6.000% due 6/30/54(c)	1,062,320
1,500,000	B	Niagara Area Development Corp., Revenue Bonds, Series A, 4.750% due 11/1/42(c)(d)	1,202,625
175,000	AA-	Onondaga Civic Development Corp., Revenue Bonds, Series A, 5.000% due 12/1/33	197,448
		Port Authority of New York & New Jersey, Revenue Bonds:
1,160,000	AA-	5.000% due 1/15/39(c)	1,232,671
5,000,000	AA-	Series 207, 5.000% due 9/15/24(c)	5,054,507
2,500,000	AA-	Series 207, 5.000% due 9/15/29(c)	2,641,215
1,750,000	AA-	Series 207, 5.000% due 9/15/31(c)	1,843,547
400,000	AA+	Sales Tax Asset Receivable Corp., Revenue Bonds, Series A, Prerefunded 10/15/24 @ 100, 4.000% due 10/15/32(e)	403,238
60,000	Aa1(a)	State of New York Mortgage Agency Homeowner Mortgage Revenue, Revenue Bonds, Series 221, 3.500% due 10/1/32(c)	58,601
2,000,000	AA-	Triborough Bridge & Tunnel Authority, Revenue Bonds, 5.000% due 11/15/25	2,080,406
1,500,000	NR	TSASC Inc., Revenue Bonds, 5.000% due 6/1/48	1,307,026
		Total New York	86,568,012
North Carolina - 0.2%
		County of New Hanover NC, Revenue Bonds:
25,000	WR(a)	5.000% due 10/1/27	26,853
205,000	WR(a)	Series Prerefunded 10/1/27 @ 100, 5.000% due 10/1/47(e)	220,194
1,000,000	AAA	County of Wake NC, GO, Series C, 5.000% due 2/1/28	1,093,066
105,000	Aa3(a)	Raleigh Durham Airport Authority, Revenue Bonds, Series A, 5.000% due 5/1/29(c)	113,294
		Total North Carolina	1,453,407
Ohio - 2.1%
3,950,000	NR	Buckeye Tobacco Settlement Financing Authority, Revenue Bonds, Series B2, 5.000% due 6/1/55	3,484,831
		City of Cleveland OH Airport System Revenue, Revenue Bonds, AGM:
30,000	AA	Series A, 5.000% due 1/1/26	30,539
45,000	AA	Series A, 5.000% due 1/1/28	45,656
65,000	AA	Series A, 5.000% due 1/1/29	65,953
60,000	AA	Series A, 5.000% due 1/1/30	60,855
3,000,000	BB+	Cleveland-Cuyahoga County Port Authority, Revenue Bonds, 5.500% due 12/1/43	2,999,817
		Columbus City School District, GO:
50,000	AA	5.000% due 12/1/32	52,230
5,000	NR	Series Prerefunded 6/1/26 @ 100, 5.000% due 12/1/32(e)	5,235
		County of Allen OH Hospital Facilities Revenue, Revenue Bonds:
125,000	A+	5.000% due 12/1/29	137,948
125,000	A+	5.000% due 12/1/30	138,891
60,000	Aa2(a)	County of Franklin OH, Revenue Bonds, 5.000% due 11/1/26	63,231
875,000	BBB-(f)	County of Hamilton OH, Revenue Bonds, 5.500% due 1/1/43	862,765

Schedules of Investments

November 30, 2023 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
Ohio - 2.1% - (continued)
$140,000	BB+	County of Muskingum OH, Revenue Bonds, 5.000% due 2/15/44	$128,544
265,000	A3(a)	County of Scioto OH, Revenue Bonds, 5.000% due 2/15/29	273,729
1,000,000	NR	County of Washington OH, Revenue Bonds, 6.625% due 12/1/42	1,027,441
2,750,000	Ba1(a)	Jefferson County Port Authority, Revenue Bonds, 3.500% due 12/1/51(c)(d)	1,851,043
1,500,000	B-	Ohio Air Quality Development Authority, Revenue Bonds, 5.000% due 7/1/49(c)(d)	1,270,516
40,000	Aaa(a)	Ohio Housing Finance Agency, Revenue Bonds, Series B, 4.500% due 3/1/50	40,110
2,550,000	AA	Ohio State University, Revenue Bonds, Series A, 5.000% due 12/1/39	2,572,737
2,025,000	AAA	Ohio Water Development Authority Water Pollution Control Loan Fund, Revenue Bonds, Series A, 3.250% due 12/1/36(b)	2,025,000
1,000,000	AA+	State of Ohio, GO, Series A, 5.000% due 3/1/28	1,092,350
		State of Ohio, Revenue Bonds:
75,000	AA	5.000% due 1/1/27	79,554
90,000	A	Series A, 4.000% due 1/15/50	80,385
		Total Ohio	18,389,360
Oklahoma - 1.1%
560,000	A+	Canadian County Educational Facilities Authority, Revenue Bonds, 5.000% due 9/1/26	587,761
		Grand River Dam Authority, Revenue Bonds:
35,000	AA-	Series A, 5.000% due 6/1/27	35,246
45,000	AA-	Series A, 5.000% due 6/1/28	45,284
3,300,000	AA-	Oklahoma Capitol Improvement Authority, Revenue Bonds, Series A, 5.000% due 7/1/30	3,319,657
		Oklahoma Development Finance Authority, Revenue Bonds:
2,000,000	BB-	Series B, 5.500% due 8/15/52	1,933,837
825,000	BB-	Series B, 5.500% due 8/15/57	791,021
		Oklahoma Municipal Power Authority, Revenue Bonds:
50,000	A	Series A, Prerefunded 1/1/25 @ 100, 5.000% due 1/1/26(e)	51,022
175,000	A	Series A, Prerefunded 1/1/25 @ 100, 5.000% due 1/1/27(e)	178,577
60,000	A	Series A, Prerefunded 1/1/25 @ 100, 5.000% due 1/1/28(e)	61,226
45,000	A	Series A, Prerefunded 1/1/25 @ 100, 5.000% due 1/1/29(e)	45,920
60,000	A	Series B, 5.000% due 1/1/27	60,961
600,000	AAA	Oklahoma Water Resources Board, Revenue Bonds, Series A, 4.000% due 4/1/35	623,747
		Tulsa Airports Improvement Trust, Revenue Bonds:
1,000,000	B+	5.000% due 6/1/35(b)(c)	994,899
525,000	NR	Series A, 5.500% due 6/1/35(c)	525,082
		Total Oklahoma	9,254,240
Oregon - 1.6%
85,000	Aa1(a)	Hillsboro School District No 1J, GO, 5.000% due 6/15/30	90,984
		Oregon State Lottery, Revenue Bonds:
4,000,000	AAA	Series A, 5.000% due 4/1/42	4,392,900
4,850,000	AAA	Series A, 5.000% due 4/1/43	5,313,096
3,000,000	AAA	Series D, 5.000% due 4/1/29	3,074,992
		Port of Portland OR Airport Revenue, Revenue Bonds:
300,000	AA-	5.000% due 7/1/28(c)	319,038
165,000	AA-	5.000% due 7/1/29	178,848
205,000	AA-	Series 24B, 5.000% due 7/1/32(c)	213,461
		Total Oregon	13,583,319
Pennsylvania - 3.0%
1,000,000	BB-	Bucks County Industrial Development Authority, Revenue Bonds, 4.000% due 7/1/51	716,016
		City of Philadelphia PA, GO:
1,000,000	A	Series B, 5.000% due 2/1/24	1,002,379
85,000	A	Series B, 5.000% due 8/1/27	87,081
300,000	A	Series B, 5.000% due 8/1/29	306,519
320,000	A	Series B, 5.000% due 8/1/30	326,384
335,000	A	Series B, 5.000% due 8/1/31	341,088

Schedules of Investments

November 30, 2023 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
Pennsylvania - 3.0% - (continued)
		City of Philadelphia PA Airport Revenue, Revenue Bonds:
$50,000	A+	Series B, 5.000% due 7/1/30(c)	$52,394
70,000	A+	Series B, 5.000% due 7/1/31(c)	73,316
		Commonwealth Financing Authority, Revenue Bonds:
1,010,000	A	Series A, 5.000% due 6/1/28	1,097,048
500,000	A	Series B, 5.000% due 6/1/25	512,644
		Commonwealth of Pennsylvania, GO:
3,000,000	A+	4.000% due 3/15/34	3,009,282
5,000,000	A+	4.000% due 9/15/34	5,073,532
945,000	A+	5.000% due 1/1/25	964,717
290,000	A+	5.000% due 10/15/27	290,403
810,000	A+	5.000% due 9/15/29	852,764
1,000,000	A+	5.000% due 6/15/34	1,009,387
		General Authority of Southcentral Pennsylvania, Revenue Bonds:
190,000	Aa3(a)	5.000% due 6/1/38	199,532
310,000	Aa3(a)	5.000% due 6/1/39	324,288
		Lancaster County Hospital Authority, Revenue Bonds:
800,000	A	5.000% due 11/1/38	840,622
1,000,000	A	5.000% due 11/1/39	1,045,761
325,000	A	Montgomery County Higher Education & Health Authority, Revenue Bonds, 5.000% due 9/1/33	348,151
		Pennsylvania Economic Development Financing Authority, Revenue Bonds:
1,000,000	Baa2(a)	5.500% due 6/30/37(c)	1,080,123
1,500,000	Baa2(a)	5.500% due 6/30/39(c)	1,596,399
1,000,000	AA	AGM, 5.500% due 6/30/42(c)	1,072,681
		Pennsylvania Higher Educational Facilities Authority, Revenue Bonds:
775,000	AA	4.000% due 8/15/38	780,028
35,000	AA	Series A, 5.000% due 8/15/27	37,615
35,000	AA	Series A, 5.000% due 8/15/28	37,230
60,000	AA	Series A, 5.000% due 8/15/30	63,584
1,000,000	AA	Series C, 4.000% due 8/15/41	985,994
		Pennsylvania Turnpike Commission, Revenue Bonds:
15,000	Aa3(a)	Series A1, 5.000% due 12/1/23	15,000
45,000	Aa3(a)	Series A1, 5.000% due 12/1/29	48,480
30,000	Aa3(a)	Series A1, 5.000% due 12/1/34	32,021
35,000	A+	Series A2, 5.000% due 12/1/28	37,074
35,000	A+	Series A2, 5.000% due 12/1/33	37,963
20,000	A	Philadelphia Gas Works Co., Revenue Bonds, 5.000% due 8/1/24	20,201
40,000	A1(a)	State Public School Building Authority, Revenue Bonds, 5.000% due 6/1/26	40,859
1,500,000	Aa2(a)	West Shore School District, GO, 5.000% due 11/15/43	1,544,734
		Total Pennsylvania	25,903,294
Puerto Rico - 1.2%
		Commonwealth of Puerto Rico, GO:
2,000,000	NR	Series A1, 4.000% due 7/1/41	1,725,627
1,000,000	NR	Series A1, 4.000% due 7/1/46	829,986
1,000,000	NR	Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds, Series B, 4.000% due 7/1/42(d)	867,832
2,500,000	NR	Puerto Rico Highway & Transportation Authority, Revenue Bonds, Series A, 5.000% due 7/1/62	2,468,750
5,000,000	NR	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Revenue Bonds, Series A1, 5.000% due 7/1/58	4,847,899
		Total Puerto Rico	10,740,094
Rhode Island - 0.2%
240,000	AA	Rhode Island Health & Educational Building Corp., Revenue Bonds, AGM, 5.000% due 5/15/25	245,388

Schedules of Investments

November 30, 2023 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
Rhode Island - 0.2% - (continued)
$85,000	AA+	Rhode Island Housing & Mortgage Finance Corp., Revenue Bonds, Series 70, 4.000% due 10/1/49	$84,484
		Rhode Island Student Loan Authority, Revenue Bonds:
55,000	AA	Series A, 3.500% due 12/1/34(c)	53,580
1,125,000	AA	Series A, 5.000% due 12/1/26(c)	1,169,096
		Tobacco Settlement Financing Corp., Revenue Bonds:
55,000	A	Series A, 5.000% due 6/1/27	55,901
70,000	BBB	Series A, 5.000% due 6/1/28	71,169
		Total Rhode Island	1,679,618
South Carolina - 1.5%
		Beaufort-Jasper Water & Sewer Authority, Revenue Bonds:
30,000	AA+	Series B, 5.000% due 3/1/24	30,131
30,000	AA+	Series B, 5.000% due 3/1/25	30,711
		Patriots Energy Group Financing Agency, Revenue Bonds:
8,000,000	Aa1(a)	Series A, 4.000% due 10/1/48(b)	8,009,007
1,000,000	A1(a)	Series A1, 5.250% due 10/1/54(b)	1,051,861
		Scago Educational Facilities Corp. for Colleton School District, Revenue Bonds:
115,000	A-	5.000% due 12/1/27	117,663
95,000	A-	5.000% due 12/1/29	96,897
		South Carolina Jobs-Economic Development Authority, Revenue Bonds:
30,000	A+	5.000% due 2/1/24	30,063
50,000	A+	5.000% due 2/1/25	50,814
50,000	A+	5.000% due 2/1/26	51,726
1,000,000	NR	7.500% due 11/15/53	983,550
1,000,000	NR	7.750% due 11/15/58	983,373
		South Carolina Ports Authority, Revenue Bonds:
65,000	A+	5.000% due 7/1/28(c)	69,153
140,000	A+	5.000% due 7/1/30(c)	148,675
		South Carolina Public Service Authority, Revenue Bonds:
185,000	A-	Series B, 5.000% due 12/1/35	189,616
275,000	A-	Series B, 5.000% due 12/1/36	280,290
115,000	A-	Series C, 5.000% due 12/1/25	116,313
115,000	A-	Series C, 5.000% due 12/1/26	116,391
90,000	A-	Series C, 5.000% due 12/1/27	90,976
		South Carolina State Housing Finance & Development Authority, Revenue Bonds:
120,000	Aaa(a)	Series A, 4.000% due 1/1/50	119,163
125,000	Aaa(a)	Series A, 4.000% due 7/1/50	124,089
		Total South Carolina	12,690,462
South Dakota - 0.0%
		South Dakota Health & Educational Facilities Authority, Revenue Bonds:
15,000	AA-	5.000% due 7/1/24	15,136
40,000	AA-	5.000% due 7/1/35	42,053
35,000	A+	Series B, 5.000% due 11/1/24	35,472
35,000	A+	Series B, 5.000% due 11/1/25	35,410
5,000	A+	Series B, 5.000% due 11/1/26	5,061
		Total South Dakota	133,132
Tennessee - 1.1%
		Greeneville Health & Educational Facilities Board, Revenue Bonds:
30,000	A-	Series A, 5.000% due 7/1/29	31,752
35,000	A-	Series A, 5.000% due 7/1/30	36,984
		Knox County Health Educational & Housing Facility Board, Revenue Bonds:
30,000	BBB	5.000% due 4/1/24	30,120
30,000	BBB	5.000% due 9/1/24	30,218

Schedules of Investments

November 30, 2023 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
Tennessee - 1.1% - (continued)
$40,000	BBB	5.000% due 4/1/25	$40,517
1,000,000	AA	Metropolitan Government Nashville & Davidson County Sports Authority, Revenue Bonds, Series B, AGM-Insured, 5.250% due 7/1/48	1,082,150
1,125,000	A1(a)	Metropolitan Nashville Airport Authority, Revenue Bonds, Series B, 5.250% due 7/1/33(c)	1,268,308
6,240,000	Aa1(a)	Tennergy Corp., Revenue Bonds, Series A, 5.000% due 2/1/50(b)	6,274,258
1,225,000	AA+	Tennessee Housing Development Agency, Revenue Bonds, Series 2B, 3.950% due 1/1/38	1,188,223
		Total Tennessee	9,982,530
Texas - 13.2%
1,765,000	AAA	Academy Independent School District, GO, PSF-GTD-Insured, 5.000% due 8/15/43	1,911,624
1,895,000	AAA	Alamo Community College District, GO, 5.000% due 8/15/34	2,031,736
1,000,000	AAA	Arlington Higher Education Finance Corp., Revenue Bonds, PSF-GTD-Insured, 5.000% due 8/15/48	1,067,296
1,500,000	Aaa(a)	Brazosport Independent School District, GO, PSF-GTD-Insured, 4.000% due 2/15/33	1,524,547
		Central Texas Regional Mobility Authority, Revenue Bonds:
35,000	A	Series A, Prerefunded 7/1/25 @ 100, 5.000% due 1/1/31(e)	36,054
30,000	A	Series A, Prerefunded 7/1/25 @ 100, 5.000% due 1/1/32(e)	30,903
60,000	A	Series A, Prerefunded 7/1/25 @ 100, 5.000% due 1/1/34(e)	61,806
160,000	A	Series A, Prerefunded 7/1/25 @ 100, 5.000% due 1/1/40(e)	164,816
600,000	A	Series B, 4.000% due 1/1/41	579,002
375,000	A	Series B, 5.000% due 1/1/29	406,111
1,800,000	A	Series E, 5.000% due 1/1/38	1,891,821
1,770,000	AAA	City of Austin TX, GO, 5.000% due 5/1/27	1,901,903
		City of Austin TX Airport System Revenue, Revenue Bonds:
165,000	A+	5.000% due 11/15/26(c)	166,037
80,000	A+	5.000% due 11/15/29(c)	80,394
170,000	AA-	City of Dallas TX, GO, 5.000% due 2/15/24	170,550
3,835,000	AAA	City of Dallas TX Waterworks & Sewer System Revenue, Revenue Bonds, Series A, 5.000% due 10/1/32	3,934,394
995,000	AA+	City of El Paso TX Water & Sewer Revenue, Revenue Bonds, 5.000% due 3/1/41	1,072,914
		City of Houston TX, GO:
290,000	Aa3(a)	Series A, 5.000% due 3/1/24	291,248
120,000	Aa3(a)	Series A, 5.000% due 3/1/25	122,815
		City of Houston TX Airport System Revenue, Revenue Bonds:
50,000	A1(a)	Series A, 5.000% due 7/1/26(c)	51,685
60,000	A1(a)	Series A, 5.000% due 7/1/27(c)	62,969
30,000	A1(a)	Series A, 5.000% due 7/1/28(c)	31,917
90,000	A1(a)	Series B, 5.000% due 7/1/28	98,621
360,000	A1(a)	Series B, 5.000% due 7/1/29	390,150
1,500,000	A1(a)	Series D, 5.000% due 7/1/25	1,540,717
2,005,000	A1(a)	Series D, 5.000% due 7/1/26	2,108,373
		City of Houston TX Combined Utility System Revenue, Revenue Bonds:
3,000,000	Aa2(a)	Series B, 4.000% due 11/15/31	3,045,884
70,000	Aa2(a)	Series B, 5.000% due 11/15/33	73,330
75,000	AA	Series C, 5.000% due 5/15/28	75,540
		City of San Antonio TX Airport System, Revenue Bonds:
500,000	A	Series A, 5.000% due 7/1/27(c)	523,030
480,000	A+	Series A, 5.000% due 7/1/28(c)	510,670
		City of San Antonio TX Electric & Gas Systems Revenue, Revenue Bonds:
1,000,000	A+	1.750% due 2/1/49(b)	956,126
500,000	A+	4.000% due 2/1/43	491,487
45,000	AA-	5.000% due 2/1/29	48,272
30,000	AA-	5.000% due 2/1/30	32,131
45,000	AA-	5.000% due 2/1/31	48,154

Schedules of Investments

November 30, 2023 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
Texas - 13.2% - (continued)
$35,000	AA-	5.000% due 2/1/33	$37,369
2,500,000	A+	5.000% due 2/1/34	2,506,107
750,000	A+	5.000% due 2/1/42	808,514
90,000	AA-	5.250% due 2/1/25	92,131
3,000,000	Baa3(a)	Clifton Higher Education Finance Corp., Revenue Bonds, Series D, 6.125% due 8/15/48	3,014,309
3,000,000	Aaa(a)	Comal Independent School District, GO, PSF-GTD-Insured, 5.000% due 2/1/27	3,189,272
2,345,000	AAA	Community Independent School District, GO, PSF-GTD-Insured, 5.000% due 2/15/41	2,573,634
2,790,000	AAA	County of Harris TX, GO, Series A, 5.000% due 10/1/28	2,875,286
		County of Travis TX, GO:
85,000	AAA	Series A, 5.000% due 3/1/24	85,364
1,490,000	AAA	Series A, 5.000% due 3/1/38	1,592,866
2,215,000	AAA	County of Williamson TX, GO, 5.000% due 2/15/30	2,354,021
		Cypress-Fairbanks Independent School District, GO, PSF-GTD:
1,975,000	AAA	4.000% due 2/15/32	1,995,913
725,000	AAA	5.000% due 2/15/24	727,536
620,000	AAA	5.000% due 2/15/25	633,993
105,000	AAA	5.000% due 2/15/27	109,767
1,000,000	AAA	Series A, 3.400% due 2/15/31	995,216
1,925,000	AAA	Series A, 5.000% due 2/15/26	2,009,131
		Dallas Area Rapid Transit, Revenue Bonds:
210,000	AA+	AMBAC, 5.250% due 12/1/29	238,413
2,500,000	AA+	Series B, 5.000% due 12/1/47	2,669,631
185,000	A2(a)	Dallas County Utility & Reclamation District, GO, 5.000% due 2/15/24	185,573
1,500,000	A+	Dallas Fort Worth International Airport, Revenue Bonds, Series B, 5.000% due 11/1/40	1,678,332
		Eagle Mountain & Saginaw Independent School District, GO, PSF-GTD:
1,270,000	Aaa(a)	5.000% due 8/15/29	1,415,389
1,000,000	Aaa(a)	5.000% due 8/15/30	1,129,365
105,000	AAA	Fort Worth Independent School District, GO, PSF-GTD-Insured, 5.000% due 2/15/26	109,612
		Georgetown Independent School District, GO, PSF-GTD:
1,000,000	AAA	3.750% due 8/15/41	954,782
1,000,000	AAA	3.875% due 8/15/44	925,911
		Grand Parkway Transportation Corp., Revenue Bonds:
150,000	AA+	Series A, 5.000% due 10/1/31	162,991
125,000	AA+	Series A, 5.000% due 10/1/32	135,699
190,000	AA+	Series A, 5.000% due 10/1/33	206,031
145,000	AA+	Series A, 5.000% due 10/1/34	156,984
		Harris County Cultural Education Facilities Finance Corp., Revenue Bonds:
1,025,000	A+	5.000% due 6/1/24	1,033,214
1,500,000	A+	5.000% due 7/1/39	1,531,290
315,000	A+	5.000% due 7/1/49(b)	319,187
		Irving Hospital Authority, Revenue Bonds:
15,000	A+	Series A, 5.000% due 10/15/24	15,192
20,000	A+	Series A, 5.000% due 10/15/26	20,666
15,000	A+	Series A, 5.000% due 10/15/27	15,523
20,000	A+	Series A, 5.000% due 10/15/29	20,630
30,000	A+	Series A, 5.000% due 10/15/31	30,751
40,000	A+	Series A, 5.000% due 10/15/35	40,848
30,000	A+	Series A, 5.000% due 10/15/36	30,515
35,000	A+	Series A, 5.000% due 10/15/39	35,396
45,000	A+	Series A, 5.000% due 10/15/44	45,451
1,095,000	AAA	Klein Independent School District, GO, PSF-GTD-Insured, 4.000% due 8/1/46	1,078,742
		Lamar Consolidated Independent School District, GO, PSF-GTD:
7,280,000	AAA	5.000% due 2/15/31	7,699,861

Schedules of Investments

November 30, 2023 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
Texas - 13.2% - (continued)
$7,050,000	AAA	5.000% due 2/15/34	$7,396,731
2,000,000	AAA	Leander Independent School District, GO, PSF-GTD-Insured, 5.000% due 8/15/27	2,060,729
1,225,000	AA+	Lewisville Independent School District, GO, Series B, 5.000% due 8/15/28	1,257,899
		Love Field Airport Modernization Corp., Revenue Bonds:
40,000	A	5.000% due 11/1/30(c)	40,378
90,000	A	5.000% due 11/1/31(c)	90,728
		Lower Colorado River Authority, Revenue Bonds:
200,000	A	5.000% due 5/15/26	209,570
135,000	A	5.000% due 5/15/32	145,709
70,000	A	5.000% due 5/15/34	75,368
70,000	A	5.000% due 5/15/36	74,888
195,000	A	Series B, 5.000% due 5/15/25	200,324
85,000	A	Series B, 5.000% due 5/15/27	86,550
85,000	A	Series B, 5.000% due 5/15/28	86,598
245,000	A	Series B, 5.000% due 5/15/29	249,501
35,000	A	Series D, 5.000% due 5/15/24	35,272
40,000	A	Series D, 5.000% due 5/15/26	40,718
1,000,000	Aaa(a)	Malakoff Independent School District, GO, PSF-GTD-Insured, 5.000% due 2/15/30	1,123,982
2,500,000	BB-	Mission Economic Development Corp., Revenue Bonds, 4.625% due 10/1/31(c)(d)	2,423,999
		New Hope Cultural Education Facilities Finance Corp., Revenue Bonds:
60,000	Aa3(a)	Series A, 5.000% due 8/15/24	60,672
45,000	Aa3(a)	Series A, 5.000% due 8/15/26	47,199
45,000	Aa3(a)	Series A, 5.000% due 8/15/27	48,084
70,000	Aa3(a)	Series A, 5.000% due 8/15/30	74,685
		Newark Higher Education Finance Corp., Revenue Bonds:
65,000	A3(a)	5.000% due 4/1/27	67,251
40,000	A3(a)	5.000% due 4/1/28	41,411
1,000,000	Aaa(a)	North East Independent School District, GO, Series A, PSF-GTD-Insured, 4.000% due 8/1/41	998,811
		North Harris County Regional Water Authority, Revenue Bonds:
30,000	AA-	4.000% due 12/15/23	30,006
55,000	AA-	4.000% due 12/15/24	55,033
2,000,000	NR	North Parkway Municipal Management District No 1, Special Assessment, 5.000% due 9/15/51(d)	1,801,802
		North Texas Tollway Authority, Revenue Bonds:
145,000	NR	5.000% due 1/1/24	145,177
1,750,000	AA-	Series A, 5.000% due 1/1/28	1,819,650
35,000	AA-	Series A, 5.000% due 1/1/30	36,328
40,000	AA-	Series A, 5.000% due 1/1/33	42,070
1,000,000	A+	Series A, 5.000% due 1/1/38	1,007,532
200,000	AA-	Series A, 5.000% due 1/1/39	204,018
185,000	A+	Series B, 5.000% due 1/1/25	188,880
160,000	AA-	Series B, 5.000% due 1/1/30	163,058
20,000	A+	Series B, 5.000% due 1/1/31	20,610
85,000	A+	Series B, 5.000% due 1/1/32	89,380
1,000,000	AAA	Pecos Barstow Toyah Independent School District, GO, PSF-GTD-Insured, 5.000% due 2/15/38	1,023,490
50,000	Aaa(a)	Permanent University Fund - University of Texas System, Revenue Bonds, Series B, 5.000% due 7/1/29	52,279
1,500,000	NR	Port Beaumont Navigation District, Revenue Bonds, 4.000% due 1/1/50(c)(d)	1,039,018
50,000	AAA	Rockwall Independent School District, GO, PSF-GTD-Insured, zero coupon, due 2/15/25	47,998
1,195,000	Aaa(a)	San Antonio Independent School District, GO, Series A, PSF-GTD-Insured, 5.000% due 8/1/28	1,260,001
2,000,000	AA+	San Antonio Water System, Revenue Bonds, Series A, 5.000% due 5/15/36	2,148,999

Schedules of Investments

November 30, 2023 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
Texas - 13.2% - (continued)
		San Jacinto Community College District, GO:
$450,000	AA	5.000% due 2/15/29	$490,505
435,000	AA	5.000% due 2/15/30	479,047
		State of Texas, GO:
2,500,000	AAA	5.000% due 10/1/24	2,515,228
150,000	AAA	5.000% due 8/1/26(c)	151,500
200,000	AAA	5.500% due 8/1/26(c)	210,463
350,000	AAA	Series B, 5.000% due 8/1/25(c)	350,388
		Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds:
165,000	AA	5.000% due 2/15/25	168,235
60,000	AA	5.000% due 2/15/34	62,506
		Texas Department of Housing & Community Affairs, Revenue Bonds:
394,653	Aaa(a)	2.950% due 7/1/36	350,553
295,000	AA+	Series A, 4.000% due 3/1/50	293,058
600,000	AA+	Texas Public Finance Authority, Revenue Bonds, 5.000% due 2/1/28	650,664
135,000	Aa2(a)	Texas State University System, Revenue Bonds, Series A, 5.000% due 3/15/29	144,040
		Texas Water Development Board, Revenue Bonds:
2,000,000	AAA	4.650% due 10/15/40	2,141,400
1,000,000	AAA	5.000% due 10/15/25	1,037,723
180,000	AAA	Series A, 5.000% due 4/15/25	184,824
75,000	AAA	Series A, 5.000% due 10/15/25	77,829
125,000	AAA	Series A, 5.000% due 4/15/26	131,180
190,000	AAA	Series A, 5.000% due 4/15/29	205,007
505,000	AAA	Series A, 5.000% due 4/15/30	543,520
190,000	AA	University of Houston, Revenue Bonds, Series A, 5.000% due 2/15/30	197,331
1,095,000	Aaa(a)	Wink-Loving Independent School District, GO, PSF-GTD-Insured, 5.000% due 2/15/27	1,098,458
		Total Texas	114,617,280
Utah - 0.5%
		City of Salt Lake City UT Airport Revenue, Revenue Bonds:
35,000	A+	Series A, 5.000% due 7/1/26(c)	36,119
115,000	A+	Series A, 5.000% due 7/1/28(c)	120,681
155,000	A+	Series A, 5.000% due 7/1/30(c)	164,335
1,250,000	AA	City of Vineyard UT Water & Sewer Revenue, Revenue Bonds, 5.000% due 5/1/43	1,351,993
1,400,000	A2(a)	Duchesne County School District, Revenue Bonds, 5.000% due 6/1/37	1,488,196
1,270,000	NR	Mida Mountain Village Public Infrastructure District, Special Assessment, 4.000% due 8/1/50(d)	943,576
		Total Utah	4,104,900
Vermont - 0.2%
		Vermont Student Assistance Corp., Revenue Bonds:
750,000	A	Series A, 5.000% due 6/15/29(c)	779,939
675,000	A	Series A, 5.000% due 6/15/30(c)	703,578
		Total Vermont	1,483,517
Virgin Islands - 0.2%
1,500,000	NR	Matching Fund Special Purpose Securitization Corp., Revenue Bonds, Series A, 5.000% due 10/1/39	1,472,543
Virginia - 3.0%
195,000	A+	Arlington County Industrial Development Authority, Revenue Bonds, 5.000% due 7/1/32	213,582
2,635,000	AAA	City of Suffolk VA, GO, Series A, 5.000% due 2/1/27	2,821,830
5,000,000	AAA	Commonwealth of Virginia, GO, Series B, 4.000% due 6/1/24	5,003,277
2,000,000	AAA	County of Fairfax VA Sewer Revenue, Revenue Bonds, Series A, 5.000% due 7/15/46	2,167,045
		Fredericksburg Economic Development Authority, Revenue Bonds:
40,000	A3(a)	5.000% due 6/15/27	40,241
40,000	A3(a)	5.000% due 6/15/29	40,246
45,000	A3(a)	5.000% due 6/15/33	45,237

Schedules of Investments

November 30, 2023 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
Virginia - 3.0% - (continued)
$3,180,000	AA	Hampton Roads Transportation Accountability Commission, Revenue Bonds, Series A, Prerefunded 1/1/28 @ 100, 5.000% due 7/1/35(e)	$3,466,375
320,000	AA	Norfolk Economic Development Authority, Revenue Bonds, Series B, 5.000% due 11/1/48(b)	347,293
1,800,000	NR	Peninsula Town Center Community Development Authority, Special Assessment, 4.500% due 9/1/45(d)	1,567,003
		Stafford County Economic Development Authority, Revenue Bonds:
20,000	A3(a)	4.000% due 6/15/37	19,346
50,000	A3(a)	5.000% due 6/15/32	51,245
65,000	A3(a)	5.000% due 6/15/34	66,338
3,000,000	B-	Tobacco Settlement Financing Corp., Revenue Bonds, Series B1, 5.000% due 6/1/47	2,762,667
		Virginia College Building Authority, Revenue Bonds:
1,670,000	AA+	5.000% due 2/1/25	1,709,823
165,000	AA+	Series D, 5.000% due 2/1/26	172,308
265,000	AA+	Series E, 5.000% due 2/1/30	288,412
305,000	AA+	Series E, 5.000% due 2/1/31	331,369
360,000	AA+	Virginia Commonwealth Transportation Board, Revenue Bonds, Series A, 5.000% due 5/15/30	387,528
3,575,000	AAA	Virginia Housing Development Authority, Revenue Bonds, Series E2, 3.900% due 7/1/55(b)(h)	3,578,082
500,000	AAA	Virginia Resources Authority, Revenue Bonds, Series C, 5.000% due 11/1/29	561,552
		Winchester Economic Development Authority, Revenue Bonds:
60,000	A+	5.000% due 1/1/32	61,560
75,000	A+	5.000% due 1/1/33	76,914
		Total Virginia	25,779,273
Washington - 4.6%
60,000	AA	Chelan County Public Utility District No 1, Revenue Bonds, Series A, NPFG, zero coupon, due 6/1/24	59,044
		City of Tacoma WA Electric System Revenue, Revenue Bonds:
30,000	AA	5.000% due 1/1/29	31,783
35,000	AA	5.000% due 1/1/36	36,754
1,000,000	Aaa(a)	Franklin County School District No 1 Pasco, GO, 4.250% due 12/1/42	1,016,266
1,690,000	Baa2(a)	Grant County Public Hospital District No 1, GO, 5.500% due 12/1/43	1,774,113
1,000,000	BB+	Grays Harbor County Public Hospital District No 1, Revenue Bonds, 6.875% due 12/1/53	1,024,413
		Port of Seattle WA, Revenue Bonds:
35,000	AA-	5.000% due 2/1/27	36,345
70,000	AA-	5.000% due 2/1/29	72,631
85,000	AA-	Series A, 5.000% due 5/1/29(c)	88,520
1,000,000	AA	Series B, 5.000% due 10/1/26(c)	1,030,705
980,000	AA	Series B, 5.000% due 10/1/27(c)	1,009,870
135,000	AA	Series B, 5.000% due 10/1/29(c)	138,568
		State of Washington, GO:
50,000	AA+	Series 2017A, 5.000% due 8/1/27	52,641
3,430,000	AA+	Series A, 5.000% due 8/1/32	3,744,288
7,500,000	AA+	Series A3, 5.000% due 8/1/45	8,157,770
2,500,000	AA+	Series B, 5.000% due 6/1/44	2,754,810
5,000,000	AA+	Series C, 5.000% due 2/1/33	5,509,530
2,500,000	AA+	Series E, 5.000% due 6/1/43	2,714,608
50,000	AA+	Series R2017A, 5.000% due 8/1/28	52,602
50,000	AA+	Series R2017A, 5.000% due 8/1/30	52,406
355,000	AA+	Series R2018C, 5.000% due 8/1/30	379,775
640,000	AA+	Series R2018D, 5.000% due 8/1/33	680,551
5,000,000	AA+	Series R2018D, 5.000% due 8/1/35	5,290,193
100,000	A	Tobacco Settlement Authority, Revenue Bonds, 5.000% due 6/1/24	100,054

Schedules of Investments

November 30, 2023 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
Washington - 4.6% - (continued)
		Washington Health Care Facilities Authority, Revenue Bonds:
$60,000	BBB+	5.000% due 7/1/26	$61,017
70,000	A	5.000% due 10/1/27	73,761
60,000	A	5.000% due 10/1/28	64,062
90,000	BBB+	5.000% due 7/1/29	92,582
20,000	BBB+	5.000% due 7/1/34	20,435
780,000	BBB+	5.000% due 7/1/42	782,197
115,000	A	Series A, 5.000% due 10/1/24	115,048
440,000	A-	Series A, 5.000% due 8/1/39	456,066
40,000	A2(a)	Series Prerefunded 7/1/25 @ 100, 5.000% due 1/1/29(e)	41,111
		Washington Higher Education Facilities Authority, Revenue Bonds:
15,000	Baa1(a)	Series A, 5.000% due 10/1/29	15,487
35,000	Baa1(a)	Series A, 5.000% due 10/1/30	36,071
40,000	Baa1(a)	Series A, 5.000% due 10/1/31	41,165
210,000	Baa1(a)	Series A, 5.000% due 10/1/33	215,543
2,000,000	BBB-	Washington State Convention Center Public Facilities District, Revenue Bonds, 3.000% due 7/1/48	1,437,819
500,000	BBB	Washington State Housing Finance Commission, Revenue Bonds, 6.250% due 7/1/59(d)	541,108
		Total Washington	39,801,712
West Virginia - 1.5%
		State of West Virginia, GO:
10,000,000	AA-	Series B, 5.000% due 12/1/34	10,830,693
2,000,000	AA-	Series B, 5.000% due 6/1/35	2,162,378
190,000	BBB+	West Virginia Hospital Finance Authority, Revenue Bonds, 5.000% due 1/1/33	196,814
		Total West Virginia	13,189,885
Wisconsin - 1.4%
3,385,000	AAA	County of Dane WI, GO, Series A, 3.000% due 6/1/25	3,363,314
		Public Finance Authority, Revenue Bonds:
2,000,000	NR	4.250% due 7/1/54(c)	1,387,904
160,000	A	5.000% due 1/1/31	169,522
2,680,000	Aa2(a)	Series A, 4.000% due 8/1/59	2,628,673
500,000	BB+	Series A, 5.000% due 10/1/39(d)	493,511
1,000,000	BBB-	Series A, 5.750% due 7/1/53(d)	1,017,623
1,500,000	AA	Racine Unified School District, GO, AGM-Insured, 5.000% due 4/1/38	1,640,075
		Wisconsin Health & Educational Facilities Authority, Revenue Bonds:
255,000	A+	5.000% due 11/15/24	257,629
25,000	A-	5.000% due 5/1/26	25,106
50,000	A2(a)	5.000% due 6/1/27	50,037
195,000	A+	5.000% due 11/15/27	197,578
50,000	A-	5.000% due 5/1/28	50,252
25,000	A-	5.000% due 5/1/29	25,125
30,000	A2(a)	5.000% due 6/1/32	30,017
70,000	A2(a)	5.000% due 6/1/39	70,019
1,190,000	AA	Series B3, 5.000% due 8/15/54(b)	1,192,277
360,000	AA+	Wisconsin Housing & Economic Development Authority Home Ownership Revenue, Revenue Bonds, Series A, 3.500% due 9/1/50	352,493
		Total Wisconsin	12,951,155
		TOTAL MUNICIPAL BONDS
		(Cost - $837,182,052)	825,531,558

Schedules of Investments

November 30, 2023 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Shares/Units	Security	Value
EXCHANGE TRADED FUND (ETF) - 1.9%
328,069	Vanguard Tax-Exempt Bond Index	$16,406,731
	(Cost - $16,134,992)
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $853,317,044)	841,938,289

Face Amount

SHORT-TERM INVESTMENTS - 3.2%
MUNICIPAL BONDS - 0.4%
$1,750,000	Crowley Independent School District, GO, PSF-GTD-Insured, 5.000% due 2/1/24	1,754,641
1,400,000	PMA Levy & Aid Anticipation Notes Program, Revenue Notes, Series A, 5.000% due 9/25/24	1,415,803
	TOTAL MUNICIPAL BONDS
	(Cost - $3,168,598)	3,170,444
TIME DEPOSITS - 2.8%
2,274,804	ANZ National Bank - London, 4.680% due 12/1/23	2,274,804
14,723,594	Barclays Bank PLC - London, 4.680% due 12/1/23	14,723,594
5,512,512	Citibank - New York, 4.680% due 12/1/23	5,512,512
2,200,465	JPMorgan Chase & Co. - New York, 4.680% due 12/1/23	2,200,465
	TOTAL TIME DEPOSITS
	(Cost - $24,711,375)	24,711,375
	TOTAL SHORT-TERM INVESTMENTS
	(Cost - $27,879,973)	27,881,819
	TOTAL INVESTMENTS - 99.9%
	(Cost - $881,197,017)	869,820,108
	Other Assets in Excess of Liabilities - 0.1%	1,265,929
	TOTAL NET ASSETS - 100.0%	$871,086,037

††	All ratings are by Standard & Poor's Rating Service, unless otherwise noted.
(a)	Rating by Moody's Investors Service. All ratings are unaudited.
(b)	Variable rate security. Interest rate disclosed is that which was in effect at November 30, 2023.
(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (AMT).
(d)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at November 30, 2023, amounts to $42,592,436 and represents 4.89% of net assets.
(e)	Pre-refunded bonds are escrowed with government obligations and/or government agency securities and are considered by the Manager to be triple-A rated even if the issuer has not applied for new ratings.
(f)	Rating by Fitch Ratings Service. All ratings are unaudited.
(g)	Illiquid security. The aggregate value of illiquid holdings at November 30, 2023, amounts to $36,954 and represents 0.00% of net assets.
(h)	When-Issued or delayed delivery security.

Schedules of Investments

November 30, 2023 (unaudited)

Destinations Municipal Fixed Income Fund (concluded)

Abbreviations used in this schedule:
AGM	—	Assured Guaranty Municipal Corporation
AMBAC	—	American Bond Assurance Corporation
COP	—	Certificate of Participation
GO	—	General Obligation
ETF		Exchange Traded Fund
MTA	—	Metropolitan Transportation Authority
NPFG	—	National Public Finance Guarantee Corporation
PLC	—	Public Limited Company
PSF-GTD	—	Permanent School Fund Guaranteed

Summary of Investments by Security Industry^
General Obligation	38.9%
Education	14.2
Water and Sewer	9.2
Health Care Providers & Services	7.5
Airport	6.5
Development	5.9
Transportation	5.6
Power	2.0
Single Family Housing	1.2
Tobacco Settlement	1.0
Utilities	0.9
Multifamily Housing	0.7
Bond Bank	0.4
Student Loan	0.4
Nursing Homes	0.3
Pollution	0.1
Housing	0.1
Exchange Traded Funds (ETFs)	1.9
Short-Term Investments	3.2
100.0%

^ As  a percentage of total investments.

At November 30, 2023, Destinations Municipal Fixed Income Fund had open exchange traded futures contracts as described below.

The unrealized (depreciation) on the open contracts was as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amounts	Market Value	Unrealized (Depreciation)

Contracts to Sell:
U.S. Long Bond (CBT)	6	3/24	$(695,205)	$698,625	$(3,420)

At November 30, 2023, Destinations Municipal Fixed Income Fund had deposited cash of $ 32,820 with a broker or brokers as margin collateral on open exchange traded futures contracts.

Schedules of Investments

November 30, 2023 (unaudited)

Destinations Shelter Fund

Shares/Units	Security	Value
COMMON STOCKS - 99.5%
BASIC MATERIALS - 1.8%
Chemicals - 1.4%
2,745	Huntsman Corp.	$67,527
1,690	Linde PLC	699,271
2,192	LyondellBasell Industries NV, Class A Shares	208,459
4,328	Nutrien Ltd.	231,418
442	Olin Corp.	20,836
1,318	RPM International Inc.	135,662
	Total Chemicals	1,363,173
Iron/Steel - 0.0%
1,732	Vale SA, Class B Shares, ADR	25,980
Mining - 0.4%
1,743	Barrick Gold Corp.	30,659
6,964	Freeport-McMoRan Inc.	259,897
651	Rio Tinto PLC, ADR	44,978
396	Southern Copper Corp.	28,484
	Total Mining	364,018
	TOTAL BASIC MATERIALS	1,753,171
COMMUNICATIONS - 14.0%
Internet - 10.8%
3,034	Alphabet Inc., Class A Shares*(a)	402,096
26,135	Alphabet Inc., Class C Shares*(a)	3,499,999
24,032	Amazon.com Inc.*(a)	3,510,835
139	Booking Holdings Inc.*	434,472
3,079	eBay Inc.	126,270
451	Lyft Inc., Class A Shares*	5,290
22	MercadoLibre Inc.*	35,650
5,836	Meta Platforms Inc., Class A Shares*(a)	1,909,247
1,170	Netflix Inc.*(a)	554,545
73	Roku Inc., Class A Shares*	7,607
779	Shopify Inc., Class A Shares*	56,727
1,097	Uber Technologies Inc.*	61,849
484	VeriSign Inc.*	102,705
	Total Internet	10,707,292
Media - 1.4%
13,278	Comcast Corp., Class A Shares	556,215
316	FactSet Research Systems Inc.	143,293
280	Liberty Broadband Corp., Class C Shares*	23,274
385	New York Times Co., Class A Shares	18,091
7,920	Sirius XM Holdings Inc.	37,066
6,258	Walt Disney Co.*(a)	580,054
	Total Media	1,357,993
Telecommunications - 1.8%
27,511	AT&T Inc.	455,857
868	Ciena Corp.*	39,798
12,777	Cisco Systems Inc.(a)	618,151
13,618	Telefonaktiebolaget LM Ericsson, ADR	66,592
13,712	Verizon Communications Inc.(a)	525,581
2,887	Vodafone Group PLC, ADR	26,156
	Total Telecommunications	1,732,135
	TOTAL COMMUNICATIONS	13,797,420

Schedules of Investments

November 30, 2023 (unaudited)

Destinations Shelter Fund (continued)

Shares/Units	Security	Value
CONSUMER CYCLICAL - 8.8%
Airlines - 0.2%
4,966	Delta Air Lines Inc.	$183,394
Apparel - 0.5%
491	Capri Holdings Ltd.*	23,784
51	Deckers Outdoor Corp.*	33,862
3,814	NIKE Inc., Class B Shares	420,570
524	Skechers USA Inc., Class A Shares*	30,869
	Total Apparel	509,085
Auto Manufacturers - 1.8%
7,563	Tesla Inc.*(a)	1,815,725
Auto Parts & Equipment - 0.5%
246	Autoliv Inc.	25,491
974	Gentex Corp.	29,619
5,896	Goodyear Tire & Rubber Co.*	81,895
494	Lear Corp.	66,073
4,628	Magna International Inc.	249,496
	Total Auto Parts & Equipment	452,574
Distribution/Wholesale - 0.2%
307	WW Grainger Inc.	241,360
Entertainment - 0.1%
444	DraftKings Inc., Class A Shares*	16,979
198	Light & Wonder Inc.*	17,507
243	Vail Resorts Inc.	52,806
	Total Entertainment	87,292
Food Service - 0.0%
1,163	Aramark	32,576
Home Builders - 0.5%
2,557	DR Horton Inc.	326,452
1,604	Toll Brothers Inc.	137,768
	Total Home Builders	464,220
Home Furnishings - 0.0%
764	Leggett & Platt Inc.	17,473
Leisure Time - 0.1%
204	Brunswick Corp.	16,090
1,589	Harley-Davidson Inc.	47,654
223	Planet Fitness Inc., Class A Shares*	15,151
52	Polaris Inc.	4,288
	Total Leisure Time	83,183
Lodging - 0.1%
1,943	Las Vegas Sands Corp.	89,611
Retail – 4.8%
80	Burlington Stores Inc.*	13,567
1,590	Costco Wholesale Corp.	942,457
192	Dick's Sporting Goods Inc.	24,979
277	Five Below Inc.*	52,203
3,171	Home Depot Inc.(a)	994,077
568	Kohl's Corp.	13,320
2,271	Lowe's Cos., Inc.	451,543
2,323	McDonald's Corp.	654,714
831	Restaurant Brands International Inc.	59,067
4,021	Starbucks Corp.	399,285
4,701	TJX Cos., Inc.	414,205
4,278	Walmart Inc.(a)	666,042

Schedules of Investments

November 30, 2023 (unaudited)

Destinations Shelter Fund (continued)

Shares/Units	Security	Value
CONSUMER CYCLICAL - 8.8% - (continued)
Retail – 4.8% - (continued)
241	Williams-Sonoma Inc.	$45,197
485	Yum China Holdings Inc.	20,942
	Total Retail	4,751,598
	TOTAL CONSUMER CYCLICAL	8,728,091
CONSUMER NON-CYCLICAL - 18.4%
Agriculture - 0.6%
2,467	British American Tobacco PLC, ADR	78,673
5,957	Philip Morris International Inc.	556,146
	Total Agriculture	634,819
Beverages - 1.5%
1,598	Constellation Brands Inc., Class A Shares	384,303
9,076	Keurig Dr Pepper Inc.	286,529
2,726	Molson Coors Beverage Co., Class B Shares	167,758
12,625	Monster Beverage Corp.*	696,269
	Total Beverages	1,534,859
Biotechnology - 1.1%
185	Alnylam Pharmaceuticals Inc.*	31,126
1,822	Amgen Inc.	491,284
696	Biogen Inc.*	162,920
435	BioMarin Pharmaceutical Inc.*	39,620
388	Regeneron Pharmaceuticals Inc.*	319,638
4	Seagen Inc.*	853
182	United Therapeutics Corp.*	43,680
	Total Biotechnology	1,089,121
Commercial Services - 1.5%
1,965	Automatic Data Processing Inc.	451,793
2,935	Block Inc., Class A Shares*	186,167
509	Booz Allen Hamilton Holding Corp., Class A Shares	63,691
1,171	Global Payments Inc.	136,351
99	Herc Holdings Inc.	12,242
1,378	S&P Global Inc.	573,014
1,031	TransUnion	60,540
581	Vestis Corp.*	10,638
	Total Commercial Services	1,494,436
Food - 1.3%
3,024	Campbell Soup Co.	121,504
5,229	Hormel Foods Corp.	159,955
1,512	JM Smucker Co.	165,912
12,260	Kellanova	644,140
2,202	McCormick & Co., Inc.	142,756
737	US Foods Holding Corp.*	32,303
780	WK Kellogg Co.	8,736
	Total Food	1,275,306
Healthcare-Products - 3.3%
5,909	Abbott Laboratories	616,250
1,138	Alcon Inc.	86,067
1,633	Avantor Inc.*	34,587
2,445	Danaher Corp.	545,993
220	Enovis Corp.*	10,881
348	Exact Sciences Corp.*	22,272
1,694	GE HealthCare Technologies Inc.	115,971
1,385	Intuitive Surgical Inc.*	430,513

Schedules of Investments

November 30, 2023 (unaudited)

Destinations Shelter Fund (continued)

Shares/Units	Security	Value
CONSUMER NON-CYCLICAL - 18.4% - (continued)
Healthcare-Products - 3.3% - (continued)
4,964	Medtronic PLC	$393,496
1,394	Thermo Fisher Scientific Inc.	691,089
538	Waters Corp.*	150,968
1,555	Zimmer Biomet Holdings Inc.	180,862
	Total Healthcare-Products	3,278,949
Healthcare-Services - 2.1%
947	Elevance Health Inc.	454,077
196	ICON PLC*	52,320
439	Molina Healthcare Inc.*	160,481
2,608	UnitedHealth Group Inc.(a)	1,442,146
	Total Healthcare-Services	2,109,024
Household Products/Wares - 1.0%
1,211	Clorox Co.	173,597
6,037	Kimberly-Clark Corp.	746,958
663	Spectrum Brands Holdings Inc.	45,966
	Total Household Products/Wares	966,521
Pharmaceuticals – 6.0%
5,066	AbbVie Inc.	721,348
1,291	AstraZeneca PLC, ADR	83,386
1,507	Becton Dickinson & Co.	355,923
1,267	Cigna Group	333,069
4,986	CVS Health Corp.	338,799
1,524	DexCom Inc.*	176,053
2,147	Eli Lilly & Co.	1,268,963
238	Jazz Pharmaceuticals PLC*	28,139
7,182	Johnson & Johnson(a)	1,110,768
8,011	Merck & Co., Inc.	820,967
183	Novartis AG, ADR	17,916
355	Perrigo Co. PLC	10,813
17,338	Pfizer Inc.(a)	528,289
52	Sandoz Group AG, ADR*	1,484
2,538	Teva Pharmaceutical Industries Ltd., ADR*	24,923
	Total Pharmaceuticals	5,820,840
	TOTAL CONSUMER NON-CYCLICAL	18,203,875
ENERGY - 4.2%
Oil & Gas - 3.5%
1,669	Canadian Natural Resources Ltd.	111,489
3,832	Cenovus Energy Inc.	68,056
5,900	Chevron Corp.	847,240
3,330	EOG Resources Inc.	409,823
12,382	Exxon Mobil Corp.(a)	1,272,127
227	HF Sinclair Corp.	11,913
3,501	Occidental Petroleum Corp.	207,084
1,205	Ovintiv Inc.	53,430
2,295	Phillips 66	295,803
629	Range Resources Corp.	20,442
2,703	Suncor Energy Inc.	89,172
	Total Oil & Gas	3,386,579
Oil & Gas Services - 0.4%
1,770	NOV Inc.	33,311
7,067	Schlumberger NV	367,767
	Total Oil & Gas Services	401,078

Schedules of Investments

November 30, 2023 (unaudited)

Destinations Shelter Fund (continued)

Shares/Units	Security	Value
ENERGY - 4.2% - (continued)
Pipelines - 0.3%
528	Cheniere Energy Inc.	$96,175
1,370	Enbridge Inc.	47,772
1,562	Targa Resources Corp.	141,283
951	TC Energy Corp.	35,682
	Total Pipelines	320,912
	TOTAL ENERGY	4,108,569
FINANCIAL - 14.4%
Banks - 4.1%
5,068	Banco Bradesco SA, ADR	16,876
20,917	Bank of America Corp.(a)	637,759
60	Bank of Montreal	4,937
5,686	Citigroup Inc.	262,125
255	Cullen/Frost Bankers Inc.	25,064
1,227	East West Bancorp Inc.	77,203
2,100	First Horizon Corp.	26,859
1,483	Goldman Sachs Group Inc.	506,504
554	ICICI Bank Ltd., ADR	12,282
4,360	Itau Unibanco Holding SA, ADR	27,904
8,138	JPMorgan Chase & Co.(a)	1,270,179
1,435	M&T Bank Corp.	183,924
5,625	Morgan Stanley	446,288
12,708	Wells Fargo & Co.	566,650
	Total Banks	4,064,554
Diversified Financial Services - 4.0%
2,638	American Express Co.	450,491
940	Ameriprise Financial Inc.	332,299
453	Brookfield Asset Management Ltd., Class A Shares	15,869
4,298	Charles Schwab Corp.	263,553
28	Credit Acceptance Corp.*	12,796
322	Evercore Inc., Class A Shares	47,511
1,682	Jefferies Financial Group Inc.	59,610
2,812	Mastercard Inc., Class A Shares(a)	1,163,690
3,522	Nasdaq Inc.	196,668
5,186	Visa Inc., Class A Shares(a)	1,331,142
249	Voya Financial Inc.	17,806
	Total Diversified Financial Services	3,891,435
Equity Real Estate Investment Trusts (REITs) - 2.2%
4,374	American Homes 4 Rent, Class A Shares	158,645
2,481	Annaly Capital Management Inc.	44,832
1,043	AvalonBay Communities Inc.	180,376
1,104	Camden Property Trust	99,647
2,008	CubeSmart	79,838
1,984	Equity LifeStyle Properties Inc.	141,062
3,439	Equity Residential	195,473
813	Essex Property Trust Inc.	173,543
5,278	Invitation Homes Inc.	176,074
1,310	Medical Properties Trust Inc.	6,354
1,701	Mid-America Apartment Communities Inc.	211,741
148	NET Lease Office Properties*	2,420
5,458	Realty Income Corp.	294,514
581	Sun Communities Inc.	75,147
6,749	VICI Properties Inc., Class A Shares	201,728

Schedules of Investments

November 30, 2023 (unaudited)

Destinations Shelter Fund (continued)

Shares/Units	Security	Value
FINANCIAL - 14.4% - (continued)
Equity Real Estate Investment Trusts (REITs) - 2.2% - (continued)
2,231	WP Carey Inc.	$138,857
	Total Equity Real Estate Investment Trusts (REITs)	2,180,251
Insurance – 3.9%
3,161	Aflac Inc.	261,446
955	Aon PLC, Class A Shares	313,708
1,800	Arthur J Gallagher & Co.	448,200
5,632	Berkshire Hathaway Inc., Class B Shares*	2,027,520
2,817	Brown & Brown Inc.	210,543
2,124	Fidelity National Financial Inc.	95,240
5,545	Manulife Financial Corp.	108,627
104	Markel Group Inc.*	149,665
187	RenaissanceRe Holdings Ltd.	40,085
2,111	Unum Group	90,773
1,697	WR Berkley Corp.	123,117
	Total Insurance	3,868,924
Private Equity - 0.2%
1,210	Brookfield Corp.	42,677
1,435	KKR & Co., Inc.	108,830
	Total Private Equity	151,507
Real Estate - 0.0%
161	Jones Lang LaSalle Inc.*	25,039
Savings & Loans - 0.0%
2,951	New York Community Bancorp Inc.	27,769
	TOTAL FINANCIAL	14,209,479
INDUSTRIAL - 7.5%
Aerospace/Defense - 1.1%
1,825	Boeing Co.*	422,725
1,898	General Dynamics Corp.	468,749
1,075	HEICO Corp.	183,857
	Total Aerospace/Defense	1,075,331
Building Materials - 0.1%
315	Lennox International Inc.	128,098
249	Louisiana-Pacific Corp.	15,187
	Total Building Materials	143,285
Electrical Components & Equipment - 0.4%
359	Acuity Brands Inc.	64,354
1,994	AMETEK Inc.	309,529
	Total Electrical Components & Equipment	373,883
Electronics - 0.6%
6,396	Amphenol Corp., Class A Shares	581,972
931	Sensata Technologies Holding PLC	30,267
	Total Electronics	612,239
Engineering & Construction - 0.1%
694	AECOM	61,669
Environmental Control - 0.5%
1,787	Republic Services Inc., Class A Shares	289,208
815	Veralto Corp.*	62,959
806	Waste Connections Inc.	109,205
	Total Environmental Control	461,372
Hand/Machine Tools - 0.0%
148	Lincoln Electric Holdings Inc.	29,313

Schedules of Investments

November 30, 2023 (unaudited)

Destinations Shelter Fund (continued)

Shares/Units	Security	Value
INDUSTRIAL - 7.5% - (continued)
Machinery-Construction & Mining - 0.6%
1,347	BWX Technologies Inc.	$105,106
1,931	Caterpillar Inc.	484,140
	Total Machinery-Construction & Mining	589,246
Machinery-Diversified - 1.4%
227	AGCO Corp.	25,771
477	Cognex Corp.	17,983
911	Deere & Co.	331,978
1,733	Dover Corp.	244,630
1,956	Graco Inc.	158,006
710	IDEX Corp.	143,193
530	Nordson Corp.	124,730
704	Rockwell Automation Inc.	193,910
1,686	Xylem Inc.	177,249
	Total Machinery-Diversified	1,417,450
Miscellaneous Manufacturers - 1.2%
3,701	3M Co.	366,658
330	Carlisle Cos., Inc.	92,535
3,744	General Electric Co.	456,019
2,842	Textron Inc.	217,868
	Total Miscellaneous Manufacturers	1,133,080
Packaging & Containers - 0.3%
617	Crown Holdings Inc.	53,068
906	Packaging Corp. of America	152,217
1,417	Sonoco Products Co.	78,162
	Total Packaging & Containers	283,447
Transportation - 1.2%
530	Canadian National Railway Co.	61,453
1,121	Canadian Pacific Kansas City Ltd.	80,712
2,139	Union Pacific Corp.	481,853
3,582	United Parcel Service Inc., Class B Shares	543,067
283	XPO Inc.*	24,417
	Total Transportation	1,191,502
	TOTAL INDUSTRIAL	7,371,817
TECHNOLOGY - 27.7%
Computers - 8.8%
2,092	Accenture PLC, Class A Shares	696,929
38,644	Apple Inc.(a)	7,340,428
484	Check Point Software Technologies Ltd.*	70,664
1,338	Dell Technologies Inc., Class C Shares	101,514
3,138	International Business Machines Corp.	497,561
138	Kyndryl Holdings Inc.*	2,488
	Total Computers	8,709,584
Semiconductors - 7.5%
5,097	Advanced Micro Devices Inc.*	617,553
3,538	Applied Materials Inc.	529,922
181	ASML Holding NV, Class NY Registered Shares, ADR	123,761
1,239	Broadcom Inc.(a)	1,146,980
285	Cirrus Logic Inc.*	21,634
682	Entegris Inc.	71,201
583	Lam Research Corp.	417,381
1,980	Marvell Technology Inc.	110,345
4,028	Micron Technology Inc.	306,611

Schedules of Investments

November 30, 2023 (unaudited)

Destinations Shelter Fund (continued)

Shares/Units	Security	Value
TECHNOLOGY - 27.7% - (continued)
Semiconductors - 7.5% - (continued)
6,584	NVIDIA Corp.(a)	$3,079,337
1,421	NXP Semiconductors NV	289,998
2,501	ON Semiconductor Corp.*	178,396
3,689	QUALCOMM Inc.	476,065
158	Silicon Laboratories Inc.*	16,648
309	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	30,069
	Total Semiconductors	7,415,901
Software - 11.4%
1,399	Adobe Inc.*(a)	854,803
1,037	Intuit Inc.	592,604
19,428	Microsoft Corp.(a)	7,361,464
5,139	Oracle Corp.	597,203
2,990	Salesforce Inc.*(a)	753,181
470	SAP SE, ADR	74,786
803	ServiceNow Inc.*	550,649
3,477	SS&C Technologies Holdings Inc.	195,616
233	Veeva Systems Inc., Class A Shares*	40,614
373	Workday Inc., Class A Shares*	100,979
1,765	Zoom Video Communications Inc., Class A Shares*	119,720
	Total Software	11,241,619
	TOTAL TECHNOLOGY	27,367,104
UTILITIES - 2.7%
Electric - 2.6%
4,615	Alliant Energy Corp.	233,381
4,965	Ameren Corp.	385,234
6,849	American Electric Power Co., Inc.	544,838
3,809	Consolidated Edison Inc.	343,229
9,929	PPL Corp.	259,345
13,670	Xcel Energy Inc.	831,683
	Total Electric	2,597,710
Water - 0.1%
3,490	Essential Utilities Inc.	124,279
	TOTAL UTILITIES	2,721,989
	TOTAL COMMON STOCKS
	(Cost - $92,340,070)	98,261,515

Number of Contracts	Notional Amounts

PURCHASED OPTIONS - 0.4%
Index Option - 0.4%
71	$32,431,380	S&P 500 Index Options, Put, @ $4,075.00, expires 12/29/23, Counterparty: MSC	20,590
71	32,431,380	S&P 500 Index Options, Put, @ $3,985.00, expires 1/31/24, Counterparty: MSC	55,380
71	32,431,380	S&P 500 Index Options, Put, @ $4,330.00, expires 2/29/24, Counterparty: MSC	282,225
		TOTAL PURCHASED OPTIONS
		(Cost - $1,142,721)	358,195
		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
		(Cost - $93,482,791)	98,619,710

Face Amount	Security	Value
SHORT-TERM INVESTMENTS - 2.0%
TIME DEPOSITS - 2.0%
$715,393	Citibank - New York, 4.680% due 12/1/23	$715,393
1,246,741	JPMorgan Chase & Co. - New York, 4.680% due 12/1/23	1,246,741
	TOTAL TIME DEPOSITS
	(Cost - $1,962,134)	1,962,134
	TOTAL INVESTMENTS - 101.9%
	(Cost - $95,444,925)	100,581,844
	Liabilities in Excess of Other Assets - (1.9)%	(1,838,105)
	TOTAL NET ASSETS - 100.0%	$98,743,739

*    Non-income producing security.

(a) All or a portion of this security is pledged by the Fund as collateral for short sales or derivative transactions.

Abbreviations used in this schedule:
ADR	—	American Depositary Receipts
PLC	—	Public Limited Company
REIT	—	Real Estate Investment Trust

Schedules of Investments

November 30, 2023 (unaudited)

Destinations Shelter Fund (continued)

Summary of Investments by Security Sector^
Technology	27.2%
Consumer Non-cyclical	18.1
Financial	14.1
Communications	13.7
Consumer Cyclical	8.7
Industrial	7.3
Energy	4.1
Utilities	2.7
Basic Materials	1.7
Purchased Options	0.4
Short-Term Investments	2.0
100.0%

^ As a percentage of total investments.

Schedules of Investments

November 30, 2023 (unaudited)

Destinations Shelter Fund (concluded)

Schedule of Options Contracts Written

Index Options

Number of Contracts	Notional Amount	Security Name	Counterparty	Expiration Date	Exercise Rate	Value
35	$15,987,300	S&P 500 Index Options, Call	MSC	12/29/23	$4,500.00	$(392,350)
36	16,444,080	S&P 500 Index Options, Call	MSC	1/31/24	4,415.00	(798,300)
36	16,444,080	S&P 500 Index Options, Call	MSC	2/29/24	4,790.00	(127,980)
71	32,431,380	S&P 500 Index Options, Put	MSC	12/29/23	3,425.00	(3,550)
71	32,431,380	S&P 500 Index Options, Put	MSC	1/31/24	3,350.00	(14,733)
71	32,431,380	S&P 500 Index Options, Put	MSC	2/29/24	3,650.00	(50,055)
		TOTAL OPTIONS CONTRACTS WRITTEN
		(Premiums received — $686,347)				$(1,386,968)

Counterparty Abbreviations used in this schedule:
MSC	—	Morgan Stanley

Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D — Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

P — Preliminary rating.

u — The upgrade state defines bonds that have recently been upgraded into higher rating categories.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A — Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Ratings (unaudited) (continued)

Baa — Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba — Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B — Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa — Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.

Ca — Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C — Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

e — Expected.

u — Upgraded.

Fitch Ratings Service (“Fitch”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.

AAApre — Stable Outlook rating is based on the pledge of securities in the escrow deposit fund securing the bonds and reflects the lien of the refunded bondholders on the escrow trust funds and that all amounts have been invested in direct non-callable obligations of the United States.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

Ratings (unaudited) (concluded)

D — Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

NR — Indicates that the bond is not rated by Standard & Poor’s, Moody’s, or Fitch.

WD, WR — Indicates that the bonds rating has been withdrawn and the issuer is no longer rated by Standard & Poor’s, Moody’s or Fitch.

Short-Term Security Ratings

SP-1 — Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1 — Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1 — Moody’s highest rating for issues having a demand feature — VRDO.

MIG1 — Moody’s highest rating for short-term municipal obligations.

P-1 — Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

F-1 — Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

F-2 — Fitch’s rating indicating a good capacity for timely payment of financial commitments.

Notes to Financial Statements

November 30, 2023 (unaudited)

1. Organization

Brinker Capital Destinations Trust (“Trust”) is organized as a Delaware statutory trust and registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust currently consists of Destinations Large Cap Equity Fund, Destinations Small-Mid Cap Equity Fund, Destinations International Equity Fund, Destinations Equity Income Fund, Destinations Core Fixed Income Fund, Destinations Low Duration Fixed Income Fund, Destinations Global Fixed Income Opportunities Fund, Destinations Municipal Fixed Income Fund, Destinations Multi Strategy Alternatives Fund and Destinations Shelter Fund (individually, a “Fund” and collectively, the “Funds”). Each Fund currently offers two classes of shares designated as Class I and Class Z shares.

Orion Portfolio Solutions, LLC (“Brinker Capital” or the “Adviser”), serves as the investment adviser for the Funds. The Funds employ a multimanager strategy. The Adviser selects and oversees professional money managers (each a “Sub-adviser”) who are responsible for investing the assets of the Funds allocated to them.

2. Investment valuation

Equity securities for each Fund for which market quotations are readily available and are traded on an exchange are valued at the closing sale price or official closing price on the exchange on which such security is principally traded. In the event there are no sales that day, such securities are valued at the bid price. For equity securities that are primarily traded on foreign exchanges, these values are converted to U.S. dollars using the current exchange rates as of the close of the New York Stock Exchange (“NYSE”).

Futures contracts are valued at the settlement price in the market where such contracts are principally traded. Foreign currency forward contracts are valued at the current Business Day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the thirty, sixty, ninety and one-hundred eighty day forward rates provided by an independent source.

Portfolio securities traded in the over-the-counter market for which market quotations are readily available are valued at the last sales price that day. In the event there are no sales that day, such securities are valued at the bid price. Investments in registered open-end management investment companies are valued at reported net asset value per share.

Securities pledged by the Funds as collateral, if any, are identified as such in the Schedules of Investments.

Debt obligations that will mature in 60 days or less are valued at amortized cost, which approximates market value. Debt obligations that will mature in more than 60 days are valued using valuations furnished by an approved third-party pricing service; such valuations are determined by the third-party pricing service based upon its analysis of a variety of factors, including transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and its analysis of various relationships between securities, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events.

The Board of Trustees (the “Board”) has ultimate responsibility for ensuring the Funds’ investments are valued appropriately. The Board has delegated primary responsibility for determining or causing to be determined the value of the Funds’ investments (including any fair valuation) to the Adviser pursuant to valuation policies and procedures approved by the Board. When market quotations are not readily available or are determined to be unreliable, investments are valued at fair value as determined in good faith by the valuation committee established by the Adviser in accordance with such procedures under the oversight of the Board. Circumstances that may indicate that market quotations are not readily available or are unreliable include, but are not limited to, such instances when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, and before the applicable Fund calculates its Net Asset Value (“NAV”).

Each business day, the Funds use a Board-approved third-party pricing service to assist with the valuation of foreign equity securities. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities to more accurately reflect their fair value as of the close of regular trading on the NYSE.

Notes to Financial Statements

November 30, 2023 (unaudited) (continued)

2. Investment valuation (continued)

The Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities that segregates fair value measurements into levels (Level 1, 2, and 3). The three levels of the fair value hierarchy are as follows:

Level 1 —	unadjusted quoted prices in active markets for identical securities.

Level 2 —	significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 —	significant unobservable inputs (including assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Funds generally use to evaluate how to classify each major category of assets and liabilities in accordance with GAAP.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign bonds, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by third-party pricing service providers that use broker quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. To the extent that these inputs are significant and unobservable, the values are categorized as Level 3 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by third-party pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities and the related forward sales commitments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. To the extent that these inputs are significant and unobservable, the values are categorized as Level 3 of the fair value hierarchy.

Common stocks, preferred stocks, rights, warrants, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are categorized as Level 1 of the fair value hierarchy, to the extent these securities are actively traded and valuation adjustments are not applied.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE close. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies are valued based upon the NAVs of such investments on the valuation date and are categorized as Level 1 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Notes to Financial Statements

November 30, 2023 (unaudited) (continued)

2. Investment valuation (continued)

Over-the-counter financial derivative instruments, such as forward foreign currency contracts, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or by third-party pricing service providers. Depending on the product and the terms of the transaction, the value of financial derivatives can be estimated by a third-party pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. To the extent that these inputs are significant and unobservable, the values are categorized as Level 3 of the fair value hierarchy.

Centrally cleared swaps listed or traded on the multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

The Funds’ policy is to recognize transfers between levels at the end of the reporting period. In some instances, the inputs used to measure fair value might fall in different levels of the fair value hierarchy. The level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The following table summarizes the valuation of each Fund’s assets and liabilities using the fair value hierarchy:

	Total Fair Value at November 30, 2023	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations Large Cap Equity Fund
Investments, at value
Common Stocks:
Basic Materials	$69,439,355	$69,439,355	$–	$–
Communications	466,706,608	466,132,047	574,561	–
Consumer Cyclical	435,996,414	435,996,414	–	–
Consumer Non-cyclical	850,683,661	850,683,661	–	–
Energy	189,124,981	189,124,981	–	–
Financial	655,860,269	655,299,050	–	561,219
Industrial	327,150,466	327,150,466	–	–
Technology	807,578,090	804,156,032	–	3,422,058
Utilities	66,485,576	66,485,576	–	–
Exchange Traded Funds (ETFs)	55,958,214	55,958,214	–	–
Preferred Stocks:
Consumer Cyclical	1,108,459	–	–	1,108,459
Industrial	3,105,391	–	–	3,105,391
Technology	3,357,931	–	–	3,357,931
Short-Term Investments:
Time Deposits	60,227,674	–	60,227,674	–
Money Market Fund	22,695,635	22,695,635	–	–
Total Investments, at value	$4,015,478,724	$3,943,121,431	$60,802,235	$11,555,058
Other Financial Instruments - Assets
Futures Contracts	$129,300	$129,300	$–	$–
Total Other Financial Instruments - Assets	$129,300	$129,300	$–	$–

Notes to Financial Statements

November 30, 2023 (unaudited) (continued)

2. Investment valuation (continued)

	Total Fair Value at November 30, 2023	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations Small-Mid Cap Equity Fund
Investments, at value
Common Stocks	$754,051,295	$754,051,295	$–	$–
Exchange Traded Funds (ETFs)	7,712,804	7,712,804	–	–
REIT	32,030	32,030	–	–
Limited Partnership	22,691	22,691	–	–
Closed-End Fund	4,489	4,489	–	–
Short-Term Investments:
Time Deposits	26,937,353	–	26,937,353	–
Money Market Fund	6,946,300	6,946,300	–	–
Total Investments, at value	$795,706,962	$768,769,609	$26,937,353	$–
Other Financial Instruments - Assets
Futures Contracts	$7,780	$7,780	$–	$–
Total Other Financial Instruments - Assets	$7,780	$7,780	$–	$–

Notes to Financial Statements

November 30, 2023 (unaudited) (continued)

2. Investment valuation (continued)

	Total Fair Value at November 30, 2023	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations International Equity Fund
Investments, at value
Common Stocks:
Argentina	$2,250,280	$2,250,280	$–	$–
Australia	41,660,392	–	41,660,392	–
Austria	2,087,812	–	2,087,812	–
Belgium	3,047,451	–	3,047,451	–
Bermuda	2,116,408	–	2,116,408	–
Brazil	50,381,421	11,631,381	38,750,040	–
Cambodia	20,270	–	20,270	–
Canada	128,486,857	18,624,507	109,862,350	–
Chile	91,203	–	91,203	–
China	74,667,534	23,329,999	51,337,535	–
Cyprus	2	–	–	2
Denmark	23,320,095	5,971,898	17,348,197	–
Finland	18,813,700	–	18,813,700	–
France	169,913,563	–	169,913,563	–
Germany	168,425,756	–	168,425,756	–
Greece	1,533,604	–	1,533,604	–
Hong Kong	70,700,171	–	70,700,171	–
India	162,751,325	18,942,078	143,809,247	–
Indonesia	15,087,306	–	15,087,306	–
Ireland	40,746,255	15,520,414	25,225,841	–
Israel	4,984,103	1,335,081	3,649,022	–
Italy	49,268,413	1,496,101	47,772,312	–
Japan	379,879,600	–	379,879,600	–
Jersey, Channel Islands	3,743,096	–	3,743,096	–
Jordan	43,653	–	43,653	–
Lithuania	2,567,460	–	2,567,460	–
Luxembourg	2,172,292	–	2,172,292	–
Macau	106,753	–	106,753	–
Malaysia	1,094,536	–	1,094,536	–
Mexico	7,190,728	–	7,190,728	–
Netherlands	85,993,651	–	85,993,651	–
New Zealand	729,408	–	729,408	–
Norway	36,345,886	–	36,345,886	–
Peru	2,726,137	2,216,107	510,030	–
Philippines	5,719,328	–	5,719,328	–
Poland	6,753,936	–	6,753,936	–
Portugal	8,718,224	–	8,718,224	–
Russia	742	–	–	742
Saudi Arabia	2,425,602	–	2,425,602	–
Singapore	22,312,793	1,766,522	20,546,271	–
South Africa	11,127,863	1,010,501	10,117,362	–
South Korea	82,829,194	–	82,829,194	–
Spain	29,157,519	–	29,157,519	–
Sweden	94,110,973	444,801	93,666,172	–
Switzerland	109,950,048	2,271,280	107,678,768	–
Taiwan	72,946,580	18,376,702	54,569,878	–
Thailand	5,494,985	–	5,494,985	–
Turkey	5,689,705	–	5,689,705	–
United Arab Emirates	404,426	–	404,426	–
United Kingdom	228,682,632	8,654,817	219,746,304	281,511
United States	45,014,197	44,431,664	46,409	536,124
Uruguay	16,514,108	16,514,108	–	–
Exchange Traded Funds (ETFs)	90,415,764	90,415,764	–	–
Preferred Stocks:
Germany	9,196,403	–	9,196,403	–
United States	29,995	–	–	29,995
Warrants:
Canada	– *	–	–	–	*
United States	53	53	–	–
Short-Term Investments:
Time Deposits	44,240,168	–	44,240,168	–
U.S. Government Agency	693,000	–	693,000	–
Money Market Fund	29,074,552	29,074,552	–	–
Total Investments, at value	$2,474,449,911	$314,278,610	$2,159,322,927	$848,374
Other Financial Instruments - Asset
Futures Contracts	$9,975	$9,975	$–	$–
Total Other Financial Instruments - Assets	$9,975	$9,975	$–	$–

Other Financial Instruments - Liabilities
Option Contracts Written	$(4,294)	$(4,294)	$–	$–
OTC Total Return Swaps	(24,631)	–	(24,631)	–
Total Other Financial Instruments - Liabilities	$(28,925)	$(4,294)	$(24,631)	$–

* Includes securities that are fair valued at $0.

Notes to Financial Statements

November 30, 2023 (unaudited) (continued)

2. Investment valuation (continued)

	Total Fair Value at November 30, 2023	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations Equity Income Fund
Investments, at value
Corporate Bond & Note	$1,281,800	–	$1,281,800	$–
Common Stocks:
Basic Materials	27,667,960	20,191,203	7,476,757	–
Communications	37,349,520	22,388,854	14,960,666	–
Consumer Cyclical	31,658,970	25,849,329	5,809,641	–
Consumer Non-cyclical	128,258,508	94,820,509	33,437,999	–
Energy	60,130,795	33,970,141	26,160,654	–
Financial	108,500,386	70,732,011	37,768,375	–
Industrial	60,431,286	38,906,269	21,525,017	–
Technology	33,723,989	26,733,960	6,990,029	–
Utilities	67,405,662	54,132,583	13,273,079	–
Exchange Traded Funds (ETFs)	24,470,007	24,470,007	–	–
Short-Term Investments:
Equity Linked Note	1,697,369	–	1,697,369	–
Time Deposits	6,229,562	–	6,229,562	–
Money Market Fund	998,510	998,510	–	–
Total Investments, at value	$589,804,324	$413,193,376	$176,610,948	$–

Notes to Financial Statements

November 30, 2023 (unaudited) (continued)

2. Investment valuation (continued)

	Total Fair Value at November 30, 2023	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations Core Fixed Income Fund
Investments, at value
Mortgage-Backed Securities	$517,648,809	$–	$517,648,809	$–
Corporate Bonds & Notes	461,054,111	–	461,054,111	–
Collateralized Mortgage Obligations	455,765,665	–	455,765,665	–
U.S. Government Obligations	378,419,396	–	378,419,396	–
Asset-Backed Securities	199,307,975	–	199,307,975	–
Senior Loans	15,702,889	–	15,702,889	–
Sovereign Bonds	6,645,474	–	6,645,474	–
Municipal Bonds	2,899,439	–	2,899,439	–
Open-End Fund	37,915,545	37,915,545	–	–
Exchange Traded Funds (ETFs)	8,094,985	8,094,985	–	–
Common Stocks:
Communications	27,037	27,037	–	–
Healthcare Services	5,168	5,168	–	–
Industrial	10,450	–	–	10,450
Rights	1,605	–	1,605	–
Short-Term Investments:
Time Deposits	38,069,265	–	38,069,265	–
U.S. Government Obligation	1,195,406	–	1,195,406	–
Total Investments, at value	$2,122,763,219	$46,042,735	$2,076,710,034	$10,450
Other Financial Instruments - Assets
Futures Contracts	$571,806	$571,806	$–	$–
Centrally Cleared Interest Rate Swaps	908,530	–	908,530	–
Centrally Cleared Credit Default Swaps	65,835	–	65,835	–
Total Other Financial Instruments - Assets	$1,546,171	$571,806	$974,365	$–
Other Financial Instruments - Liabilities
Futures Contracts	$(613,373)	$(613,373)	$–	$–
Forward Sale Commitments	(24,643,121)	–	(24,643,121)	–
Total Other Financial Instruments - Liabilities	$(25,256,494)	$(613,373)	$(24,643,121)	$–

Notes to Financial Statements

November 30, 2023 (unaudited) (continued)

2. Investment valuation (continued)

	Total Fair Value at November 30, 2023	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations Low Duration Fixed Income Fund
Investments, at value
Corporate Bonds & Notes:
Basic Materials	$15,345,886	$–	$15,345,886	$–
Communications	48,870,788	–	48,870,788	–
Consumer Cyclical	15,392,273	–	15,392,273	–
Consumer Discretionary	1,624,614	–	1,624,614	–
Consumer Non-cyclical	36,911,161	–	29,688,711	7,222,450
Diversified	2,631,500	–	2,631,500	–
Energy	17,792,899	–	17,792,899	–
Financial	25,066,303	–	25,066,303	–
Healthcare	5,466,400	–	–	5,466,400
Industrial	12,751,349	–	12,751,349	–
Technology	15,183,334	–	15,183,334	–
Utilities	2,179,919	–	2,179,919	–
Asset-Backed Securities	42,082,792	–	42,082,792	–
Collateralized Mortgage Obligations	36,474,160	–	36,474,160	–
Senior Loans:	30,278,680	–	27,376,060	2,902,620
U.S. Government Obligations	23,496,820	–	23,496,820	–
Mortgage-Backed Securities	2,386,285	–	2,386,285	–
Sovereign Bonds	681,593	–	681,593	–
Exchange Traded Funds (ETFs)	46,087,488	46,087,488	–	–
Preferred Stock	4,088,275	4,088,275	–	–
Common Stocks:
Consumer Non-cyclical	71,127	71,127	–	–
Diversified	191,710	191,710	–	–
Financial	616,273	–	–	616,273
Warrants:
Basic Materials	– *	–	–	–	*
Diversified	17,907	17,907	–	–	*
Healthcare	1,180	1,180	–	–
Short-Term Investments:
Corporate Note	1,468,461	–	1,468,461	–
Time Deposits	15,380,813	–	15,380,813	–
U.S. Government Obligations	7,120,400	–	7,120,400	–
Money Market Fund	105,060	105,060	–	–
Total Investments, at value	$409,765,450	$50,562,747	$342,994,960	$16,207,743
Other Financial Instruments - Liabilities
Forward Foreign Currency Contracts	$(624,421)	$–	$(624,421)	$–
Total Other Financial Instruments - Liabilities	$(624,421)	$–	$(624,421)	$–

* Includes securities that are fair valued at $0.

Notes to Financial Statements

November 30, 2023 (unaudited) (continued)

2. Investment valuation (continued)

	Total Fair Value at November 30, 2023		Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations Global Fixed Income Opportunities Fund
Investments, at value
Corporate Bonds & Notes
Australia	$10,868,964		$–	$10,868,964	$–
Bermuda	5,523,871		–	5,523,871	–
Brazil	8,988,317		–	8,988,317	–
British Virgin Islands	198,603		–	198,603	–
Canada	22,574,894		–	22,574,894	–
Cayman Islands	5,543,839		–	5,543,839	–
Chile	20,858,534		–	20,858,534	–
Colombia	21,653,853		–	21,653,853	–
Denmark	1,188,479		–	1,188,479	–
France	4,528,096		–	4,528,096	–
Germany	12,762,571		–	12,762,571	–
Guatemala	5,749,958		–	5,749,958	–
India	18,050,800		–	18,050,800	–
Indonesia	14,636,044		–	14,636,044	–
Isle of Man	172,633		–	172,633	–
Israel	7,358,230		–	7,358,230	–
Italy	9,126,903		–	9,126,903	–
Luxembourg	32,260,680		–	32,260,680	–
Malaysia	7,049,887		–	7,049,887	–
Mauritius	4,337,976		–	4,337,976	–
Mexico	31,704,855		–	31,704,855	–
Multinational	6,402,535		–	6,402,535	–
Netherlands	33,490,733		–	33,490,733	–
Norway	17,947,599		–	17,947,599	–
Panama	2,660,138		–	2,660,138	–
Paraguay	976,649		–	976,649	–
Peru	28,408,929		–	28,408,929	–
Portugal	–	*	–	–	–	*
Singapore	25,963,202		–	25,963,202	–
South Korea	19,496,282		–	19,496,282	–
Spain	8,004,067		–	8,004,067	–
Sweden	8,363,359		–	8,363,359	–
Switzerland	1,711,660		–	1,711,660	–
United Kingdom	12,553,431		–	12,553,431	–
United States	184,697,036		–	174,747,351	9,949,685
Senior Loans	72,698,138		–	72,418,834	279,304
Collateralized Mortgage Obligations	17,430,831		–	17,430,831	–
Sovereign Bonds	8,174,057		–	8,174,057	–
Exchange Traded Funds (ETFs)	49,715,476		49,715,476	–	–
Preferred Stocks:
Bermuda	3,132,880		3,132,880	–	–
United Kingdom	29,698		29,698	–	–
United States	19,824,606		18,208,784	1,161,477	454,345
Common Stocks:
United States	9,527,981		5,371,103	–	4,156,878
Equity Linked Notes
United States	114,201		–	–	114,201
Warrants:
Bermuda	–	*	–	–	–	*
Brazil	–	*	–	–	–	*
Canada	–	*	–	–	–	*
Israel	–	*	–	–	–	*
United Kingdom	2,178		2,178	–	–
United States	6,655		6,655	–	–
Short-Term Investments:
Commercial Papers	15,663,542		–	15,663,542	–
Corporate Note	2,165,123		–	2,165,123	–
Time Deposits	26,499,516		–	26,499,516	–
Money Market Fund	709,894		709,894	–	–
Total Investments, at value	$821,508,383		$77,176,668	$729,377,302	$14,954,413
Other Financial Instruments - Asset
Forward Foreign Currency Contracts	$18,162		$–	$18,162	$–
Total Other Financial Instruments - Assets	$18,162		$–	$18,162	$–

Other Financial Instruments - Liabilities
Options Contracts Written	$(279,893)		$(279,893)	$–	$–
Forward Foreign Currency Contracts	(1,043,620)		–	(1,043,620)	–
Securities Sold Short:
Corporate Bond & Note	(6,310,346)		–	(6,310,346)	–
Exchange Traded Funds (ETFs)	(4,489,603)		(4,489,603)	–	–
Total Other Financial Instruments - Liabilities	$(12,123,462)		$(4,769,496)	$(7,353,966)	$–

* Includes securities that are fair valued by the Board at $0.

Notes to Financial Statements

November 30, 2023 (unaudited) (continued)

2. Investment valuation (continued)

	Total Fair Value at November 30, 2023	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations Municipal Fixed Income Fund
Investments, at value
Municipal Bonds	$825,531,558	$–	$825,531,558	$–
Exchange Traded Funds (ETFs)	16,406,731	16,406,731	–	–
Short-Term Investments:
Municipal Bond	3,170,444	–	3,170,444	–
Time Deposits	24,711,375	–	24,711,375	–
Total Investments, at value	$869,820,108	$16,406,731	$853,413,377	$–

Other Financial Instruments - Liabilities
Futures Contracts	$(3,420)	$(3,420)	$–	$–
Total Other Financial Instruments - Liabilities	$(3,420)	$(3,420)	$–	$–

Notes to Financial Statements

November 30, 2023 (unaudited) (continued)

2. Investment valuation (continued)

	Total Fair Value at November 30, 2023	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations Multi Strategy Alternatives Fund
Investments, at value
Asset-Backed Securities	$149,235,721	$–	$149,235,721	$–
Collateralized Mortgage Obligations	136,879,382	–	136,879,382	–
Corporate Bonds & Notes	122,688,830	–	122,688,830	–
Senior Loan	11,123,143	–	11,123,143	–
Common Stocks:
Consumer Cyclical	22,331,226	22,331,226	–	–
Consumer Non-cyclical	47,707,091	47,707,091	–	–
Diversified	3,005,286	3,005,286	–	–
Financial	17,275,074	17,275,074	–	–
Industrial	4,933,782	4,933,782	–	–
Open-End Funds	160,737,435	160,737,435	–	–
Equity Linked Note	3,107,101	3,107,101	–	–
Preferred Stock	7,891,830	7,891,830	–	–
Warrants	295,533	295,533	–	–
Purchased Option	11,725	11,725	–	–
Short-Term Investments:
Time Deposits	111,336,662	–	111,336,662	–
Money Market Fund	556,731	556,731	–	–
Total Investments, at value	$799,116,552	$267,852,814	$531,263,738	$–
Other Financial Instruments - Assets
OTC Total Return Swaps	$249,345	$–	$249,345	$–
OTC Credit Default Swaps	10,499,365	–	10,499,365	–
Total Other Financial Instruments - Assets	$10,748,710	$–	$10,748,710	$–
Other Financial Instruments - Liabilities
Option Contracts Written	$(175,875)	$(175,875)	$–	$–
OTC Total Return Swaps	(213,956)	(61,467)	(152,489)	–
Securities Sold Short:
Corporate Bond & Note	(8,483,779)	–	(8,483,779)	–
Exchange Traded Funds (ETFs)	(31,937,703)	(31,937,703)	–	–
Total Other Financial Instruments - Liabilities	$(40,811,313)	$(32,175,045)	$(8,636,268)	$–

Notes to Financial Statements

November 30, 2023 (unaudited) (continued)

2. Investment valuation (continued)

	Total Fair Value at November 30, 2023	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations Shelter Fund
Investments, at value
Common Stocks	$98,261,515	$98,261,515	$–	$–
Purchased Options	358,195	358,195	–	–
Short-Term Investments:
Time Deposits	1,962,134	–	1,962,134	–
Total Investments, at value	$100,581,844	$98,619,710	$1,962,134	$–

Other Financial Instruments - Liabilities
Options Contracts Written	$(1,386,968)	$(1,386,968)	$–	$–
Total Other Financial Instruments - Liabilities	$(1,386,968)	$(1,386,968)	$–	$–

Notes to Financial Statements

November 30, 2023 (unaudited) (continued)

2. Investment valuation (continued)

The level classification by major category of investments is the same as the category presentation in the Schedules of Investments.

The following is a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining fair value during the period February 28, 2023 through November 30, 2023:

	Total	Common Stocks	Corporate Bonds & Notes	Preferred Stocks	Senior Loans	Warrants		Short Terms	Equity Linked Notes
Destinations Large Cap Equity Fund
Balance as of August 31, 2023	$11,879,235	$4,787,999	$-	$7,091,236	$-	$-		$-	$-
Purchases	15,300,769	4,631,637	-	10,669,132	-	-		-	-
(Sales/Paydowns)	(1,301,995)	(325,635)	-	(976,360)	-	-		-	-
Total realized gain (loss)	-	-	-	-	-	-		-	-
Change in unrealized appreciation (depreciation)	(14,322,951)	(5,110,724)	-	(9,212,227)	-	-		-	-
Transfers In	-	-	-	-	-	-		-	-
Transfers Out	-	-	-	-	-	-		-	-
Balance as of November 30, 2023	$11,555,058	$3,983,277	$-	$7,571,781	$-	$-		$-	$-
Change in unrealized appreciation (depreciation) from Investments held as of November 30, 2023	$533,274	$(551,011)	$-	$1,084,285	$-	$-		$-	$-

Destinations International Equity Fund
Balance as of August 31, 2023	$520,701	$520,701	$-	$-	$-	$-		$-	$-
Purchases	-	-	-	-	-	-		-	-
(Sales/Paydowns)	(527,597)	(527,597)	-	-	-	-		-	-
Total realized gain (loss)	(2,619,423)	(2,619,423)	-	-	-	-		-	-
Change in unrealized appreciation (depreciation)	3,060,593	3,060,593	-	-	-	-		-	-
Transfers In	843,721	813,726	-	29,995	-	-		-	-
Transfers Out	(429,621)	(429,621)	-	-	-	-		-	-
Balance as of November 30, 2023	$848,374	$818,379	$-	$29,995	$-	$-	*	$-	$-
Change in unrealized appreciation (depreciation) from Investments held as of November 30, 2023	$(54,148)	$(54,148)	$-	$-	$-	$-		$-	$-

Destinations Core Fixed Income Fund
Balance as of August 31, 2023	$11,976	$11,976	$-	$-	$-	$-		$-	$-
Purchases	-	-	-	-	-	-		-	-
(Sales/Paydowns)	-	-	-	-	-	-		-	-
Total realized gain (loss)	-	-	-	-	-	-		-	-
Change in unrealized appreciation (depreciation)	(1,526)	(1,526)	-	-	-	-		-	-
Transfers In	-	-	-	-	-	-		-	-
Transfers Out	-	-	-	-	-	-		-	-
Balance as of November 30, 2023	$10,450	$10,450	$-	$-	$-	$-		$-	$-
Change in unrealized appreciation (depreciation) from Investments held as of November 30, 2023	$(1,526)	$(1,526)	$-	$-	$-	$-		$-	$-

Destinations Low Duration Fixed Income Fund
Balance as of August 31, 2023	$17,080,854	$412,171	$12,688,850	$-	$2,983,027	$-	*	$996,806	$-
Purchases	472,818	-	-	-	-	-		472,818	-
(Sales/Paydowns)	(1,010,791)	-	-	-	(7,330)	-		(1,003,461)	-
Total realized gain (loss)	3,755	-	-	-	3,755	-		-	-
Change in unrealized appreciation (depreciation)	1,129,568	204,102	-	-	(76,832)	-		1,002,298	-
Transfers In	-	-	-	-	-	-		-	-
Transfers Out	(1,468,461)	-	-	-	-	-		(1,468,461)	-
Balance as of November 30, 2023	$16,207,743	$616,273	$12,688,850	$-	$2,902,620	$-	*	$-	$-
Change in unrealized appreciation (depreciation) from Investments held as of November 30, 2023	$120,291	$204,104	$(1,217)	$-	$(76,832)	$-		$(5,764)	$-

Destinations Global Fixed Income Opportunities Fund
Balance as of August 31, 2023	$18,825,136	$4,064,650	$12,424,636 *	$-	$638,401	$-	*	$1,551,869	$145,580
Purchases	189,547	-	(855,000)	429,786	-	-		$614,761	-
(Sales/Paydowns)	(3,307,856)	-	(1,745,625)	-	-	-		$(1,562,231)	-
Total realized gain (loss)	1,878	(67)	1,945	-	-	-		$-	-
Change in unrealized appreciation (depreciation)	1,410,831	92,295	123,729	24,559	(359,097)	-		$1,560,724	(31,379)
Transfers In	-	-	-	-	-	-		$-	-
Transfers Out	(2,165,123)	-	-	-	-	-		$(2,165,123)	-
Balance as of November 30, 2023	$14,954,413	$4,156,878	$9,949,685 *	$454,345	$279,304	$-	*	$-	$114,201
Change in unrealized appreciation (depreciation) from Investments held as of November 30, 2023	$(157,902)	$92,227	$123,729	$24,559	$(359,098)	$-		$(7,940)	$(31,379)

* Includes securities that are fair valued at $0.

Notes to Financial Statements

November 30, 2023 (unaudited) (continued)

3. Investments

At November 30, 2023, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

	Aggregate Cost	Gross	Gross	Net Unrealized
	For Federal Income	Unrealized	Unrealized	Appreciation
Fund	Tax Purposes	Appreciation	(Depreciation)	(Depreciation)
Destinations Large Cap Equity Fund	$3,035,425,080	$1,012,654,152	$(32,471,208)	$980,182,944
Destinations Small-Mid Cap Equity Fund	691,359,044	133,685,912	(29,330,214)	104,355,698
Destinations International Equity Fund	2,169,211,648	454,302,157	(149,082,844)	305,219,313
Destinations Equity Income Fund	553,991,721	63,927,349	(28,114,746)	35,812,603
Destinations Core Fixed Income Fund	2,333,731,784	12,972,055	(247,650,943)	(234,678,888)
Destinations Low Duration Fixed Income Fund	428,685,177	3,254,018	(22,798,166)	(19,544,148)
Destinations Global Fixed Income Opportunities Fund	846,051,635	8,684,355	(45,332,907)	(36,648,552)
Destinations Municipal Fixed Income Fund	891,304,941	3,624,027	(25,112,280)	(21,488,253)
Destinations Multi Strategy Alternatives Fund	728,476,257	59,755,217	(19,177,525)	40,577,692
Destinations Shelter Fund	94,758,578	12,026,925	(7,590,627)	4,436,298